UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mary Ellen Reilly

Wilmington Trust Investment Advisors, Inc.

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

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i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2017, through October 31, 2017. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

Economic growth remains in place as the expansion begun in 2009 continues unabated. While the current expansion has often been viewed as relatively anemic versus history, the most recent quarters covered by the semi-annual reporting period were noteworthy as economic growth sprung to life, averaging over 3%. Consumers provided a significant level of support with real personal consumption growing by 2.85% from April to the end of September.

Investment spending has been a conspicuously missing ingredient in this expansion as indicated by an average growth rate of 1.1% during 2016. Helped by both business investment and a resurging housing market, investment spending averaged almost 5% during the second and third quarters of 2017.

Employment growth has not faltered either and is providing strong support to economic activity with jobs growth from April to September 2017, totaling just under one million new jobs at 980,000. The growth trends were interrupted temporarily due to the series of natural disasters caused by hurricanes Harvey and Maria. Perhaps as important as the continued growth in new jobs has been a surge in hourly earnings over the past several years. Average hourly earnings had failed to grow much more than 2% during the early parts of the recovery but this has shifted to a stronger growth path, approaching 2.6% during the first half of 2017. Part of this reflects the need for employers to beef up compensation in the face of a tightening jobs market. With the civilian unemployment rate falling from 4.4% to 4.1% during the semi-annual period, employers are finding it increasingly difficult to fill jobs; particularly, highly skilled positions.

One significant shift during the semi-annual period has been the resurgence of global growth. Europe has faced many challenges to the European Union but it appears that the efforts of the European Central Bank to support the economy through significant bond purchases may be finally paying off. Annualized GDP growth in the European Union reached 2.6% by the end of the September quarter, the highest pace since 2011. Despite concerns over Brexit, the United Kingdom reached its lowest unemployment rate since 1975. Through June of 2017, Japan has generated six straight quarters of growth, the longest run of economic expansion since 2006.

The bond markets

While many bond market observers focus on the 10-year U.S. Treasury note yields, the more important market to watch may be the 2-year note, which finished the semi-annual period in a definitive uptrend. After taking a break in raising rates to prepare markets for the beginning of their balance sheet reduction, the Federal Reserve appears poised to restart the process this December. This has helped to push the 2-year Treasury yield up to 1.60% at the end of October 2017, an increase of 35 basis points (0.35%) since the start of the semi-annual period. Ten-year Treasury note yields, on the other hand, have barely moved—finishing the semi-annual period at 2.37%, almost on top of where it started at 2.28%. These modest increases in yields were not enough to overwhelm income returns, allowing Treasury markets to post modest positive returns for the semi-annual period. Overall, the Treasury market gained 0.75%, as measured by the Bloomberg Barclays U.S. Treasury Bond Index1.

Credit conditions remained positive, supported by the economic backdrop and improving corporate earnings. Yield spreads on corporate bonds have declined for most of 2017. The option-adjusted spread on the Bloomberg Barclays U.S. Credit Bond Index declined 19 basis points from April to October. These factors combined with investors’ continued search for yield helped to push corporate bond market returns higher, with the Bloomberg Barclays U.S. Credit Bond Index2 up over 3% for the six-month period. These same factors helped to push up high-yield returns as well, with the Bloomberg Barclays U.S. Corporate High Yield Bond Index3 returning 3.4%.

Municipal bonds also enjoyed a strong quarter as economic strength translates into strong tax revenues from income, sales, and property-related sources.

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

ii

Below are returns of certain Bloomberg Barclays indices for the semi-annual period from May to October4:

Bloomberg Barclays U.S. Aggregate Bond Index[5]	Bloomberg Barclays U.S. Treasury Bond Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index[6]	Bloomberg Barclays U.S. Credit Bond Index	Bloomberg Barclays Municipal Bond Index[7]

1.58%	0.75%	1.15%	3.05%	2.55%

The stock markets

The oft-quoted advice to “Sell in May and go away” would have been disastrous for investors this year. While equity markets consolidated early in the recent six-month period, they gained traction over the last few months to score impressive results. Domestic equity markets were up over 9% as measured by the S&P 500 index8 during the semi-annual period. Small-cap stocks also participated in these robust market conditions, adding just over 8% as measured by the Russell 2000 Index9.

Factors propelling the market forward were widespread. The most fundamentally important element was the acceleration in corporate earnings, with year-over-year results for the second quarter of 2017 up 9.7%. For much of 2017, we have seen the U.S. dollar depreciate, with the euro gaining 11.2% since the start of the year. This is beginning to provide a tailwind for U.S. corporations due to foreign currency translation gains and stronger overseas volumes.

While the Fed may be looking to resume interest rate hikes, monetary policy remains accommodative and the outlook is for a gentle process in managing the future direction. This has helped equity markets keep financing costs low and risk appetites elevated.

While domestic markets put on a good show, their results were second fiddle to global markets, which saw double-digit returns in most major markets. The firming in economic growth in Europe and Japan also led to stronger earnings growth which helped to propel these markets higher. The MSCI All-Country World ex-USD (Net) Index10 was up over 12% for the reporting period. Gains in the developed international economies filtered down into emerging markets, which saw their equity markets gain 16.1% during the semi-annual period as measured by the MSCI Emerging Market Index11.

Below are returns of certain equity indices for the semi-annual period from May to October:

S&P 500 Index	Russell 2000 Index	Dow Jones Industrial Average[12]	NASDAQ Composite Index[13]	MSCI All Country World ex-USD (Net) Index

9.10%	8.01%	13.00%	11.85%	12.06%

We appreciate and will continue to work hard to earn the confidence and belief you have in us. For our part, the Trust remains committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals.

Sincerely,

Christopher D. Randall

President

November 14, 2017

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

iii

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

1.   Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

2.   Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

3.   Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.

4.   Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5.   Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.   Bloomberg Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

7.   Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.   The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.   Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion.

10.   MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.   MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.   Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

13.   NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,093.10	$1.32	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2017, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	25.0%
Financials	15.1%
Health Care	13.9%
Consumer Discretionary	12.3%
Industrials	10.8%
Consumer Staples	6.5%
Energy	6.2%
Materials	3.4%
Real Estate	3.4%
Telecommunication Services	1.8%
Utilities	1.5%
Investment Companies	0.1%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	1.7%
Other Assets and Liabilities – Net[2]	(1.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.9%

CONSUMER DISCRETIONARY – 12.3%

AUTO COMPONENTS – 0.3%

Adient PLC	2,113	$178,253

BorgWarner, Inc.	4,380	230,914

Delphi Automotive PLC	5,250	521,745

Gentex Corp.	4,680	90,839

Goodyear Tire & Rubber Co. (The)	7,350	224,837

Lear Corp.	2,500	438,975

Visteon Corp.*	1,500	189,060

		$1,874,623

AUTOMOBILES – 0.7%

Ford Motor Co.	80,900	992,643

General Motors Co.	34,200	1,469,916

Harley-Davidson, Inc.#	3,970	187,940

Description	Number of Shares	Value

Tesla, Inc.#,*	3,018	$1,000,558

Thor Industries, Inc.	1,380	187,984

		$3,839,041

DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,620	407,623

LKQ Corp.*	3,880	146,237

		$553,860

DIVERSIFIED CONSUMER SERVICES – 0.1%

Graham Holdings Co., Class B	140	77,903

Service Corp. International	4,170	147,868

ServiceMaster Global Holdings, Inc.*	2,280	107,411

		$333,182

HOTELS, RESTAURANTS & LEISURE – 2.0%

Aramark	5,800	253,402

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Chipotle Mexican Grill, Inc.*	650	$176,735

Choice Hotels International, Inc.	1,610	112,297

Darden Restaurants, Inc.	1,440	118,469

Domino’s Pizza, Inc.	1,800	329,400

Dunkin’ Brands Group, Inc.#	3,900	230,373

Hilton Grand Vacations, Inc.*	736	30,147

Hilton Worldwide Holdings, Inc.	2,353	170,075

Hyatt Hotels Corp., Class A*	2,800	175,448

International Game Technology	1,273	29,916

Las Vegas Sands Corp.	9,520	603,378

Marriott International, Inc., Class A	7,036	840,661

McDonald’s Corp.	19,449	3,246,233

MGM Resorts International	12,310	385,918

Norwegian Cruise Line Holdings*	3,360	187,320

Restaurant Brands International LP	47	3,102

Royal Caribbean Cruises Ltd.	4,180	517,359

Six Flags Entertainment Corp.#	3,100	194,649

Starbucks Corp.	30,390	1,666,588

Wendy’s Co. (The)	200	3,042

Wyndham Worldwide Corp.	3,360	359,016

Wynn Resorts Ltd.	2,200	324,478

Yum China Holdings, Inc.*	10,150	409,553

Yum! Brands, Inc.	9,450	703,553

		$11,071,112

HOUSEHOLD DURABLES – 0.5%

DR Horton, Inc.	5,070	224,145

Garmin Ltd.#	1,690	95,671

Leggett & Platt, Inc.	3,670	173,444

Lennar Corp., Class A	3,810	212,103

Mohawk Industries, Inc.*	1,900	497,344

Newell Brands, Inc.	10,569	431,004

NVR, Inc.*	30	98,441

PulteGroup, Inc.	10,090	305,021

Tempur Sealy International, Inc.#,*	200	13,074

Toll Brothers, Inc.	6,650	306,166

Tupperware Brands Corp.	1,000	58,750

Whirlpool Corp.	750	122,947

		$2,538,110

INTERNET & CATALOG RETAIL – 2.7%

Amazon.com, Inc.*	9,160	10,124,365

Expedia, Inc.	2,852	355,530

Liberty Expedia Holdings, Inc., Class A*	1,640	75,604

Liberty Interactive Corp., QVC Group, Class A*	7,350	166,992

Liberty Ventures, Class A#,*	2,461	140,179

Netflix, Inc.*	10,000	1,964,300

Priceline Group, Inc. (The)*	1,130	2,160,515

Description	Number of Shares	Value

TripAdvisor, Inc.#,*	1,400	$52,500

		$15,039,985

LEISURE EQUIPMENT & PRODUCTS – 0.1%

Brunswick Corp.	2,490	126,118

Hasbro, Inc.	3,490	323,139

Mattel, Inc.#	2,050	28,946

Polaris Industries, Inc.#	1,900	225,017

		$703,220

MEDIA – 2.8%

AMC Networks, Inc., Class A*	1,685	85,733

Cable One, Inc.	140	99,373

CBS Corp., Non-Voting	10,030	562,884

Charter Communications, Inc.*	4,702	1,571,267

Cinemark Holdings, Inc.#	500	18,170

Comcast Corp., Class A	110,500	3,981,315

Discovery Communications, Inc., Class A#,*	4,780	90,246

Discovery Communications, Inc., Class C*	2,600	46,306

DISH Network Corp., Class A*	4,880	236,875

Interpublic Group of Cos., Inc. (The)	6,020	115,885

John Wiley & Sons, Inc., Class A	2,100	114,765

Liberty Broadband Corp., Class A*	1,335	115,090

Liberty Broadband Corp., Class C*	1,271	110,946

Liberty Media Corp., Class A#,*	210	7,644

Liberty SiriusXM Group, Class A*	843	35,162

Liberty SiriusXM Group, Class C*	6,086	253,482

Lions Gate Entertainment Corp., Class A#,*	2,380	69,068

Lions Gate Entertainment Corp., Class B*	2,290	63,341

Live Nation Entertainment, Inc.*	4,370	191,319

Madison Square Garden Co., Class A (The)*	729	162,341

News Corp., Class A	16,157	220,705

News Corp., Class B	300	4,170

Omnicom Group, Inc.	5,490	368,873

Regal Entertainment Group, Class A#	770	12,589

Scripps Networks Interactive, Inc., Class A	1,380	114,926

Sirius XM Holdings, Inc.#	54,140	294,522

TEGNA, Inc.	1,240	15,165

Time Warner, Inc.	18,816	1,849,425

Tribune Media Co., Class A	2,550	104,371

Twenty-First Century Fox, Inc., Class A	28,230	738,214

Twenty-First Century Fox, Inc., Class B	4,580	116,561

Viacom, Inc., Class B	3,700	88,911

Walt Disney Co. (The)	34,646	3,388,725

		$15,248,369

MULTILINE RETAIL – 0.4%

Burlington Stores, Inc.*	900	84,501

Dollar General Corp.	6,800	549,712

Dollar Tree, Inc.*	6,962	635,282

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Kohl’s Corp.	310	$12,946

Macy’s, Inc.	4,080	76,541

Nordstrom, Inc.#	4,480	177,632

Target Corp.	10,260	605,750

		$2,142,364

SPECIALTY RETAIL – 2.0%

Advance Auto Parts, Inc.	1,850	151,219

AutoNation, Inc.#,*	480	22,752

AutoZone, Inc.*	660	389,070

Bed, Bath & Beyond, Inc.	210	4,179

Best Buy Co., Inc.	6,780	379,544

CarMax, Inc.*	4,300	322,930

Dick’s Sporting Goods, Inc.	1,680	41,110

Foot Locker, Inc.	1,310	39,405

GameStop Corp., Class A	720	13,457

Home Depot, Inc. (The)	28,250	4,683,285

L Brands, Inc.	2,510	108,030

Lowe’s Cos., Inc.	18,500	1,479,075

Michaels Cos, Inc. (The)*	1,700	33,014

Murphy USA, Inc.*	1,387	103,137

O’Reilly Automotive, Inc.*	2,400	506,280

Penske Automotive Group, Inc.	600	27,972

Ross Stores, Inc.	10,440	662,836

Sally Beauty Holdings, Inc.*	2,500	43,275

Signet Jewelers Ltd.#	820	53,767

Tiffany & Co.	3,950	369,799

TJX Cos., Inc. (The)	13,740	959,052

Tractor Supply Co.	1,200	72,312

Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	343,043

Urban Outfitters, Inc.*	2,900	71,108

Williams-Sonoma, Inc.#	1,340	69,144

		$10,948,795

TEXTILES, APPAREL & LUXURY GOODS –0.6%

Carter’s, Inc.	1,400	135,422

Hanesbrands, Inc.#	8,700	195,750

Michael Kors Holdings Ltd.*	1,600	78,096

NIKE, Inc., Class B	29,240	1,607,908

PVH Corp.	880	111,593

Ralph Lauren Corp.	700	62,601

Skechers U.S.A., Inc., Class A*	2,500	79,800

Tapestry, Inc.	8,010	328,009

Under Armour, Inc., Class A#,*	3,500	43,820

Under Armour, Inc., Class C#,*	2,922	33,691

VF Corp.	6,050	421,382

		$3,098,072

TOTAL CONSUMER DISCRETIONARY		$67,390,733

Description	Number of Shares	Value

CONSUMER STAPLES – 6.5%

BEVERAGES – 1.6%

Brown-Forman Corp., Class A	1,100	$63,063

Brown-Forman Corp., Class B	3,400	193,868

Coca-Cola Co. (The)	78,900	3,627,822

Constellation Brands, Inc., Class A	2,700	591,543

Dr. Pepper Snapple Group, Inc.	2,300	197,018

Molson Coors Brewing Co., Class B	1,900	153,653

Monster Beverage Corp.*	9,900	573,507

PepsiCo, Inc.	29,300	3,229,739

		$8,630,213

FOOD & STAPLES RETAILING – 1.4%

Costco Wholesale Corp.	8,100	1,304,748

CVS Health Corp.	20,000	1,370,600

Kroger Co. (The)	16,500	341,550

Rite Aid Corp.*	40,000	66,000

Sprouts Farmers Market, Inc.*	3,200	59,168

Sysco Corp.	8,500	472,770

US Foods Holding Corp.*	2,400	65,472

Walgreens Boots Alliance, Inc.	20,000	1,325,400

Wal-Mart Stores, Inc.	30,200	2,636,762

		$7,642,470

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	12,200	498,614

Blue Buffalo Pet Products, Inc.#,*	6,700	193,831

Bunge Ltd.	3,800	261,364

Campbell Soup Co.	1,200	56,844

ConAgra Foods, Inc.	7,900	269,864

General Mills, Inc.	10,400	539,968

Hain Celestial Group, Inc. (The)*	5,600	201,712

Hershey Co. (The)	3,500	371,630

Hormel Foods Corp.#	7,700	239,932

Ingredion, Inc.	500	62,675

JM Smucker Co. (The)	1,200	127,260

Kellogg Co.	3,000	187,590

Kraft Heinz Co. (The)	11,600	897,028

Lamb Weston Holdings, Inc.	2,700	137,673

McCormick & Co., Inc.	1,200	119,436

Mondelez International, Inc., Class A	28,700	1,189,041

Pilgrim’s Pride Corp.*	5,500	174,790

Pinnacle Foods, Inc.	400	21,768

Post Holdings, Inc.#,*	1,300	107,809

Tyson Foods, Inc., Class A	7,400	539,534

		$6,198,363

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	2,600	117,442

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Clorox Co. (The)	2,900	$366,937

Colgate-Palmolive Co.	15,600	1,099,020

Energizer Holdings, Inc.	1,700	73,083

Kimberly-Clark Corp.	6,500	731,315

Procter & Gamble Co. (The)	52,400	4,524,216

Spectrum Brands Holdings, Inc.#	200	21,984

		$6,933,997

PERSONAL PRODUCTS – 0.1%

Coty, Inc., Class A	3,600	55,440

Edgewell Personal Care Co.*	1,800	116,874

Estee Lauder Cos., Inc. Class A (The)	3,200	357,792

Herbalife Ltd.#,*	1,900	137,978

Nu Skin Enterprises, Inc., Class A	1,500	95,415

		$763,499

TOBACCO – 1.0%

Altria Group, Inc.	37,800	2,427,516

Philip Morris International, Inc.	30,600	3,201,984

		$5,629,500

TOTAL CONSUMER STAPLES		$35,798,042

ENERGY – 6.2%

ENERGY EQUIPMENT & SERVICES – 0.8%

Baker Hughes a GE Co.	6,600	207,438

Halliburton Co.	22,790	974,045

Helmerich & Payne, Inc.#	2,960	160,758

Nabors Industries Ltd.	8,630	48,587

National Oilwell Varco, Inc.	6,605	225,825

Oceaneering International, Inc.	1,680	33,970

Patterson-UTI Energy, Inc.	4,800	94,944

RPC, Inc.#	3,450	83,869

Schlumberger Ltd.	28,446	1,820,544

Targa Resources Corp.	4,300	178,450

Transocean Ltd.#,*	21,800	228,900

Weatherford International PLC#,*	20,000	69,400

		$4,126,730

OIL, GAS & CONSUMABLE FUELS – 5.4%

Anadarko Petroleum Corp.	13,050	644,278

Andeavor	2,640	280,474

Antero Resources Corp.#,*	2,050	39,770

Apache Corp.	9,040	373,985

Cabot Oil & Gas Corp.	14,200	393,340

Cheniere Energy, Inc.*	4,830	225,754

Chesapeake Energy Corp.#,*	23,700	92,430

Chevron Corp.	46,420	5,379,614

Cimarex Energy Co.	2,900	339,097

Concho Resources, Inc.*	3,460	464,367

ConocoPhillips	27,260	1,394,349

Description	Number of Shares	Value

CONSOL Energy, Inc.*	6,600	$106,458

Continental Resources, Inc.*	2,620	106,660

Devon Energy Corp.	11,780	434,682

Diamondback Energy, Inc.*	1,900	203,604

Energen Corp.*	4,380	226,446

EOG Resources, Inc.	14,680	1,466,092

EQT Corp.	4,830	302,068

Exxon Mobil Corp.	102,093	8,509,452

Gulfport Energy Corp.*	12,150	166,455

Hess Corp.	7,190	317,510

HollyFrontier Corp.	7,840	289,688

Kinder Morgan, Inc.	45,655	826,812

Kosmos Energy Ltd.#,*	3,050	23,424

Laredo Petroleum, Inc.*	4,900	58,408

Marathon Oil Corp.	14,630	208,039

Marathon Petroleum Corp.	14,930	891,918

Murphy Oil Corp.	7,100	189,925

Newfield Exploration Co.*	4,310	132,705

Noble Energy, Inc.	12,620	351,719

Occidental Petroleum Corp.	17,000	1,097,690

ONEOK, Inc.	6,660	361,438

PBF Energy, Inc., Class A#	3,000	86,910

Phillips 66	10,690	973,645

Pioneer Natural Resources Co.	4,450	666,031

QEP Resources, Inc.*	4,200	37,590

Range Resources Corp.	4,898	88,703

Rice Energy, Inc.*	800	22,680

SM Energy Co.	7,050	150,376

Southwestern Energy Co.*	16,300	90,465

Valero Energy Corp.	13,120	1,035,037

Whiting Petroleum Corp.#,*	10,350	62,204

Williams Cos., Inc. (The)	17,870	509,295

World Fuel Services Corp.	2,100	58,380

WPX Energy, Inc.*	3,017	34,032

		$29,713,999

TOTAL ENERGY		$33,840,729

FINANCIALS – 15.1%

CAPITAL MARKETS – 3.2%

Affiliated Managers Group, Inc.	1,270	236,855

Ameriprise Financial, Inc.	4,140	648,076

Bank of New York Mellon Corp. (The)	25,520	1,313,004

BlackRock, Inc.	2,960	1,393,657

Cboe Global Markets, Inc.	3,000	339,180

Charles Schwab Corp. (The)	27,150	1,217,406

CME Group, Inc.	8,600	1,179,662

E*TRADE Financial Corp.*	7,200	313,848

Eaton Vance Corp.	270	13,627

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FactSet Research Systems, Inc.#	1,540	$292,400

Federated Investors, Inc., Class B	670	20,817

Franklin Resources, Inc.	5,220	219,919

Goldman Sachs Group, Inc. (The)	8,840	2,143,523

Interactive Brokers Group, Inc., Class A	2,300	124,246

Intercontinental Exchange, Inc.	15,390	1,017,279

Invesco Ltd.	5,120	183,245

Legg Mason, Inc.	1,310	50,016

LPL Financial Holdings, Inc.	3,200	158,752

Moody’s Corp.	4,940	703,505

Morgan Stanley	31,946	1,597,300

Morningstar, Inc.	1,100	93,731

MSCI, Inc.	3,120	366,163

Nasdaq, Inc.	4,530	329,104

Northern Trust Corp.	4,080	381,562

Raymond James Financial, Inc.	4,510	382,358

S&P Global, Inc.	6,990	1,093,725

SEI Investments Co.	3,840	247,718

State Street Corp.	9,070	834,440

T. Rowe Price Group, Inc.	3,780	351,162

TD Ameritrade Holding Corp.	2,450	122,475

		$17,368,755

COMMERCIAL BANKS – 1.6%

Associated Banc-Corp.	8,385	212,140

Bank of Hawaii Corp.	2,470	201,577

Bank of the Ozarks	2,700	125,874

BB&T Corp.	16,690	821,816

BOK Financial Corp.	820	70,905

CIT Group, Inc.	2,300	107,226

Citizens Financial Group, Inc.	13,750	522,637

Commerce Bancshares, Inc.	1,724	100,268

Cullen/Frost Bankers, Inc.#	1,440	141,840

East West Bancorp, Inc.	3,800	227,392

Fifth Third Bancorp	18,250	527,425

First Horizon National Corp.#	8,934	167,691

First Republic Bank	5,000	487,000

Huntington Bancshares, Inc.	16,541	228,266

KeyCorp	19,044	347,553

M&T Bank Corp.§	1,610	268,500

PacWest Bancorp.	2,239	108,188

People’s United Financial, Inc.	7,400	138,084

PNC Financial Services Group, Inc. (The)	11,860	1,622,329

Popular, Inc.	3,900	143,052

Regions Financial Corp.	28,556	442,047

Signature Bank*	1,000	130,010

SunTrust Banks, Inc.	12,880	775,505

Description	Number of Shares	Value

SVB Financial Group*	1,200	$263,136

Synovus Financial Corp.	5,594	262,079

TCF Financial Corp.	2,510	45,732

Zions Bancorporation	3,590	166,791

		$8,655,063

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	3,900	101,907

American Express Co.	16,040	1,532,141

Capital One Financial Corp.	9,400	866,492

Credit Acceptance Corp.#,*	250	71,682

Discover Financial Services	10,180	677,275

Navient Corp.	5,960	74,262

SLM Corp.*	5,760	60,998

Synchrony Financial	13,000	424,060

		$3,808,817

DIVERSIFIED FINANCIAL SERVICES – 6.4%

Bank of America Corp.	228,350	6,254,506

Berkshire Hathaway, Inc., Class B*	43,596	8,149,836

Citigroup, Inc.	62,882	4,621,827

Comerica, Inc.	5,030	395,207

JPMorgan Chase & Co.	80,320	8,080,995

Leucadia National Corp.	2,910	73,623

U.S. Bancorp	38,170	2,075,685

Voya Financial, Inc.	1,900	76,304

Wells Fargo & Co.	96,275	5,404,878

		$35,132,861

INSURANCE – 3.1%

Aflac, Inc.	10,500	880,845

Alleghany Corp.*	156	88,330

Allstate Corp. (The)	10,180	955,495

American Financial Group, Inc.	1,600	168,784

American International Group, Inc.	19,080	1,232,759

American National Insurance Co.	600	73,038

Aon PLC	6,800	975,324

Arch Capital Group Ltd.*	2,590	258,068

Arthur J Gallagher & Co.	6,480	410,378

Assurant, Inc.	2,330	234,514

Assured Guaranty Ltd.	3,550	131,705

Axis Capital Holdings Ltd.	3,280	178,399

Brighthouse Financial, Inc.*	768	47,754

Brown & Brown, Inc.	5,570	277,609

Chubb Ltd.	11,347	1,711,355

Cincinnati Financial Corp.	5,306	372,322

CNA Financial Corp.#	1,050	56,836

Erie Indemnity Co., Class A	670	80,936

Everest Re Group Ltd.	1,170	277,817

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

FNF Group	5,341	$199,860

Hanover Insurance Group, Inc. (The)	1,100	108,218

Hartford Financial Services Group, Inc. (The)	6,790	373,789

Lincoln National Corp.	6,870	520,609

Loews Corp.	5,650	279,731

Markel Corp.*	280	303,604

Marsh & McLennan Cos., Inc.	12,990	1,051,281

MetLife, Inc.	19,451	1,042,185

Old Republic International Corp.	13,500	273,915

Principal Financial Group, Inc.	6,990	460,291

ProAssurance Corp.	1,200	67,260

Progressive Corp. (The)	16,230	789,589

Prudential Financial, Inc.	10,430	1,152,098

Reinsurance Group of America, Inc.	1,690	252,452

RenaissanceRe Holdings Ltd.	1,120	154,963

Torchmark Corp.	1,695	142,600

Travelers Cos., Inc. (The)	7,280	964,236

Unum Group	5,610	291,944

Validus Holdings Ltd.	170	8,854

White Mountains Insurance Group Ltd.	160	142,264

WR Berkley Corp.	3,580	245,516

XL Group Ltd.	2,470	99,961

		$17,337,488

MORTGAGE REAL ESTATE INVESTMENT TRUSTS –0.1%

AGNC Investment Corp.	4,330	87,163

Annaly Capital Management, Inc.	37,380	428,375

Chimera Investment Corp.	6,740	123,342

Starwood Property Trust, Inc.	4,170	89,697

Two Harbors Investment Corp.	1,800	17,640

		$746,217

THRIFTS & MORTGAGE FINANCE – 0.0%**

TFS Financial Corp.	1,050	16,191

TOTAL FINANCIALS		$83,065,392

HEALTH CARE – 13.9%

BIOTECHNOLOGY – 2.4%

ACADIA Pharmaceuticals, Inc.#,*	2,000	69,660

Agios Pharmaceuticals, Inc.#,*	900	57,843

Alexion Pharmaceuticals, Inc.*	5,390	644,967

Alkermes PLC*	800	39,008

Alnylam Pharmaceuticals, Inc.*	1,700	207,128

Amgen, Inc.	17,464	3,060,042

Biogen, Inc.*	5,100	1,589,466

BioMarin Pharmaceutical, Inc.*	3,600	295,524

Bioverativ, Inc.*	2,800	158,200

Celgene Corp.*	18,766	1,894,803

Exelixis, Inc.*	5,400	133,866

Description	Number of Shares	Value

Gilead Sciences, Inc.	31,044	$2,327,058

Incyte Corp.*	4,160	471,120

Intrexon Corp.#,*	260	4,251

Ionis Pharmaceuticals, Inc.#,*	3,800	217,018

Juno Therapeutics, Inc.#,*	2,300	103,293

Neurocrine Biosciences, Inc.*	1,500	93,165

Regeneron Pharmaceuticals, Inc.*	2,000	805,240

United Therapeutics Corp.*	1,140	135,193

Vertex Pharmaceuticals, Inc.*	6,343	927,537

		$13,234,382

HEALTH CARE EQUIPMENT & SUPPLIES – 2.9%

Abbott Laboratories	36,745	1,992,681

ABIOMED, Inc.*	600	115,752

Align Technology, Inc.*	2,260	540,095

Baxter International, Inc.	13,130	846,491

Becton Dickinson & Co.	5,680	1,185,246

Boston Scientific Corp.*	34,800	979,272

Cooper Cos., Inc. (The)	1,450	348,377

CR Bard, Inc.	2,080	680,306

Danaher Corp.	12,580	1,160,757

DENTSPLY SIRONA, Inc.	5,679	346,817

Edwards Lifesciences Corp.*	5,372	549,180

Hill-Rom Holdings, Inc.	2,260	182,405

Hologic, Inc.*	6,740	255,109

IDEXX Laboratories, Inc.*	2,180	362,251

Intuitive Surgical, Inc.*	2,700	1,013,472

Medtronic PLC	29,426	2,369,382

ResMed, Inc.	4,420	372,076

Stryker Corp.	8,500	1,316,395

Teleflex, Inc.	1,560	369,689

Varian Medical Systems, Inc.*	2,750	286,522

Zimmer Biomet Holdings, Inc.	3,310	402,562

		$15,674,837

HEALTH CARE PROVIDERS & SERVICES – 2.6%

Acadia Healthcare Co., Inc.#,*	1,700	53,312

Aetna, Inc.	8,331	1,416,520

AmerisourceBergen Corp.	5,570	428,611

Anthem, Inc.	6,110	1,278,273

Cardinal Health, Inc.	4,920	304,548

Centene Corp.*	4,132	387,044

Cigna Corp.	5,430	1,070,905

DaVita, Inc.*	2,788	169,343

Envision Healthcare Corp.*	567	24,154

Express Scripts Holding Co.*	14,162	867,989

HCA Healthcare, Inc.*	5,400	408,510

Henry Schein, Inc.*	4,720	370,992

Humana, Inc.	3,730	952,455

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Laboratory Corp. of America Holdings*	1,857	$285,439

LifePoint Hospitals, Inc.*	130	6,259

McKesson Corp.	4,100	565,308

MEDNAX, Inc.*	2,640	115,606

Patterson Cos., Inc.#	970	35,890

Premier, Inc., Class A*	1,300	42,471

Quest Diagnostics, Inc.	4,350	407,943

UnitedHealth Group, Inc.	22,620	4,755,176

Universal Health Services, Inc., Class B	2,480	254,696

		$14,201,444

HEALTH CARE TECHNOLOGY – 0.1%

athenahealth, Inc.*	700	89,516

Cerner Corp.*	7,040	475,341

Veeva Systems, Inc., Class A*	3,320	202,321

		$767,178

LIFE SCIENCES TOOLS & SERVICES – 1.0%

Agilent Technologies, Inc.	7,490	509,545

Bio-Rad Laboratories, Inc., Class A*	890	195,613

Bruker Corp.	4,900	153,860

Charles River Laboratories International,

Inc.*	2,120	246,535

Illumina, Inc.*	2,840	582,740

Mettler-Toledo International, Inc.*	820	559,757

PerkinElmer, Inc.	4,070	294,342

QIAGEN NV	322	10,903

Quintiles IMS Holdings, Inc.*	2,480	268,088

Thermo Fisher Scientific, Inc.	9,920	1,922,794

VWR Corp.*	3,800	125,780

Waters Corp.*	2,310	452,875

		$5,322,832

PHARMACEUTICALS – 4.9%

AbbVie, Inc.	38,478	3,472,639

Akorn, Inc.*	1,600	52,112

Allergan PLC	6,985	1,237,952

Bristol-Myers Squibb Co.	36,960	2,278,954

Eli Lilly & Co.	21,730	1,780,556

Johnson & Johnson	62,200	8,671,302

Mallinckrodt PLC#,*	1,310	41,488

Merck & Co., Inc.	61,666	3,397,180

Mylan NV*	7,830	279,609

Perrigo Co. PLC	1,540	124,725

Pfizer, Inc.	134,903	4,729,699

Zoetis, Inc.	13,281	847,593

		$26,913,809

TOTAL HEALTH CARE		$76,114,482

INDUSTRIALS – 10.8%

Description	Number of Shares	Value

AEROSPACE & DEFENSE – 2.9%

Arconic, Inc.	2,366	$59,434

Boeing Co. (The)	13,540	3,493,049

BWX Technologies, Inc.	2,940	176,165

General Dynamics Corp.	5,730	1,163,075

HEICO Corp.	1,250	95,125

Hexcel Corp.	3,600	218,484

Honeywell International, Inc.	18,570	2,677,051

Huntington Ingalls Industries, Inc.	1,645	383,005

L3 Technologies, Inc.	2,010	376,232

Lockheed Martin Corp.	6,150	1,895,184

Northrop Grumman Corp.	4,170	1,232,360

Raytheon Co.	7,320	1,319,064

Rockwell Collins, Inc.	2,800	379,680

Spirit Aerosystems Holdings, Inc., Class A	1,940	155,394

Textron, Inc.	3,570	188,282

TransDigm Group, Inc.#	1,490	413,475

United Technologies Corp.	16,100	1,928,136

		$16,153,195

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	1,284	100,833

Expeditors International of Washington, Inc.	6,280	366,626

FedEx Corp.	5,960	1,345,828

United Parcel Service, Inc., Class B	14,930	1,754,723

		$3,568,010

AIRLINES – 0.5%

Alaska Air Group, Inc.	3,800	250,914

American Airlines Group, Inc.	8,700	407,334

Copa Holdings SA , Class A	200	24,638

Delta Air Lines, Inc.	12,590	629,878

JetBlue Airways Corp.*	10,000	191,500

Southwest Airlines Co.	15,230	820,288

Spirit Airlines, Inc.*	700	25,963

United Continental Holdings, Inc.*	7,383	431,758

		$2,782,273

BUILDING PRODUCTS – 0.4%

Allegion PLC	2,233	186,210

Fortune Brands Home & Security, Inc.	4,760	314,446

Johnson Controls International PLC	18,031	746,303

Lennox International, Inc.	1,490	284,784

Masco Corp.	10,930	435,233

Owens Corning	2,290	189,360

Smith (A.O.) Corp.	5,000	296,000

		$2,452,336

COMMERCIAL SERVICES & SUPPLIES – 0.4%

Cintas Corp.	3,020	450,101

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Copart, Inc.*	3,800	$137,902

Republic Services, Inc.	7,340	477,614

Stericycle, Inc.*	152	10,769

Waste Management, Inc.	12,040	989,327

		$2,065,713

CONSTRUCTION & ENGINEERING – 0.1%

Fluor Corp.	350	15,082

Jacobs Engineering Group, Inc.	4,150	241,571

Quanta Services, Inc.*	2,760	104,135

		$360,788

ELECTRICAL EQUIPMENT – 0.5%

Acuity Brands, Inc.	300	50,160

AMETEK, Inc.	3,260	220,017

Eaton Corp. PLC	12,178	974,484

Emerson Electric Co.	12,540	808,328

Hubbell, Inc.	1,290	162,308

Regal Beloit Corp.	600	48,690

Rockwell Automation, Inc.	2,320	465,902

		$2,729,889

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%

Fortive Corp.	8,540	617,100

INDUSTRIAL CONGLOMERATES – 1.5%

3M Co.	13,960	3,213,452

Carlisle Cos., Inc.	1,290	141,681

General Electric Co.	192,820	3,887,251

Roper Technologies, Inc.	2,900	748,693

		$7,991,077

MACHINERY – 2.3%

AGCO Corp.	3,260	223,538

Allison Transmission Holdings, Inc.	4,800	203,952

Caterpillar, Inc.	14,700	1,996,260

Colfax Corp.*	2,900	120,959

Crane Co.	1,200	99,744

Cummins, Inc.	4,380	774,734

Deere & Co.	8,390	1,114,863

Donaldson Co., Inc.	4,010	189,312

Dover Corp.	4,160	397,238

Flowserve Corp.#	300	13,221

Graco, Inc.	2,140	282,031

IDEX Corp.	2,120	271,805

Illinois Tool Works, Inc.	8,000	1,252,160

Ingersoll-Rand PLC	7,350	651,210

ITT, Inc.	2,535	118,232

Lincoln Electric Holdings, Inc.	1,900	174,173

Middleby Corp. (The)*	1,600	185,440

Description	Number of Shares	Value

Nordson Corp.	1,500	$190,035

Oshkosh Corp.	1,790	163,892

PACCAR, Inc.	10,090	723,756

Parker-Hannifin Corp.	2,960	540,526

Pentair PLC	3,816	268,875

Snap-on, Inc.	1,280	201,958

Stanley Black & Decker, Inc.	4,220	681,741

Terex Corp.	3,730	175,720

Timken Co. (The)	600	28,290

Toro Co. (The)	4,680	294,138

Trinity Industries, Inc.	2,400	78,048

Valmont Industries, Inc.	1,060	168,434

WABCO Holdings, Inc.*	2,050	302,518

Wabtec Corp.#	1,720	131,580

Welbilt, Inc.#,*	3,910	86,255

Xylem, Inc.	5,010	333,315

		$12,437,953

MARINE – 0.0%**

Kirby Corp.*	900	63,765

PROFESSIONAL SERVICES – 0.3%

Dun & Bradstreet Corp. (The)	930	108,652

Equifax, Inc.	3,660	397,220

IHS Markit Ltd.*	5,987	255,106

ManpowerGroup, Inc.	1,860	229,301

Nielsen Holdings PLC	4,850	179,790

TransUnion*	2,400	125,976

Verisk Analytics, Inc.*	4,100	348,705

		$1,644,750

ROAD & RAIL – 1.0%

AMERCO	300	117,792

CSX Corp.	22,700	1,144,761

JB Hunt Transport Services, Inc.	2,280	242,569

Kansas City Southern	2,180	227,200

Landstar System, Inc.	1,590	157,012

Norfolk Southern Corp.	7,860	1,032,961

Old Dominion Freight Line, Inc.	2,100	254,373

Ryder System, Inc.	40	3,243

Union Pacific Corp.	19,670	2,277,589

		$5,457,500

TRADING COMPANIES & DISTRIBUTORS – 0.2%

Air Lease Corp.#	1,200	52,140

Fastenal Co.	3,520	165,334

MSC Industrial Direct Co., Inc. Class A	1,390	115,231

United Rentals, Inc.*	2,320	328,234

Watsco, Inc.	100	16,657

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

WW Grainger, Inc.#	1,140	$225,378

		$902,974

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	100	6,955

TOTAL INDUSTRIALS		$59,234,278

INFORMATION TECHNOLOGY – 25.0%

COMMUNICATIONS EQUIPMENT – 1.0%

Arris International PLC*	300	8,550

Brocade Communications Systems, Inc.	8,590	100,073

Cisco Systems, Inc.	112,250	3,833,337

EchoStar Corp., Class A*	70	3,916

F5 Networks, Inc.*	190	23,041

Harris Corp.	2,859	398,316

Juniper Networks, Inc.	10,390	257,984

Motorola Solutions, Inc.	5,330	482,578

Palo Alto Networks, Inc.*	1,690	248,768

		$5,356,563

COMPUTERS & PERIPHERALS – 4.2%

Apple, Inc.	122,560	20,717,542

Hewlett Packard Enterprise Co.	46,290	644,357

HP, Inc.	45,390	978,154

NCR Corp.*	2,220	71,240

NetApp, Inc.	3,553	157,824

Western Digital Corp.	5,283	471,613

		$23,040,730

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	8,600	748,200

Arrow Electronics, Inc.*	2,940	245,755

CDW Corp.	4,990	349,300

Cognex Corp.	2,500	307,875

Corning, Inc.	25,270	791,204

Dolby Laboratories, Inc., Class A	150	8,691

FLIR Systems, Inc.	2,090	97,854

IPG Photonics Corp.*	1,400	298,074

Keysight Technologies, Inc.*	1,500	67,005

National Instruments Corp.	1,930	86,850

Trimble Navigation Ltd.*	6,680	273,078

Zebra Technologies Corp., Class A*	400	46,396

		$3,320,282

INTERNET SOFTWARE & SERVICES – 4.9%

Akamai Technologies, Inc.*	4,750	248,187

Alphabet, Inc., Class A*	6,995	7,226,115

Alphabet, Inc., Class C*	7,229	7,349,291

CoStar Group, Inc.*	1,300	384,475

eBay, Inc.*	26,990	1,015,904

Description	Number of Shares	Value

Facebook, Inc., Class A*	54,680	$9,845,681

GoDaddy, Inc., Class A*	650	30,355

IAC/InterActiveCorp*	1,300	167,765

LogMeIn, Inc.	1,057	127,950

Match Group, Inc.#,*	2,400	64,176

Twitter, Inc.*	6,210	128,050

VeriSign, Inc.#,*	3,150	338,688

Zillow Group, Inc., Class A*	1,200	49,572

Zillow Group, Inc., Class C#,*	2,300	94,944

		$27,071,153

IT SERVICES – 4.4%

Accenture PLC, Class A	15,700	2,235,052

Alliance Data Systems Corp.	1,290	288,612

Amdocs Ltd.	2,620	170,562

Automatic Data Processing, Inc.	11,530	1,340,478

Black Knight, Inc.*	2,037	92,378

Broadridge Financial Solutions, Inc.	3,630	311,890

Cognizant Technology Solutions Corp., Class A	13,010	984,467

Conduent, Inc.*	3,142	48,638

CoreLogic, Inc.*	880	41,272

CSRA, Inc.	100	3,199

DXC Technology Co.	7,776	711,660

Euronet Worldwide, Inc.*	1,000	96,640

Fidelity National Information Services, Inc.	6,443	597,653

First Data Corp., Class A*	8,200	146,042

Fiserv, Inc.*	6,060	784,346

FleetCor Technologies, Inc.*	2,000	330,540

Gartner, Inc.*	3,000	375,930

Global Payments, Inc.	5,000	519,750

International Business Machines Corp.	18,960	2,920,978

Jack Henry & Associates, Inc.	1,900	209,247

Leidos Holdings, Inc.	2,200	137,544

Mastercard, Inc., Class A	23,120	3,439,562

Paychex, Inc.	6,570	419,100

PayPal Holdings, Inc.*	26,465	1,920,300

Square, Inc., Class A#,*	5,100	189,669

Teradata Corp.*	270	9,031

Total System Services, Inc.	3,720	268,026

Vantiv, Inc., Class A#,*	5,900	413,000

Visa, Inc., Class A	44,020	4,841,320

Western Union Co. (The)	10,940	217,268

Xerox Corp.	6,302	191,014

		$24,255,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.3%

Advanced Micro Devices, Inc.#,*	7,000	76,895

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Analog Devices, Inc.	7,952	$726,018

Applied Materials, Inc.	27,780	1,567,625

Broadcom Ltd.	9,933	2,621,418

Cavium, Inc.*	700	48,293

Cypress Semiconductor Corp.	12,000	190,320

First Solar, Inc.*	2,700	148,014

Intel Corp.	105,670	4,806,928

KLA-Tencor Corp.	4,650	506,338

Lam Research Corp.	4,480	934,394

Marvell Technology Group Ltd.	11,490	212,220

Maxim Integrated Products, Inc.	7,920	416,117

Microchip Technology, Inc.	6,339	600,937

Micron Technology, Inc.*	24,400	1,081,164

Microsemi Corp.*	2,300	122,751

NVIDIA Corp.	13,480	2,787,799

NXP Semiconductors NV*	6,700	784,235

ON Semiconductor Corp.*	8,220	175,250

Qorvo, Inc.#,*	3,350	253,964

QUALCOMM, Inc.	31,780	1,621,098

Skyworks Solutions, Inc.	5,400	614,844

Teradyne, Inc.	7,450	319,530

Texas Instruments, Inc.	24,600	2,378,574

Versum Materials, Inc.	2,600	109,408

Xilinx, Inc.	5,500	405,295

		$23,509,429

SOFTWARE – 5.6%

Activision Blizzard, Inc.	16,670	1,091,718

Adobe Systems, Inc.*	12,260	2,147,462

ANSYS, Inc.*	1,380	188,660

Atlassian Corp. PLC, Class A*	900	43,533

Autodesk, Inc.*	6,030	753,509

CA, Inc.	3,680	119,158

Cadence Design Systems, Inc.*	10,110	436,348

CDK Global, Inc.	4,676	297,207

Citrix Systems, Inc.*	4,190	346,136

Dell Technologies, Inc., Class V*	5,083	420,720

Electronic Arts, Inc.*	8,210	981,916

Fortinet, Inc.*	2,400	94,584

Intuit, Inc.	6,600	996,732

Micro Focus International PLC ADR*	4,856	169,620

Microsoft Corp.	176,649	14,693,664

Nuance Communications, Inc.*	2,000	29,480

Oracle Corp.	64,010	3,258,109

PTC, Inc.*	2,100	139,545

Red Hat, Inc.*	5,130	619,858

salesforce.com, Inc.*	16,830	1,722,382

ServiceNow, Inc.*	4,500	568,665

Description	Number of Shares	Value

Splunk, Inc.*	2,800	$188,440

Symantec Corp.	12,420	403,650

Synopsys, Inc.*	2,600	224,952

Tableau Software, Inc., Class A#,*	1,700	137,853

Take-Two Interactive Software, Inc.*	1,300	143,845

Ultimate Software Group, Inc.*	140	28,363

VMware, Inc., Class A#,*	1,510	180,732

Workday, Inc., Class A*	1,550	172,035

Zynga, Inc., Class A*	1,300	5,070

		$30,603,946

TELECOMMUNICATIONS – 0.0%**

Arista Networks, Inc.*	600	119,934

Commscope Holding Co., Inc.#,*	300	9,642

		$129,576

TOTAL INFORMATION TECHNOLOGY		$137,286,847

MATERIALS – 3.4%

CHEMICALS – 2.4%

Air Products & Chemicals, Inc.	5,200	829,036

Albemarle Corp.	2,000	281,780

Ashland Global Holdings, Inc.	1,200	81,576

Axalta Coating Systems Ltd.*	4,300	142,975

Cabot Corp.	600	36,576

Celanese Corp.	3,500	365,085

CF Industries Holdings, Inc.	9,000	341,820

Chemours Co. (The)	3,500	198,135

DowDuPont, Inc.	52,937	3,827,874

Eastman Chemical Co.	4,000	363,240

Ecolab, Inc.	5,900	770,894

FMC Corp.	3,900	362,154

Huntsman Corp.	5,200	166,504

International Flavors & Fragrances, Inc.	1,000	147,420

LyondellBasell Industries NV, Class A	8,200	848,946

Monsanto Co.	10,600	1,283,660

PPG Industries, Inc.	6,300	732,312

Praxair, Inc.	7,100	1,037,452

RPM International, Inc.	2,700	143,991

Sherwin-Williams Co. (The)	1,800	711,270

Valvoline, Inc.	3,294	79,122

Westlake Chemical Corp.	1,300	110,383

WR Grace & Co.	1,700	130,033

		$12,992,238

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	1,000	105,570

Martin Marietta Materials, Inc.	1,400	303,590

Vulcan Materials Co.	3,300	401,775

		$810,935

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CONTAINERS & PACKAGING – 0.4%

Avery Dennison Corp.	900	$95,553

Ball Corp.	5,400	231,822

International Paper Co.	11,500	658,605

Owens-Illinois, Inc.*	9,800	234,122

Packaging Corp. of America	2,200	255,794

Sealed Air Corp.	1,300	57,499

Silgan Holdings, Inc.	5,400	157,950

WestRock Co.	6,300	386,379

		$2,077,724

METALS & MINING – 0.4%

Alcoa Corp.*	4,588	219,215

Freeport-McMoRan, Inc.*	30,300	423,594

Newmont Mining Corp.	12,300	444,768

Nucor Corp.	9,600	555,168

Reliance Steel & Aluminum Co.	1,800	138,312

Royal Gold, Inc.	2,100	176,631

Southern Copper Corp.#	800	34,360

Steel Dynamics, Inc.	6,200	230,702

Tahoe Resources, Inc.	7,000	33,600

United States Steel Corp.#	3,500	88,620

		$2,344,970

PAPER & FOREST PRODUCTS – 0.0%**

Domtar Corp.	3,100	146,692

TOTAL MATERIALS		$18,372,559

REAL ESTATE – 3.4%

REAL ESTATE INVESTMENT TRUSTS – 3.3%

Alexandria Real Estate Equities, Inc.	2,915	361,343

American Campus Communities, Inc.	4,700	195,426

American Homes 4 Rent, Class A	1,650	35,112

American Tower Corp.	9,960	1,430,953

Apartment Investment & Management Co.,

Class A	3,970	174,601

AvalonBay Communities, Inc.	3,222	584,245

Boston Properties, Inc.	2,750	333,245

Brandywine Realty Trust	4,680	81,853

Camden Property Trust	2,670	243,611

Colony NorthStar, Inc. Class A	15,076	185,133

CoreCivic, Inc.	867	21,380

Corporate Office Properties Trust	4,700	150,071

Crown Castle International Corp.	9,340	1,000,127

CyrusOne, Inc.	600	36,834

DDR Corp.	3,700	28,379

Digital Realty Trust, Inc.	3,910	463,100

Douglas Emmett, Inc.	4,410	175,474

Duke Realty Corp.	10,010	285,085

Empire State Realty Trust, Inc., Class A	1,600	32,080

Description	Number of Shares	Value

Equinix, Inc.	1,781	$825,493

Equity Commonwealth*	4,992	150,010

Equity Lifestyle Properties, Inc.	3,400	300,832

Equity Residential	5,850	393,471

Essex Property Trust, Inc.	1,073	281,587

Extra Space Storage, Inc.	3,100	252,929

Federal Realty Investment Trust	1,270	153,060

Forest City Realty Trust, Inc., Class A	3,400	83,742

Gaming and Leisure Properties, Inc.	1,404	51,302

GGP, Inc.	5,643	109,813

HCP, Inc.	5,530	142,895

Healthcare Trust of America, Inc., Class A	7,100	213,355

Hospitality Properties Trust	6,800	194,344

Host Hotels & Resorts, Inc.	19,340	378,290

Iron Mountain, Inc.	7,303	292,120

JBG SMITH Properties*	2,536	79,149

Kilroy Realty Corp.	3,925	279,578

Kimco Realty Corp.	14,780	268,405

Lamar Advertising Co., Class A	2,400	169,056

Liberty Property Trust	4,040	173,235

Life Storage, Inc.#	1,300	105,066

Macerich Co. (The)#	760	41,496

Medical Properties Trust, Inc.	4,400	58,212

Mid-America Apartment Communities, Inc.	3,271	334,787

National Retail Properties, Inc.	2,500	100,450

Omega Healthcare Investors, Inc.#	2,850	82,251

Outfront Media, Inc.	1,300	30,485

Paramount Group, Inc.	3,400	54,128

Park Hotels & Resorts, Inc.	1,592	45,834

Piedmont Office Realty Trust, Inc., Class A	4,950	95,733

Prologis, Inc.	13,490	871,184

Public Storage	3,760	779,260

Rayonier, Inc.	5,615	168,338

Realty Income Corp.	6,710	360,126

Regency Centers Corp.	2,035	125,254

Retail Properties of America, Inc. Class A	6,700	81,874

SBA Communications Corp.*	3,350	526,553

Senior Housing Properties Trust	7,000	128,800

Simon Property Group, Inc.	6,693	1,039,624

SL Green Realty Corp.	690	66,019

Spirit Realty Capital, Inc.	25,300	210,243

UDR, Inc.	8,580	332,818

Uniti Group, Inc.#,*	3,350	58,625

Ventas, Inc.	8,286	519,946

VEREIT, Inc.	13,600	107,304

Vornado Realty Trust	5,073	379,765

Weingarten Realty Investors	3,560	108,402

Welltower, Inc.	5,970	399,751

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Weyerhaeuser Co.	13,642	$489,884

		$18,312,930

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	8,810	346,409

Howard Hughes Corp. (The)*	658	83,981

Realogy Holdings Corp.	400	12,932

		$443,322

TOTAL REAL ESTATE		$18,756,252

TELECOMMUNICATION SERVICES – 1.8%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%

AT&T, Inc.	134,300	4,519,195

CenturyLink, Inc.#	6,300	119,637

Level 3 Communications, Inc.*	3,000	160,890

Verizon Communications, Inc.	88,700	4,246,069

Zayo Group Holdings, Inc.*	700	25,242

		$9,071,033

WIRELESS TELECOMMUNICATION SERVICES – 0.1%

Sprint Corp.#,*	20,750	135,705

T-Mobile US, Inc.*	8,700	519,999

United States Cellular Corp.*	600	21,954

		$677,658

TOTAL TELECOMMUNICATION SERVICES		$9,748,691

UTILITIES – 1.5%

ELECTRIC UTILITIES – 0.8%

American Electric Power Co., Inc.	4,100	305,081

Avangrid, Inc.	2,900	150,017

Duke Energy Corp.	8,800	777,128

Edison International	2,500	199,875

Entergy Corp.	4,000	345,040

Eversource Energy	4,300	269,352

Exelon Corp.	12,300	494,583

FirstEnergy Corp.	8,100	266,895

NextEra Energy, Inc.	4,500	697,815

PPL Corp.	9,300	349,308

Southern Co. (The)	8,500	443,700

		$4,298,794

GAS UTILITIES – 0.0%**

UGI Corp.	1,400	67,004

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%

AES Corp.	16,300	173,269

Calpine Corp.*	12,500	186,750

NRG Energy, Inc.	8,300	207,500

Vistra Energy Corp.	5,500	106,920

		$674,439

Description	Number of Shares	Value

MULTI-UTILITIES – 0.6%

CenterPoint Energy, Inc.	7,700	$227,766

CMS Energy Corp.	6,200	299,894

Consolidated Edison, Inc.	5,200	447,460

Dominion Energy, Inc.	7,700	624,778

OGE Energy Corp.	5,900	217,356

PG&E Corp.	5,300	306,181

Public Service Enterprise Group, Inc.	3,400	167,280

Sempra Energy	1,900	223,250

Vectren Corp.	1,100	74,954

WEC Energy Group, Inc.	1,900	128,041

Xcel Energy, Inc.	8,600	425,872

		$3,142,832

WATER UTILITIES – 0.0%**

American Water Works Co., Inc.	1,800	157,968

Aqua America, Inc.#	3,600	127,728

		$285,696

TOTAL UTILITIES		$8,468,765

TOTAL COMMON STOCKS (COST $290,381,706)		$548,076,770

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF#	2,800	400,708

iShares Russell 1000 Growth ETF	1,300	168,948

iShares Russell 1000 Value ETF	1,300	155,207

TOTAL EQUITY FUNDS		$724,863

TOTAL INVESTMENT COMPANIES (COST $715,391)		$724,863

RIGHTS – 0.0%**

Celgene Corp.*,††	89	105

Community Health Systems, Inc.*,††	3,700	35

TOTAL RIGHTS (COST $142)		$140

WARRANT – 0.0%**

American International Group, Inc. CW21, Expire 1/19/21*	2,055	46,279

TOTAL WARRANT (COST $34,935)		$46,279

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $291,132,174)		$548,848,052

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

14	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN — 1.7%

REPURCHASE AGREEMENTS — 1.7%

BNP Paribas SA, 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,784,425, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $1,820,059.	$1,784,372	$1,784,372

HSBC Securities USA, Inc., 1.03%, dated 10/31/17, due 11/01/17, repurchase price $710,140, collateralized by U.S. Treasury Securities, 1.50% to 2.25%, maturing 6/30/24 to 2/15/27; total market value of $724,325.	710,120	710,120

Mizuho Securities USA, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,784,425, collateralized by U.S. Government Securities, 0.75% to 5.00%, maturing 1/22/18 to 10/20/47; total market value of $1,820,065.	1,784,372	1,784,372

Nomura Securities International, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,784,425, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.25%, maturing 11/30/17 to 9/09/49; total market value of $1,820,060.	1,784,372	1,784,372

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $1,784,424, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $1,820,059.	1,784,372	1,784,372

TD Securities, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,784,425, collateralized by U.S. Government & Treasury Securities, 0.13% to 5.50%, maturing 4/15/18 to 10/01/47; total market value of $1,820,060.	1,784,372	1,784,372

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,631,980)		$9,631,980

TOTAL INVESTMENTS – 101.7% (COST $300,764,154)		$558,480,032

COLLATERAL FOR SECURITIES ON LOAN – (1.7%)		(9,631,980)

OTHER ASSETS LESS LIABILITIES – 0.0%**		137,823

TOTAL NET ASSETS – 100.0%		$548,985,875

Cost of investments for Federal income tax purposes is $311,872,039. The net unrealized appreciation/(depreciation) of investments was $246,607,993. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $260,365,602 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,757,609.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (concluded)

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$548,076,770	$—	$—	$548,076,770
Investment Companies	724,863	—	—	724,863
Rights	—	140	—	140
Warrant	46,279	—	—	46,279
Repurchase Agreements	—	9,631,980	—	9,631,980

Total	$548,847,912	$9,632,120	$—	$558,480,032

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2017, the value of these securities amounted to $140 representing 0.00% of total net assets.
*	Non-income producing security.
**	Represents less than 0.05%.
§	Affiliated company. See Note 4 in Notes to Financial Statements.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

16	STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited)	Wilmington Large-Cap Strategy Fund

ASSETS:
Investments, at identified cost	$300,764,154	(a)

Investments in repurchase agreements, at value	$9,631,980
Investments in securities, at value (Including $9,383,959 of securities on loan) (Note 2)	548,848,052	(b)

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	558,480,032

Income receivable	433,968
Receivable for shares sold	199,123
Receivable for investments sold	65,927
Prepaid assets	19,374

TOTAL ASSETS	559,198,424

LIABILITIES:
Overdraft due to custodian	320,976
Litigation Settlement (See Note 7)	18,572
Collateral for securities on loan	9,631,980
Payable for shares redeemed	36,755
Other accrued expenses	204,266

TOTAL LIABILITIES	10,212,549

NET ASSETS	$548,985,875

NET ASSETS CONSIST OF:

Paid-in capital	$308,924,077
Undistributed net investment income	781,596
Accumulated net realized gain (loss) on investments	(18,435,676)
Net unrealized appreciation (depreciation) of investments	257,715,878

TOTAL NET ASSETS	$548,985,875

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$548,985,875

Shares outstanding (unlimited shares authorized)	25,785,213

Net Asset Value per share	$21.29

(a) Includes $127,292 of investments in affiliated issuers.

(b) Includes $268,500 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	17

Six Months Ended October 31, 2017 (unaudited)	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$5,476,835	(a)(b)
Securities lending income	25,149

TOTAL INVESTMENT INCOME	5,501,984

EXPENSES:
Investment advisory fee	1,389,598
Administrative personnel and services fees	90,533
Portfolio accounting and administration fees	86,300
Custodian fees	27,242
Transfer and dividend disbursing agent fees and expenses	63,288
Trustees’ fees	31,886
Professional fees	39,566
Shareholder services fee—Class I	694,797
Share registration costs	10,104
Printing and postage	14,694
Miscellaneous	61,643

TOTAL EXPENSES	2,509,651

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(1,120,055)
Waiver of shareholder services fee—Class I	(694,797)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,814,852)
Net expenses	694,799
Net investment income	4,807,185
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	8,620,848
Net realized gain (loss) on foreign currency transactions	13
Net change in unrealized appreciation (depreciation) of investments	35,444,178

Net realized and unrealized gain (loss) on investments	44,065,039

Litigation Settlement (See Note 7)	(18,572)

Change in net assets resulting from operations	$48,853,652

(a)	Net of foreign withholding taxes withheld of $872.
(b)	Includes $2,415 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

18	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017

OPERATIONS:
Net investment income	$4,807,185	$9,822,315
Net realized gain (loss) on investments	8,602,289	7,868,520
Net change in unrealized appreciation (depreciation) of investments	35,444,178	76,903,218

Change in net assets resulting from operations	48,853,652	94,594,053

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class I	(4,866,147)	(10,065,232)

Change in net assets resulting from distributions to shareholders	(4,866,147)	(10,065,232)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	19,812,655	80,203,786
Distributions reinvested
Class I	1,213,360	2,699,521
Cost of shares redeemed
Class I	(70,837,599)	(219,530,415)

Change in net assets resulting from share transactions	(49,811,584)	(136,627,108)

Change in net assets	(5,824,079)	(52,098,287)
NET ASSETS:
Beginning of year	554,809,954	606,908,241

End of year	$548,985,875	$554,809,954

Undistributed (accumulated) net investment income (loss) included in net assets at end of year	$781,596	$840,558

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	977,995	4,452,169
Distributions reinvested
Class I	59,644	149,601
Shares redeemed
Class I	(3,482,409)	(12,258,584)

Net change resulting from share transactions	(2,444,770)	(7,656,814)

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	19

    For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Year	$19.65		$16.91	$18.46	$17.27	$14.63	$12.84
Income (Loss) From Operations:
Net Investment Income(a)	0.18		0.32	0.29	0.28	0.27	0.26
Net Realized and Unrealized Gain (Loss) on Investments	1.64	(b)	2.75	(0.42)	2.19	2.65	1.79

Total Income (Loss) From Operations	1.82		3.07	(0.13)	2.47	2.92	2.05

Less Distributions From:
Net Investment Income	(0.18)		(0.33)	(0.28)	(0.27)	(0.28)	(0.26)
Net Realized Gains	—		—	(1.14)	(1.01)	—	—

Total Distributions	(0.18)		(0.33)	(1.42)	(1.28)	(0.28)	(0.26)

Net Asset Value, End of Year	$21.29		$19.65	$16.91	$18.46	$17.27	$14.63

Total Return	9.31	%(b)	18.32%	(0.87)%	14.52%	20.12%	16.25%
Net Assets, End of Year (000’s)	$548,986		$554,810	$606,908	$468,978	$397,407	$399,710
Ratios to Average Net Assets
Gross Expense	0.90	%(c)	0.90%	0.89%	0.86%	0.87%	0.88%
Net Expenses(d)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.73	%(c)	1.75%	1.68%	1.52%	1.71%	1.99%
Portfolio Turnover Rate	6%		18%	81%	15%	29%	24%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring settlement paid by the Fund related to Legal Proceedings (Note 7). The settlement payment impacted the realized (loss) per share by $0.00 for Class I. Total return was not impacted.

(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

20	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2017 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 1 of which is presented herein (referred to as the “Fund”). The remaining 11 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d)   Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Fund utilizes a fair value approach. The fair value of the Fund’s portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between levels based on valuations at the beginning of the period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the year. As of October 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels

October 31, 2017 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	21

assigned to securities at the beginning of the period. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements - Repurchase agreements are transactions in which a fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund
BNP Paribas SA	$1,784,372	$1,784,372	$—	$—
HSBC Securities USA, Inc.	710,120	710,120	—	—
Mizuho Securities USA, Inc.	1,784,372	1,784,372	—	—
Nomura Securities International, Inc.	1,784,372	1,784,372
RBC Dominion Securities, Inc.	1,784,372	1,784,372	—	—
TD Securities, Inc.	1,784,372	1,784,372	—	—

	$9,631,980	$9,631,980	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Real Estate Investment Trusts – The Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

SEMI-ANNUAL REPORT / October 31, 2017

22	NOTES TO FINANCIAL STATEMENTS (continued)

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2017, the Fund did not incur any interest or penalties.

Warrants and Rights – The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Fund is not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Lending of Portfolio Securities –The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2017, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Large-Cap Strategy Fund	$9,383,959	$9,383,959	$—

(1)Collateral with a value of $9,631,980 has been received in connection with securities lending transactions.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2017, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed for the years ended 2016, 2015 and 2014, as well as the current year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the “mark-to-market” of passive foreign investment companies and losses deferred due to wash sales. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets and have no effect on the net assets of the Fund nor the NAV of a class of the Fund.

October 31, 2017 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	23

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2017		2016

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Large-Cap Strategy Fund	$10,065,232	$—	$10,084,312	$42,929,924

*     For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Deferrals
Large-Cap Strategy Fund	$832,682	$—	$—	$211,163,814	$(15,922,203)	$—

At April 30, 2017, the Fund had capital loss carryforwards which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Large-Cap Strategy Fund	$15,922,203	$—	$15,922,203

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of the Fund’s average daily net assets as described below. WFMC, not the Fund, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Large-Cap Strategy Fund	0.50%

WFMC and the Fund’s shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC nor the Fund’s distributor will recoup previously waived fees/expenses in subsequent years.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Effective October 1, 2017, the fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

SEMI-ANNUAL REPORT / October 31, 2017

24	NOTES TO FINANCIAL STATEMENTS (continued)

Prior to October 1, 2017, the administrative fees were as follows:

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2017, neither WFMC nor BNYM waived any administrative fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.25% of the average daily net assets of the Fund’s Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2017, no affiliates of the Advisor received these fees.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2017 are as follows:

Affiliated Security Name	Balance of Shares Held 4/30/17	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/17	Value at 10/31/17	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)	Dividend Income
M&T Bank Corp.	1,610	—	—	1,610	$268,500	$18,291	$—	$2,415

The Fund may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2017 were as follows:

Fund	Commissions
Large-Cap Strategy Fund	$25,552

5.	INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities, and short-term securities) during the six months ended October 31, 2017 were $33,922,395 and $83,515,269, respectively.

6.	LINE OF CREDIT

Effective April 6, 2017, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 5, 2018.

The Fund did not utilize the LOC for the six months ended October 31, 2017.

October 31, 2017 / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	25

7.	LEGAL PROCEEDINGS

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business. For example, a court-appointed trustee on behalf of the unsecured creditors of Tribune Co. (the “Trustee”), together with certain individual creditors of the company (the “Individual Creditors”) filed actions against former Tribune shareholders who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These cases are consolidated in a Multi-District Litigation (“MDL”) in the U.S. District Court for the Southern District of New York. There were thousands of defendants in the MDL, including the Large-Cap Strategy Fund (the “Fund”). The suits all seeked the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO, but by different legal theories. Management has reached a settlement with the Trustee and was obligated to pay $18,572 by November 3, 2017.

8.	RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X was August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Fund’s financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2017

26

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2017 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and certain sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into a Board meeting and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 28, 2017, the Independent Trustees met in executive session with independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and to evaluate the Advisory Agreements that were due for renewal between the Wilmington Multi-Manager Real Asset Fund and each of its sub-advisers (the “Sub-Advisers”), as appropriate. The Independent Trustees evaluated the information that the Adviser and each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning the Adviser’s and each Sub-Adviser’s investment advisory services, operations, compliance program and other matters. The Independent Trustees developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable.

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS	27

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the peer group average for the one-, three-and five-year periods ended June 30, 2017. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

28

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

29

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

30

•Information or data entered into a website will be retained.

•Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

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WILMINGTON FUNDS

October 31, 2017 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Multi-Manager Equity Fund

Wilmington Multi-Manager International Fund

Alternatives Fund

Wilmington Global Alpha Equities Fund

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Wilmington Diversified Income Fund

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Diversified Income Fund (“Diversified Income Fund”), (formerly Wilmington

Strategic Allocation Moderate Fund)

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i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2017, through October 31, 2017. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

Economic growth remains in place as the expansion begun in 2009 continues unabated. While the current expansion has often been viewed as relatively anemic versus history, the most recent quarters covered by the semi-annual reporting period were noteworthy as economic growth sprung to life, averaging over 3%. Consumers provided a significant level of support with real personal consumption growing by 2.85% from April to the end of September.

Investment spending has been a conspicuously missing ingredient in this expansion as indicated by an average growth rate of 1.1% during 2016. Helped by both business investment and a resurging housing market, investment spending averaged almost 5% during the second and third quarters of 2017.

Employment growth has not faltered either and is providing strong support to economic activity with jobs growth from April to September 2017, totaling just under one million new jobs at 980,000. The growth trends were interrupted temporarily due to the series of natural disasters caused by hurricanes Harvey and Maria. Perhaps as important as the continued growth in new jobs has been a surge in hourly earnings over the past several years. Average hourly earnings had failed to grow much more than 2% during the early parts of the recovery but this has shifted to a stronger growth path, approaching 2.6% during the first half of 2017. Part of this reflects the need for employers to beef up compensation in the face of a tightening jobs market. With the civilian unemployment rate falling from 4.4% to 4.1% during the semi-annual period, employers are finding it increasingly difficult to fill jobs; particularly, highly skilled positions.

One significant shift during the semi-annual period has been the resurgence of global growth. Europe has faced many challenges to the European Union but it appears that the efforts of the European Central Bank to support the economy through significant bond purchases may be finally paying off. Annualized GDP growth in the European Union reached 2.6% by the end of the September quarter, the highest pace since 2011. Despite concerns over Brexit, the United Kingdom reached its lowest unemployment rate since 1975. Through June of 2017, Japan has generated six straight quarters of growth, the longest run of economic expansion since 2006.

The bond markets

While many bond market observers focus on the 10-year U.S. Treasury note yields, the more important market to watch may be the 2-year note, which finished the semi-annual period in a definitive uptrend. After taking a break in raising rates to prepare markets for the beginning of their balance sheet reduction, the Federal Reserve appears poised to restart the process this December. This has helped to push the 2-year Treasury yield up to 1.60% at the end of October 2017, an increase of 35 basis points (0.35%) since the start of the semi-annual period. Ten-year Treasury note yields, on the other hand, have barely moved—finishing the semi-annual period at 2.37%, almost on top of where it started at 2.28%. These modest increases in yields were not enough to overwhelm income returns, allowing Treasury markets to post modest positive returns for the semi-annual period. Overall, the Treasury market gained 0.75%, as measured by the Bloomberg Barclays U.S. Treasury Bond Index1.

Credit conditions remained positive, supported by the economic backdrop and improving corporate earnings. Yield spreads on corporate bonds have declined for most of 2017. The option-adjusted spread on the Bloomberg Barclays U.S. Credit Bond Index declined 19 basis points from April to October. These factors combined with investors’ continued search for yield helped to push corporate bond market returns higher, with the Bloomberg Barclays U.S. Credit Bond Index2 up over 3% for the six-month period. These same factors helped to push up high-yield returns as well, with the Bloomberg Barclays U.S. Corporate High Yield Bond Index3 returning 3.4%.

Municipal bonds also enjoyed a strong quarter as economic strength translates into strong tax revenues from income, sales, and property-related sources.

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

ii

Below are returns of certain Bloomberg Barclays indices for the semi-annual period from May to October4:

Bloomberg Barclays U.S. Aggregate Bond Index[5]	Bloomberg Barclays U.S. Treasury Bond Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index[6]	Bloomberg Barclays U.S. Credit Bond Index	Bloomberg Barclays Municipal Bond Index[7]
1.58%	0.75%	1.15%	3.05%	2.55%

The stock markets

The oft-quoted advice to “Sell in May and go away” would have been disastrous for investors this year. While equity markets consolidated early in the recent six-month period, they gained traction over the last few months to score impressive results. Domestic equity markets were up over 9% as measured by the S&P 500 index8 during the semi-annual period. Small-cap stocks also participated in these robust market conditions, adding just over 8% as measured by the Russell 2000 Index9.

Factors propelling the market forward were widespread. The most fundamentally important element was the acceleration in corporate earnings, with year-over-year results for the second quarter of 2017 up 9.7%. For much of 2017, we have seen the U.S. dollar depreciate, with the euro gaining 11.2% since the start of the year. This is beginning to provide a tailwind for U.S. corporations due to foreign currency translation gains and stronger overseas volumes.

While the Fed may be looking to resume interest rate hikes, monetary policy remains accommodative and the outlook is for a gentle process in managing the future direction. This has helped equity markets keep financing costs low and risk appetites elevated.

While domestic markets put on a good show, their results were second fiddle to global markets, which saw double-digit returns in most major markets. The firming in economic growth in Europe and Japan also led to stronger earnings growth which helped to propel these markets higher. The MSCI All-Country World ex-USD (Net) Index10 was up over 12% for the reporting period. Gains in the developed international economies filtered down into emerging markets, which saw their equity markets gain 16.1% during the semi-annual period as measured by the MSCI Emerging Market Index11.

Below are returns of certain equity indices for the semi-annual period from May to October:

S&P 500 Index	Russell 2000 Index	Dow Jones Industrial Average[12]	NASDAQ Composite Index[13]	MSCI All Country World ex-USD (Net) Index
9.10%	8.01%	13.00%	11.85%	12.06%

We appreciate and will continue to work hard to earn the confidence and belief you have in us. For our part, the Trust remains committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals.

Sincerely,

Christopher D. Randall

President

November 14, 2017

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

1.  Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

2.  Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

3.  Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.

4.  Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5.  Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.  Bloomberg Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

7.  Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.  The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion.

10.  MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.  MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.  Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

13.  NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

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1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

Actual

Class A	$1,000.00	$1,145.10	$5.62	1.04%

Class I	$1,000.00	$1,144.70	$4.92	0.91%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,019.96	$5.30	1.04%

Class I	$1,000.00	$1,020.62	$4.63	0.91%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$1,044.60	$7.73	1.50%

Class I	$1,000.00	$1,046.20	$6.45	1.25%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,017.64	$7.63	1.50%

Class I	$1,000.00	$1,018.90	$6.36	1.25%

WILMINGTON MULTI-MANAGER REAL ASSET FUND[3]

Actual

Class A	$1,000.00	$1,040.00	$5.19	1.01%

Class I	$1,000.00	$1,040.90	$3.91	0.76%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,020.11	$5.14	1.01%

Class I	$1,000.00	$1,021.37	$3.87	0.76%

WILMINGTON DIVERSIFIED INCOME FUND

Actual

Class A	$1,000.00	$1,054.90	$3.63	0.70%

Class I	$1,000.00	$1,056.20	$2.33	0.45%

Hypothetical (assuming a 5% return before expense)

Class A	$1,000.00	$1,021.68	$3.57	0.70%

Class I	$1,000.00	$1,022.94	$2.29	0.45%

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

2

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

(3)	For Multi-Manager Real Asset Fund, the expense ratio includes the impact of dividend expense on securities sold short.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2017, the Fund’s sector classifications and country allocations were as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Consumer Discretionary	18.9%
Information Technology	18.1%
Industrials	16.9%
Financials	12.8%
Consumer Staples	6.7%
Health Care	5.1%
Materials	3.6%
Real Estate	2.7%
Energy	2.0%
Utilities	1.1%
Telecommunication Services	1.0%
Investment Companies	6.2%
Warrants	1.1%
Rights	0.0%[3]
Cash Equivalents[1]	6.3%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Percentage of
Country Allocation	Total Net Assets
Common Stocks
Japan	17.5%
France	10.9%
Germany	9.2%
United Kingdom	7.6%
China	6.6%
Hong Kong	4.8%
Netherlands	3.9%
Switzerland	3.3%
Taiwan	3.2%
South Korea	3.1%
Sweden	2.8%
Spain	2.8%
Ireland	2.4%
Denmark	2.0%
Italy	1.9%
India	1.4%
Belgium	1.4%
All other countries less than 1.0%	4.1%
Investment Companies	6.2%
Warrants	1.1%
Rights	0.0%[3]
Cash Equivalents[1]	6.3%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 88.9%

AUSTRALIA – 0.0%**

ACN 004 410 833 Ltd.*,††	532,800	$—

AUSTRIA – 0.4%

ams AG*	9,541	869,798

BUWOG AG*	48,248	1,391,553

TOTAL AUSTRIA		$2,261,351

BELGIUM – 1.4%

Ackermans & van Haaren NV	8,151	1,396,194

Anheuser-Busch InBev SA/NV	13,534	1,656,121

UCB SA	63,200	4,600,419

TOTAL BELGIUM		$7,652,734

Description	Number of Shares	Value

BERMUDA – 0.3%

Hiscox Ltd.	101,943	$1,933,441

BULGARIA – 0.0%**

Petrol AD*,††	9,534	—

CHINA – 6.6%

Alibaba Group Holding Ltd. ADR*	49,121	9,081,982

China Mobile Ltd.	103,500	1,039,458

China Pacific Insurance Group Co. Ltd.	684,600	3,374,121

China Resources Phoenix Healthcare Holdings Co. Ltd.††	21,000	27,564

CNOOC Ltd.	834,000	1,135,319

Ctrip.com International Ltd. ADR*	29,237	1,400,160

Haitian International Holdings Ltd.	642,000	1,921,540

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Hollysys Automation Technologies Ltd.#	66,782	$1,499,256

NetEase, Inc. ADR	4,030	1,136,138

New Oriental Education & Technology Group, Inc. ADR	28,182	2,345,870

Ping An Insurance Group Co. of China Ltd. Class H	196,500	1,725,363

Shenzhou International Group Holdings Ltd.	251,000	2,142,769

Tencent Holdings Ltd.	230,100	10,317,248

TOTAL CHINA		$37,146,788

DENMARK – 2.0%

Coloplast A/S, Class B	22,110	1,945,105

DSV A/S	42,724	3,303,824

FLSmidth & Co. A/S	28,391	1,946,583

Novo Nordisk A/S Class B	83,995	4,178,548

TOTAL DENMARK		$11,374,060

FINLAND – 0.4%

DNA Oyj	81,396	1,403,249

Terveystalo Oyj*,Ω	78,766	945,031

TOTAL FINLAND		$2,348,280

FRANCE – 10.9%

Bouygues SA	96,200	4,618,492

Bureau Veritas SA	43,218	1,157,625

Carrefour SA	223,500	4,502,707

Cie de Saint-Gobain	76,300	4,475,897

Cie Generale des Etablissements Michelin	30,500	4,412,566

Edenred	68,301	1,969,120

Elior Group SAΩ	83,580	2,373,591

Ingenico SA	16,053	1,558,402

Kering	9,800	4,492,009

Legrand SA	12,837	953,564

L’Oreal SA	6,561	1,460,114

LVMH Moet Hennessy Louis Vuitton SA	14,464	4,314,871

Renault SA	46,600	4,621,568

Safran SA	44,000	4,634,843

Sartorius Stedim Biotech	23,812	1,622,915

SCOR SE	43,042	1,787,150

SMCP SAS*,Ω	42,983	1,083,487

Societe BIC SA	8,639	912,424

SPIE SA	68,939	1,813,254

Valeo SA	66,700	4,514,106

Vivendi SA	188,800	4,689,870

TOTAL FRANCE		$61,968,575

GERMANY – 9.2%

adidas AG	20,800	4,628,926

AURELIUS Equity Opportunities SE & Co. KGaA#	38,042	2,327,773

Continental AG	17,700	4,492,627

Description	Number of Shares	Value

Deutsche Post AG	100,900	$4,621,410

Deutsche Wohnen SE	107,200	4,565,940

Fielmann AG	25,348	2,221,877

Fresenius SE & Co. KGaA	30,230	2,525,153

Hugo Boss AG	21,827	1,953,670

Infineon Technologies AG	182,974	5,009,789

Jenoptik AG	77,010	2,592,925

Kion Group AG	18,145	1,452,268

LANXESS AG	23,964	1,872,502

SAP SE	56,344	6,409,648

Scout24 AGΩ	14,088	563,861

Sixt SE#	29,966	2,787,234

XING SE	7,762	2,306,502

Zalando SE#,*,Ω	17,233	862,272

zooplus AG#,*	5,970	989,923

TOTAL GERMANY		$52,184,300

GHANA – 0.0%**

Produce Buying Co. Ltd.*,††	288,000	—

HONG KONG – 4.8%

AIA Group Ltd.	745,000	5,605,596

ASM Pacific Technology Ltd.	106,000	1,542,159

BOC Hong Kong Holdings Ltd.	327,000	1,557,163

Brilliance China Automotive Holdings Ltd.	642,000	1,622,816

CK Hutchison Holdings Ltd.	64,500	818,920

Galaxy Entertainment Group Ltd.	71,000	483,259

Hongkong Land Holdings Ltd.	271,700	1,969,825

Jardine Matheson Holdings Ltd.	45,800	2,933,948

Johnson Electric Holdings Ltd.	529,500	2,134,588

Sun Hung Kai Properties Ltd.	98,000	1,602,892

Swire Properties Ltd.	762,400	2,575,081

Techtronic Industries Co. Ltd.	688,000	4,034,660

TOTAL HONG KONG		$26,880,907

INDIA – 1.4%

Cox & Kings Ltd. GDR††	22,209	—

HDFC Bank Ltd. ADR	61,033	5,633,346

Infosys Ltd. ADR#	68,170	1,012,325

Suzlon Energy Ltd. GDR - Reg S*,††	77,213	—

Tata Motors Ltd. ADR*	39,727	1,301,457

TOTAL INDIA		$7,947,128

INDONESIA – 0.0%**

Pembangunan Perumahan Persero Tbk PT††	19	—

Sugih Energy Tbk PT*,††	1,327,300	—

TOTAL INDONESIA		$—

IRELAND – 2.4%

DCC PLC	17,729	1,681,233

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Glanbia PLC	88,523	$1,710,694

Kerry Group PLC Class A	17,936	1,806,353

Kingspan Group PLC	89,950	3,761,538

Ryanair Holdings PLC ADR*	17,746	1,989,504

UDG Healthcare PLC	212,065	2,603,882

TOTAL IRELAND		$13,553,204

ITALY – 1.9%

Credito Emiliano SpA	274,985	2,410,379

Enel SpA	771,500	4,785,478

FinecoBank Banca Fineco SpA	241,652	2,260,350

Prada SpA	5,100	17,651

Salvatore Ferragamo SpA#	51,910	1,362,934

TOTAL ITALY		$10,836,792

JAPAN – 17.5%

77 Bank Ltd. (The)	35,500	895,735

Aeon Mall Co. Ltd.	38,200	676,954

Ahresty Corp.	111,800	905,570

Ajinomoto Co., Inc.	71,800	1,437,516

Alpine Electronics, Inc.	28,400	625,422

Anritsu Corp.	52,800	493,614

AOI TYO Holdings, Inc.	76,500	815,426

Ariake Japan Co. Ltd.	3,900	297,375

Asics Corp.	32,200	489,067

Astellas Pharma, Inc.	43,700	579,759

Bridgestone Corp.	14,000	663,647

D.A. Consortium Holdings, Inc.	18,800	310,343

Daibiru Corp.	25,200	294,984

Daihatsu Diesel Manufacturing Co. Ltd.	114,900	868,028

Dai-ichi Life Holdings, Inc.	93,500	1,761,785

Daiki Aluminium Industry Co. Ltd.	92,700	754,938

Daikin Industries Ltd.	17,300	1,897,287

Daiwa House Industry Co. Ltd.	21,900	797,379

Daiwa Securities Group, Inc.	57,000	353,765

DeNA Co. Ltd.#	33,900	792,158

Denka Co. Ltd.	33,800	1,119,186

Denki Kogyo Co. Ltd.	20,000	512,379

Dentsu, Inc.	7,400	314,014

East Japan Railway Co.	5,300	511,332

Ebara Corp.	59,600	2,128,103

Electric Power Development Co. Ltd.	58,400	1,461,220

ESPEC Corp.	55,300	1,253,314

F-Tech, Inc.	58,600	971,470

Hino Motors Ltd.	130,600	1,666,599

Hitachi Ltd.	198,000	1,561,989

Hitachi Metals Ltd.	40,700	523,314

Honda Motor Co. Ltd.	43,300	1,341,594

Hosiden Corp.	44,100	755,911

Description	Number of Shares	Value

Inpex Corp.	38,900	$412,076

Isetan Mitsukoshi Holdings Ltd.	116,300	1,256,026

ITOCHU Corp.	46,100	801,951

Jafco Co. Ltd.	15,800	773,985

Japan Tobacco, Inc.	44,400	1,463,144

JFE Holdings, Inc.	64,800	1,379,148

JXTG Holdings, Inc.	129,300	663,188

Kansai Paint Co. Ltd.	19,700	503,653

KDDI Corp.	10,700	284,568

Komatsu Ltd.	19,000	617,765

K’s Holdings Corp.#	8,800	201,068

Macromill, Inc.	10,000	299,899

Maeda Corp.	49,000	611,934

Maruwa Co. Ltd.	13,900	804,380

MEIJI Holdings Co. Ltd.	4,800	390,906

Mimasu Semiconductor Industry Co. Ltd.	59,200	1,047,539

Mirait Holdings Corp.	61,500	797,247

Mitsubishi Corp.	36,400	847,855

Mitsubishi Electric Corp.	66,700	1,133,029

Mitsubishi Estate Co. Ltd.	20,700	372,383

Mitsubishi Heavy Industries Ltd.	9,900	384,751

Mitsubishi UFJ Financial Group, Inc.	326,100	2,186,810

Mitsui & Co. Ltd.	27,000	401,064

Mitsui Fudosan Co. Ltd.	39,800	919,175

Mitsui OSK Lines Ltd.	8,800	267,007

Mizuho Financial Group, Inc.	503,500	907,323

Morinaga & Co. Ltd.	7,700	438,143

Nankai Electric Railway Co. Ltd.	23,300	599,585

NET One Systems Co. Ltd.	50,800	625,925

Nintendo Co. Ltd.	6,300	2,426,806

Nippon Electric Glass Co. Ltd.	17,700	716,842

Nippon Sheet Glass Co. Ltd.*	133,100	1,059,369

Nippon Telegraph & Telephone Corp.	11,300	543,907

Nippon Yusen KK*	19,300	404,484

Nishimatsu Construction Co. Ltd.	12,400	372,965

Nissin Kogyo Co. Ltd.	243,400	4,478,192

Nitori Holdings Co. Ltd.	12,100	1,751,071

Nomura Holdings, Inc.	65,500	373,743

Noritake Co. Ltd.	9,600	460,982

Noritz Corp.	18,500	338,420

NTT DOCOMO, Inc.	21,200	511,052

Olympus Corp.	13,600	501,157

ORIX Corp.	41,500	707,513

Pacific Industrial Co. Ltd.	42,000	542,245

Panasonic Corp.	20,700	309,576

Ryobi Ltd.	35,100	897,372

Sac’s Bar Holdings, Inc.	53,100	644,924

San-A Co. Ltd.	16,900	774,363

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Santen Pharmaceutical Co. Ltd.	43,900	$694,570

SEC Carbon Ltd.	7,900	388,382

Seikagaku Corp.	34,000	615,382

Seino Holdings Co. Ltd.	95,000	1,376,061

Sekisui Chemical Co. Ltd.	40,000	800,668

Senshu Electric Co. Ltd.#	29,900	660,033

Seven & i Holdings Co. Ltd.	14,900	599,119

Showa Corp.	92,300	1,200,578

Sinko Industries Ltd.	56,000	910,145

SMC Corp.	3,000	1,140,847

SoftBank Group Corp	14,800	1,294,715

Sony Corp.	36,700	1,424,362

Stanley Electric Co. Ltd.	35,000	1,282,046

Sumitomo Chemical Co. Ltd.	105,000	733,213

Sumitomo Electric Industries Ltd.	47,900	809,462

Sumitomo Heavy Industries Ltd.	2,100	87,542

Sumitomo Metal Mining Co. Ltd.	12,100	474,188

Sumitomo Mitsui Financial Group, Inc.	36,600	1,453,957

Sumitomo Warehouse Co Ltd. (The)	79,000	539,150

Suzuki Motor Corp.	6,100	331,274

T&D Holdings, Inc.	84,700	1,302,475

Taiheiyo Cement Corp.	8,200	325,966

Taiyo Nippon Sanso Corp.	62,000	737,751

Takeei Corp.	46,400	466,020

Teikoku Electric Manufacturing Co. Ltd.	102,300	1,079,636

Terumo Corp.	18,200	753,098

Tokio Marine Holdings, Inc.	12,600	537,997

Tokyo Ohka Kogyo Co. Ltd.	23,400	848,907

Tokyo Tekko Co. Ltd.	14,700	276,534

Tokyu Fudosan Holdings Corp.	50,900	331,261

Tonami Holdings Co. Ltd.	6,100	302,036

Toray Industries, Inc.	71,400	718,050

Toyo Tanso Co. Ltd.	4,500	126,446

Toyota Motor Corp.	23,700	1,456,954

Tsurumi Manufacturing Co. Ltd.	42,000	707,726

West Japan Railway Co.	4,700	329,564

Yahoo Japan Corp.	316,300	1,410,352

Yamada Denki Co. Ltd.	57,600	304,958

Yamato Kogyo Co. Ltd.	20,300	539,167

Yondoshi Holdings, Inc.#	28,000	768,304

TOTAL JAPAN		$99,176,583

LUXEMBOURG – 0.8%

ArcelorMittal*	152,100	4,361,128

MALAYSIA – 0.0%**

RHB Bank Bhd††	18,000	—

NETHERLANDS – 3.9%

ASML Holding NV	42,696	7,698,888

Description	Number of Shares	Value

IMCD Group NV	40,269	$2,532,996

Koninklijke Ahold Delhaize NV	242,800	4,569,045

NN Group NV	107,800	4,515,525

Wessanen	132,983	2,525,729

TOTAL NETHERLANDS		$21,842,183

NORWAY – 0.5%

Skandiabanken ASAΩ	157,231	1,592,907

TGS Nopec Geophysical Co. ASA	56,616	1,299,645

TOTAL NORWAY		$2,892,552

PHILIPPINES – 0.2%

Ayala Land, Inc.	1,139,000	953,120

SINGAPORE – 0.5%

Jardine Cycle & Carriage Ltd.	48,200	1,392,853

Oversea-Chinese Banking Corp. Ltd.	189,800	1,656,973

TOTAL SINGAPORE		$3,049,826

SOUTH AFRICA – 0.0%**

African Phoenix Investments Ltd.*,††	36,266	1,744

SOUTH KOREA – 3.1%

AMOREPACIFIC Group	5,674	726,754

Hana Tour Service, Inc.	11,454	1,020,314

Mando Corp.	7,126	2,076,707

NAVER Corp.	1,560	1,244,825

Samsung Electronics Co. Ltd.	4,371	10,744,619

Samsung Fire & Marine Insurance Co. Ltd.	7,294	1,777,357

TOTAL SOUTH KOREA		$17,590,576

SPAIN – 2.8%

Abertis Infraestructuras SA#	205,300	4,440,897

Amadeus IT Group SA	41,055	2,785,684

Bankinter SA	233,460	2,203,577

Industria de Diseno Textil SA	39,919	1,492,406

Repsol SA	253,400	4,747,856

TOTAL SPAIN		$15,670,420

SWEDEN – 2.8%

Assa Abloy AB	102,873	2,171,335

Atlas Copco AB Class A	56,688	2,486,467

Avanza Bank Holding AB#	45,396	1,710,826

Cloetta AB Class B	467,748	1,581,202

Elekta AB	105,625	1,015,667

Hexagon AB	52,758	2,705,441

Munters Group AB*,Ω	184,868	1,531,430

Sweco AB Class B#	80,760	1,727,750

Trelleborg AB Class B	42,460	1,051,908

TOTAL SWEDEN		$15,982,026

SWITZERLAND – 3.3%

Aryzta AG#	45,078	1,430,983

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Chocoladefabriken Lindt & Spruengli AG	160	$926,177

Cie Financiere Richemont SA	36,995	3,411,557

Clariant AG*	45,277	1,139,130

Comet Holding AG*	10,920	1,716,289

Huber + Suhner AG#	28,840	1,561,028

Julius Baer Group Ltd.*	19,223	1,136,829

Partners Group Holding AG	3,324	2,235,658

Roche Holding AG	8,746	2,020,702

Straumann Holding AG	2,657	1,854,960

u-blox Holding AG#,*	6,322	1,240,763

TOTAL SWITZERLAND		$18,674,076

TAIWAN – 3.2%

Far EasTone Telecommunications Co. Ltd.	203,000	476,546

Hon Hai Precision Industry Co. Ltd.	833,000	3,093,420

Largan Precision Co. Ltd.	11,000	2,084,418

Merida Industry Co. Ltd.	293,000	1,364,960

Taiwan Semiconductor Manufacturing Co. Ltd.	1,386,000	11,167,228

TOTAL TAIWAN		$18,186,572

THAILAND – 0.4%

Kasikornbank PCL	360,700	2,388,742

UNITED KINGDOM – 7.6%

British American Tobacco PLC	50,424	3,262,127

Clinigen Group PLC	27,015	422,306

Compass Group PLC	97,714	2,145,236

Croda International PLC	44,363	2,465,233

Dignity PLC	53,776	1,730,563

Fiat Chrysler Automobiles NV	268,600	4,643,118

HSBC Holdings PLC	216,000	2,109,775

Hunting PLC*	256,194	1,781,275

NEX Group PLC	99,362	837,331

On the Beach Group PLCΩ	163,044	893,252

Prudential PLC	177,072	4,355,483

Reckitt Benckiser Group PLC	42,091	3,765,063

Rio Tinto Ltd.#	33,794	1,796,274

Serco Group PLC*	925,203	1,432,785

SSP Group PLC	315,059	2,447,897

St James’s Place PLC	219,201	3,426,608

Tullow Oil PLC#,*	530,571	1,282,509

Unilever NV	43,906	2,552,335

Weir Group PLC (The)	67,520	1,751,379

TOTAL UNITED KINGDOM		$43,100,549

UNITED STATES – 0.6%

Cognizant Technology Solutions Corp., Class A	17,204	1,301,827

Description	Number of Shares	Value

Shire PLC	39,645	$1,959,266

TOTAL UNITED STATES		$3,261,093

TOTAL COMMON STOCKS (COST $404,203,565)		$503,218,750

INVESTMENT COMPANIES – 6.2%

iShares MSCI Australia ETF#	214,000	4,857,800

iShares MSCI EAFE Value ETF#	455,000	25,020,450

iShares S&P/TSX 60 Index ETF#	280,000	5,180,684

TOTAL INVESTMENT COMPANIES (COST $33,820,398)		$35,058,934

MONEY MARKET FUND – 2.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	15,886,952	15,886,952

TOTAL MONEY MARKET FUND (COST $15,886,952)		$15,886,952

RIGHTS – 0.0%**

CHINA – 0.0%**

China Literature Ltd.*,††,Ω	183	—

TUNISIA – 0.0%**

Societe D’Articles Hygieniques SA*,††	2,800	—

TOTAL RIGHTS (COST $0)		$—

WARRANTS – 1.1%

SWITZERLAND – 1.1%

Hangzhou Hikvision Digital Technology Co. Ltd.*	591,771	3,506,894

Han’s Laser Technology Industry Group Co., Ltd.*	123,907	894,304

Midea Group Co., Ltd.*	248,018	1,908,290

TOTAL SWITZERLAND		$6,309,488

TOTAL WARRANTS (COST $3,861,609)		$6,309,488

TOTAL INVESTMENTS IN SECURITIES – 99.0% (COST $457,772,524)		$560,474,124

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.5%

REPURCHASE AGREEMENTS – 3.5%

BNP Paribas SA, 1.06%, dated 10/31/17, due 11/01/17, repurchase price $3,814,499, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $3,890,675.	$3,814,387	$3,814,387

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $3,814,500, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $3,890,674.	$3,814,387	$3,814,387

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $3,814,501, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $3,889,802.	3,814,387	3,814,387

Nomura Securities International, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $1,003,148, collateralized by U.S. Treasury Securities, 0.00% to 2.00%, maturing 2/15/18 to 2/15/47; total market value of $1,023,182.	1,003,119	1,003,119

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $3,814,498, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $3,890,675.	3,814,387	3,814,387

TD Securities, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $3,814,499, collateralized by U.S. Government & Treasury Securities, 0.13% to 5.50%, maturing 4/15/18 to 10/01/47; total market value of $3,890,676.	3,814,387	3,814,387

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $20,075,054)		$20,075,054

TOTAL INVESTMENTS – 102.5% (COST $477,847,578)		$580,549,178

COLLATERAL FOR SECURITIES ON LOAN – (3.5%)		(20,075,054)

OTHER ASSETS LESS LIABILITIES – 1.0%		5,921,289

TOTAL NET ASSETS – 100.0%		$566,395,413

Cost of investments for Federal income tax purposes is $488,566,597. The net unrealized appreciation/(depreciation) of investments was $92,090,907. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $107,672,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,581,549.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$—	$—	$—

Austria	2,261,351	—	—	2,261,351

Belgium	7,652,734	—	—	7,652,734

Bermuda	1,933,441	—	—	1,933,441

Bulgaria	—	—	—	—

China	37,119,224	27,564	—	37,146,788

Denmark	11,374,060	—	—	11,374,060

Finland	2,348,280	—	—	2,348,280

France	61,968,575	—	—	61,968,575

Germany	52,184,300	—	—	52,184,300

Ghana	—	—	—	—

Hong Kong	26,880,907	—	—	26,880,907

India	7,947,128	—	—	7,947,128

Indonesia	—	—	—	—

Ireland	13,553,204	—	—	13,553,204

Italy	10,836,792	—	—	10,836,792

Japan	99,176,583	—	—	99,176,583

Luxembourg	4,361,128	—	—	4,361,128

Malaysia	—	—	—	—

Netherlands	21,842,183	—	—	21,842,183

Norway	2,892,552	—	—	2,892,552

Philippines	953,120	—	—	953,120

Singapore	3,049,826	—	—	3,049,826

South Africa	—	1,744	—	1,744

South Korea	17,590,576	—	—	17,590,576

Spain	15,670,420	—	—	15,670,420

Sweden	15,982,026	—	—	15,982,026

Switzerland	18,674,076	—	—	18,674,076

Taiwan	18,186,572	—	—	18,186,572

Thailand	2,388,742	—	—	2,388,742

United Kingdom	43,100,549	—	—	43,100,549

United States	3,261,093	—	—	3,261,093

Investment Companies	35,058,934	—	—	35,058,934

Money Market Fund	15,886,952	—	—	15,886,952

Rights

China	—	—	—	—

Tunisia	—	—	—	—

Warrant

Switzerland	4,401,198	1,908,290	—	6,309,488

Repurchase Agreements	—	20,075,054	—	20,075,054

Total Investments in Securities	558,536,526	22,012,652	—	580,549,178

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$917	$—	$917

Financial Futures Contracts	109,013	—	—	109,013

Total Assets - Other Financial Instruments	$109,013	$917	$—	$109,930

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(1,604)	$—	$(1,604)

Total Liabilities - Other Financial Instruments	$—	$(1,604)	$—	$(1,604)

!	Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

^	7-Day net yield.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2017, the value of these securities amounted to $29,308 representing 0.01% of total net assets.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $9,845,831 representing 1.74% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

Reg S - Regulation S

At October 31, 2017, the Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2017	Bank of New York	129,247 Pound Sterling	$170,742	$171,659	$917	$ —
11/2/2017	Bank of New York	96,664 Pound Sterling	128,447	128,384	—	(63)
11/2/2017	Bank of New York	49,481 Pound Sterling	65,751	65,719	—	(32)
11/2/2017	Bank of New York	39,376 Pound Sterling	52,322	52,296	—	(26)
CONTRACTS SOLD
11/1/2017	Bank of New York	866,203 Swiss Franc	866,966	868,244	—	(1,278)
11/1/2017	Bank of New York	71,946 Euro	83,666	83,807	—	(141)
11/1/2017	Bank of New York	15,676 Euro	18,196	18,260	—	(64)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$917	$(1,604)

At October 31, 2017, the Multi-Manager International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation
LONG POSITIONS:
SGX Nifty 50 Index	November 2017	363	$7,426,141	$7,426,141	$7,535,154	$109,013
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$109,013

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Insurance	7.7%
Diversified Financial Services	7.5%
Pharmaceuticals	4.6%
Oil, Gas & Consumable Fuels	3.2%
Containers & Packaging	3.1%
IT Services	3.0%
Machinery	2.8%
Internet Software & Services	2.8%
Real Estate Investment Trusts	2.7%
Road & Rail	2.3%
Health Care Providers & Services	2.3%
Software	2.3%
Commercial Services & Supplies	2.2%
Household Durables	2.1%
Electric Utilities	2.1%
Health Care Equipment & Supplies	2.1%
Chemicals	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Commercial Banks	1.9%
Diversified Telecommunication Services	1.8%
Capital Markets	1.6%
Hotels, Restaurants & Leisure	1.6%
Food Products	1.6%
Multi-Utilities	1.5%
Construction & Engineering	1.5%
Media	1.4%
Beverages	1.3%
Wireless Telecommunication Services	1.2%
Communications Equipment	1.2%
Food & Staples Retailing	1.1%
Automobiles	1.1%
Specialty Retail	1.1%
Auto Components	1.0%
Real Estate Management & Development	1.0%
Tobacco	0.9%
Building Products	0.9%
Metals & Mining	0.9%
Electronic Equipment, Instruments & Components	0.9%
Air Freight & Logistics	0.7%
Gas Utilities	0.7%
Electrical Equipment	0.7%
Trading Companies & Distributors	0.7%
Computers & Peripherals	0.7%
Industrial Conglomerates	0.6%
Household Products	0.6%
Professional Services	0.6%
Aerospace & Defense	0.6%
Airlines	0.5%
Internet & Catalog Retail	0.5%

Common Stocks	Percentage of Total Net Assets
Diversified Consumer Services	0.5%
Transportation Infrastructure	0.5%
Construction Materials	0.4%
Personal Products	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Consumer Finance	0.3%
Multiline Retail	0.2%
Water Utilities	0.2%
Marine	0.2%
Paper & Forest Products	0.2%
Energy Equipment & Services	0.2%
Biotechnology	0.1%
Office Electronics	0.1%
Leisure Equipment & Products	0.1%
Health Care Technology	0.0%[3]
Distributors	0.0%[3]
Life Sciences Tools & Services	0.0%[3]
Investment Companies	0.1%
Preferred Stocks	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	5.0%
Other Assets and Liabilities – Net[2]	1.9%
TOTAL	100.0%

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Country Allocation	Percentage of Total Net Assets
Common Stocks
United States	44.5%
Japan	13.5%
United Kingdom	6.2%
Canada	4.4%
France	3.2%
Switzerland	2.7%
China	1.9%
Netherlands	1.8%
Germany	1.8%
Italy	1.4%
Hong Kong	1.4%
Taiwan	1.3%
Ireland	1.1%
Sweden	1.0%
Spain	1.0%
All other countries less than 1.0%	5.7%
Investment Companies	0.1%
Preferred Stocks	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	5.0%
Other Assets and Liabilities – Net[2]	1.9%
TOTAL	100.0%

(1)	Cash Equivalent includes investment in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.9%

AEROSPACE & DEFENSE – 0.6%

BAE Systems PLC	6,341	$49,983

General Dynamics Corp.	472	95,807

Lockheed Martin Corp.	781	240,673

Northrop Grumman Corp.	340	100,480

United Technologies Corp.	2,758	330,298

TOTAL AEROSPACE & DEFENSE		$817,241

AIR FREIGHT & LOGISTICS – 0.7%

CTT-Correios de Portugal SA	11,416	67,234

Deutsche Post AG	7,502	343,606

PostNL NV	26,751	114,080

Royal Mail PLC	4,299	21,377

United Parcel Service, Inc., Class B	4,352	511,491

Description	Number of Shares	Value

Yusen Logistics Co. Ltd.	4,400	$51,002

TOTAL AIR FREIGHT & LOGISTICS		$1,108,790

AIRLINES – 0.5%

American Airlines Group, Inc.	4,379	205,025

Hawaiian Holdings, Inc.*	3,630	121,605

Japan Airlines Co. Ltd.	5,010	170,518

SAS AB*	24,023	74,322

United Continental Holdings, Inc.*	3,813	222,984

TOTAL AIRLINES		$794,454

AUTO COMPONENTS – 1.0%

Aisan Industry Co. Ltd.	4,635	52,626

Bridgestone Corp.	3,213	152,307

Cie Generale des Etablissements Michelin	434	62,789

Exedy Corp.	2,945	87,543

Keihin Corp.	5,175	94,347

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

LCI Industries	1,181	$146,208

Nissin Kogyo Co. Ltd.	4,705	86,565

NOK Corp.	4,585	111,576

Showa Corp.	6,485	84,353

Sumitomo Riko Co. Ltd.	5,080	48,877

Tokai Rika Co. Ltd.	11,147	231,949

Toyoda Gosei Co. Ltd.	3,895	94,134

Toyota Industries Corp.	2,843	172,773

TS Tech Co. Ltd.	1,577	56,032

TOTAL AUTO COMPONENTS		$1,482,079

AUTOMOBILES – 1.1%

Harley-Davidson, Inc.	6,751	319,592

Honda Motor Co. Ltd.	8,015	248,334

Isuzu Motors Ltd.	11,740	170,207

Mitsubishi Motors Corp.	13,965	110,659

Nissan Motor Co. Ltd.	11,142	107,642

Renault SA	642	63,671

Subaru Corp.	5,478	187,313

Suzuki Motor Corp.	7,745	420,609

TOTAL AUTOMOBILES		$1,628,027

BEVERAGES – 1.3%

Anheuser-Busch InBev SA/NV	2,405	294,294

Asahi Group Holdings Ltd.	3,421	155,277

Coca-Cola Co. (The)	7,278	334,642

Coca-Cola European Partners	900	36,918

Diageo PLC	11,716	400,217

Dr. Pepper Snapple Group, Inc.	473	40,517

Heineken Holding NV	412	38,249

Heineken NV	2,613	254,640

PepsiCo, Inc.	2,919	321,761

TOTAL BEVERAGES		$1,876,515

BIOTECHNOLOGY – 0.1%

Exact Sciences Corp.*	2,800	153,972

BUILDING PRODUCTS – 0.9%

Assa Abloy AB, Class B	10,127	213,750

Cie de Saint-Gobain	3,481	204,202

Lennox International, Inc.	4,219	806,377

Noritz Corp.	4,225	77,288

TOTAL BUILDING PRODUCTS		$1,301,617

CAPITAL MARKETS – 1.6%

Affiliated Managers Group, Inc.	747	139,315

Banca Generali SpA	7,177	236,424

BlackRock, Inc.	478	225,057

CI Financial Corp.	1,169	25,988

FactSet Research Systems, Inc.	2,434	462,144

Description	Number of Shares	Value

GAM Holding AG*	5,975	$93,130

Ichiyoshi Securities Co. Ltd.	6,080	69,246

IGM Financial, Inc.	601	21,182

Intercontinental Exchange Group, Inc.	8,285	547,638

Julius Baer Group Ltd.*	1,648	97,461

Moody’s Corp.	1,243	177,016

Nasdaq, Inc.	538	39,086

UBS Group AG*	13,570	230,961

Uranium Participation Corp.*	7,757	21,105

TOTAL CAPITAL MARKETS		$2,385,753

CHEMICALS – 2.0%

ADEKA Corp.	5,031	86,368

Agrium, Inc.	2,233	243,218

Agrium, Inc.	1,124	122,367

BASF SE	1,058	115,378

China BlueChemical Ltd., Class H	158,000	47,189

Daicel Corp.	14,231	175,971

DowDuPont, Inc.	4,021	290,759

Formosa Chemicals & Fibre Corp.	18,000	54,669

Formosa Plastics Corp.	21,000	63,990

Fujimi, Inc.	3,300	81,321

Johnson Matthey PLC	757	33,993

JSR Corp.	15,016	288,950

LyondellBasell Industries NV, Class A	2,773	287,089

Nan Ya Plastics Corp.	27,000	66,606

Platform Specialty Products Corp.*	20,135	215,445

Praxair, Inc.	1,714	250,450

Sanyo Chemical Industries Ltd.	2,095	109,628

Sherwin-Williams Co. (The)	1,131	446,915

TOTAL CHEMICALS		$2,980,306

COMMERCIAL BANKS – 1.9%

Bank of Ireland Group PLC*	10,276	80,534

Bank of the Ozarks	3,607	168,158

First Citizens BancShares, Inc., Class A	502	203,310

First Republic Bank	4,652	453,105

Huntington Bancshares, Inc.	39,453	544,451

PNC Financial Services Group, Inc. (The)	7,124	974,492

San-In Godo Bank Ltd. (The)	11,415	104,005

Tochigi Bank Ltd. (The)	8,500	38,349

Toronto-Dominion Bank (The)	2,083	118,415

Unicaja Banco SA*,Ω	39,834	58,001

TOTAL COMMERCIAL BANKS		$2,742,820

COMMERCIAL SERVICES & SUPPLIES – 2.2%

Aeon Delight Co. Ltd.	2,620	97,468

Babcock International Group PLC	1,548	16,694

Cintas Corp.	8,936	1,331,821

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Clean Harbors, Inc.*	10,058	$538,204

ISS A/S	757	32,042

Relia, Inc.	3,875	45,394

Securitas AB, Class B	1,537	26,970

Toppan Forms Co. Ltd.	5,635	57,884

UniFirst Corp.	1,945	306,338

Waste Connections, Inc.	8,852	625,571

Waste Management, Inc.	2,403	197,454

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,275,840

COMMUNICATIONS EQUIPMENT – 1.2%

Cisco Systems, Inc.	11,379	388,593

Motorola Solutions, Inc.	11,285	1,021,744

Nokia OYJ	46,378	227,763

Telefonaktiebolaget LM Ericsson, Class B	20,185	127,066

TOTAL COMMUNICATIONS EQUIPMENT		$1,765,166

COMPUTERS & PERIPHERALS – 0.7%

Acer, Inc.	155,420	80,391

Asustek Computer, Inc.	4,000	34,616

Catcher Technology Co. Ltd.	20,000	212,205

Catcher Technology Co. Ltd. GDR	4,940	262,073

Compal Electronics, Inc. GDR	25,200	92,746

Melco Holdings, Inc.	1,285	40,119

NetApp, Inc.	5,589	248,263

TOTAL COMPUTERS & PERIPHERALS		$970,413

CONSTRUCTION & ENGINEERING – 1.5%

Chiyoda Corp.	10,040	59,072

Hazama Ando Corp.	19,930	161,606

JGC Corp.	13,108	217,765

Kinden Corp.	3,597	60,422

Kumagai Gumi Co. Ltd.	2,643	83,447

Nippo Corp.	5,960	123,965

Raubex Group Ltd.	20,123	28,892

Skanska AB, Class B	1,303	28,592

Taisei Corp.	2,790	153,848

Toshiba Plant Systems & Services Corp.	5,855	100,514

Toyo Engineering Corp.	4,369	52,026

Vinci SA	11,169	1,093,508

TOTAL CONSTRUCTION & ENGINEERING		$2,163,657

CONSTRUCTION MATERIALS – 0.4%

Anhui Conch Cement Co. Ltd., Class H	42,528	181,802

Buzzi Unicem SpA	8,157	227,375

Imerys SA	234	21,313

LafargeHolcim Ltd.*	2,837	160,242

Vicat SA	943	72,948

TOTAL CONSTRUCTION MATERIALS		$663,680

Description	Number of Shares	Value

CONSUMER FINANCE – 0.3%

Credit Acceptance Corp.*	1,476	$423,213

CONTAINERS & PACKAGING – 3.1%

AMVIG Holdings Ltd.	52,000	14,731

Ball Corp.	21,099	905,780

Graphic Packaging Holding Co.	41,651	645,174

International Paper Co.	11,288	646,464

Nampak Ltd.*	54,435	71,611

Packaging Corp. of America	7,680	892,954

RPC Group PLC	66,490	832,306

Silgan Holdings, Inc.	8,684	254,007

WestRock Co.	5,126	314,378

TOTAL CONTAINERS & PACKAGING		$4,577,405

DISTRIBUTORS – 0.0%**

Genuine Parts Co.	544	47,997

DIVERSIFIED CONSUMER SERVICES – 0.5%

Benesse Holdings, Inc.	1,385	46,713

New Oriental Education & Technology Group, Inc. ADR	3,523	293,255

Service Corp. International	10,896	386,372

TOTAL DIVERSIFIED CONSUMER SERVICES		$726,340

DIVERSIFIED FINANCIAL SERVICES – 7.5%

Ackermans & van Haaren NV	1,259	215,656

Alpha Bank AE*	23,323	46,457

AMP Ltd.	9,545	36,307

Australia & New Zealand Banking Group Ltd.	3,898	89,261

Banco Santander SA	55,381	375,645

Bank Hapoalim BM	4,477	31,684

Bank Leumi Le-Israel BM	6,404	35,410

Bank of America Corp.	14,312	392,006

Bank of Montreal	1,014	77,679

Bank of Nova Scotia (The)	3,629	234,143

Bank of Nova Scotia (The)	1,559	100,638

Bank of the Philippine Islands	24,000	45,559

BDO Unibank, Inc.	24,880	66,266

Berkshire Hathaway, Inc., Class B*	5,221	976,014

BNP Paribas SA	3,015	235,446

BOC Hong Kong Holdings Ltd.	10,500	50,001

BPER Banca	15,601	76,035

CaixaBank SA	51,398	240,561

Canadian Imperial Bank of Commerce	735	64,698

Cerved Information Solutions SpA	28,434	365,991

Citigroup, Inc.	6,608	485,688

Commonwealth Bank of Australia	1,804	107,183

CTBC Financial Holding Co. Ltd.	106,000	67,833

Dah Sing Financial Holdings Ltd.	5,615	37,715

DBS Group Holdings Ltd.	4,052	67,717

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

E.Sun Financial Holding Co. Ltd.	93,778	$57,058

G-Resources Group Ltd.*	1,310,400	17,301

Grupo de Inversiones Suramericana SA	4,501	57,142

Hang Seng Bank Ltd.	2,100	49,718

HDFC Bank Ltd. ADR	3,046	281,146

HSBC Holdings PLC	38,985	380,204

Hua Nan Financial Holdings Co. Ltd.	124,950	68,359

ING Groep NV	29,106	537,719

Intesa Sanpaolo SpA	77,376	260,119

JPMorgan Chase & Co.	4,559	458,681

KB Financial Group, Inc. ADR	2,273	119,355

Mega Financial Holding Co. Ltd.	82,000	64,437

Mitsubishi UFJ Financial Group, Inc.	93,047	623,969

Mizrahi Tefahot Bank Ltd.	1,036	18,691

Mizuho Financial Group, Inc.	107,810	194,277

National Australia Bank Ltd.	3,686	92,137

National Bank of Canada	980	47,560

Nordea Bank AB	38,936	470,675

OTP Bank PLC	7,033	283,626

Oversea-Chinese Banking Corp. Ltd.	7,520	65,650

Royal Bank of Canada	1,570	122,755

Sberbank of Russia PJSC ADR	27,768	398,193

Shinhan Financial Group Co. Ltd.	2,000	89,615

Shinhan Financial Group Co. Ltd. ADR	1,852	83,840

SinoPac Financial Holdings Co. Ltd.	232,875	71,423

Skandinaviska Enskilda Banken AB, Class A	3,504	43,195

Societe Generale SA	3,079	171,438

Standard Chartered PLC*	14,332	142,838

Sumitomo Mitsui Financial Group, Inc.	5,415	215,114

Sumitomo Mitsui Trust Holdings, Inc.	6,995	273,451

Svenska Handelsbanken AB, Class A	3,795	54,398

Swedbank AB, Class A	2,489	61,782

Taishin Financial Holding Co. Ltd.	107,995	47,267

UniCredit SpA*	9,136	174,849

United Overseas Bank Ltd.	3,241	58,538

Wells Fargo & Co.	4,860	272,840

Westpac Banking Corp.	4,135	104,404

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,055,357

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%

AT&T, Inc.	5,364	180,499

BCE, Inc.	624	28,813

Bezeq The Israeli Telecommunication Corp. Ltd.	11,650	17,396

BT Group PLC	96,157	332,430

China Telecom Corp. Ltd., Class H	122,000	61,145

Deutsche Telekom AG	4,689	85,425

Hellenic Telecommunications Organization SA	8,316	98,806

Description	Number of Shares	Value

HKT Trust & HKT Ltd.	16,000	$19,545

KT Corp. ADR	7,608	109,479

Magyar Telekom Telecommunications PLC ADR	8,480	73,543

Nippon Telegraph & Telephone Corp.	19,507	938,937

Orange SA	3,809	62,494

Proximus SADP	780	25,904

Rostelecom PJSC ADR	1,350	9,490

Singapore Telecommunications Ltd.	18,600	51,170

Spark New Zealand Ltd.	9,144	23,027

Swisscom AG	78	39,405

Telenor ASA	3,204	68,058

Telia Co. AB	8,576	39,696

Telstra Corp. Ltd.	11,382	30,838

TELUS Corp.	824	29,841

Verizon Communications, Inc.	7,685	367,881

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,693,822

ELECTRIC UTILITIES – 2.1%

American Electric Power Co., Inc.	1,114	82,893

Avangrid, Inc.	13,944	721,323

China Longyuan Power Group Corp. Ltd., Class H	259,000	191,891

CLP Holdings Ltd.	4,500	45,771

Duke Energy Corp.	1,284	113,390

Edison International	3,983	318,441

Emera, Inc.	412	15,521

Endesa SA	1,325	30,449

Entergy Corp.	501	43,216

Eversource Energy	842	52,743

Exelon Corp.	2,181	87,698

Fortis, Inc.	1,214	44,707

Iberdrola SA	10,214	82,547

OGE Energy Corp.	1,319	48,592

PG&E Corp.	1,119	64,645

Power Assets Holdings Ltd.	71,144	616,471

PPL Corp.	1,669	62,688

Red Electrica Corp. SA	1,648	36,493

Southern Co. (The)	1,836	95,839

SSE PLC	14,192	260,494

Xcel Energy, Inc.	1,303	64,525

TOTAL ELECTRIC UTILITIES		$3,080,337

ELECTRICAL EQUIPMENT – 0.7%

AMETEK, Inc.	7,777	524,870

Eaton Corp. PLC	4,737	379,055

Ushio, Inc.	5,635	77,509

Zumtobel Group AG	3,805	65,176

TOTAL ELECTRICAL EQUIPMENT		$1,046,610

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%

Citizen Watch Co. Ltd.	10,580	$77,044

Enplas Corp.	2,136	89,982

Hitachi High-Technologies Corp.	4,561	189,131

Hon Hai Precision Industry Co. Ltd.	22,000	81,699

Hosiden Corp.	5,915	101,388

Nichicon Corp.	6,365	79,769

Nippon Chemi-Con Corp.	270	9,296

Simplo Technology Co. Ltd.	10,440	60,059

Sunny Optical Technology Group Co. Ltd.	15,000	219,576

Zebra Technologies Corp., Class A*	3,009	349,014

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,256,958

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes a GE Co.	3,515	110,476

Fugro NV*	3,845	49,558

Saipem SpA*	17,982	75,574

TOTAL ENERGY EQUIPMENT & SERVICES		$235,608

FOOD & STAPLES RETAILING – 1.1%

Alimentation Couche Tard, Inc., Class B	1,014	47,544

Cawachi Ltd.	1,320	32,296

CECONOMY AG	5,030	65,623

Costco Wholesale Corp.	1,186	191,041

George Weston Ltd.	267	22,418

ICA Gruppen AB	546	20,140

J Sainsbury PLC	39,918	128,566

Koninklijke Ahold Delhaize NV	2,673	50,301

Loblaw Cos. Ltd.	702	36,229

Matsumotokiyoshi Holdings Co. Ltd.	5,640	403,761

Metro AG*	4,436	84,717

Metro, Inc.	924	29,086

SPAR Group Ltd. (The)	1,259	14,814

Sysco Corp.	1,300	72,306

Walgreens Boots Alliance, Inc.	3,233	214,251

Wal-Mart Stores, Inc.	1,897	165,627

Wesfarmers Ltd.	2,060	65,903

TOTAL FOOD & STAPLES RETAILING		$1,644,623

FOOD PRODUCTS – 1.6%

B&G Foods, Inc.	1,900	60,420

Ebro Foods SA	7,942	191,084

General Mills, Inc.	1,181	61,318

Hershey Co. (The)	3,012	319,814

Hormel Foods Corp.	6,444	200,795

Ingredion, Inc.	3,497	438,349

JM Smucker Co. (The)	510	54,085

Description	Number of Shares	Value

Kellogg Co.	1,031	$64,468

Marine Harvest ASA	1,593	31,107

Nestle SA	4,629	389,288

Pinnacle Foods, Inc.	3,069	167,015

Tate & Lyle PLC	2,528	21,707

Tiger Brands Ltd.	813	22,196

Viscofan SA	4,364	264,235

Wilmar International Ltd.	9,190	22,855

TOTAL FOOD PRODUCTS		$2,308,736

GAS UTILITIES – 0.7%

ENN Energy Holdings Ltd.	31,400	230,225

Gas Natural SDG SA	1,927	41,234

Rubis SCA	8,257	518,227

UGI Corp.	5,923	283,475

TOTAL GAS UTILITIES		$1,073,161

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%

Align Technology, Inc.*	963	230,138

Baxter International, Inc.	6,644	428,339

Becton Dickinson & Co.	447	93,276

Hologic, Inc.*	8,696	329,144

Insulet Corp.*	8,157	479,713

Medtronic PLC	5,975	481,107

Smith & Nephew PLC	2,628	49,598

Steris PLC	10,274	958,872

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,050,187

HEALTH CARE PROVIDERS & SERVICES – 2.3%

AmerisourceBergen Corp.	3,917	301,413

BML, Inc.	7,087	155,945

Cardinal Health, Inc.	3,105	192,199

HCA Healthcare, Inc.*	5,705	431,583

Laboratory Corp. of America Holdings*	3,627	557,506

McKesson Corp.	2,993	412,675

Medipal Holdings Corp.	3,630	66,978

National Vision Holdings, Inc.*	300	8,640

Quest Diagnostics, Inc.	2,227	208,848

Suzuken Co. Ltd.	2,215	79,382

UnitedHealth Group, Inc.	2,505	526,601

Universal Health Services, Inc., Class B	4,328	444,486

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,386,256

HEALTH CARE TECHNOLOGY – 0.0%**

AGFA-Gevaert NV*	12,624	59,364

HOTELS, RESTAURANTS & LEISURE – 1.6%

Choice Hotels International, Inc.	9,520	664,020

Compass Group PLC	10,769	236,425

Hilton Worldwide Holdings, Inc.	6,981	504,587

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

HIS Co. Ltd.	1,970	$65,750

McDonald’s Corp.	1,998	333,486

Melco Resorts & Entertainment Ltd. ADR	19,993	505,423

TOTAL HOTELS, RESTAURANTS & LEISURE		$2,309,691

HOUSEHOLD DURABLES – 2.1%

Alpine Electronics, Inc.	7,400	162,962

Casio Computer Co. Ltd.	5,735	84,130

Electrolux AB, Class B	4,813	170,175

Funai Electric Co. Ltd.	6,230	50,353

Husqvarna AB, Class B	2,539	24,809

Newell Brands, Inc.	7,101	289,579

Nikon Corp.	5,635	106,203

NVR, Inc.*	406	1,332,236

Persimmon PLC	8,582	319,376

Pioneer Corp.*	42,510	81,876

Sekisui Chemical Co. Ltd.	7,830	156,731

Token Corp.	1,101	132,269

Toll Brothers, Inc.	4,853	223,432

TOTAL HOUSEHOLD DURABLES		$3,134,131

HOUSEHOLD PRODUCTS – 0.6%

Colgate-Palmolive Co.	3,840	270,528

Essity AB, Class B*	1,593	47,628

Henkel AG & Co. KGaA	345	43,483

Kimberly-Clark Corp.	690	77,632

Procter & Gamble Co. (The)	2,798	241,579

Reckitt Benckiser Group PLC	2,234	199,832

Svenska Cellulosa AB, Class B	1,593	14,956

TOTAL HOUSEHOLD PRODUCTS		$895,638

INDUSTRIAL CONGLOMERATES – 0.6%

CK Hutchison Holdings Ltd.	5,000	63,482

Far Eastern New Century Corp.	55,000	47,141

Honeywell International, Inc.	976	140,700

Koninklijke Philips NV	2,414	98,292

Rheinmetall AG	952	112,280

Siemens AG	3,210	458,048

Smiths Group PLC	1,570	32,758

TOTAL INDUSTRIAL CONGLOMERATES		$952,701

INSURANCE – 7.7%

Admiral Group PLC	1,058	27,036

Aflac, Inc.	918	77,011

Ageas	2,949	143,056

Alleghany Corp.*	487	275,749

Allianz SE	732	169,980

Allstate Corp. (The)	899	84,380

American Financial Group, Inc.	371	39,137

Description	Number of Shares	Value

Aon PLC	607	$87,062

Arch Capital Group Ltd.*	643	64,069

Arthur J Gallagher & Co.	522	33,058

Assicurazioni Generali SpA	22,802	415,412

Baloise Holding AG	212	33,426

Cathay Financial Holding Co. Ltd.	29,000	47,885

Chubb Ltd.	3,153	475,535

CNO Financial Group, Inc.	15,119	362,402

Coface SA*	5,590	61,078

Dai-ichi Life Holdings, Inc.	6,705	126,340

Direct Line Insurance Group	6,092	30,074

Enstar Group Ltd.*	1,891	430,770

Fairfax Financial Holdings Ltd.	1,834	965,846

FNF Group	7,086	265,158

Gjensidige Forsikring ASA	1,203	22,637

Great-West Lifeco, Inc.	1,125	31,306

Hannover Rueck SE	256	32,101

Hartford Financial Services Group, Inc. (The)	1,148	63,197

Industrial Alliance Insurance & Financial Services, Inc.	535	24,243

Insurance Australia Group Ltd.	7,952	39,925

Intact Financial Corp.	9,302	760,325

Loews Corp.	984	48,718

Markel Corp.*	1,248	1,353,206

Marsh & McLennan Cos., Inc.	4,302	348,161

MetLife, Inc.	5,487	293,993

MS&AD Insurance Group Holdings, Inc	6,480	218,555

Muenchener Rueckversicherungs AG	312	69,797

Power Corp. of Canada	1,370	35,129

Power Financial Corp.	1,058	29,613

Progressive Corp. (The)	1,567	76,235

Rand Merchant Investment Holdings Ltd.	14,289	39,940

RSA Insurance Group PLC	4,087	34,143

Sampo Oyj, Class A	1,134	59,416

Shin Kong Financial Holding Co. Ltd.	244,990	78,388

Sony Financial Holdings, Inc.	10,370	170,363

Storebrand ASA	8,834	75,654

Sun Life Financial, Inc.	1,336	52,038

Suncorp Group Ltd.	3,876	40,285

Swiss Life Holding AG*	111	38,585

Swiss Re AG	635	59,735

T&D Holdings, Inc.	19,330	297,247

Tokio Marine Holdings, Inc.	6,595	281,595

Tongyang Life Insurance Co. Ltd.	5,730	45,314

Torchmark Corp.	6,511	547,770

Travelers Cos., Inc. (The)	630	83,443

White Mountains Insurance Group Ltd.	364	323,651

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Willis Towers Watson PLC	3,280	$528,342

XL Group Ltd.	3,643	147,432

Zurich Financial Services AG	2,378	725,807

TOTAL INSURANCE		$11,290,753

INTERNET & CATALOG RETAIL – 0.5%

Netflix, Inc.*	1,067	209,591

Priceline Group, Inc. (The)*	107	204,580

Qliro Group AB*	16,582	36,247

Wayfair, Inc., Class A*	4,479	313,082

TOTAL INTERNET & CATALOG RETAIL		$763,500

INTERNET SOFTWARE & SERVICES – 2.8%

Alibaba Group Holding Ltd. ADR*	3,096	572,419

Alphabet, Inc., Class C*	870	884,477

Cimpress NV*	704	76,835

CoStar Group, Inc.*	1,474	435,935

DeNA Co. Ltd.	7,879	184,112

Facebook, Inc., Class A*	3,240	583,394

GoDaddy, Inc., Class A*	7,408	345,954

Gree, Inc.	7,990	53,897

Mimecast Ltd.*	6,811	216,522

Tencent Holdings Ltd.	8,400	376,640

Weibo Corp. ADR*	1,607	148,889

Yandex NV, Class A*	5,409	182,986

TOTAL INTERNET SOFTWARE & SERVICES		$4,062,060

IT SERVICES – 3.0%

Accenture PLC, Class A	4,631	659,269

Amdocs Ltd.	4,978	324,068

Automatic Data Processing, Inc.	4,323	502,592

Black Knight, Inc.*	8,065	365,748

Booz Allen Hamilton Holding Corp.	5,817	219,824

Capgemini SE	2,475	300,841

CGI Group, Inc., Class A*	713	37,886

CSRA, Inc.	4,292	137,301

DTS Corp.	3,798	113,401

DXC Technology Co.	5,119	468,491

Fidelity National Information Services, Inc.	5,328	494,225

ForeScout Technologies, Inc.*	100	2,585

Fujitsu Ltd.	21,485	165,977

Genpact Ltd.	7,565	230,354

Sopra Steria Group	350	65,660

Visa, Inc., Class A	2,751	302,555

TOTAL IT SERVICES		$4,390,777

LEISURE EQUIPMENT & PRODUCTS – 0.1%

Sankyo Co. Ltd.	2,650	85,183

LIFE SCIENCES TOOLS & SERVICES – 0.0%**

CMIC Holdings Co. Ltd.	1,700	25,058

Description	Number of Shares	Value

MACHINERY – 2.8%

Allison Transmission Holdings, Inc.	8,893	$377,864

Alstom SA	2,452	99,225

Amada Holdings Co. Ltd.	6,300	77,625

Caterpillar, Inc.	2,399	325,784

Deere & Co.	2,757	366,350

FANUC Corp.	1,758	407,708

Hisaka Works Ltd.	2,200	20,374

IDEX Corp.	6,359	815,287

Japan Steel Works Ltd. (The)	4,945	124,598

Middleby Corp.*	3,174	367,867

Mitsubishi Heavy Industries Ltd.	3,482	135,323

PACCAR, Inc.	6,889	494,148

SMC Corp.	407	154,775

Stanley Black & Decker, Inc.	437	70,597

Tadano Ltd.	5,400	81,448

Takuma Co. Ltd.	10,980	134,419

Toshiba Machine Co. Ltd.	16,600	102,194

TOTAL MACHINERY		$4,155,586

MARINE – 0.2%

D/S Norden A/S*	3,466	72,106

Kuehne + Nagel International AG	772	134,799

Pacific Basin Shipping Ltd.*	278,160	63,466

TOTAL MARINE		$270,371

MEDIA – 1.4%

Avex, Inc.	4,705	64,800

Comcast Corp., Class A	4,541	163,612

DISH Network Corp., Class A*	6,217	301,773

Fuji Media Holdings, Inc.	3,795	58,074

Gendai Agency, Inc.	1,300	6,300

Lagardere SCA	713	23,483

Metropole Television SA	978	22,614

Nippon Television Holdings, Inc.	15,917	285,010

Omnicom Group, Inc.	563	37,828

Proto Corp.	950	13,652

Publicis Groupe SA	566	36,895

RTL Group SA	220	16,322

RTL Group SA	25	1,854

SES SA	28,081	456,634

Television Francaise 1	5,469	77,785

Time Warner, Inc.	1,191	117,063

TV Asahi Holdings Corp.	6,665	133,411

Walt Disney Co. (The)	1,664	162,756

WPP PLC	2,550	45,180

TOTAL MEDIA		$2,025,046

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

METALS & MINING – 0.9%

Acacia Mining PLC	10,374	$24,842

Anglo American Platinum Ltd.*	2,378	66,183

Anglo American PLC	6,146	115,911

Barrick Gold Corp.	3,947	57,028

Centerra Gold, Inc.*	12,490	84,809

Chubu Steel Plate Co. Ltd.	2,000	14,001

Eldorado Gold Corp.	25,675	32,094

Gold Fields Ltd.	23,523	93,901

Impala Platinum Holdings Ltd.*	14,257	39,548

Ivanhoe Mines Ltd., Class A*	3,714	13,444

Kinross Gold Corp.*	13,308	52,567

Kyoei Steel Ltd.	3,875	67,511

Nakayama Steel Works Ltd.	5,890	40,560

Neturen Co. Ltd.	3,165	32,066

Northern Dynasty Minerals Ltd.*	2,500	4,980

Pacific Metals Co. Ltd.*	2,097	62,428

Resolute Mining Ltd.	32,774	25,836

Salzgitter AG	2,069	100,042

Tokyo Steel Manufacturing Co. Ltd.	8,840	75,879

Western Areas Ltd.	41,918	89,509

Yamato Kogyo Co. Ltd.	7,105	188,709

TOTAL METALS & MINING		$1,281,848

MULTILINE RETAIL – 0.2%

Canadian Tire Corp. Ltd., Class A	278	34,112

Dollar General Corp.	2,675	216,247

Harvey Norman Holdings Ltd.	4,243	12,275

Marks & Spencer Group PLC	22,429	102,504

TOTAL MULTILINE RETAIL		$365,138

MULTI-UTILITIES – 1.5%

Ameren Corp.	1,153	71,474

Atco Ltd., Class I	501	18,167

Canadian Utilities Ltd., Class A	713	21,532

Centrica PLC	50,436	113,743

E.ON SE	37,984	448,208

Engie SA	7,361	124,415

Innogy SEΩ	5,897	274,421

National Grid PLC	45,559	548,211

Public Service Enterprise Group, Inc.	1,181	58,105

RWE AG*	3,690	92,241

SCANA Corp.	743	32,053

Sempra Energy	3,273	384,577

TOTAL MULTI-UTILITIES		$2,187,147

OFFICE ELECTRONICS – 0.1%

Canon, Inc.	4,015	149,823

Description	Number of Shares	Value

OIL, GAS & CONSUMABLE FUELS – 3.2%

BP PLC	57,310	$388,344

Canadian Natural Resources Ltd.	4,285	149,546

Chevron Corp.	3,707	429,604

Enagas SA	1,014	29,210

Eni SpA	14,770	241,556

EOG Resources, Inc.	4,825	481,873

Gazprom PJSC ADR	32,056	137,360

Imperial Oil Ltd.	6,649	215,586

Inpex Corp.	7,290	77,224

Inter Pipeline Ltd.	4,243	86,301

Japan Petroleum Exploration Co. Ltd.	3,540	72,509

KazMunaiGas Exploration Production JSC GDR	4,991	50,632

Kinder Morgan, Inc.	10,204	184,794

LUKOIL PJSC ADR	2,355	124,886

Painted Pony Energy Ltd.*	13,909	29,217

Petroleo Brasileiro SA ADR*	7,866	83,773

Royal Dutch Shell PLC, Class B	21,953	706,031

Statoil ASA	3,148	63,746

Surgutneftegas OJSC ADR	18,605	92,951

Total SA	15,023	837,703

TransCanada Corp.	4,966	235,786

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,718,632

PAPER & FOREST PRODUCTS – 0.2%

Domtar Corp.	5,615	265,702

PERSONAL PRODUCTS – 0.4%

Unilever NV	6,399	371,985

Unilever NV ADR	4,407	255,430

TOTAL PERSONAL PRODUCTS		$627,415

PHARMACEUTICALS – 4.6%

Almirall SA	3,647	35,303

AstraZeneca PLC	10,132	677,144

AstraZeneca PLC ADR	6,679	230,425

Bristol-Myers Squibb Co.	13,407	826,676

Eisai Co. Ltd.	6,800	376,585

GlaxoSmithKline PLC	5,435	97,991

Hikma Pharmaceuticals PLC	8,292	128,191

Johnson & Johnson	4,387	611,592

Merck & Co., Inc.	18,386	1,012,885

Merck KGaA	368	39,390

Novartis AG	6,214	511,994

Ono Pharmaceutical Co. Ltd.	29,499	673,881

Pfizer, Inc.	5,679	199,106

Roche Holding AG	3,701	855,090

Sanofi	1,399	132,472

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Takeda Pharmaceutical Co. Ltd.	3,895	$219,063

Zoetis, Inc.	2,908	185,589

TOTAL PHARMACEUTICALS		$6,813,377

PROFESSIONAL SERVICES – 0.6%

Adecco Group AG	1,232	97,742

Experian PLC	6,393	134,665

Hays PLC	39,688	98,254

RELX NV	2,640	59,628

SThree PLC	3,960	18,671

TransUnion*	7,122	373,834

Wolters Kluwer NV	980	48,037

TOTAL PROFESSIONAL SERVICES		$830,831

REAL ESTATE INVESTMENT TRUSTS – 2.7%

American Tower Corp.	10,330	1,484,111

Annaly Capital Management, Inc.	3,885	44,522

Ascendas Real Estate Investment Trust	12,720	25,569

Brixmor Property Group, Inc.	11,085	193,655

CapitaLand Mall Trust	14,440	21,399

Dexus	4,121	30,815

Equinix, Inc.	627	290,614

Fonciere Des Regions	212	21,591

Goodman Group	6,437	41,186

GPT Group (The)	7,685	29,938

Growthpoint Properties Ltd.	11,215	19,442

H&R Real Estate Investment Trust	980	16,271

ICADE	245	21,404

Klepierre SA	824	32,774

LaSalle Logiport REIT	173	162,951

Mirvac Group	16,973	31,307

Park Hotels & Resorts, Inc.	10,037	288,965

Public Storage	968	200,618

Stockland	9,322	32,248

Store Capital Corp.	8,807	217,445

Unibail-Rodamco SE	1,008	252,270

Vicinity Centres	13,621	27,626

Weyerhaeuser Co.	14,563	522,957

TOTAL REAL ESTATE INVESTMENT TRUSTS		$4,009,678

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%

CapitaLand Ltd.	11,670	31,420

City Developments Ltd.	2,810	26,676

CK Asset Holdings Ltd.	8,000	65,783

Daito Trust Construction Co. Ltd.	6,280	1,095,500

Henderson Land Development Co. Ltd.	4,400	28,679

Hongkong Land Holdings Ltd.	4,480	32,480

Hysan Development Co. Ltd.	4,000	19,330

Description	Number of Shares	Value

LendLease Group	2,517	$31,227

Sun Hung Kai Properties Ltd.	4,000	65,424

Swire Pacific Ltd., Class A	3,000	29,629

Swire Properties Ltd.	7,000	23,643

UOL Group Ltd.	3,663	24,293

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,474,084

ROAD & RAIL – 2.3%

AMERCO	1,829	718,139

Canadian National Railway Co.	17,123	1,377,830

ComfortDelGro Corp. Ltd.	12,060	17,872

DSV A/S	5,736	443,562

Genesee & Wyoming, Inc., Class A*	9,497	681,695

Go-Ahead Group PLC	3,632	85,382

Kansas City Southern	1,341	139,759

TOTAL ROAD & RAIL		$3,464,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%

Advanced Micro Devices, Inc.*	14,152	155,460

Intel Corp.	12,732	579,179

Marvell Technology Group Ltd.	13,975	258,118

Maxim Integrated Products, Inc.	5,740	301,580

MediaTek, Inc.	6,475	73,532

Micron Technology, Inc.*	6,237	276,361

Miraial Co. Ltd.	1,600	21,980

QUALCOMM, Inc.	8,131	414,762

Shinko Electric Industries Co. Ltd.	9,310	70,825

Siliconware Precision Industries Co. Ltd.	26,000	41,208

Skyworks Solutions, Inc.	1,933	220,091

Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	169,200

Tokyo Seimitsu Co. Ltd.	5,615	220,738

United Microelectronics Corp.	105,000	53,963

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,856,997

SOFTWARE – 2.3%

Alpha Systems, Inc.	400	8,760

Autodesk, Inc.*	1,452	181,442

CA, Inc.	1,341	43,422

Microsoft Corp.	9,710	807,678

Nexon Co. Ltd.*	9,585	256,263

NHN Entertainment Corp.*	1,033	63,251

Nice Ltd.	323	26,620

Nintendo Co. Ltd.	615	236,903

NSD Co. Ltd.	5,375	107,259

Open Text Corp.	980	34,267

Oracle Corp.	3,468	176,521

ServiceNow, Inc.*	3,539	447,223

SS&C Technologies Holdings, Inc.	12,474	501,455

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Workday, Inc., Class A*	4,026	$446,846

TOTAL SOFTWARE		$3,337,910

SPECIALTY RETAIL – 1.1%

Aoyama Trading Co. Ltd.	2,289	84,550

Camping World Holdings, Inc., Class A	3,612	151,776

CarMax, Inc.*	2,585	194,133

Halfords Group PLC	15,339	67,331

Hikari Tsushin, Inc.	698	89,993

Honeys Holdings Co. Ltd.	2,355	24,812

Kingfisher PLC	7,718	32,043

L Brands, Inc.	4,898	210,810

Nishimatsuya Chain Co. Ltd.	10,991	120,635

PAL GROUP Holdings Co. Ltd.	1,540	43,543

Ross Stores, Inc.	1,078	68,442

Shimamura Co. Ltd.	1,005	111,544

TJX Cos., Inc. (The)	4,726	329,875

Xebio Holdings Co. Ltd.	3,935	74,924

TOTAL SPECIALTY RETAIL		$1,604,411

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

361 Degrees International Ltd.	95,310	36,285

Daphne International Holdings Ltd.*	179,140	12,170

Geox SpA	12,547	54,808

NIKE, Inc., Class B	6,443	354,301

Sanyo Shokai Ltd.	2,470	45,270

Xtep International Holdings Ltd.	120,790	39,946

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$542,780

TOBACCO – 0.9%

British American Tobacco PLC	12,162	786,808

Imperial Brands PLC	1,615	65,861

Japan Tobacco, Inc.	5,320	175,314

Philip Morris International, Inc.	2,814	294,457

Swedish Match AB	846	31,873

TOTAL TOBACCO		$1,354,313

TRADING COMPANIES & DISTRIBUTORS – 0.7%

Fastenal Co.	5,559	261,106

ITOCHU Corp.	28,525	496,218

Kuroda Electric Co. Ltd.	2,470	43,880

Rexel SA	5,986	106,858

SIG PLC	40,898	93,699

TOTAL TRADING COMPANIES & DISTRIBUTORS		$1,001,761

TRANSPORTATION INFRASTRUCTURE – 0.5%

Abertis Infraestructuras SA	2,314	50,055

Hamburger Hafen und Logistik AG	1,539	49,120

Jiangsu Expressway Co. Ltd., Class H	284,000	435,389

Description	Number of Shares	Value

Sydney Airport	25,451	$138,495

TOTAL TRANSPORTATION INFRASTRUCTURE		$673,059

WATER UTILITIES – 0.2%

Guangdong Investment Ltd.	240,620	348,528

WIRELESS TELECOMMUNICATION SERVICES – 1.2%

China Mobile Ltd.	13,500	135,581

KDDI Corp.	32,421	862,241

Millicom International Cellular SA	5,271	337,164

NTT DOCOMO, Inc.	14,980	361,111

Orange Belgium SA	2,581	59,784

Rogers Communications, Inc., Class B	1,047	54,326

StarHub Ltd.	5,670	10,940

Vodacom Group Ltd.	1,960	21,293

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,842,440

TOTAL COMMON STOCKS (COST $123,656,940)		$136,886,912

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	400	26,100

Nomura TOPIX ETF	6,140	98,063

TOTAL EQUITY FUNDS		$124,163

TOTAL INVESTMENT COMPANIES (COST $122,340)		$124,163

PREFERRED STOCKS – 0.1%

TELECOMMUNICATION SERVICES – 0.0%**

Telefonica Brasil SA 2.41%	3,400	52,466

UTILITIES – 0.1%

Cia Paranaense de Energia 3.73%	7,500	57,661

TOTAL PREFERRED STOCKS (COST $117,856)		$110,127

RIGHTS – 0.0%**

Banco Santander SA*,††	31,207	1,490

China Literature Ltd.*,††,Ω	6	—

CTBC Financial Holding Co. Ltd.*,††	1,451	—

TOTAL RIGHTS (COST $1,472)		$1,490

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 5.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	7,382,891	$7,382,891

TOTAL MONEY MARKET FUND (COST $7,382,891)		$7,382,891

Description	Value

TOTAL INVESTMENTS – 98.1% (COST $131,281,499)	$144,505,583

OTHER ASSETS LESS LIABILITIES – 1.9%	2,812,742

TOTAL NET ASSETS – 100.0%	$147,318,325

Cost of investments for Federal income tax purposes is $73,695,133. The net unrealized appreciation/(depreciation) of investments was $68,396,712. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $86,776,207 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,379,495.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Global Alpha Equities Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$817,241	$—	$—	$817,241

Air Freight & Logistics	1,108,790	—	—	1,108,790

Airlines	794,454	—	—	794,454

Auto Components	1,482,079	—	—	1,482,079

Automobiles	1,628,027	—	—	1,628,027

Beverages	1,876,515	—	—	1,876,515

Biotechnology	153,972	—	—	153,972

Building Products	1,301,617	—	—	1,301,617

Capital Markets	2,385,753	—	—	2,385,753

Chemicals	2,980,306	—	—	2,980,306

Commercial Banks	2,742,820	—	—	2,742,820

Commercial Services & Supplies	3,275,840	—	—	3,275,840

Communications Equipment	1,765,166	—	—	1,765,166

Computers & Peripherals	970,413	—	—	970,413

Construction & Engineering	2,163,657	—	—	2,163,657

Construction Materials	663,680	—	—	663,680

Consumer Finance	423,213	—	—	423,213

Containers & Packaging	4,577,405	—	—	4,577,405

Distributors	47,997	—	—	47,997

Diversified Consumer Services	726,340	—	—	726,340

Diversified Financial Services	11,055,357	—	—	11,055,357

Diversified Telecommunication Services	2,693,822	—	—	2,693,822

Electric Utilities	3,080,337	—	—	3,080,337

Electrical Equipment	1,046,610	—	—	1,046,610

Electronic Equipment, Instruments & Components	1,256,958	—	—	1,256,958

Energy Equipment & Services	235,608	—	—	235,608

Food & Staples Retailing	1,644,623	—	—	1,644,623

Food Products	2,308,736	—	—	2,308,736

Gas Utilities	1,073,161	—	—	1,073,161

Health Care Equipment & Supplies	3,050,187	—	—	3,050,187

Health Care Providers & Services	3,386,256	—	—	3,386,256

Health Care Technology	59,364	—	—	59,364

Hotels, Restaurants & Leisure	2,309,691	—	—	2,309,691

Household Durables	3,134,131	—	—	3,134,131

Household Products	895,638	—	—	895,638

Industrial Conglomerates	952,701	—	—	952,701

Insurance	11,290,753	—	—	11,290,753

Internet & Catalog Retail	763,500	—	—	763,500

Internet Software & Services	4,062,060	—	—	4,062,060

IT Services	4,390,777	—	—	4,390,777

Leisure Equipment & Products	85,183	—	—	85,183

Life Sciences Tools & Services	25,058	—	—	25,058

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Machinery	$4,155,586	$—	$—	$4,155,586

Marine	270,371	—	—	270,371

Media	2,025,046	—	—	2,025,046

Metals & Mining	1,281,848	—	—	1,281,848

Multiline Retail	365,138	—	—	365,138

Multi-Utilities	2,187,147	—	—	2,187,147

Office Electronics	149,823	—	—	149,823

Oil, Gas & Consumable Fuels	4,718,632	—	—	4,718,632

Paper & Forest Products	265,702	—	—	265,702

Personal Products	627,415	—	—	627,415

Pharmaceuticals	6,813,377	—	—	6,813,377

Professional Services	830,831	—	—	830,831

Real Estate Investment Trusts	4,009,678	—	—	4,009,678

Real Estate Management & Development	1,474,084	—	—	1,474,084

Road & Rail	3,464,239	—	—	3,464,239

Semiconductors & Semiconductor Equipment	2,856,997	—	—	2,856,997

Software	3,337,910	—	—	3,337,910

Specialty Retail	1,604,411	—	—	1,604,411

Textiles, Apparel & Luxury Goods	542,780	—	—	542,780

Tobacco	1,354,313	—	—	1,354,313

Trading Companies & Distributors	1,001,761	—	—	1,001,761

Transportation Infrastructure	673,059	—	—	673,059

Water Utilities	348,528	—	—	348,528

Wireless Telecommunication Services	1,842,440	—	—	1,842,440

Investment Companies	124,163	—	—	124,163

Preferred Stocks	110,127	—	—	110,127

Rights	—	1,490	—	1,490

Money Market Fund	7,382,891	—	—	7,382,891

Total Investments in Securities	144,504,093	1,490	—	144,505,583

Other Financial Instruments!

Forward Foreign Currency Contracts	—	512,962	—	512,962

Total Assets - Other Financial Instruments	$—	$512,962	$—	$512,962

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(434)	$—	$(434)

Financial Futures Contracts	(2,926,266)	—	—	(2,926,266)

Total Liabilities - Other Financial Instruments	$(2,926,266)	$(434)	$—	$(2,926,700)

!	Other financial instruments are derivative instruments, such as forward foreign currency contracts, and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.

^	7-Day net yield.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2017, the value of these securities amounted to $1,490 representing 0.00% of total net assets.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $332,422 representing 0.23% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:	ETF - Exchange Traded Fund
ADR - American Depositary Receipt	GDR - Global Depositary Receipt

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Global Alpha Equities Fund (continued)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

At October 31, 2017, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2017	JP Morgan Chase Bank, N.A.	3,455,481 Japanese Yen	$30,311	$30,388	$ 77	$—
11/1/2017	Citigroup Global Markets	45,456 Euro	52,967	52,950	—	(17)
11/1/2017	JP Morgan Chase Bank, N.A.	8,661 Euro	10,073	10,088	15	—
11/2/2017	BNP Paribas SA	4,259,615 Japanese Yen	37,497	37,462	—	(35)
11/2/2017	HSBC Bank USA, N.A.	248,207 Hong Kong Dollar	31,821	31,816	—	(5)
11/2/2017	Credit Suisse International	160,419 Swedish Krona	19,178	19,162	—	(16)
11/2/2017	HSBC Bank USA, N.A.	119,193 Euro	138,885	138,844	—	(41)
11/2/2017	Deutsche Bank AG	49,561 Swiss Franc	49,717	49,678	—	(39)
11/2/2017	JP Morgan Chase Bank, N.A.	40,846 Canadian Dollar	31,683	31,663	—	(20)
11/2/2017	BNP Paribas SA	4,891 Pound Sterling	6,493	6,496	3	—
11/6/2017	HSBC Bank USA, N.A.	5,230,574 Japanese Yen	46,200	46,013	—	(187)
CONTRACTS SOLD
11/1/2017	JP Morgan Chase Bank, N.A.	3,275,499 Japanese Yen	28,734	28,807	—	(73)
11/1/2017	Bank of New York	1,062 Canadian Dollar	825	823	2	—
11/1/2017	Bank of New York	287 Canadian Dollar	223	223	—	—
11/1/2017	Bank of New York	96 Canadian Dollar	74	74	—	—
11/2/2017	BNP Paribas SA	1,159,954 Japanese Yen	10,211	10,201	10	—
11/2/2017	Bank of New York	85,701 Japanese Yen	755	754	1	—
11/2/2017	JP Morgan Chase Bank, N.A.	13,102 Canadian Dollar	10,162	10,156	6	—
11/2/2017	Bank of New York	483 Canadian Dollar	374	375	—	(1)
11/2/2017	Bank of New York	371 Canadian Dollar	288	288	—	—
11/3/2017	Bank of New York	245 Pound Sterling	326	326	—	—
11/6/2017	HSBC Bank USA, N.A.	2,799,960 Japanese Yen	24,731	24,631	100	—
12/20/2017	Barclays Bank International	859,100,000 Japanese Yen	7,831,680	7,575,327	256,353	—
12/20/2017	Deutsche Bank AG	3,310,000 Canadian Dollar	2,713,292	2,567,019	146,273	—
12/20/2017	Citigroup Global Markets	3,187,000 Euro	3,821,610	3,723,424	98,186	—
12/20/2017	BNP Paribas SA	1,376,000 Pound Sterling	1,842,430	1,830,494	11,936	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$512,962	$(434)

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

    At October 31, 2017, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized (Depreciation)
SHORT POSITIONS:
E-mini MSCI EAFE Index	December 2017	207	$20,438,589	$20,438,589	$20,100,588	$ (338,001)
E-mini MSCI Emerging Markets Index	December 2017	61	3,370,094	3,370,094	3,311,378	(58,716)
E-mini Russell 2000 Index	December 2017	86	6,103,403	6,103,403	5,745,196	(358,207)
E-mini S&P 500 Index	December 2017	250	31,030,060	31,030,060	29,901,370	(1,128,690)
Euro STOXX 50 Index	December 2017	48	1,765,440EUR	2,005,592	1,900,885	(104,707)
FTSE 100 Index	December 2017	19	1,418,825GBP	1,842,007	1,816,072	(25,935)
S&P TSX 60 Index	December 2017	29	5,484,480CAD	4,184,265	3,851,846	(332,419)
TOPIX Index	December 2017	38	669,940,000JPY	5,487,703	4,908,112	(579,591)
NET UNREALIZED APPRECIATION (DEPRECIATION)
ON FINANCIAL FUTURES CONTRACTS						$ (2,926,266)

(a)	Notional Amount denominated in USD unless otherwise noted.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

27

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Inflation-Linked & Fixed Income Securities:
U.S. Government Inflation-Linked Securities	19.4%
Mortgage-Backed Securities	2.8%
Foreign Government Securities	2.0%
Corporate Bonds	1.5%
Foreign Government Inflation-Linked Securities	1.4%
Asset-Backed Securities	1.3%
U.S. Treasury	1.1%
Exchange-Traded Funds	0.6%
Certificates of Deposit	0.4%
Real Estate Related Securities:
Exchange-Traded Funds	36.3%
Real Estate Investment Trusts	15.2%
Common Stocks	10.5%
Investment Companies	3.6%
Preferred Stocks	0.0%[3]
Commodity Related Securities:
Exchange-Traded Funds	12.4%
Purchased Options	0.0%[3]
Written Options	0.0%[3]
Securities Sold Short	(0.3)%
Short-Term Investments
Cash Equivalents[1]	2.6%
Other Assets and Liabilities – Net[2]	(10.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value (a)	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 30.5%

ASSET-BACKED SECURITIES – 1.3%

COLLATERALIZED LOAN OBLIGATION – 0.2%

Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, Month USD LIBOR + 0.90%), 2.26%, 10/15/27Δ,Ω	300,000	$299,999

Description	Par Value (a)	Value

Symphony CLO VIII LP, Series 2012-8AR, Class AR, (3 Month USD LIBOR + 1.10%), 2.45%, 1/09/23Δ,Ω	171,532	$171,835

Venture VII CDO Ltd., Series 2006-7A, Class A1A, (3 Month USD LIBOR + 0.23%), 1.59%, 1/20/22Δ,Ω	205,116	204,304

TOTAL COLLATERALIZED LOAN OBLIGATION		$676,138

DIVERSIFIED FINANCIAL SERVICES – 0.3%

Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M1, (1 Month USD LIBOR + 0.39%), 1.63%, 3/25/36Δ	300,000	296,857

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value (a)	Value

Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M2, (1 Month USD LIBOR + 0.98%), 2.21%, 5/25/35Δ	545,623	$530,773

TOTAL DIVERSIFIED FINANCIAL SERVICES		$827,630

WHOLE LOAN – 0.8%

Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, (1 Month USD LIBOR + 0.22%), 1.46%, 8/25/36Δ	1,200,000	1,151,897

Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M2, (1 Month USD LIBOR + 0.95%), 2.18%, 4/25/36Δ	241,321	225,938

JP Morgan Mortgage Acquisition Trust 2006-NC1, Series 2006-NC1, Class A4, (1 Month USD LIBOR + 0.17%), 1.41%, 4/25/36Δ	371,884	373,322

Navient Student Loan Trust, Series 2016-7A, Class A, (1 Month USD LIBOR + 1.15%), 2.39%, 3/25/66Δ,Ω	269,461	273,846

Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class M2, (1 Month USD LIBOR + 0.29%), 1.53%, 3/25/36Δ	200,000	185,689

Saxon Asset Securities Trust, Series 2005-1, Class M2, (1 Month USD LIBOR + 0.72%), 1.96%, 5/25/35Δ	208,458	179,977

US Residential Opportunity Fund, Series 2016-3III, Class A, 3.60%, 10/27/36Ω	140,351	140,137

VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 3/25/47Ω	77,027	77,753

TOTAL WHOLE LOAN		$2,608,559

TOTAL ASSET-BACKED SECURITIES (COST $3,803,284)		$4,112,327

CERTIFICATES OF DEPOSIT – 0.4%

CERTIFICATE OF DEPOSIT – 0.4%

Barclays Bank PLC,

(3 Month USD LIBOR + 0.46%), 1.78%, 3/16/18Δ	500,000	500,632

(3 Month USD LIBOR + 0.47%), 1.83%, 5/17/18Δ	200,000	200,178

1.94%, 9/04/18	400,000	400,588

TOTAL CERTIFICATE OF DEPOSIT		$1,101,398

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,100,000)		$1,101,398

Description	Par Value (a)	Value

CORPORATE BONDS – 1.5%

ENERGY – 0.2%

Enbridge, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.40%), 1.75%, 1/10/20Δ	100,000	$99,915

Petrobras Global Finance BV, Company Guaranteed,

6.00%, 1/27/28Ω	291,000	294,853

7.38%, 1/17/27	100,000	111,250

TOTAL ENERGY		$506,018

FINANCIALS – 1.2%

Ally Financial, Inc., Company Guaranteed,

3.50%, 1/27/19	100,000	101,250

6.25%, 12/01/17	100,000	100,318

3.25%, 2/13/18	100,000	100,375

Bank of America Corp., Sr. Unsecured, MTN, (Unidad de Inverso Index + 0.00%), 4.44%, 10/21/25Δ	5,000,000MXN	323,392

BRFkredit A/S, Covered Bonds,

4.00%, 1/01/18	500,000DKK	78,864

2.50%, 10/01/47	59,907DKK	9,746

Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed, 3.80%, 9/15/22	250,000	260,041

Goldman Sachs Group, Inc. (The), Sr. Unsecured,

(3 Month USD LIBOR + 1.20%), 2.52%, 9/15/20Δ	600,000	611,812

(3 Month USD LIBOR + 0.82%), 2.88%, 10/31/22Δ	100,000	100,226

ING Bank NV, Covered Bonds, 2.63%, 12/05/22Ω	200,000	201,983

International Lease Finance Corp., Sr. Unsecured,

6.25%, 5/15/19	100,000	106,063

8.25%, 12/15/20	100,000	116,688

Intesa Sanpaolo SpA, Sr. Unsecured, 6.50%, 2/24/21Ω	300,000	334,342

Nordea Kredit Realkreditaktieselskab, Covered Bonds, 2.50%, 10/01/47	630DKK	102

Nykredit Realkredit A/S, Covered Bonds,

4.00%, 1/01/18	200,000DKK	31,577

2.50%, 10/01/47	162,108DKK	26,378

2.00%, 4/01/18	1,200,000DKK	190,026

Realkredit Danmark A/S, Covered Bonds,

1.00%, 1/01/18	1,400,000DKK	219,730

1.00%, 4/01/18	1,100,000DKK	173,331

2.00%, 1/01/18	300,000DKK	47,163

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value (a)	Value

2.50%, 7/01/47	112,160DKK	$18,220

Synchrony Financial, Sr. Unsecured, (3 Month USD LIBOR + 1.40%), 2.71%, 11/09/17Δ	100,000	100,025

UBS AG, Sr. Unsecured,

(3 Month USD LIBOR + 0.32%), 1.64%, 12/07/18Δ,Ω	200,000	200,431

(3 Month USD LIBOR + 0.58%), 1.90%, 6/08/20Δ,Ω	200,000	201,029

TOTAL FINANCIALS		$3,653,112

INTERNET SOFTWARE & SERVICES – 0.0%**

eBay, Inc., Sr. Unsecured, 2.75%, 1/30/23	100,000	99,806

OIL & GAS – 0.0%**

Sempra Energy, Sr. Unsecured, (3 Month USD LIBOR + 0.45%), 1.73%, 3/15/21Δ	100,000	100,310

TELECOMMUNICATIONS – 0.1%

AT&T, Inc., Sr. Unsecured,

(3 Month USD LIBOR + 0.65%), 2.01%, 1/15/20Δ	200,000	201,108

5.15%, 2/14/50	100,000	98,580

TOTAL TELECOMMUNICATIONS		$299,688

TOBACCO – 0.0%**

BAT Capital Corp., Company Guaranteed, (3 Month USD LIBOR + 0.59%), 1.91%, 8/14/20Δ,Ω	100,000	100,568

TOTAL CORPORATE BONDS
(COST $4,758,698)		$4,759,502

EXCHANGE-TRADED FUNDS – 0.6%

INFLATION-PROTECTED SECURITIES FUNDS – 0.6%

Schwab U.S. TIPs ETF	33,500	1,853,220

TOTAL EXCHANGE-TRADED FUNDS
(COST $1,862,590)		$1,853,220

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 1.4%

GOVERNMENT – 1.4%

Australia Government Bond, Sr. Unsecured, 3.00%, 9/20/25	200,000AUD	214,016

Denmark Inflation Linked Government Bond, 0.10%, 11/15/23	2,141,817DKK	361,305

Japanese Government CPI Linked Bond, 22, Sr. Unsecured, 0.10%, 3/10/27	110,479,600JPY	1,024,102

Mexican Udibonos, 4.50%, 11/22/35	1,914,516MXN	111,611

New Zealand Government Bond, Sr. Unsecured, 2.00%, 9/20/25	1,150,000NZD	857,969

United Kingdom Gilt Inflation Linked,

0.13%, 3/22/26	748,000GBP	1,237,060

0.13%, 11/22/56	1,000GBP	2,561

0.13%, 3/22/46	140,629GBP	292,713

Description	Par Value (a)	Value

0.13%, 11/22/65	40,073GBP	$116,786

TOTAL GOVERNMENT		$4,218,123

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
(COST $4,377,702)		$4,218,123

FOREIGN GOVERNMENT SECURITIES – 2.0%

GOVERNMENT – 2.0%

Argentina Bonar Bonds, (Argentina Deposit Rates Badlar Private Banks + 2.00%), 23.81%, 4/03/22Δ	99,000ARS	5,819

Argentina POM Politica Monetaria, (Argentina Cental Bank + 0.00%), 27.10%, 6/21/20Δ	2,100,000ARS	127,955

Autonomous Community of Catalonia, Sr. Unsecured, 4.75%, 6/04/18	100,000EUR	118,169

Brazil Letras do Tesouro Nacional, 6.88%, 1/01/18‡	10,400,000BRL	3,143,427

Corp. Andina de Fomento, Series 11U, Sr. Unsecured, 3.95%, 10/15/21	4,843,182MXN	248,844

Japan Treasury Discount Bill, 0.00%, 11/06/17‡	180,000,000JPY	1,583,079

Mexican Bonos de Proteccion al Ahorro, (Mexico Treasuries Reference Yield 182 Day CETES + 0.00%), 7.16%, 1/04/18Δ	15,500,000MXN	808,422

Peru Government Bond, Sr. Unsecured, 6.15%, 8/12/32Ω	700,000PEN	226,243

TOTAL GOVERNMENT		$6,261,958

TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $6,870,125)		$6,261,958

MORTGAGE-BACKED SECURITIES – 2.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.1%

Fannie Mae Pool,

3.50%, 12/31/25	2,500,000	2,565,039

3.50%, 9/01/45	167,829	172,837

3.50%, 9/01/46	648,533	667,876

3.50%, 11/01/47	1,000,000	1,027,734

4.00%, 12/13/47	2,000,000	2,095,469

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$6,528,955

WHOLE LOAN – 0.7%

BCAP LLC Trust, Series 2009-RR6-I, Class 3A1, 3.52%, 12/26/37Δ,Ω	27,740	27,760

Grifonas Finance PLC, Class A, 0.04%, 8/28/39Δ	492,698EUR	504,849

Marche Mutui Srl, Series 6, Class A1, (3 Month EURIBOR + 2.25%), 1.92%, 1/27/64Δ	2,850EUR	3,329

Rise Ltd., 2014-1, Class A, 4.75%, 2/15/39Δ,† †	183,785	187,461

Sequoia Mortgage Trust 6, Series 6, Class A, (1 Month USD LIBOR + 0.64%), 1.88%, 4/19/27Δ	756,178	726,098

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value (a)	Value

Trinity Square 2015-1A PLC, (3 Month GBP LIBOR + 1.15%), 1.53%, 7/15/51Δ,Ω	431,502GBP	$580,127

Wamu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A4,

2.84%, 11/25/36Δ	237,901	226,189

3.29%, 3/25/37Δ	89,701	87,762

TOTAL WHOLE LOAN		$2,343,575

TOTAL MORTGAGE-BACKED SECURITIES
(COST $8,775,375)		$8,872,530

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 19.4%

U.S. TREASURY INFLATION INDEXED BONDS – 19.4%

U.S. Treasury Inflation Indexed Bond,

0.13%, 4/15/18	588,000	624,685

0.13%, 4/15/19	1,769,000	1,858,850

0.13%, 4/15/20	1,812,000	1,906,748

0.13%, 1/15/22	182,000	197,720

0.13%, 4/15/22	253,000	255,022

0.13%, 7/15/22	460,000	492,771

0.13%, 1/15/23	5,876,000	6,223,970

0.13%, 7/15/24	6,861,000	7,011,854

0.13%, 7/15/26	391,000	389,371

0.25%, 1/15/25	1,421,000	1,457,072

0.38%, 7/15/23	4,817,000	5,138,243

0.38%, 7/15/25	1,690,000	1,748,513

0.38%, 1/15/27	19,000	19,060

0.38%, 7/15/27	390,000	387,173

0.63%, 7/15/21	375,000	418,975

0.63%, 1/15/24	1,994,000	2,138,067

0.63%, 1/15/26	2,928,000	3,064,029

0.63%, 2/15/43	196,000	196,102

0.75%, 2/15/42	739,000	778,133

0.75%, 2/15/45	643,000	641,772

0.88%, 2/15/47	913,000	917,764

1.00%, 2/15/46	1,304,000	1,375,208

1.25%, 7/15/20	1,043,000	1,221,231

1.38%, 2/15/44	2,457,000	2,862,997

1.75%, 1/15/28	1,083,000	1,419,896

1.88%, 7/15/19	226,000	270,300

2.00%, 1/15/26	713,000	990,061

2.13%, 2/15/40	180,000	257,734

2.13%, 2/15/41	659,000	936,634

2.38%, 1/15/25	1,273,000	1,890,194

2.38%, 1/15/27	594,000	843,566

2.50%, 1/15/29	3,098,000	4,270,996

3.63%, 4/15/28	3,446,000	6,842,053

Description	Par Value (a)	Value

3.88%, 4/15/29	782,000	$1,585,340

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$60,632,104

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $60,456,498)		$60,632,104

U.S. TREASURY – 1.1%

U.S. TREASURY BONDS – 0.2%

U.S. Treasury Bond,

2.75%, 8/15/47	470,000	457,998

3.00%, 5/15/47	210,000	215,172

TOTAL U.S. TREASURY BONDS		$673,170

U.S. TREASURY NOTES – 0.9%

U.S. Treasury Note,

1.88%, 4/30/22	100,000	99,573

1.88%, 7/31/22	1,300,000	1,292,427

2.00%, 2/15/25	100,000	98,267

2.13%, 7/31/24	1,000,000	994,843

2.25%, 11/15/24	100,000	100,094

2.50%, 5/15/24	200,000	203,718

TOTAL U.S. TREASURY NOTES		$2,788,922

TOTAL U.S. TREASURY
(COST $3,450,196)		$3,462,092

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $95,454,468)		$95,273,254
	Number of Shares

REAL ESTATE RELATED SECURITIES – 65.6%

COMMON STOCKS – 10.5%

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	61,413	$43,496

Stride Stapled Group	41,068	45,808

TOTAL DIVERSIFIED		$89,304

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.4%

Airport City Ltd.*	4,442	56,918

Alexander & Baldwin, Inc.	835	37,775

Allreal Holding AG*	1,074	179,565

CapitaLand Ltd.	193,900	522,055

Chinese Estates Holdings Ltd.	47,000	79,886

City Developments Ltd.	46,300	439,529

D Carnegie & Co. AB*	2,744	37,940

Daito Trust Construction Co. Ltd.	5,900	1,029,212

Daiwa House Industry Co. Ltd.	51,600	1,878,756

DIC Asset AG	3,489	40,845

Far East Consortium International Ltd.	78,000	42,592

Gateway Lifestyle	18,241	27,503

Great Eagle Holdings Ltd.	19,000	104,603

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Hang Lung Properties Ltd.	155,000	$356,039

Heiwa Real Estate Co. Ltd.	4,300	74,462

Henderson Land Development Co. Ltd.	102,344	667,084

Hkr International Ltd.	60,800	38,811

K Wah International Holdings Ltd.	85,000	48,812

Kerry Properties Ltd.	45,500	204,713

Lai Sun Development Co. Ltd.	10,800	19,520

LendLease Group	45,270	561,635

Leopalace21 Corp.	20,100	149,197

Mitsubishi Estate Co. Ltd.	105,300	1,894,298

Mitsui Fudosan Co. Ltd.	78,000	1,801,398

Mobimo Holding AG*	508	128,318

New World Development Co. Ltd.	413,000	615,154

Nomura Real Estate Holdings, Inc.	11,000	240,500

Patrizia Immobilien AG*	3,400	71,724

Property & Building Corp. Ltd.	169	16,227

Realia Business SA*	22,825	29,246

RMR Group, Inc, Class A (The)	300	15,735

SAMTY Co. Ltd.	1,500	21,239

Shinoken Group Co. Ltd.	1,000	24,396

Soundwill Holdings Ltd.	17,500	37,865

Sumitomo Realty & Development Co. Ltd.	37,000	1,225,144

Sun Frontier Fudousan Co. Ltd.	1,700	20,348

Sun Hung Kai Properties Ltd.	124,000	2,028,149

Takara Leben Co. Ltd.	7,100	32,408

Tokyo Tatemono Co. Ltd.	16,200	225,251

Tokyu Fudosan Holdings Corp.	44,300	288,307

Tricon Capital Group, Inc.	10,434	87,671

UOL Group Ltd.	43,900	291,142

Wharf Holdings Ltd.	91,000	827,601

Wheelock & Co. Ltd.	59,000	410,657

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$16,930,230

INDUSTRIALS – 0.0%**

Propertylink Group	45,110	34,525

MEDIA – 0.0%**

I-CABLE Communications Ltd.*	111,186	3,478

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	75,214	66,652

REAL ESTATE DEVELOPMENT – 1.1%

ADLER Real Estate AG*	1,923	29,646

Asian Growth Properties Ltd.	22,824	11,216

CK Asset Holdings Ltd.	205,000	1,685,691

Daikyo, Inc.	2,300	44,036

DREAM Unlimited Corp., Class A*	9,069	51,668

Frasers Centrepoint Ltd.	26,000	39,674

Goldcrest Co. Ltd.	2,700	58,153

Description	Number of Shares	Value

Greenland Hong Kong Holdings Ltd.	101,000	$48,420

Helical PLC	12,067	49,202

Howard Hughes Corp, (The)*	472	60,241

Nexity SA*	3,356	206,212

Road King Infrastructure Ltd.	28,000	46,012

Selvaag Bolig ASA	6,948	25,349

Sino Land Co. Ltd.	228,000	392,791

St. Modwen Properties PLC	19,519	98,693

Tag Immobilien AG	10,923	187,865

TK Development A/S*	9,212	13,555

Villa World Ltd.	19,108	38,023

Wang On Properties Ltd.*	288,000	47,991

Wheelock Properties Singapore Ltd.	40,300	59,130

Wing Tai Holdings Ltd.	57,900	101,944

Yoma Strategic Holdings Ltd.	76,000	32,617

TOTAL REAL ESTATE DEVELOPMENT		$3,328,129

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

ADO Properties SAΩ	2,243	110,284

Aeon Mall Co. Ltd.	8,600	152,403

BUWOG AG*	8,520	245,731

Norstar Holdings, Inc.	1,096	19,671

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$528,089

REAL ESTATE OPERATING COMPANIES – 3.8%

ADO Group Ltd.*	4,844	98,284

Africa Israel Properties Ltd.*	936	22,222

Alony Hetz Properties & Investments Ltd.	7,307	75,513

Alrov Properties & Lodgings Ltd.	1	21

Amot Investments Ltd.	8,779	51,733

Arealink Co. Ltd.	1,100	22,937

Azrieli Group Ltd.	2,722	153,599

Big Shopping Centers Ltd.	209	15,278

Blue Square Real Estate Ltd.	398	16,412

Brack Capital Properties NV*	443	48,172

CA Immobilien Anlagen AG	5,472	156,164

Capital & Counties Properties PLC	62,500	220,721

Castellum AB	20,447	328,016

Citycon OYJ	29,240	71,390

Daibiru Corp.	5,100	59,699

Deutsche Euroshop AG	3,628	132,170

Deutsche Wohnen SE	27,311	1,163,250

Dios Fastigheter AB	6,443	42,329

Entra ASAΩ	9,459	130,281

Fabege AB	10,522	222,213

Fastighets AB Balder, Class B*	7,816	203,531

First Capital Realty, Inc.	12,590	199,668

Gazit-Globe Ltd.	6,507	61,850

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Global Logistic Properties Ltd.	220,900	$538,029

Grainger PLC	31,155	115,197

Grand City Properties SA	7,826	167,736

Hang Lung Group Ltd.	65,000	228,292

Hemfosa Fastigheter AB	11,802	143,372

Hongkong Land Holdings Ltd.	92,100	667,725

Hufvudstaden AB, Class A	8,814	145,081

Hulic Co. Ltd.	36,200	370,898

Hysan Development Co. Ltd.	47,001	227,131

Ichigo, Inc.	17,500	61,871

Immofinanz AG*	65,730	166,224

Inmobiliaria Colonial Socimi SA	22,431	213,446

Intershop Holding AG	103	50,589

Jerusalem Economy Ltd.*	11,531	31,191

Keihanshin Building Co. Ltd.	10,000	69,830

Kennedy-Wilson Holdings, Inc.#	1,467	28,533

Klovern AB, Class B	62,004	83,470

Kungsleden AB	14,057	100,327

Langham Hospitality Investments & Langham Hospitality Investments Ltd.	59,000	25,411

LEG Immobilien AG	4,697	477,097

Liu Chong Hing Investment Ltd.	26,000	44,659

MAS Real Estate, Inc.	26,391	57,640

Melisron Ltd.	1,293	67,454

Nam Tai Property, Inc.#	3,727	45,097

NEPI Rockcastle PLC	41,418	579,024

NTT Urban Development Corp.	9,000	92,529

PSP Swiss Property AG	3,582	315,240

S Immo AG	4,007	70,597

Summit Real Estate Holdings Ltd.	2,771	21,129

Swire Properties Ltd.	87,600	295,878

Swiss Prime Site AG*	5,348	456,455

Technopolis OYJ	9,027	40,693

Tlg Immobilien AG	6,412	148,409

Toc Co. Ltd.	6,500	57,909

Unizo Holdings Co. Ltd.	900	23,785

Victoria Park AB, Class B	9,481	34,995

Vonovia SE	37,511	1,649,911

Wallenstam AB, Class B	16,464	153,791

Wihlborgs Fastigheter AB	5,176	122,914

TOTAL REAL ESTATE OPERATING COMPANIES		$11,685,012

RETAIL — 0.0%**

Investore Property Ltd.	10,849	9,948

Kiwi Property Group Ltd.	97,225	88,154

TOTAL RETAIL		$98,102

TOTAL COMMON STOCKS (COST $25,723,563)		$32,763,521

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 36.3%

EQUITY FUNDS – 36.3%

Schwab U.S. REIT ETF	711,400	$28,925,524

Vanguard Global ex-U.S. Real Estate ETF#	1,417,000	84,538,220

TOTAL EQUITY FUNDS		$113,463,744

TOTAL EXCHANGE-TRADED FUNDS (COST $108,123,772)		$113,463,744

INVESTMENT COMPANIES – 3.6%

DIVERSIFIED – 3.6%

Tortoise MLP & Pipeline Fund	860,052	11,206,473

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

U.K. Commercial Property Trust Ltd.	51,100	59,419

REAL ESTATE OPERATING COMPANIES – 0.0%**

F&C Commercial Property Trust Ltd.	66,616	126,078

TOTAL INVESTMENT COMPANIES (COST $12,307,159)		$11,391,970

PREFERRED STOCK – 0.0%**

CONSUMER FINANCE – 0.0%**

Navient Corp. 3.99%	3,000	75,360

TOTAL PREFERRED STOCK (COST $71,100)		$75,360

REAL ESTATE INVESTMENT TRUSTS – 15.2%

DIVERSIFIED – 3.1%

Abacus Property Group	21,546	62,663

Activia Properties, Inc.	49	191,768

American Assets Trust, Inc.	1,696	65,788

Armada Hoffler Properties, Inc.#	2,926	41,754

Artis Real Estate Investment Trust	5,519	59,506

Astro Japan Property Group††	7,569	41,883

Canadian Real Estate Investment Trust	2,686	97,022

Charter Hall Group	30,881	137,082

Charter Hall Long Wale REIT	9,979	31,772

Cofinimmo SA	1,514	192,142

Colony NorthStar, Inc. Class A	11,971	147,004

Cominar Real Estate Investment Trust	7,650	82,068

Daiwa House REIT Investment Corp.	124	288,993

Dream Global Real Estate Investment Trust	5,043	43,585

Empire State Realty Trust, Inc., Class A	2,249	45,092

Fonciere Des Regions	4,302	438,128

Forest City Realty Trust, Inc., Class A	4,334	106,746

Gecina SA	3,429	556,402

Goodman Property Trust	75,723	67,880

GPT Group (The)	141,766	552,269

Gramercy Property Trust	3,775	112,117

Growthpoint Properties Australia Ltd.	18,802	47,919

H&R Real Estate Investment Trust	10,476	173,937

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Hamborner Real Estate Investment Trust AG	5,966	$63,143

Hankyu Real Estate Investment Trust, Inc.	44	51,080

Heiwa Real Estate Investment Trust, Inc.	76	61,225

Hispania Activos Inmobiliarios SOCIMI SA	8,111	139,879

Hulic Real Estate Investment Trust, Inc.	71	98,971

ICADE	3,375	294,853

Ichigo Hotel REIT Investment Corp.	29	28,999

iStar, Inc.*	3,202	37,463

Kenedix Office Investment Corp.	30	160,943

Land Securities Group PLC	54,405	698,010

Lar Espana Real Estate Socimi SA	6,779	66,520

Lexington Realty Trust	2,942	29,773

Liberty Property Trust	2,610	111,917

Londonmetric Property PLC	36,333	85,123

Mapletree Greater China Commercial Trust	138,100	119,043

Merlin Properties Socimi SA	31,431	414,818

Mirvac Group	277,270	511,423

Morguard Real Estate Investment Trust	5,052	55,803

NIPPON Real Estate Investment Trust Investment Corp.	29	83,017

Nomura Real Estate Master Fund, Inc.	283	353,672

NSI NV	1,341	50,853

Premier Investment Corp.	115	101,442

PS Business Parks, Inc.	356	47,109

Redefine International PLC/Isle of Man	64,623	31,937

Reit 1 Ltd.	11,700	46,983

Sakura Sogo REIT Investment Corp.	24	19,060

Samty Residential Investment Corp.	22	17,065

Schroder Real Estate Investment Trust Ltd.	71,756	56,943

Sekisui House Real Estate Investment Trust, Inc.	63	69,757

Sekisui House Residential Investment Corp.	82	80,121

Select Income Real Estate Investment Trust	2,809	67,865

Soilbuild Business Space Real Estate Investment Trust	134,120	64,940

Spirit Realty Capital, Inc.	4,133	34,345

Star Asia Investment Corp.	19	17,395

Stockland	179,988	622,648

Store Capital Corp.	3,231	79,773

Sunlight Real Estate Investment Trust	139,000	94,254

Suntec Real Estate Investment Trust	190,600	272,665

Tokyu Real Estate Investment Trust, Inc.	73	85,644

Tosei REIT Investment Corp.	15	13,865

United Urban Investment Corp.	249	357,607

VEREIT, Inc.	21,909	172,862

Washington Real Estate Investment Trust	2,685	86,430

WP Carey, Inc.	921	62,766

Description	Number of Shares	Value

Yuexiu Real Estate Investment Trust	140,000	$88,292

TOTAL DIVERSIFIED		$9,691,816

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	10,469	21,026

INDUSTRIALS – 1.6%

AIMS AMP Capital Industrial Real Estate Investment Trust	42,000	44,524

Ascendas Real Estate Investment Trust	181,600	365,039

Cache Logistics Trust	83,800	50,412

DCT Industrial Trust, Inc.	1,678	97,358

Dream Industrial Real Estate Investment Trust	7,428	51,992

Duke Realty Corp.	6,491	184,864

EastGroup Properties, Inc.	609	55,169

ESR-REIT	173,800	70,764

First Industrial Realty Trust, Inc.	3,581	110,581

Frasers Logistics & Industrial Trust	78,200	63,967

GLP J-Real Estate Investment Trust	213	213,740

Goodman Group	123,983	793,285

Granite Real Estate Investment Trust	1,400	54,086

Hansteen Holdings PLC	66,138	120,342

Industria Real Estate Investment Trust	12,124	24,497

Industrial & Infrastructure Fund Investment Corp.	29	118,214

Japan Logistics Fund, Inc.	65	116,618

LaSalle Logiport Real Estate Investment Trust	82	77,237

Mapletree Industrial Trust	89,000	126,667

Mapletree Logistics Trust	121,550	113,248

Mitsui Fudosan Logistics Park, Inc.	15	43,798

Monmouth Real Estate Investment Corp.	3,795	64,667

Nippon Prologis Real Estate Investment Trust, Inc.	158	331,827

Prologis, Inc.	10,007	646,252

Pure Industrial Real Estate Trust	9,005	46,487

Segro PLC	74,402	536,574

STAG Industrial, Inc.	1,515	41,360

Terreno Realty Corp.	2,213	81,261

Tritax Big Box Real Estate Investment Trust PLC	98,589	192,875

Warehouses De Pauw CVA	1,181	127,705

TOTAL INDUSTRIALS		$4,965,410

OFFICE – 2.3%

Alexandria Real Estate Equities, Inc.	1,623	201,187

Allied Properties Real Estate Investment
Trust	3,498	112,090

Alstria Office Real Estate Investment Trust AG	7,735	109,518

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Axiare Patrimonio SOCIMI SA	4,791	$89,851

Befimmo SA	1,704	105,875

Beni Stabili SpA SIIQ	76,393	67,630

Boston Properties, Inc.	3,060	370,811

Brandywine Realty Trust	2,103	36,781

CapitaLand Commercial Trust	176,200	224,273

Champion Real Estate Investment Trust	160,000	115,466

City Office Real Estate Investment Trust, Inc.	2,823	36,812

Columbia Property Trust, Inc.	1,453	32,082

Corporate Office Properties Trust	1,771	56,548

Cousins Properties, Inc.	6,758	60,957

Cromwell Property Group	96,051	73,513

Daiwa Office Investment Corp.	25	121,367

Derwent London PLC	8,430	299,612

Dexus	75,836	567,062

Douglas Emmett, Inc.	2,656	105,682

Dream Office Real Estate Investment Trust	3,839	65,079

Equity Commonwealth*	968	29,088

Frasers Commercial Trust	88,500	89,922

GDI Property Group	37,938	34,698

Global One Real Estate Investment Corp.	15	49,338

Government Properties Income Trust	2,635	47,878

Great Portland Estates PLC	25,410	209,745

Green Real Estate Investment Trust PLC	41,277	72,603

Hibernia Real Estate Investment Trust PLC	74,159	127,417

Highwoods Properties, Inc.	1,959	100,007

Hudson Pacific Properties, Inc.	3,947	133,488

Ichigo Office Real Estate Investment Trust Investment	99	64,082

Intervest Offices & Warehouses NV	942	24,020

Invesco Office J-Reit, Inc.	61	55,740

Investa Office Fund	45,951	157,556

Japan Excellent, Inc.	97	113,887

Japan Prime Realty Investment Corp.	70	225,012

Japan Real Estate Investment Corp.	104	486,593

JBG SMITH Properties*	1,571	49,031

Keppel Real Estate Investment Trust	134,000	115,509

Kilroy Realty Corp.	1,785	127,146

Mack-Cali Realty Corp.	2,859	65,099

Manulife US Real Estate Investment Trust	43,400	39,277

MCUBS MidCity Investment Corp.	20	66,224

Mori Hills Real Estate Investment Trust Investment Corp.	104	121,282

Mori Trust Sogo Real Estate Investment Trust, Inc.	79	112,624

Nippon Building Fund, Inc.	112	539,783

NorthStar Realty Europe Corp.	2,897	39,023

Description	Number of Shares	Value

One REIT, Inc.	16	$31,281

Orix JREIT, Inc.	223	306,146

Paramount Group, Inc.	1,880	29,930

Piedmont Office Realty Trust, Inc., Class A	1,396	26,999

Prosperity Real Estate Investment Trust	177,000	75,552

SL Green Realty Corp.	2,159	206,573

Spring Real Estate Investment Trust	137,000	60,234

Vornado Realty Trust	3,142	235,210

Workspace Group PLC	11,242	132,139

TOTAL OFFICE		$7,252,332

REAL ESTATE OPERATING COMPANIES – 0.0%**

Picton Property Income Ltd.	63,920	73,010

RESIDENTIAL – 1.3%

Advance Residence Investment Corp.	101	237,433

American Campus Communities, Inc.	3,170	131,809

American Homes 4 Rent, Class A	4,256	90,568

Apartment Investment & Management Co., Class A	2,867	126,091

Ascott Residence Trust	80,500	70,573

AvalonBay Communities, Inc.	2,666	483,426

Bluerock Residential Growth Real Estate Investment Trust, Inc.#	2,866	32,357

Boardwalk Real Estate Investment Trust	1,273	39,282

Camden Property Trust	1,563	142,608

Canadian Apartment Properties Real Estate Investment Trust	4,973	131,331

Comforia Residential Real Estate Investment Trust, Inc.	38	77,768

Education Realty Trust, Inc.	2,267	79,118

Empiric Student Property PLC	20,205	26,097

Equity Lifestyle Properties, Inc.	1,489	131,747

Equity Residential	7,143	480,438

Essex Property Trust, Inc.	1,197	314,129

Ingenia Communities Group	24,221	49,125

InterRent Real Estate Investment Trust	6,334	40,849

Irish Residential Properties Real Estate Investment Trust PLC	33,709	57,917

Japan Rental Housing Investments, Inc.	122	84,334

Kenedix Residential Investment Corp.	26	66,541

Killam Apartment Real Estate Investment Trust	2,717	27,821

Mid-America Apartment Communities, Inc.	2,073	212,172

NexPoint Residential Trust, Inc.	603	14,321

Nippon Accommodations Fund, Inc.	36	138,833

Northview Apartment Real Estate Investment Trust	2,317	41,811

Starwood Waypoint Homes	1,772	64,341

Sun Communities, Inc.	1,221	110,207

UDR, Inc.	4,878	189,218

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

UMH Properties, Inc.	2,326	$34,750

Unite Group PLC (The)	16,603	155,020

TOTAL RESIDENTIAL		$3,882,035

RETAIL – 4.6%

Acadia Realty Trust	1,078	30,346

AEON Real Estate Investment Trust

Investment Corp.	103	103,630

Agree Realty Corp.	997	47,148

Altarea SCA	324	72,935

British Land Co. PLC (The)	78,791	628,922

Brixmor Property Group, Inc.	5,149	89,953

BWP Trust	53,889	127,444

Capital & Regional PLC	68,165	49,340

CapitaLand Mall Trust	201,700	298,903

CapitaLand Retail China Trust Management Ltd.	57,300	69,781

CBL & Associates Properties, Inc.#	2,337	18,322

Charter Hall Retail Real Estate Investment Trust	20,074	62,376

Choice Properties Real Estate Investment Trust	3,565	37,471

Crombie Real Estate Investment Trust	2,904	30,118

CT Real Estate Investment Trust	2,299	25,198

DDR Corp.	5,670	43,489

Eurocommercial Properties NV	4,131	172,029

Federal Realty Investment Trust	1,666	200,786

Fortune Real Estate Investment Trust	134,000	162,317

Frasers Centrepoint Trust	42,700	67,977

Frontier Real Estate Investment Corp.	41	160,639

Fukuoka Real Investment Trust Corp.	46	65,255

Getty Realty Corp.	2,065	58,667

GGP, Inc.	13,673	266,077

Hammerson PLC	59,361	413,122

Immobiliare Grande Distribuzione SIIQ SpA	24,928	28,820

Intu Properties PLC	78,158	224,219

Japan Retail Fund Investment Corp.	207	366,649

Kenedix Retail Real Estate Investment Trust Corp.	44	86,835

Kimco Realty Corp.	7,022	127,519

Kite Realty Group Trust	1,532	28,633

Klepierre SA	15,528	617,607

Link Real Estate Investment Trust	169,500	1,424,196

Macerich Co. (The)#	2,828	154,409

Mapletree Commercial Trust	133,100	151,838

Mercialys SA	3,823	74,480

National Retail Properties, Inc.#	3,543	142,358

NewRiver REIT PLC	17,468	77,697

Pennsylvania Real Estate Investment Trust#	2,852	27,721

Description	Number of Shares	Value

Realty Income Corp.	5,576	$299,264

Regency Centers Corp.	3,297	202,930

Retail Estates NV	459	36,790

Retail Opportunity Investments Corp.	3,914	70,374

Retail Properties of America, Inc., Class A	4,604	56,261

RioCan Real Estate Investment Trust	11,942	226,510

Saul Centers, Inc.	797	48,713

Scentre Group	408,139	1,255,726

Shaftesbury PLC	20,795	273,426

Shopping Centres Australasia Property Group	54,004	97,130

Simon Property Group, Inc.	6,106	948,445

Smart Real Estate Investment Trust	4,778	107,330

SPH Real Estate Investment Trust	57,300	42,037

Starhill Global Real Estate Investment Trust	128,800	72,758

Tanger Factory Outlet Centers, Inc#	1,154	26,253

Taubman Centers, Inc.	838	39,570

Unibail-Rodamco SE	7,758	1,941,578

Urban Edge Properties	3,090	72,491

Vastned Retail NV	820	35,896

Vicinity Centres	258,495	524,274

Viva Energy REIT	30,988	50,754

Washington Prime Group, Inc.#	5,403	42,305

Weingarten Realty Investors	1,839	55,998

Wereldhave NV	2,936	133,431

Westfield Corp.	147,830	879,112

TOTAL RETAIL		$14,374,582

SPECIALIZED – 2.3%

Aedifica SA	1,327	126,443

Apple Hospitality Real Estate Investment Trust, Inc.	3,192	60,456

Arena Real Estate Investment Trust	17,467	29,945

Ascendas Hospitality Trust	89,000	57,131

Ashford Hospitality Trust, Inc.	4,262	29,962

Assura PLC	141,377	113,413

Big Yellow Group PLC	12,620	130,318

CareTrust Real Estate Investment Trust, Inc.	3,065	57,928

CDL Hospitality Trusts	63,800	76,526

CoreCivic, Inc.	2,464	60,762

Coresite Realty Corp.	620	68,665

CubeSmart	4,498	122,436

CyrusOne, Inc.	1,838	112,835

DiamondRock Hospitality Co.	2,696	29,279

Digital Realty Trust, Inc.	3,679	435,741

EPR Properties	1,738	120,235

Extra Space Storage, Inc.	2,299	187,575

First Real Estate Investment Trust	38,800	39,423

Folkestone Education Trust	30,135	64,579

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Four Corners Property Trust, Inc.	1,094	$27,000

Gaming and Leisure Properties, Inc.	3,494	127,671

Geo Group, Inc. (The)	2,244	58,232

HCP, Inc.	9,565	247,160

Health Care & Medical Investment Corp.	17	14,502

Healthcare Realty Trust, Inc.	3,364	108,455

Healthcare Trust of America, Inc., Class A	3,868	116,233

Hoshino Resorts Real Estate Investment Trust, Inc.	12	57,728

Hospitality Properties Trust	3,356	95,914

Host Hotels & Resorts, Inc.	13,496	263,982

Hotel Property Investments	10,758	25,854

Invincible Investment Corp.	304	123,252

Iron Mountain, Inc.	5,234	209,360

Japan Hotel REIT Investment Corp.	328	216,638

Japan Senior Living Investment Corp.	29	35,196

Keppel DC REIT	59,000	59,515

LaSalle Hotel Properties	2,292	64,657

Life Storage, Inc.#	764	61,746

LTC Properties, Inc.	1,511	70,277

Medical Properties Trust, Inc.	7,504	99,278

National Health Investors, Inc.	1,042	79,390

National Storage Real Estate Investment Trust	65,695	74,163

NorthWest Healthcare Properties Real Estate Investment Trust	2,862	25,224

Omega Healthcare Investors, Inc.#	3,723	107,446

Ooedo Onsen REIT Investment Corp.	20	16,024

OUE Hospitality Trust	87,500	51,674

Park Hotels & Resorts, Inc.	2,263	65,152

Parkway Life Real Estate Investment Trust	38,800	81,124

Pebblebrook Hotel Trust#	953	33,984

Physicians Realty Trust	4,415	76,733

Primary Health Properties PLC	44,662	70,291

Public Storage	3,010	623,823

QTS Realty Trust, Inc., Class A	1,471	85,097

Quality Care Properties, Inc.*	2,850	45,116

RLJ Lodging Trust	3,544	76,763

Rural Funds Group	12,162	20,571

Ryman Hospitality Properties, Inc.	965	63,815

Sabra Health Care REIT, Inc.	4,058	80,835

Safestore Holdings PLC	15,484	91,555

Senior Housing Properties Trust	5,418	99,691

Summit Hotel Properties, Inc.	3,569	56,426

Sunstone Hotel Investors, Inc.	4,010	65,443

Universal Health Realty Income Trust	726	53,150

Ventas, Inc.	6,988	438,497

Description	Number of Shares	Value

Vital Healthcare Property Trust	24,302	$36,752

Welltower, Inc.	7,028	470,595

Xenia Hotels & Resorts, Inc.	4,295	93,459

TOTAL SPECIALIZED		$7,089,095

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $41,240,805)		$47,349,306

TOTAL REAL ESTATE RELATED SECURITIES
(COST $187,466,399)		$205,043,901

COMMODITY RELATED SECURITIES – 12.4%

EXCHANGE-TRADED FUNDS – 12.4%

COMMODITY FUNDS – 12.4%

iShares Commodities Select Strategy ETF#	331,100	11,906,356

iShares Gold Trust#,*	481,000	5,873,010

iShares Silver Trust#,*	172,000	2,715,880

SPDR S&P Global Natural Resources ETF#	385,500	18,099,225

TOTAL COMMODITY FUNDS		$38,594,471

TOTAL EXCHANGE-TRADED FUNDS
(COST $36,377,746)		$38,594,471

TOTAL COMMODITY RELATED SECURITIES
(COST $36,377,746)		$38,594,471

PURCHASED OPTIONS – 0.0%**

TOTAL PURCHASED OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE)
(COST $157,996)		$100,002

SHORT-TERM INVESTMENTS – 1.6%

MONEY MARKET FUND – 1.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	5,030,362	$5,030,362

TOTAL SHORT-TERM INVESTMENTS
(COST $5,030,362)		$5,030,362

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

Bank of Montreal, 1.05%, dated 10/31/17, due 11/01/17, repurchase price $234,975, collateralized by U.S. Treasury Securities, 0.38% to 3.00%, maturing 5/31/21 to 2/15/47; total market value of $239,668.	$234,968	$234,968

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $590,854, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $602,653.	590,836	590,836

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $590,854, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $602,518.	590,836	590,836

Nomura Securities International, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $590,853, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.25%, maturing 11/30/17 to 9/09/49; total market value of $602,652.	590,836	590,836

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $590,853, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $602,653.	590,836	590,836

TD Securities, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $590,853, collateralized by U.S. Government & Treasury Securities, 0.13% to 5.50%, maturing 4/15/18 to 10/01/47; total market value of $602,653.	590,836	590,836

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $3,189,148)		$3,189,148

Description	Par Value	Value

TOTAL INVESTMENTS IN SECURITIES 111.1%
(COST $327,676,119)		$347,231,138

WRITTEN OPTIONS – 0.0%**

TOTAL WRITTEN OPTIONS
(SEE OPEN OPTION CONTRACTS TABLE)
(PREMIUMS RECEIVED $(132,304))		$56,955

SECURITY SOLD SHORT – (0.3%)

MORTGAGE-BACKED SECURITIES – (0.3%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – (0.3%)

Fannie Mae Pool,
3.00%, 12/17/47	$(1,000,000)	$(998,828)

TOTAL SECURITY SOLD SHORT
(PROCEEDS $(998,594))		$(998,828)

COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		$(3,189,148)

OTHER LIABILITIES LESS ASSETS – (9.8%)		(30,560,587)

TOTAL NET ASSETS – 100.0%		$312,539,530

Cost of investments for Federal income tax purposes is $354,292,051. The net unrealized appreciation/(depreciation) of investments was $(8,247,638). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $36,572,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,820,004.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation-Linked & Fixed Income Securities

Asset-Backed Securities	$—	$4,112,327	$—	$4,112,327

Certificates of Deposit	—	1,101,398	—	1,101,398

Corporate Bonds	—	4,759,502	—	4,759,502

Exchange-Traded Funds	1,853,220	—	—	1,853,220

Foreign Government Inflation-Linked Securities	—	4,218,123	—	4,218,123

Foreign Government Securities	—	6,261,958	—	6,261,958

Mortgage-Backed Securities	—	8,872,530	—	8,872,530

U.S. Government Inflation-Linked Securities	—	60,632,104	—	60,632,104

U.S. Treasury	—	3,462,092	—	3,462,092

Real Estate Related Securities

Common Stocks	32,763,521	—	—	32,763,521

Exchange-Traded Funds	113,463,744	—	—	113,463,744

Investment Companies	11,391,970	—	—	11,391,970

Preferred Stock	75,360	—	—	75,360

Real Estate Investment Trusts	47,307,423	41,883	—	47,349,306

Commodity Related Securities

Exchange-Traded Funds	38,594,471	—	—	38,594,471

Purchased Options	3,871	96,131	—	100,002

Short-Term Investments

Money Market Fund	5,030,362	—	—	5,030,362

Repurchase Agreements	—	3,189,148	—	3,189,148

Total Investments in Securities	250,483,942	96,747,196	—	347,231,138

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$347,366	$—	$347,366

Financial Futures Contracts	121,679	—	—	121,679

Credit Default Swaps	—	48,860	—	48,860

Interest Rate Swaps	—	587,848	—	587,848

Written Options	—	81,157	—	81,157

Total Assets - Other Financial Instruments	$121,679	$1,065,231	$—	$1,186,910

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Multi-Manager Real Asset Fund (continued)

	Level 1	Level 2	Level 3	Total

Liabilities

Other Financial Instruments!

Written Options	$(7,106)	$(17,096)	$—	$(24,202)

Forward Foreign Currency Contracts	—	(634,497)	—	(634,497)

Financial Futures Contracts	(2,588)	—	—	(2,588)

Credit Default Swaps	—	(28,321)	—	(28,321)

Interest Rate Swaps	—	(130,713)	—	(130,713)

Securities Sold Short	—	(998,828)	—	(998,828)

Total Liabilities - Other Financial Instruments	$(9,694)	$(1,809,455)	$—	$(1,819,149)

! Other financial instruments are derivative instruments and securities sold short. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options and securities sold short are reported at their market value at period end.

(a)	Par Value denominated in USD unless otherwise noted.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Δ

Variable rate security. Rate disclosed is as of the report date. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

*	Non-income producing security.

††

Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2017, the value of these securities amounted to $229,344 representing 0.07% of total net assets.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $3,575,775 representing 1.14% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CMBX - Commercial Mortgage-Backed Index

CDX - Markit CDX Index

CMS - Constant Maturity Swaps

GMTN - Global Medium Term Note

IMM - International Monetary Market

INF - Inflation

IRO - Interest Rate Option

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

OTC - Over The Counter

PLC - Public Limited Company

REIT- Real Estate Investment Trust

YOY - Year Over Year

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
USD	United States Dollar

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2017, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
11/1/2017	Bank of America Securities	617,371,055 Colombian Peso	$205,009	$202,946	$ —	$ (2,063)
11/1/2017	Citigroup Global Markets	617,371,055 Colombian Peso	207,345	202,946	—	(4,399)
11/2/2017	JP Morgan Chase Bank, N.A.	95,600,000 Japanese Yen	838,788	840,772	1,984	—
11/2/2017	Citigroup Global Markets	14,500,000 Japanese Yen	129,342	127,523	—	(1,819)
11/2/2017	Citigroup Global Markets	1,700,000 Pound Sterling	2,245,496	2,257,846	12,350	—
11/2/2017	Bank of America Securities	1,256,000 New Zealand Dollar	859,643	859,479	—	(164)
11/2/2017	Bank of America Securities	863,000 Euro	1,002,008	1,005,265	3,257	—
11/2/2017	Goldman Sachs Bank USA	422,000 Pound Sterling	552,724	560,477	7,753	—
11/2/2017	JP Morgan Chase Bank, N.A.	271,000 Canadian Dollar	210,597	210,062	—	(535)
11/2/2017	Bank of America Securities	146,000 Euro	169,831	170,068	237	—
11/2/2017	Citigroup Global Markets	131,000 Australian Dollar	100,150	100,261	111	—
11/3/2017	Citigroup Global Markets	643,130 Brazilian Real	203,883	196,517	—	(7,366)
11/3/2017	Societe Generale Securities	184,776 Brazilian Real	56,388	56,485	97	—
11/6/2017	Citigroup Global Markets	1,179,000 South African Rand	88,189	83,296	—	(4,893)
12/4/2017	Societe Generale Securities	63,021,280 South Korean Won	56,000	56,261	261	—
12/4/2017	Credit Suisse International	14,535,156 Indian Rupee	221,742	223,388	1,646	—
12/4/2017	Credit Suisse International	5,104,320 Indian Rupee	78,000	78,447	447	—
12/4/2017	JP Morgan Chase Bank, N.A.	4,351,683 Brazilian Real	1,319,612	1,324,237	4,625	—
12/4/2017	Citigroup Global Markets	458,353 Brazilian Real	143,651	139,479	—	(4,172)
12/15/2017	HSBC Bank USA, N.A.	7,982,000 Mexican Peso	441,779	413,027	—	(28,752)
12/20/2017	Citigroup Global Markets	352,150 Argentine peso	19,684	19,346	—	(338)
1/2/2018	Barclays Bank International	1,495,000 Danish Krone	238,207	234,970	—	(3,237)
1/2/2018	Barclays Bank International	840,000 Danish Krone	131,850	132,023	173	—
1/2/2018	Citigroup Global Markets	590,000 Danish Krone	93,623	92,731	—	(892)
1/3/2018	JP Morgan Chase Bank, N.A.	1,100,000 Brazilian Real	347,113	333,567	—	(13,546)
1/4/2018	Deutsche Bank AG	11,710,000 Mexican Peso	625,063	603,840	—	(21,223)
1/12/2018	Goldman Sachs Bank USA	1,474,513 Argentine peso	80,093	79,850	—	(243)
2/14/2018	Bank of America Securities	1,860,000 Argentine peso	100,000	98,763	—	(1,237)
2/14/2018	HSBC Bank USA, N.A.	1,747,800 Argentine peso	93,316	92,805	—	(511)
2/16/2018	Citigroup Global Markets	5,166,635 Russian Ruble	88,475	86,829	—	(1,646)
CONTRACTS SOLD
11/1/2017	Bank of America Securities	617,371,055 Colombian Peso	205,009	202,946	2,063	—
11/1/2017	Bank of America Securities	617,371,055 Colombian Peso	203,766	202,945	821	—
11/1/2017	Banco JP Morgan S.A.	4,351,683 Brazilian Real	1,325,117	1,330,261	—	(5,144)
11/2/2017	Citigroup Global Markets	110,100,000 Japanese Yen	977,364	968,295	9,069	—
11/2/2017	Citigroup Global Markets	7,200,000 Japanese Yen	63,136	63,321	—	(185)
11/2/2017	JP Morgan Chase Bank, N.A.	1,548,000 Pound Sterling	2,074,755	2,055,968	18,787	—
11/2/2017	JP Morgan Chase Bank, N.A.	1,256,000 New Zealand Dollar	902,786	859,479	43,307	—
11/2/2017	Citigroup Global Markets	797,000 Australian Dollar	622,524	609,985	12,539	—
11/2/2017	Citigroup Global Markets	570,000 Euro	670,774	663,964	6,810	—
11/2/2017	Citigroup Global Markets	382,000 Pound Sterling	503,389	507,351	—	(3,962)
11/2/2017	JP Morgan Chase Bank, N.A.	277,000 Canadian Dollar	221,590	214,712	6,878	—
11/2/2017	Bank of America Securities	182,000 Euro	214,114	212,003	2,111	—
11/2/2017	Citigroup Global Markets	111,000 Euro	130,566	129,298	1,268	—
11/2/2017	Citigroup Global Markets	102,000 Pound Sterling	134,961	135,471	—	(510)
11/2/2017	Credit Suisse International	90,000 Pound Sterling	120,645	119,533	1,112	—
11/3/2017	Citigroup Global Markets	458,353 Brazilian Real	144,204	140,056	4,148	—

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD (continued)
11/3/2017	Societe Generale Securities	184,776 Brazilian Real	$58,000	$56,461	$ 1,539	$ —
11/3/2017	Citigroup Global Markets	184,776 Brazilian Real	56,388	56,485	—	(97)
11/6/2017	JP Morgan Chase Bank, N.A.	70,000,000 Japanese Yen	635,324	615,789	19,535	—
11/6/2017	Citigroup Global Markets	60,000,000 Japanese Yen	544,499	527,819	16,680	—
11/6/2017	Citigroup Global Markets	50,000,000 Japanese Yen	453,586	439,850	13,736	—
12/4/2017	Deutsche Bank AG	160,542,600 South Korean Won	141,000	143,320	—	(2,320)
12/4/2017	JP Morgan Chase Bank, N.A.	95,600,000 Japanese Yen	839,930	842,094	—	(2,164)
12/4/2017	JP Morgan Chase Bank, N.A.	87,641,400 South Korean Won	77,000	78,240	—	(1,240)
12/4/2017	JP Morgan Chase Bank, N.A.	3,963,475 Indian Rupee	61,000	60,914	86	—
12/4/2017	HSBC Bank USA, N.A.	2,801,880 Indian Rupee	43,000	43,062	—	(62)
12/4/2017	Citigroup Global Markets	2,375,280 Indian Rupee	36,000	36,505	—	(505)
12/4/2017	JP Morgan Chase Bank, N.A.	2,309,125 Indian Rupee	35,000	35,489	—	(489)
12/4/2017	Citigroup Global Markets	1,700,000 Pound Sterling	2,247,444	2,260,164	—	(12,720)
12/4/2017	Bank of America Securities	1,256,000 New Zealand Dollar	859,078	858,922	156	—
12/4/2017	Bank of America Securities	863,000 Euro	1,003,684	1,007,196	—	(3,512)
12/15/2017	Goldman Sachs Bank USA	36,468,504 Mexican Peso	2,022,769	1,887,054	135,715	—
12/15/2017	HSBC Bank USA, N.A.	324,000 Mexican Peso	17,649	16,765	884	—
12/21/2017	HSBC Bank USA, N.A.	191,520 Peruvian sol	59,000	58,778	222	—
1/2/2018	JP Morgan Chase Bank, N.A.	4,385,000 Danish Krone	699,722	689,193	10,529	—
1/2/2018	Bank of America Securities	2,448,000 Danish Krone	358,104	384,754	—	(26,650)
1/2/2018	JP Morgan Chase Bank, N.A.	715,000 Danish Krone	113,570	112,377	1,193	—
1/3/2018	Deutsche Bank AG	7,600,000 Brazilian Real	2,139,838	2,304,639	—	(164,801)
1/3/2018	Deutsche Bank AG	3,300,000 Brazilian Real	873,569	1,000,698	—	(127,129)
1/3/2018	JP Morgan Chase Bank, N.A.	2,600,000 Brazilian Real	718,728	788,429	—	(69,701)
1/3/2018	Deutsche Bank AG	2,400,000 Brazilian Real	665,128	727,781	—	(62,653)
1/4/2018	Goldman Sachs Bank USA	11,710,000 Mexican Peso	571,847	603,839	—	(31,992)
1/31/2018	Citigroup Global Markets	617,371,055 Colombian Peso	205,448	201,224	4,224	—
2/14/2018	Goldman Sachs Bank USA	1,751,220 Argentine peso	94,000	92,987	1,013	—
2/14/2018	JP Morgan Chase Bank, N.A.	1,118,640 Argentine peso	59,000	59,398	—	(398)
4/3/2018	Goldman Sachs Bank USA	2,300,000 Danish Krone	342,561	363,622	—	(21,061)
4/3/2018	Royal Bank of Canada	35,000 Danish Krone	5,368	5,534	—	(166)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$347,366	$(634,497)

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At Current Period, the Wilmington Multi-Manager Real Asset Fund had the following open option contracts:

Description	Expiration Date	Number of Contracts	Notional Amount(a)	Strike Price	Counterparty	Value
PURCHASED OPTIONS – 0.0%**
CALL OPTION – 0.0%
Euro-Bund Option	11/24/2017	8	1,302,000EUR	$165.00	Centrally Cleared	$466
CALL SWAPTIONS – 0.0%
CAP U.S. CMS	4/3/2018	—	4,500,000	0.26	Morgan Stanley Capital Services LLC	1,736
IRO USD 30Y	6/15/2018	—	550,000	2.15	Deutsche Bank AG	6,041
TOTAL CALL SWAPTIONS						7,777
PUT OPTION – 0.0%
3-Month Eurodollar Futures	3/19/2018	45	11,064,375	98.25	Centrally Cleared	2,531
Euro-Bund Option	11/24/2017	25	4,068,750EUR	159.00	Centrally Cleared	874
IRO USD 10Y	7/16/2018	—	2,250,000	2.77	Morgan Stanley Capital Services LLC	20,213
IRO USD 10Y	7/16/2018	—	750,000	2.72	Morgan Stanley Capital Services LLC	7,563
IRO USD 30Y	6/15/2018	—	550,000	2.15	Deutsche Bank AG	58,948
TOTAL PUT OPTIONS						90,129
PUT SWAPTIONS – 0.0%
INT CAP U.S. CMS	3/29/2018	—	4,200,000	0.26	Deutsche Bank AG	1,630
TOTAL PURCHASED OPTIONS						$100,002

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Expiration Date	Number of Contracts	Notional Amount(a)		Strike Price	Counterparty	Value
WRITTEN OPTIONS – 0.0%**
CALL OPTIONS – 0.0%
10Y U.S. Future Option	11/24/2017	(3)	(374,813)		$125.00	Centrally Cleared	$(1,359)
10Y U.S. Future Option	11/24/2017	(5)	(624,688)		126.50	Centrally Cleared	(313)
10Y U.S. Future Option	11/24/2017	(5)	(624,688)		125.50	Centrally Cleared	(1,250)
10Y U.S. Future Option	11/24/2017	(8)	(999,500)		127.50	Centrally Cleared	(125)
3-Month Eurodollar Futures	3/19/2018	(45)	(11,064,375)		98.75	Centrally Cleared	(281)
Euro-Bund Option	11/24/2017	(8)	(1,302,000	)EUR	164.00	Centrally Cleared	(1,491)
U.S. Bond Future Option	11/24/2017	(2)	(304,938)		155.00	Centrally Cleared	(656)
TOTAL CALL OPTIONS							(5,475)
CALL SWAPTIONS – 0.0%
CAP U.S. CMS	4/3/2018	—	(4,500,000)		0.23	Morgan Stanley Capital Services LLC	(1,955)
INF CAP U.S. 20Y	6/22/2035	—	(600,000	)EUR	3.00	Goldman Sachs Bank USA	(5,583)
INT CAP U.S. CMS	3/29/2018	—	(4,200,000)		0.23	Deutsche Bank AG	(1,831)
IRO USD 5Y	11/7/2017	—	(950,000)		1.80	Royal Bank of Scotland	—
OTC ECAL FN	11/7/2017	—	(1,000,000)		103.31	Credit Suisse International	(314)
TOTAL CALL SWAPTIONS							(9,683)
PUT OPTIONS – 0.0%
10Y U.S. Future Option	11/24/2017	(5)	(624,688)		123.50	Centrally Cleared	(469)
10Y U.S. Future Option	11/24/2017	(5)	(624,688)		124.00	Centrally Cleared	(859)
Euro-Bund Option	11/24/2017	(26)	(4,231,500	)EUR	158.00	Centrally Cleared	(303)
TOTAL PUT OPTIONS							(1,631)
PUT SWAPTIONS – 0.0%
INF CAP U.S. 10Y	4/22/2024	—	(1,300,000)		4.00	JP Morgan Chase Bank, N.A.	(433)
INF CAP U.S. 10Y	5/16/2024	—	(100,000)		4.00	JP Morgan Chase Bank, N.A.	(36)
INF CAP U.S. YOY	4/10/2020	—	(8,300,000)		3.00	JP Morgan Chase Bank, N.A.	39,222
INF FLOOR U.S. YOY	4/10/2020	—	(8,300,000)		0.00	JP Morgan Chase Bank, N.A.	41,935
INF FLOOR U.S. YOY 5Y	3/24/2020	—	(2,300,000)		0.00	JP Morgan Chase Bank, N.A.	(4,202)
INF FLOOR USD	4/7/2020	—	(2,600,000)		216.69	JP Morgan Chase Bank, N.A.	(6)
IRO USD 5Y	11/7/2017	—	(950,000)		2.60	Royal Bank of Scotland	(2,270)
OTC EPUT FN	11/7/2017	—	(1,000,000)		102.31	Credit Suisse International	(466)
TOTAL PUT SWAPTIONS							73,744
TOTAL WRITTEN OPTIONS							$56,955
(a)	Notional Amount denominated in USD unless otherwise noted.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
10 - Year U.S Treasury Note Futures	December 2017	6	$752,006	$752,006	$749,625	$ —	$(2,381)
SHORT POSITIONS:
10 - Year Japanese Treasury Bond Futures (OSE)	December 2017	2	300,940,000JPY	2,784,987	2,795,552	10,565	—
2 - Year U.S Treasury Note Futures	December 2017	13	2,811,542	2,811,542	2,823,412	11,870	—
5 - Year U.S Treasury Note Futures	December 2017	8	940,773	940,773	944,046	3,273	—
Euro - Bund Futures	December 2017	2	325,500EUR	387,498	387,291	—	(207)
GBP Long Gilt Futures	December 2017	15	1,864,950GBP	2,438,755	2,492,907	54,152	—
U.S Treasury Long Bond Futures	December 2017	15	2,328,850	2,328,850	2,370,669	41,819	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$121,679	$(2,588)

(a)	Notional Amount denominated in USD unless otherwise noted.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap agreements as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Chicago Mercantile
Exchange#	3/21/28	$400,000	3.25%	3 Month NZD LIBOR	Semi-Annual	$(204)	$1,223	$—	$(1,427)
Chicago Mercantile
Exchange#	6/15/18	1,200,000	1.25%	3 Month USD LIBOR	Quarter	(2,137)	5,605	—	(7,742)
Chicago Mercantile
Exchange#	6/21/19	400,000	1.25%	3 Month USD LIBOR	Quarter	(3,306)	(3,619)	313	—
Chicago Mercantile
Exchange#	12/16/22	700,000	2.25%	3 Month USD LIBOR	Quarter	4,973	1,563	3,410	—
Chicago Mercantile
Exchange#	10/19/23	100,000	2.66%	3 Month USD LIBOR	Quarter	1,815	—	1,815	—
Chicago Mercantile
Exchange#	10/25/23	2,000,000	2.68%	3 Month USD LIBOR	Quarter	38,183	—	38,183	—
Chicago Mercantile
Exchange#	11/19/23	1,000,000	2.67%	3 Month USD LIBOR	Quarter	18,270	—	18,270	—
Chicago Mercantile
Exchange#	12/12/23	1,000,000	2.68%	3 Month USD LIBOR	Quarter	18,351	—	18,351	—
Chicago Mercantile
Exchange#	12/19/23	1,400,000	2.50%	3 Month USD LIBOR	Quarter	13,700	(12,010)	25,710	—
Chicago Mercantile
Exchange#	3/16/26	1,550,000	2.40%	3 Month USD LIBOR	Semi-Annual	9,906	—	9,906	—
Chicago Mercantile
Exchange#	4/21/26	2,300,000	2.30%	3 Month USD LIBOR	Semi-Annual	25,826	—	25,826	—
Chicago Mercantile
Exchange#	7/27/26	3,900,000	2.00%	3 Month USD LIBOR	Semi-Annual	99,393	46,583	52,810	—
Chicago Mercantile
Exchange*	7/27/26	850,000	1.85%	3 Month USD LIBOR	Semi-Annual	27,281	—	27,281	—
Chicago Mercantile
Exchange#	12/07/26	5,200,000	2.40%	3 Month USD LIBOR	Semi-Annual	48,049	41,585	6,464	—
London Clearing House*	12/21/26	3,240,000	1.75%	3 Month USD LIBOR	Semi-Annual	151,304	(106,161)	257,465	—
Chicago Mercantile
Exchange#	6/21/47	1,000,000	1.75%	3 Month USD LIBOR	Quarter	(189,743)	(191,486)	1,743	—
Chicago Mercantile
Exchange#	12/20/47	1,010,000	2.75%	3 Month USD LIBOR	Quarter	25,086	31,050	—	(5,964)
Chicago Mercantile
Exchange#	10/25/48	190,000	2.97%	3 Month USD LIBOR	Semi-Annual	(11,980)	—	—	(11,980)
Chicago Mercantile
Exchange#	11/19/48	200,000	2.95%	3 Month USD LIBOR	Semi-Annual	(11,733)	—	—	(11,733)
Chicago Mercantile
Exchange#	12/12/48	200,000	2.95%	3 Month USD LIBOR	Semi-Annual	(11,707)	—	—	(11,707)
London Clearing House#	3/21/48	300,000	2.00%	6 Month GBP LIBOR	Semi-Annual	(14,152)	(8,578)	—	(5,574)
London Clearing House#	9/20/27	110,000,000	0.30%	6 Month JPY LIBOR	Semi-Annual	(1,342)	(1,991)	649	—
London Clearing House#	3/20/29	140,000,000	0.45%	6 Month JPY LIBOR	Semi-Annual	(6,138)	(7,740)	1,602	—
Chicago Mercantile
Exchange#	1/02/25	2,400,000	9.65%	Brazil CETIP S.A.	Annual	(6,396)	(4,896)	—	(1,500)
London Clearing House*	12/15/26	610,000	1.39%	Eurostat Eurozone HICP Ex Tobacco	Annual	(4,674)	(1,106)	—	(3,568)
London Clearing House#	12/15/47	260,000	2.00%	OIS USD LIBOR	Annual	12,822	(486)	13,308	—
London Clearing House*	6/15/31	900,000	3.10%	UK RPI All Items NSA	At Term(1)	(95,479)	(104,556)	9,077	—
London Clearing House*	10/15/31	720,000	3.53%	UK RPI All Items NSA	At Term(1)	7,291	1,654	5,637	—
London Clearing House*	9/15/32	230,000	3.47%	UK RPI All Items NSA	Annual	(1,945)	(52)	—	(1,893)
London Clearing House*	10/15/46	80,000	3.59%	UK RPI All Items NSA	Annual	(4,190)	(4,520)	330	—
London Clearing House*	4/27/18	700,000	1.71%	US Urban Consumers NSA	Annual	(762)	—	—	(762)

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Payment Frequency	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
London Clearing House*	4/28/18	$2,000,000	1.68%	US Urban Consumers NSA	Annual	$ (1,590)	$ —	$ —	$ (1,590)
London Clearing House*	5/23/18	100,000	1.58%	US Urban Consumers NSA	Annual	251	52	199	—
London Clearing House*	4/27/19	700,000	1.94%	US Urban Consumers NSA	Annual	1,910	—	1,910	—
London Clearing House*	11/23/20	700,000	2.03%	US Urban Consumers NSA	Annual	149	—	149	—
London Clearing House*	11/25/20	700,000	2.02%	US Urban Consumers NSA	Annual	268	—	268	—
London Clearing House*	7/26/21	500,000	1.55%	US Urban Consumers NSA	Annual	12,005	16,923	—	(4,918)
London Clearing House*	9/12/21	460,000	1.60%	US Urban Consumers NSA	Annual	9,035	13,855	—	(4,820)
London Clearing House*	7/26/26	500,000	1.73%	US Urban Consumers NSA	Annual	(18,366)	(26,802)	8,436	—
London Clearing House*	9/12/26	460,000	1.80%	US Urban Consumers NSA	Annual	(13,090)	(21,247)	8,157	—
London Clearing House*	9/15/26	300,000	1.78%	US Urban Consumers NSA	Annual	(9,237)	(14,562)	5,325	—
London Clearing House*	7/25/27	300,000	2.07%	US Urban Consumers NSA	Annual	(2,403)	—	—	(2,403)
London Clearing House*	9/20/27	150,000	2.18%	US Urban Consumers NSA	Annual	160	—	160	—
London Clearing House*	9/25/27	100,000	2.15%	US Urban Consumers NSA	Annual	(219)	—	—	(219)
London Clearing House*	10/17/27	300,000	2.16%	US Urban Consumers NSA	Annual	(424)	—	—	(424)
						$114,811	$(349,719)	$542,754	$ (78,224)
OVER THE COUNTER
Bank of America NA*	11/23/20	$2,400,000	1.57%	US Urban Consumers NSA	At Term(1)	$ 39,432	$ —	$ 39,432	$ —
Morgan Stanley Capital Services LLC#	7/18/26	500,000	1.79%	US Urban Consumers NSA	At Term(1)	(15,270)	—	—	(15,270)
Morgan Stanley Capital Services LLC#	7/19/26	800,000	1.81%	US Urban Consumers NSA	At Term(1)	(22,634)	—	—	(22,634)
Morgan Stanley Capital Services LLC*	7/20/26	500,000	1.80%	US Urban Consumers NSA	At Term(1)	(14,585)	—	—	(14,585)
Morgan Stanley Capital Services LLC*	9/20/26	200,000	1.81%	US Urban Consumers NSA	At Term(1)	5,662	—	5,662	—
						$ (7,395)	$ —	$ 45,094	$ (52,489)
NET UNREALIZED (DEPRECIATION)
ON INTEREST RATE SWAP CONTRACTS						$107,416	$(349,719)	$587,848	$(130,713)

At October 31, 2017, the Wilmington Multi-Manager Real Asset Fund had open credit default swap agreements as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Payment Frequency	Implied Credit Spread at October 31, 2016(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CENTRALLY CLEARED
Morgan Stanley Capital Services LLC###	12/20/22	$1,100,000	5.00%	CDX HY29 5Y ICE	Quarter	3.10%	$(92,461)	$(86,089)	$ —	$ (6,372)
Intercontinental Exchange###	12/20/21	900,000	1.00%	CDX ITRAXX MAIN26 5Y ICE	Quarter	0.36%	(27,834)	(14,549)	—	(13,285)
Intercontinental Exchange###	12/20/22	2,300,000	1.00%	CDX ITRAXX MAIN28 5Y ICE	Quarter	0.50%	(68,276)	(59,612)	—	(8,664)
							$(188,571)	$(160,250)	$ —	$(28,321)
OVER THE COUNTER
HSBC Bank USA, N.A.##	3/20/18	$300,000	1.00%	BRAZIL LA SP HUS	Quarter	0.49%	$1,013	$575	$438	$ —

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Multi-Manager Real Asset Fund (concluded)

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity /Obligation	Payment Frequency	Implied Credit Spread at October 31, 2016(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank
AG##	10/17/57	$400,000	0.50%	CMBX.NA.AAA.8 SP DUB	Monthly	1.18%	$1,665	$ (20,027)	$21,692	$ —
Goldman Sachs
International##	10/17/57	400,000	1.00%	CMBX.NA.AAA.8 SP GST	Monthly	1.17%	1,665	(25,065)	26,730	—
							$4,343	$ (44,517)	$48,860	$ —
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ON CREDIT
DEFAULT SWAP CONTRACTS							$(184,228)	$(204,767)	$48,860	$(28,321)

(1) Termination date or maturity date.

* Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

### The Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) “Notional amount” represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) “Implied credit spreads”, represented in absolute terms, are utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) “Fair value” of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

48

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Diversified Income Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Investment Companies:	Percentage of Total Net Assets
Exchange-Traded Funds	30.4%
Inflation-Protected Securities Funds	6.7%
Common Stocks	35.9%
U.S. Treasury	7.2%
Corporate Bonds	7.0%
Mortgage-Backed Securities	5.1%
Collateralized Mortgage Obligations	0.4%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	18.6%
Other Assets and Liabilities - Net[2]	(11.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 37.1%

EXCHANGE-TRADED FUNDS – 30.4%

iShares iBoxx $ High Yield Corporate Bond ETF#	33,800	$2,990,286

iShares International Select Dividend ETF#	222,000	7,434,780

SPDR Dow Jones International Real Estate ETF#	50,625	1,947,544

Vanguard REIT ETF	13,000	1,068,600

TOTAL EXCHANGE-TRADED FUNDS		$13,441,210

INFLATION-PROTECTED SECURITIES FUNDS – 6.7%

Vanguard Inflation-Protected Securities Fund, Admiral Shares	115,986	2,985,492

TOTAL INVESTMENT COMPANIES (COST $16,535,402)		$16,426,702

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 1988-23, Class C, 9.75%, 9/25/18	$68	$69

Series 2012-114, Class VM, 3.50%, 10/25/25	132,009	137,771

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$137,840

WHOLE LOAN – 0.1%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.58%, 2/25/34Δ	20,211	20,379

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.76%, 11/25/35Δ	9,566	9,126

TOTAL WHOLE LOAN		$29,505

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $177,217)		$167,345

CORPORATE BONDS – 7.0%

AEROSPACE & DEFENSE – 0.1%

Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	25,699

AUTOMOTIVE – 0.1%

General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	40,778

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

BEVERAGES – 0.2%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	$20,000	$22,537

Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,952

Dr. Pepper Snapple Group, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	39,929

TOTAL BEVERAGES		$72,418

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	26,481

Celgene Corp., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,009

TOTAL BIOTECHNOLOGY		$51,490

CAPITAL MARKETS – 0.4%

BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	39,688

Charles Schwab Corp. (The),
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,059

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	54,902

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	35,277

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	10,000	10,508

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	18,000	18,302

TOTAL CAPITAL MARKETS		$173,736

COMMERCIAL BANKS – 0.5%

BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	30,000	30,317

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	100,000	103,439

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	21,298

SunTrust Banks, Inc.,
Sr. Unsecured, 2.90%, 3/03/21	30,000	30,477

US Bancorp,
Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	45,555

TOTAL COMMERCIAL BANKS		$231,086

CONSUMER FINANCE – 0.1%

American Express Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.59%), 1.90%, 5/22/18Δ	30,000	30,065

Capital One Financial Corp.,
Sr. Unsecured, 2.40%, 10/30/20#	25,000	24,998

TOTAL CONSUMER FINANCE		$55,063

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 1.1%

Bank of America Corp.,
Sr. Unsecured, MTN, 2.00%, 1/11/18	$50,000	$50,039

Bank of America Corp.,
Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	19,674

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	35,000	34,996

Citigroup, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	34,915

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	133,513

HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	40,336

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	99,653

Wells Fargo & Co.,
Subordinated, MTN, 4.40%, 6/14/46	40,000	41,243

Wells Fargo & Co.,
Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	36,046

TOTAL DIVERSIFIED FINANCIAL SERVICES		$490,415

ELECTRIC – 0.3%

DTE Energy Co.,
Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,474

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	95,642

Pacific Gas & Electric Co.,
Sr. Unsecured, 3.75%, 2/15/24	20,000	20,850

TOTAL ELECTRIC		$126,966

ENVIRONMENTAL CONTROL – 0.1%

Waste Management, Inc.,
Company Guaranteed, 3.50%, 5/15/24	35,000	36,302

Waste Management, Inc.,
Company Guaranteed, 4.10%, 3/01/45	25,000	26,334

TOTAL ENVIRONMENTAL CONTROL		$62,636

FOOD & STAPLES RETAILING – 0.1%

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	35,000	34,997

FOREST PRODUCTS & PAPER – 0.2%

International Paper Co.,
Sr. Unsecured, 4.75%, 2/15/22	35,000	38,164

International Paper Co.,
Sr. Unsecured, 4.40%, 8/15/47	50,000	51,852

TOTAL FOREST PRODUCTS & PAPER		$90,016

HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%

Abbott Laboratories,
Sr. Unsecured, 2.35%, 11/22/19	20,000	20,129

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.30%, 2/15/22	20,000	20,653

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$40,782

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

HEALTH CARE PROVIDERS & SERVICES – 0.2%

Cardinal Health, Inc.,
Sr. Unsecured, 3.08%, 6/15/24	$35,000	$34,822

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	25,268

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.95%, 10/15/27	25,000	24,782

TOTAL HEALTH CARE PROVIDERS & SERVICES		$84,872

HOME FURNISHINGS – 0.2%

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	70,153

HOUSEHOLD PRODUCTS – 0.2%

Church & Dwight Co., Inc.,
Sr. Unsecured, 3.95%, 8/01/47	15,000	14,829

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	63,694

TOTAL HOUSEHOLD PRODUCTS		$78,523

INSURANCE – 0.5%

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	40,000	42,510

CNA Financial Corp.,
Sr. Unsecured, 3.95%, 5/15/24	35,000	36,412

Lincoln National Corp.,
Sr. Unsecured, 3.63%, 12/12/26	25,000	25,433

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	64,533

WR Berkley Corp.,
Sr. Unsecured, 4.75%, 8/01/44	45,000	47,671

TOTAL INSURANCE		$216,559

MEDIA – 0.2%

CBS Corp.,
Company Guaranteed, 4.60%, 1/15/45	75,000	75,491

Time Warner, Inc.,
Company Guaranteed, 4.85%, 7/15/45	25,000	25,070

Walt Disney Co. (The),
Sr. Unsecured, GMTN, 4.13%, 6/01/44#	10,000	10,556

TOTAL MEDIA		$111,117

MISCELLANEOUS MANUFACTURING – 0.1%

Illinois Tool Works, Inc.,
Sr. Unsecured, 3.50%, 3/01/24	45,000	47,404

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	20,000	20,716

TOTAL MISCELLANEOUS MANUFACTURING		$68,120

OIL & GAS – 0.4%

BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	49,894

Exxon Mobil Corp.,
Sr. Unsecured, 1.82%, 3/15/19	30,000	30,079

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	20,000	20,611

Description	Par Value	Value

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	$20,000	$21,460

Shell International Finance BV,
Company Guaranteed, 3.25%, 5/11/25	25,000	25,744

Valero Energy Corp.,
Sr. Unsecured, 4.90%, 3/15/45	10,000	10,965

TOTAL OIL & GAS		$158,753

PHARMACEUTICALS – 0.2%

AbbVie, Inc.,
Sr. Unsecured, 2.50%, 5/14/20	30,000	30,255

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	20,897

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	20,000	20,977

Zoetis, Inc.,
Sr. Unsecured, 3.95%, 9/12/47	20,000	19,715

TOTAL PHARMACEUTICALS		$91,844

PIPELINES – 0.5%

Energy Transfer LP,
Sr. Unsecured, 3.60%, 2/01/23	35,000	35,800

Energy Transfer LP,
Sr. Unsecured, 4.20%, 4/15/27	40,000	40,679

Kinder Morgan Energy Partners LP,
Company Guaranteed, 2.65%, 2/01/19	35,000	35,220

MPLX LP,
Sr. Unsecured, 5.20%, 3/01/47	15,000	16,100

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	53,139

Spectra Energy Partners LP,
Sr. Unsecured, 4.50%, 3/15/45	25,000	25,750

TOTAL PIPELINES		$206,688

REAL ESTATE INVESTMENT TRUSTS – 0.6%

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	15,000	16,537

AvalonBay Communities, Inc.,
Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	25,353

Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20	100,000	107,144

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	15,000	15,745

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	40,673

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	15,000	15,071

Prologis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	36,194

TOTAL REAL ESTATE INVESTMENT TRUSTS		$256,717

SEMICONDUCTORS – 0.1%

Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	35,517

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

TELECOMMUNICATIONS – 0.2%

AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17	$35,000	$34,999

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.91%), 2.23%, 11/27/18Δ	55,000	55,442

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	15,000	14,660

TOTAL TELECOMMUNICATIONS		$105,101

TRANSPORTATION – 0.2%

FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	29,115

FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	15,000	14,972

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	55,132

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	9,918

TOTAL TRANSPORTATION		$109,137

TRUCKING & LEASING – 0.0%**

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44#	20,000	22,562

TOTAL CORPORATE BONDS
(COST $3,006,036)		$3,111,745

Description	Number of Shares

COMMON STOCKS – 35.9%

CONSUMER DISCRETIONARY – 2.0%

HOTELS, RESTAURANTS & LEISURE – 1.4%

Darden Restaurants, Inc.	2,800	230,356

Extended Stay America, Inc.	9,200	182,344

McDonald’s Corp.	1,325	221,156

		$633,856

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

Tapestry, Inc.	5,900	241,605

TOTAL CONSUMER DISCRETIONARY		$875,461

CONSUMER STAPLES – 3.1%

BEVERAGES – 0.5%

Coca-Cola Co. (The)	5,000	229,900

HOUSEHOLD PRODUCTS – 0.7%

Procter & Gamble Co. (The)	3,700	319,458

PERSONAL PRODUCTS – 0.4%

Unilever PLC ADR	3,000	169,950

TOBACCO – 1.5%

Altria Group, Inc.	5,400	346,788

Description	Number of Shares	Value

Philip Morris International, Inc.	3,000	$313,920

		$660,708

TOTAL CONSUMER STAPLES		$1,380,016

ENERGY – 4.8%

ENERGY EQUIPMENT & SERVICES – 0.5%

Schlumberger Ltd.	3,750	240,000

OIL, GAS & CONSUMABLE FUELS – 4.3%

BP PLC ADR	9,100	370,097

Chevron Corp.	5,050	585,245

Exxon Mobil Corp.	3,000	250,050

Occidental Petroleum Corp.	5,150	332,536

Suncor Energy, Inc.	10,550	358,278

		$1,896,206

TOTAL ENERGY		$2,136,206

FINANCIALS – 9.4%

CAPITAL MARKETS – 1.9%

Invesco Ltd.	8,350	298,847

Lazard Ltd., Class A	6,450	306,633

Main Street Capital Corp.	5,800	232,986

		$838,466

COMMERCIAL BANKS – 2.5%

PacWest Bancorp	7,150	345,488

People’s United Financial, Inc.	13,300	248,178

Umpqua Holdings Corp.	15,350	314,061

United Bankshares, Inc.	6,050	217,497

		$1,125,224

DIVERSIFIED FINANCIAL SERVICES – 2.9%

JPMorgan Chase & Co.	5,100	513,111

Toronto-Dominion Bank (The)	7,550	429,217

Wells Fargo & Co.	6,100	342,454

		$1,284,782

INSURANCE – 1.4%

MetLife, Inc.	5,300	283,974

Old Republic International Corp.	15,350	311,452

		$595,426

REAL ESTATE INVESTMENT TRUSTS – 0.7%

Blackstone Mortgage Trust, Inc., Class A#	9,050	288,061

TOTAL FINANCIALS		$4,131,959

HEALTH CARE – 4.6%

PHARMACEUTICALS – 4.6%

AbbVie, Inc.	4,400	397,100

Bristol-Myers Squibb Co.	3,200	197,312

GlaxoSmithKline PLC ADR#	6,000	218,580

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

Johnson & Johnson	3,400	$473,994

Merck & Co., Inc.	6,250	344,312

Pfizer, Inc.	11,800	413,708

		$2,045,006

TOTAL HEALTH CARE		$2,045,006

INDUSTRIALS – 2.9%

AEROSPACE & DEFENSE – 0.9%

Lockheed Martin Corp.	1,300	400,608

ELECTRICAL EQUIPMENT – 0.8%

Emerson Electric Co.	5,200	335,192

MISCELLANEOUS MANUFACTURING – 0.8%

Eaton Corp. PLC	4,500	360,090

TRANSPORTATION INFRASTRUCTURE – 0.4%

Macquarie Infrastructure Corp.	2,700	187,785

TOTAL INDUSTRIALS		$1,283,675

INFORMATION TECHNOLOGY – 3.3%

COMMUNICATIONS EQUIPMENT – 1.3%

Cisco Systems, Inc.	16,400	560,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%

Maxim Integrated Products, Inc.	6,600	346,764

QUALCOMM, Inc.	6,250	318,812

		$665,576

SOFTWARE – 0.5%

CA, Inc.	7,150	231,517

TOTAL INFORMATION TECHNOLOGY		$1,457,153

MATERIALS – 0.8%

CHEMICALS – 0.8%

LyondellBasell Industries NV, Class A	3,500	362,355

REAL ESTATE – 1.7%

REAL ESTATE INVESTMENT TRUSTS – 1.7%

Park Hotels & Resorts, Inc.	7,325	210,887

Simon Property Group, Inc.	1,000	155,330

Weyerhaeuser Co.	10,600	380,646

		$746,863

TOTAL REAL ESTATE		$746,863

TELECOMMUNICATION SERVICES – 0.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

AT&T, Inc.	11,850	398,752

UTILITIES – 2.4%

ELECTRIC UTILITIES – 2.4%

American Electric Power Co., Inc.	3,550	264,155

Duke Energy Corp.	2,700	238,437

FirstEnergy Corp.	8,000	263,600

Description	Number of Shares	Value

NextEra Energy, Inc.	1,850	$286,880

		$1,053,072

TOTAL UTILITIES		$1,053,072

TOTAL COMMON STOCKS (COST $15,243,703)		$15,870,518

Description	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines 2009-2,
Series A, Pass-Through Certificates, 7.25%, 11/10/19	$52,069	56,659

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	38,742	44,464

TOTAL AIRLINES		$101,123

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $90,025)		$101,123

MORTGAGE-BACKED SECURITIES – 5.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.2%

Pool C00478, 8.50%, 9/01/26	1,552	1,806

Pool A15865, 5.50%, 11/01/33	35,595	39,307

Pool A19412, 5.00%, 3/01/34	98,508	108,946

Pool G05774, 5.00%, 1/01/40	202,861	222,361

Pool C03517, 4.50%, 9/01/40	26,180	28,070

Pool C03849, 3.50%, 4/01/42	47,413	48,917

Pool C04305, 3.00%, 11/01/42	164,511	164,753

Pool C09020, 3.50%, 11/01/42	144,050	148,764

Pool G07889, 3.50%, 8/01/43	34,686	35,666

Pool Q23891, 4.00%, 12/01/43	41,461	43,659

Pool G60038, 3.50%, 1/01/44	114,564	118,316

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$960,565

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.8%

Pool 326445, 0.88%, 5/21/18	165,000	164,617

Pool 580676, 1.63%, 11/27/18	165,000	165,242

Pool AB4089, 3.00%, 12/01/26	27,222	28,014

Pool 533246, 7.50%, 4/01/30	3,973	4,091

Pool AJ4050, 4.00%, 10/01/41	82,099	86,656

Pool AX5302, 4.00%, 1/01/42	25,935	27,375

Pool AT7899, 3.50%, 7/01/43	65,363	67,293

Pool AS0302, 3.00%, 8/01/43	69,477	69,955

Pool AL6325, 3.00%, 10/01/44	64,028	64,468

Pool BC0830, 3.00%, 4/01/46	80,720	80,813

Pool BD7166, 4.50%, 4/01/47	91,759	98,080

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Pool BE3625, 3.50%, 5/01/47	$155,371	$159,781

Pool BE3702, 4.00%, 6/01/47	218,807	229,929

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,246,314

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 354677, 7.50%, 10/15/23	9,219	10,727

Pool 354765, 7.00%, 2/15/24	13,972	15,419

Pool 354827, 7.00%, 5/15/24	11,386	12,275

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$38,421

TOTAL MORTGAGE-BACKED SECURITIES
(COST $2,242,759)		$2,245,300

U.S. TREASURY – 7.2%

U.S. TREASURY BONDS – 1.6%

2.50%, 2/15/46	65,000	60,241

2.75%, 8/15/47	70,000	68,212

3.00%, 11/15/44	53,000	54,437

3.00%, 11/15/45	8,000	8,203

3.00%, 2/15/47	21,000	21,517

3.00%, 5/15/47	30,000	30,739

3.13%, 8/15/44	11,000	11,563

3.38%, 5/15/44	139,000	152,695

3.63%, 2/15/44	87,000	99,637

4.38%, 5/15/40	120,000	152,429

4.75%, 2/15/37	21,000	27,758

TOTAL U.S. TREASURY BONDS		$687,431

U.S. TREASURY NOTES – 5.6%

1.13%, 2/28/21	250,000	244,522

1.50%, 12/31/18	87,000	86,991

1.50%, 3/31/19	100,000	99,960

1.50%, 11/30/19	40,000	39,903

1.50%, 8/15/26	90,000	84,027

1.63%, 11/15/22	96,000	94,181

1.63%, 5/15/26	195,000	184,372

1.75%, 5/15/23	210,000	206,221

2.00%, 10/31/21	165,000	165,648

2.00%, 4/30/24	170,000	168,060

2.00%, 2/15/25	115,000	113,007

2.00%, 8/15/25	35,000	34,279

2.13%, 8/31/20	115,000	116,270

2.13%, 6/30/22	175,000	176,031

2.13%, 11/30/23	215,000	214,863

2.13%, 5/15/25	140,000	138,602

2.25%, 11/15/24	80,000	80,075

2.25%, 11/15/25	5,000	4,981

2.38%, 8/15/24	140,000	141,378

Description	Par Value	Value

3.50%, 5/15/20	$100,000	$104,541

TOTAL U.S. TREASURY NOTES		$2,497,912

TOTAL U.S. TREASURY (COST $3,162,533)		$3,185,343

	Number of Shares

MONEY MARKET FUND – 6.9%

Dreyfus Government Cash Management

Fund, Institutional Shares, 0.93%^	3,065,040	3,065,040

TOTAL MONEY MARKET FUND (COST $3,065,040)		$3,065,040

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $43,522,715)		$44,173,116

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 11.7%

REPURCHASE AGREEMENTS – 11.7%

BNP Paribas SA, 1.06%, dated 10/31/17, due 11/01/17, repurchase price $958,381, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $977,520.	$958,353	958,353

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $958,382, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $977,520.	958,353	958,353

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $958,382, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $977,301.	958,353	958,353

Nomura Securities International, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $958,381, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.25%, maturing 11/30/17 to 9/09/49; total market value of $977,520.	958,353	958,353

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $958,381, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $977,520.	958,353	958,353

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Royal Bank of Scotland PLC, 1.05%, dated 10/31/17, due 11/01/17, repurchase price $381,386, collateralized by U.S. Treasury Securities, 0.49% to 3.50%, maturing 2/15/18 to 11/15/42; total market value of $389,005.	$381,375	$381,375

TOTAL REPURCHASE AGREEMENTS		$5,173,140

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,173,140)		$5,173,140

TOTAL INVESTMENTS – 111.5% (COST $48,695,855)		$49,346,256

COLLATERAL FOR SECURITIES ON LOAN – (11.7%)		(5,173,140)

OTHER ASSETS LESS LIABILITIES – 0.2%		93,268

TOTAL NET ASSETS – 100.0%		$44,266,384

Cost of investments for Federal income tax purposes is $49,334,510. The net unrealized appreciation/(depreciation) of investments was $11,746. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,103,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,091,672.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$16,426,702	$—	$—	$16,426,702
Corporate Bonds	—	3,111,745	—	3,111,745
Collateralized Mortgage Obligations	—	167,345	—	167,345
Common Stocks	15,870,518	—	—	15,870,518
Enhanced Equipment Trust Certificates	—	101,123	—	101,123
Mortgage-Backed Securities	—	2,245,300	—	2,245,300
U.S. Treasury	—	3,185,343	—	3,185,343
Money Market Fund	3,065,040	—	—	3,065,040
Repurchase Agreements	—	5,173,140	—	5,173,140

Total	$35,362,260	$13,983,996	$—	$49,346,256

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ

Variable rate security. Rate disclosed is as of the report date. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions or are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $133,513 representing 0.3% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ETF - Exchange Traded Fund

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Diversified Income Fund (concluded)

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depository Receipts

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

56	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Global Alpha Equities Fund
ASSETS:
Investments, at identified cost	$477,847,578		$131,281,499

Investments in securities, at value (Including $19,108,827 and $0 of securities on loan, respectively) (Note 2)	$580,549,178		$144,505,583

Cash	—		11,059
Deposits for futures contracts	1,570,928		2,998,251
Cash denominated in foreign currencies	2,020,429	(a)	—
Income receivable	838,544		229,863
Tax reclaim receivable	966,424		66,017
Receivable for shares sold	715,023		76,454
Unrealized appreciation on foreign currency exchange contracts	917		512,962
Receivable for investments sold	2,563,897		504,140
Prepaid assets	26,015		18,787

TOTAL ASSETS	589,251,355		148,923,116

LIABILITIES:
Overdraft due to custodian	—		132,994	(b)
Deferred capital gains tax payable	65,179		—
Payable for investments purchased	2,127,400		1,244,102
Collateral for securities on loan	20,075,054		—
Unrealized depreciation on foreign currency exchange contracts	1,604		434
Payable for shares redeemed	26,651		26,816
Payable to sub-advisors	169,932		68,348
Payable for distribution services fee	1,163		29
Payable for shareholder services fee	56,442		—
Other accrued expenses	332,517		132,068

TOTAL LIABILITIES	22,855,942		1,604,791

NET ASSETS	$566,395,413		$147,318,325

NET ASSETS CONSIST OF:

Paid-in capital	$483,123,138		$145,685,117
Undistributed net investment income	203,527		1,047,652
Accumulated net realized gain (loss) on investments and foreign currency transactions	(19,668,847)		(10,218,808)
Net unrealized appreciation (depreciation) of investments and foreign currencies	102,737,595		10,804,364

TOTAL NET ASSETS	$566,395,413		$147,318,325

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,506,813		$136,364

Shares outstanding (unlimited shares authorized)	617,525		12,383

Net Asset Value per share	$8.92		$11.01

Offering price per share*	$9.44	**	$11.65	**

Class I
Net Assets	$560,888,600		$147,181,961

Shares outstanding (unlimited shares authorized)	62,430,444		13,262,349

Net Asset Value per share	$8.98		$11.10

(a)	Cost of cash denominated in foreign currencies was $2,002,098.
(b)	Cost of overdraft due to custodian was $(134,057).

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2017 / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	57

October 31, 2017 (unaudited)	Wilmington Multi-Manager Real Asset Fund		Wilmington Diversified Income Fund
ASSETS:
Investments, at identified cost	$327,676,119		$48,695,855

Investments in securities, at value (Including $3,107,369 and $5,036,324 of securities on loan, respectively) (Note 2)	$347,231,138		$49,346,256

Cash	—		2,982
Deposits for futures contracts	192,968		—
Deposits for swaps	505,438	(a)	—
Cash denominated in foreign currencies	572,108	(b)	—
Variation margin receivable for centrally cleared swap agreements	11,749		—
Variation margin receivable for financial futures contracts	2,773		—
Income receivable	402,915		86,007
Tax reclaim receivable	114,197		—
Due from advisor	—		18,604
Receivable for shares sold	84,216		1,063
Over the counter swap agreements, at value (Net upfront payments received of $44,517)	49,437		—
Options written, at value	81,157	(c)(d)	—
Unrealized appreciation on foreign currency exchange contracts	347,366		—
Receivable for investments sold	34,584,066		35,705
Prepaid assets	16,859		17,053

TOTAL ASSETS	384,196,387		49,507,670

LIABILITIES:
Options written, at value	24,202	(c)(d)	—
Variation margin payable for centrally cleared swap agreements	34,491		—
Variation margin payable for financial futures contracts	11,857		—
Payable for securities sold short	998,828	(e)	—
Payable for investments purchased	66,283,760		24,995
Collateral for securities on loan	3,189,148		5,173,140
Due to prime broker for securities sold short	80,000		—
Over the counter swap agreements, at value (Net upfront payments received of $0)	52,489		—
Unrealized depreciation on foreign currency exchange contracts	634,497		—
Payable for shares redeemed	36,550		—
Payable to sub-advisors	31,102		—
Payable for distribution services fee	359		9,188
Other accrued expenses	279,574		33,963

TOTAL LIABILITIES	71,656,857		5,241,286

NET ASSETS	$312,539,530		$44,266,384

NET ASSETS CONSIST OF:

Paid-in capital	$409,091,618		$38,583,554
Undistributed (distributions in excess of) net investment income	(113,868)		144,919
Accumulated net realized gain (loss) on investments and foreign currency transactions	(116,485,615)		4,887,510
Net unrealized appreciation (depreciation) of investments and foreign currencies	20,047,395		650,401

TOTAL NET ASSETS	$312,539,530		$44,266,384

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$1,701,611		$43,121,919

Shares outstanding (unlimited shares authorized)	118,426		3,658,079

Net Asset Value per share	$14.37		$11.79

Offering price per share*	$15.21	**	$12.48	**

Class I
Net Assets	$310,837,919		$1,144,465

Shares outstanding (unlimited shares authorized)	21,427,502		97,000

Net Asset Value per share	$14.51		$11.80

(a)	Includes cash denominated in foreign currencies with a value of $6,419 and a cost of $6,166.
(b)	Cost of cash denominated in foreign currencies was $577,060.
(c)	Net Options written, at value is $56,955.
(d)	Premiums received for options written were $132,304.
(e)	Proceeds received for securities sold short were $998,594.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017

58	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2017 (unaudited)	Wilmington Multi-Manager International Fund	Wilmington Global Alpha Equities Fund
INVESTMENT INCOME:
Dividends	$5,477,546 (a)	$1,551,408 (a)
Interest	60,834	10,901
Securities lending income	70,475	—

TOTAL INVESTMENT INCOME	5,608,855	1,562,309

EXPENSES:
Investment advisory fee	2,085,559	924,857
Administrative personnel and services fee	89,970	21,337
Portfolio accounting and administration fees	91,282	39,993
Custodian fees	34,669	28,434
Transfer and dividend disbursing agent fees and expenses	67,086	63,173
Trustees’ fees	31,886	31,886
Professional fees	138,565	75,701
Distribution services fee—Class A	6,619	183
Shareholder services fee—Class A	6,619	183
Shareholder services fee— Class I	635,501	153,960
Share registration costs	14,709	16,648
Printing and postage	16,520	18,325
Miscellaneous	29,310	16,524

TOTAL EXPENSES	3,248,295	1,391,204

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(570,451)	(466,164)
Waiver of shareholder services fee—Class A	(6,619)	(183)
Waiver of shareholder services fee—Class I	(331,768)	(153,960)

TOTAL WAIVERS AND REIMBURSEMENTS	(908,838)	(620,307)

Net expenses	2,339,457	770,897

Net investment income (loss)	3,269,398	791,412

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	11,496,874	1,188,488
Net realized gain (loss) on foreign currency transactions	(94,716)	(362,263)
Net realized gain (loss) on futures contracts	563,706	(3,204,600)
Litigation proceeds	15,601 (b)	—
Net change in unrealized appreciation (depreciation) on investments	53,510,473 (c)	8,201,795
Net change in unrealized appreciation (depreciation) on foreign currency transactions	8,950	658,815
Net change in unrealized appreciation (depreciation) on futures contracts	31,847	(1,949,949)

Net realized and unrealized gain (loss) on investments	65,532,735	4,532,286

Change in net assets resulting from operations	$68,802,133	$5,323,698

(a)	Net of foreign withholding taxes withheld of $648,873 and $89,866, respectively.
(b)	The Litigation proceeds represent a class action settlement received by the Fund.
(c)	Net of foreign deferred capital gains taxes of $65,179.

See Notes which are an integral part of the Financial Statements

October 31, 2017 / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	59

Six Months Ended October 31, 2017 (unaudited)	Wilmington Multi-Manager Real Asset Fund	Wilmington Diversified Income Fund
INVESTMENT INCOME:
Dividends	$3,094,721 (a)	$298,554 (a)
Dividends received from affiliated issuers	—	66,080
Interest	1,158,177	118,872
Securities lending income	95,214	10,906

TOTAL INVESTMENT INCOME	4,348,112	494,412

EXPENSES:
Investment advisory fee	969,160	89,103
Administrative personnel and services fee	59,346	7,255
Portfolio accounting and administration fees	113,415	13,415
Custodian fees	118,080	966
Transfer and dividend disbursing agent fees and expenses	70,649	37,993
Trustees’ fees	31,881	31,886
Professional fees	73,644	44,634
Distribution services fee—Class A	2,097	54,358
Shareholder services fee—Class A	2,097	54,358
Shareholder services fee— Class I	433,818	1,332
Share registration costs	16,555	9,589
Printing and postage	15,142	9,011
Miscellaneous	26,799	13,836

TOTAL EXPENSES	1,932,683	367,736

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor/subadvisors	(171,820)	(157,426)
Waiver of shareholder services fee—Class A	(2,097)	(54,358)
Waiver of shareholder services fee—Class I	(433,818)	(1,332)

TOTAL WAIVERS AND REIMBURSEMENTS	(607,735)	(213,116)

Net expenses	1,324,948	154,620

Net investment income (loss)	3,023,164	339,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	584,984	3,585,787
Net realized gain (loss) on affiliated investment companies	—	2,787,145
Net realized gain (loss) on foreign currency transactions	(524,779)	—
Net realized gain (loss) on futures contracts	(308,124)	—
Net realized gain (loss) on swap agreements	27,011	—
Net realized gain (loss) on options purchased	(51,086)	—
Net realized gain (loss) on options written	209,552	—
Net realized gain (loss) on securities sold short	9,455	—
Net change in unrealized appreciation (depreciation) on investments	10,476,532	(2,263,816)
Net change in unrealized appreciation (depreciation) on affiliated investment companies	—	(2,103,990)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	188,894	—
Net change in unrealized appreciation (depreciation) on futures contracts	191,165	—
Net change in unrealized appreciation (depreciation) on swap agreements	42,134	—
Net change in unrealized appreciation (depreciation) on options purchased	(39,725)	—
Net change in unrealized appreciation (depreciation) on options written	24,125	—
Net change in unrealized appreciation (depreciation) on securities sold short	(234)	—

Net realized and unrealized gain (loss) on investments	10,829,904	2,005,126

Change in net assets resulting from operations	$13,853,068	$2,344,918

(a)	Net of foreign withholding taxes withheld of $132,754 and $530, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017

60	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Multi-Manager International Fund		Wilmington Global Alpha Equities Fund
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income (loss)	$3,269,398	$5,209,793	$791,412	$401,305
Net realized gain (loss) on investments	11,981,465	15,203,263	(2,378,375)	3,770,269
Net change in unrealized appreciation (depreciation) of investments	53,551,270	30,945,335	6,910,661	4,820,213

Change in net assets resulting from operations	68,802,133	51,358,391	5,323,698	8,991,787

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(46,278)	(62,135)	—	(462)
Class I	(4,694,890)	(5,670,589)	—	(302,238)

Change in net assets resulting from distributions to shareholders	(4,741,168)	(5,732,724)	—	(302,700)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	99,260	49,030	2,396	12,149
Class I	95,945,778	101,289,157	44,015,205	14,479,634
Distributions reinvested
Class A	41,301	55,898	—	462
Class I	2,472,418	3,573,511	—	198,217
Cost of shares redeemed
Class A	(208,208)	(492,657)	(52,839)	(1,149,734)
Class I	(39,903,465)	(122,380,114)	(5,918,499)	(77,771,723)

Change in net assets resulting from share transactions	58,447,084	(17,905,175)	38,046,263	(64,230,995)

Change in net assets	122,508,049	27,720,492	43,369,961	(55,541,908)
NET ASSETS:
Beginning of period	443,887,364	416,166,872	103,948,364	159,490,272

End of period	$566,395,413	$443,887,364	$147,318,325	$103,948,364

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$203,527	$1,675,297	$1,047,652	$256,240

SHARES OF BENEFICIAL INTEREST:				.
Shares sold
Class A	11,757	6,734	221	1,191
Class I	11,340,306	14,188,431	4,021,659	1,417,814
Distributions reinvested
Class A	4,994	8,080	—	45
Class I	296,378	512,694	—	19,357
Shares redeemed
Class A	(24,314)	(68,746)	(4,934)	(115,488)
Class I	(4,650,026)	(16,928,812)	(543,875)	(7,697,101)

Net change resulting from share transactions	6,979,095	(2,281,619)	3,473,071	(6,374,182)

See Notes which are an integral part of the Financial Statements

October 31, 2017 / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	61

	Wilmington Multi-Manager Real Asset Fund		Wilmington Diversified Income Fund
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income (loss)	$3,023,164	$8,532,279	$339,792	$514,788
Net realized gain (loss) on investments	(52,987)	22,756,958	6,372,932	356,476
Net change in unrealized appreciation (depreciation) of investments	10,882,891	(24,335,733)	(4,367,806)	3,073,829

Change in net assets resulting from operations	13,853,068	6,953,504	2,344,918	3,945,093

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(6,242)	—	(245,681)	(511,380)
Class I	(1,709,870)	—	(7,942)	(13,529)

Change in net assets resulting from distributions to shareholders	(1,716,112)	—	(253,623)	(524,909)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	59,928	115,013	309,754	718,976
Class I	16,505,707	54,174,835	407,316	155,458
Distributions reinvested
Class A	4,616	—	226,978	474,723
Class I	944,969	—	945	1,591
Cost of shares redeemed
Class A	(64,210)	(265,658)	(2,338,187)	(6,275,919)
Class I	(64,478,466)	(168,480,798)	(34,750)	(627,698)

Change in net assets resulting from share transactions	(47,027,456)	(114,456,608)	(1,427,944)	(5,552,869)

Change in net assets	(34,890,500)	(107,503,104)	663,351	(2,132,685)
NET ASSETS:
Beginning of period	347,430,030	454,933,134	43,603,033	45,735,718

End of period	$312,539,530	$347,430,030	$44,266,384	$43,603,033

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(113,868)	$(1,420,920)	$144,919	$58,750

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	4,214	8,418	26,608	66,205
Class I	1,152,556	3,913,708	35,479	14,825
Distributions reinvested
Class A	327	—	19,457	44,416
Class I	66,181	—	81	149
Shares redeemed
Class A	(4,564)	(19,269)	(202,155)	(584,999)
Class I	(4,478,218)	(12,240,278)	(3,013)	(58,979)

Net change resulting from share transactions	(3,259,504)	(8,337,421)	(123,543)	(518,383)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017

62	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$7.86		$7.08	$8.04	$7.90	$7.27	$6.72
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.08	0.08	0.09	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.08	(b)	0.79 (b)	(0.95)	0.17	0.63	0.57

Total Income (Loss) From Operations	1.13		0.87	(0.87)	0.26	0.75	0.66

Less Distributions From:
Net Investment Income	(0.07)		(0.09)	(0.09)	(0.12)	(0.12)	(0.11)

Total Distributions	(0.07)		(0.09)	(0.09)	(0.12)	(0.12)	(0.11)

Net Asset Value, End of Period	$8.92		$7.86	$7.08	$8.04	$7.90	$7.27

Total Return(c)	14.51%		12.52%	(10.82)%	3.29%	10.53%	10.17%
Net Assets, End of Period (000’s)	$5,507		$4,913	$4,810	$5,909	$6,107	$6,301
Ratios to Average Net Assets
Gross Expense	1.51	%(d)	1.79%	1.87%	1.84%	1.78%	1.78%
Net Expenses(e)	1.04	%(d)	1.22%	1.31%	1.42%	1.49%	1.48%
Net Investment Income (Loss)	1.19	%(d)	1.16%	1.15%	1.20%	1.64%	1.38%
Portfolio Turnover Rate	37%		177%	71%	78%	49%	72%

CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$7.92		$7.13	$8.09	$7.94	$7.30	$6.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05		0.09	0.09	0.10	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.09	(b)	0.80 (b)	(0.95)	0.18	0.64	0.57

Total Income (Loss) From Operations	1.14		0.89	(0.86)	0.28	0.77	0.67

Less Distributions From:
Net Investment Income	(0.08)		(0.10)	(0.10)	(0.13)	(0.13)	(0.12)

Total Distributions	(0.08)		(0.10)	(0.10)	(0.13)	(0.13)	(0.12)

Net Asset Value, End of Period	$8.98		$7.92	$7.13	$8.09	$7.94	$7.30

Total Return(c)	14.47%		12.69%	(10.70)%	3.46%	10.73%	10.22%
Net Assets, End of Period (000’s)	$560,888		$438,974	$411,357	$535,446	$526,874	$512,889
Ratios to Average Net Assets
Gross Expense	1.26	%(d)	1.54%	1.62%	1.59%	1.53%	1.54%
Net Expenses(e)	0.91	%(d)	1.09%	1.18%	1.29%	1.36%	1.35%
Net Investment Income (Loss)	1.27	%(d)	1.28%	1.28%	1.32%	1.75%	1.47%
Portfolio Turnover Rate	37%		177%	71%	78%	49%	72%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents a class action settlement received by the Fund related to best execution of foreign exchange transactions. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.01 and $0.01 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	63

For a share outstanding throughout each period.

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$10.54		$9.82	$10.86	$10.74	$10.58	$10.11
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		(0.01)	(0.05)	(0.06)	(0.04)	0.00	(b)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.41		0.75	(0.75)	0.35	0.34	0.56

Total Income (Loss) From Operations	0.47		0.74	(0.80)	0.29	0.30	0.56

Less Distributions From:
Net Investment Income	—		(0.02)	(0.24)	—	(0.01)	(0.03)
Net Realized Gains	—		—	—	(0.17)	(0.13)	(0.06)

Total Distributions	—		(0.02)	(0.24)	(0.17)	(0.14)	(0.09)

Net Asset Value, End of Period	$11.01		$10.54	$9.82	$10.86	$10.74	$10.58

Total Return(c)	4.46%		7.59%	(7.48)%	2.73%	2.74%	5.56%
Net Assets, End of Period (000’s)	$136		$180	$1,290	$2,723	$4,156	$2,397
Ratios to Average Net Assets
Gross Expense	2.51	%(d)	3.06%	2.89%	3.04%	3.30%	3.98%
Net Expenses(e)(f)	1.50	%(d)	2.48%	2.46%	2.68%	2.71%	2.84%
Net Investment Income (Loss)	1.14	%(d)	(0.06)%	(0.44)%	(0.52)%	(0.33)%	0.00	%(g)
Portfolio Turnover Rate	29%		367%	387%	434%	403%	367%

CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$10.61		$9.86	$10.88	$10.74	$10.56	$10.08
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.07		0.03	(0.02)	(0.03)	0.00 (b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.42		0.75	(0.76)	0.34	0.32	0.56

Total Income (Loss) From Operations	0.49		0.78	(0.78)	0.31	0.32	0.59

Less Distributions From:
Net Investment Income	—		(0.03)	(0.24)	—	(0.01)	(0.05)
Net Realized Gains	—		—	—	(0.17)	(0.13)	(0.06)

Total Distributions	—		(0.03)	(0.24)	(0.17)	(0.14)	(0.11)

Net Asset Value, End of Period	$11.10		$10.61	$9.86	$10.88	$10.74	$10.56

Total Return(c)	4.62%		7.93%	(7.22)%	2.91%	3.01%	5.91%
Net Assets, End of Period (000’s)	$147,182		$103,768	$158,200	$193,639	$207,530	$44,660
Ratios to Average Net Assets
Gross Expense	2.26	%(d)	2.82%	2.64%	2.78%	2.95%	3.77%
Net Expenses(e)(f)	1.25	%(d)	2.12%	2.21%	2.41%	2.43%	2.65%
Net Investment Income (Loss)	1.28	%(d)	0.32%	(0.16)%	(0.27)%	(0.04)%	0.29%
Portfolio Turnover Rate	29%		367%	387%	434%	403%	367%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(f)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
October 31, 2017 (unaudited)	1.50%	1.25%
April 30, 2017	2.06%	1.77%
April 30, 2016	2.15%	1.90%
April 30, 2015	2.19%	1.95%
April 30, 2014	2.23%	1.98%
April 30, 2013	2.24%	1.98%

(g)	Represents less than 0.005%.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

64	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$13.87		$13.63	$14.77	$14.81	$15.55	$14.28
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.11		0.23	0.21	0.13	0.10	0.18
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.44		0.01	(0.68)	0.04	(0.65)	1.28

Total Income (Loss) From Operations	0.55		0.24	(0.47)	0.17	(0.55)	1.46

Less Distributions From:
Net Investment Income	(0.05)		—	(0.67)	(0.21)	(0.19)	(0.19)

Total Distributions	(0.05)		—	(0.67)	(0.21)	(0.19)	(0.19)

Net Asset Value, End of Period	$14.37		$13.87	$13.63	$14.77	$14.81	$15.55

Total Return(b)	4.00%		1.76%	(3.09)%	1.14%	(3.46)%	10.33%
Net Assets, End of Period (000’s)	$1,702		$1,643	$1,762	$2,242	$2,606	$6,337
Ratios to Average Net Assets
Gross Expense	1.36	%(c)	1.45%	1.48%	1.49%	1.54%	1.55%
Net Expenses(d)(e)	1.01	%(c)	1.20%	1.23%	1.23%	1.28%	1.27%
Net Investment Income (Loss)	1.48	%(c)	1.68%	1.53%	0.89%	0.72%	1.13%
Portfolio Turnover Rate	298%		593%	418%	242%	149%	131%

CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$14.01		$13.73	$14.86	$14.88	$15.61	$14.33
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.13		0.27	0.24	0.17	0.13	0.20
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.44		0.01	(0.67)	0.03	(0.64)	1.30

Total Income (Loss) From Operations	0.57		0.28	(0.43)	0.20	(0.51)	1.50

Less Distributions From:
Net Investment Income	(0.07)		—	(0.70)	(0.22)	(0.22)	(0.22)

Total Distributions	(0.07)		—	(0.70)	(0.22)	(0.22)	(0.22)

Net Asset Value, End of Period	$14.51		$14.01	$13.73	$14.86	$14.88	$15.61

Total Return(b)	4.09%		2.11%	(2.89)%	1.40%	(3.20)%	10.58%
Net Assets, End of Period (000’s)	$310,838		$345,787	$453,171	$463,375	$452,913	$440,999
Ratios to Average Net Assets
Gross Expense	1.11	%(c)	1.20%	1.23%	1.24%	1.29%	1.31%
Net Expenses(d)(e)	0.76	%(c)	0.95%	0.98%	0.98%	1.03%	1.02%
Net Investment Income (Loss)	1.74	%(c)	1.97%	1.75%	1.13%	0.93%	1.39%
Portfolio Turnover Rate	298%		593%	418%	242%	149%	131%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)

Expense ratio includes interest expense related to securities sold short. Interest expense related to securities sold short had no impact on the ratio of expenses to average net assets for the year ended April 30, 2017 or for the six months ended October 31, 2017.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	65

For a share outstanding throughout each period.

WILMINGTON DIVERSIFIED INCOME FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$11.24		$10.40	$10.98	$10.47	$9.86	$9.26
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.12	0.12	0.10	0.10	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.53		0.85	(0.53)	0.53	0.62	0.61

Total Income (Loss) From Operations	0.62		0.97	(0.41)	0.63	0.72	0.74

Less Distributions From:
Net Investment Income	(0.07)		(0.13)	(0.15)	(0.12)	(0.11)	(0.14)
Net Realized Gains	—		—	(0.02)	—	—	—

Total Distributions	(0.07)		(0.13)	(0.17)	(0.12)	(0.11)	(0.14)

Net Asset Value, End of Period	$11.79		$11.24	$10.40	$10.98	$10.47	$9.86

Total Return(b)	5.49%		9.38%	(3.70)%	6.09%	7.34%	8.12%
Net Assets, End of Period (000’s)	$43,122		$42,878	$44,607	$52,860	$57,317	$60,640
Ratios to Average Net Assets
Gross Expense(c)	1.66	%(d)	1.59%	1.52%	1.46%	1.45%	1.45%
Net Expenses(c)(e)	0.70	%(d)	0.74%	0.74%	0.80%	0.84%	0.84%
Net Investment Income (Loss)	1.52	%(d)	1.16%	1.14%	0.90%	0.94%	1.36%
Portfolio Turnover Rate	78%		9%	52%	23%	54%	32%

CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$11.25		$10.41	$10.98	$10.47	$9.84	$9.25
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.11		0.15	0.15	0.12	0.13	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.52		0.85	(0.53)	0.54	0.63	0.61

Total Income (Loss) From Operations	0.63		1.00	(0.38)	0.66	0.76	0.76

Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.17)	(0.15)	(0.13)	(0.17)
Net Realized Gains	—		—	(0.02)	—	—	—

Total Distributions	(0.08)		(0.16)	(0.19)	(0.15)	(0.13)	(0.17)

Net Asset Value, End of Period	$11.80		$11.25	$10.41	$10.98	$10.47	$9.84

Total Return(b)	5.62%		9.64%	(3.42)%	6.35%	7.76%	8.29%
Net Assets, End of Period (000’s)	$1,144		$725	$1,129	$1,323	$971	$2,753
Ratios to Average Net Assets
Gross Expense(c)	1.41	%(d)	1.34%	1.27%	1.21%	1.19%	1.20%
Net Expenses(c)(e)	0.45	%(d)	0.49%	0.49%	0.55%	0.59%	0.59%
Net Investment Income (Loss)	1.87	%(d)	1.44%	1.39%	1.16%	1.33%	1.59%
Portfolio Turnover Rate	78%		9%	52%	23%	54%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

66	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2017 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Multi-Manager International Fund (“International Fund”)(d)

Wilmington Global Alpha Equities Fund(d)

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)(d)

Wilmington Diversified Income Fund

Formerly known as Wilmington Strategic Allocation Moderate Fund (“Diversified Income Fund“)(d)

The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

The Fund seeks to achieve long-term preservation of capital with current income.

The Fund seeks a high level of total return consistent with a moderate level of risk.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including underlying Exchange Traded Funds (”ETFs“) and Exchange Traded Notes (”ETNs“), is taken from the exchange where the security is primarily traded;

•	Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	67

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the year. As of October 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period, except for the International Fund and the Real Asset Fund. For the International Fund, a Chinese security, China Resources Phoenix Healthcare Holdings Co. Ltd., was transferred from Level 1 to Level 2 at a valuation of $26,971 and a South African security, African Phoenix Investments Ltd., was transferred from Level 1 to Level 2 at a valuation of $1,574. For the Real Asset Fund, a Japanese security, Astro Japan Property Group was transferred from Level 1 to Level 2 at a valuation of $37,803. All three securities were transferred due to the application of fair value procedures. This does not include transfers between Level 1 and Level 2 due to the International Fund, Global Alpha Equities Fund and the Real Asset Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
International Fund
BNP Paribas SA	$3,814,387	$3,814,387	$—	$—
Citigroup Global Markets, Inc.	3,814,387	3,814,387	—	—
Daiwa Capital Markets America	3,814,387	3,814,387	—	—
Nomura Securities International, Inc.	1,003,119	1,003,119	—	—
RBC Dominion Securities, Inc.	3,814,387	3,814,387	—	—
TD Securities, Inc.	3,814,387	3,814,387	—	—

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

68	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)

	$20,075,054	$20,075,054	$—	$—

Real Asset Fund
Bank of Montreal	$234,968	$234,968	$—	$—
Citigroup Global Markets, Inc.	590,836	590,836	—	—
Daiwa Capital Markets America	590,836	590,836	—	—
Nomura Securities International, Inc.	590,836	590,836	—	—
RBC Dominion Securities, Inc.	590,836	590,836	—	—
TD Securities, Inc.	590,836	590,836	—	—

	$3,189,148	$3,189,148	$—	$—

Diversified Income Fund
BNP Paribas SA	$958,353	$958,353	$—	$—
Citigroup Global Markets, Inc.	958,353	958,353	—	—
Daiwa Capital Markets America	958,353	958,353	—	—
Nomura Securities International, Inc.	958,353	958,353	—	—
RBC Dominion Securities, Inc.	958,353	958,353	—	—
Royal Bank of Scotland PLC	381,375	381,375	—	—

	$5,173,140	$5,173,140	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

No Funds had reverse repurchase agreement activity for the six months ended October 31, 2017 and there were no open reverse repurchase agreements as of October 31, 2017.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	69

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statement of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any short-fall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statement of Operations.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

70	NOTES TO FINANCIAL STATEMENTS (continued)

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2017, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$19,108,827	$19,108,827	$—
Real Asset Fund	3,107,369	3,107,369	—
Diversified Income Fund	5,036,324	5,036,324	—

(1)Collateral with a value of $20,075,054, $3,189,148 and $5,173,140, respectively, has been received in connection with securities lending transactions.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward currency contracts, futures and swaps, may exceed amounts recognized on the statements of assets and liabilities.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Real Asset Fund used interest rate options and options on swaps to enhance returns, manage interest rate risk, inflation risk, credit risk and volatility exposures. The Real Asset Fund used foreign currency options as a short or long hedge against possible variations in foreign exchange rates or as a means to gain exposure to foreign currencies. The Global Alpha Equities Fund used equity index options in an option absolute return strategy to generate premium income in a risk-managed fashion. The Global Alpha Equities Fund also used options indices on individual equities to gain and manage exposure to certain securities and manage risk at the strategy level.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange trans-actions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	71

inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. The Global Alpha Equities Fund used foreign exchange futures contracts to gain exposure to the foreign currency markets both on a long and short strategy. The Global Alpha Equities Fund also used equity index futures contracts to manage equity market net and gross exposure. The Real Asset Fund used futures contracts to manage interest rate exposure, adjust duration and curve exposure and to gain exposure to foreign interest rates. The Real Asset Fund also used money market futures during the period in order to adjust the portfolio’s interest rate exposure on the front-end of the yield curve and to adjust the overall duration positioning of the portfolio.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Centrally cleared swap agreements are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap agreement, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (“variation margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The Real Asset Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the portfolio entered into interest rate swap agreements. Additionally, the portfolio invested in interest rate swaps as a risk-neutral substitute for physical securities, to obtain exposure in markets where no physical securities were available, and to refine the risk exposure in the portfolio (i.e. duration, inflation, credit, maturity mix, etc.).

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

72	NOTES TO FINANCIAL STATEMENTS (continued)

the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. The Real Asset Fund uses credit default swaps on corporate and sovereign issues to take an active long position with respect to the likelihood of a particular issuer’s default. The Real Asset Fund also used credit default swaps on credit indices to adjust the portfolio’s overall credit exposure.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	73

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2017.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Credit Contracts	Variation margin receivable for centrally cleared swap agreements.*	Option written, at vatue.

	Over the counter swap agreements, at value.**	Variation margin payable for centrally cleared swap agreements.*

Interest rate contracts	Investments in securities, at value.	Over the counter swap agreements, at value.**

	Variation margin receivable for centrally cleared swap agreements.*	Options written, at value. Unrealized appreciation on exchange-traded written options.
	Variation margin receivable for financial futures contracts.*	Variation margin payable for centrally cleared swap agreements.* Variation margin payable for financial futures contracts.*

	Over the counter swap agreements, at value.**	Over the counter swap agreements, at value.**

Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts.**	Unrealized depreciation on forward foreign currency exchange contracts.**

Options written, at value.

Equity contracts	Investments in securities, at value.	Options written, at value.

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for centrally cleared swap. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2017.

**The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivative Fair Value
Fund	Total Value	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$109,013	$109,013	$—	$—	$—
Forward Foreign Currency Contracts	917	—	917	—	—

Totals	$109,930	$109,013	$917	$—	$—

Global Alpha Equities Fund
Forward Foreign Currency Contracts	$512,962	$—	$512,962	$—	$—

Real Asset Fund
Financial Futures Contracts	$121,679	$—	$—	$121,679	$—
Forward Foreign Currency Contracts	347,366	—	347,366	—	—
Purchased Options	100,002	—	—	100,002	—
Written Options	81,157	—	—	81,157	—
Swap Agreements	636,708	—	—	587,848	48,860

Totals	$1,286,912	$—	$347,366	$890,686	$48,860

	Liability Derivative Fair Value
Fund	Total Value	Equity Contracts	Currency Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Forward Foreign Currency Contracts	$1,604	$—	$1,604	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$2,926,266	$2,926,266	$—	$—	$—
Forward Foreign Currency Contracts	434	—	434	—	—

Totals	$2,926,700	$2,926,266	$434	$—	$—

Real Asset Fund
Financial Futures Contracts	$2,588	$—	$—	$2,588	$—
Forward Foreign Currency Contracts	634,497	—	634,497	—	—
Written Options	24,202	—	—	24,202	—
Swap Contracts	159,034	—	—	130,713	28,321

Totals	$820,321	$—	$634,497	$157,503	$28,321

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

74	NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2017 are as follows:

Derivative Type	Location on the Statement of Operations
Equity contracts	Net realized gain (loss) on futures contracts, options purchased and options written.
Net change in unrealized appreciation (depreciation) on futures contracts, options purchased and options written.

Credit contracts	Net realized gain (loss) on swap agreements and options written.
Net change in unrealized appreciation (depreciation) on swap agreements and options written.

Interest rate contracts	Net realized gain (loss) on futures contracts, swap agreements, options purchased and options written.
Net change in unrealized appreciation (depreciation) on futures contracts, swap agreements, options purchased and options written.

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions, futures contracts and options written.
Net change in unrealized appreciation (depreciation) on foreign currency transactions, futures contracts and options written.

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$563,706	$563,706	$—	$—	$—
Forward Foreign Currency Contracts	(91,417)	—	(91,417)	—	—

Totals	$472,289	$563,706	$(91,417)	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(3,204,600)	$(3,204,600)	—	$—	$—
Forward Foreign Currency Contracts	(400,354)	—	(400,354)	—	—

Totals	$(3,604,954)	$(3,204,600)	$(400,354)	$—	$—

Real Asset Fund
Financial Futures Contracts	$(308,124)	$—	$—	$(308,124)	$—
Forward Foreign Currency Contracts	(573,305)	—	(573,305)	—	—
Purchased Options	(51,086)	—	—	(51,086)	—
Written Options	209,552	—	17,533	186,284	5,735
Swap Agreements	27,011	—	—	4,775	22,236

Totals	$(695,952)	$—	$(555,772)	$(168,151)	$27,971

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund
Financial Futures Contracts	$31,847	$31,847	$—	$—	$—
Forward Foreign Currency Contracts	991	—	991	—	—

Totals	$32,838	$31,847	$991	$—	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(1,949,949)	$(2,926,266)	$976,317	$—	$—
Forward Foreign Currency Contracts	657,414	—	657,414	—	—

Totals	$(1,292,535)	$(2,926,266)	$1,633,731	$—	$—

Real Asset Fund
Financial Futures Contracts	$191,165	$—	$—	$191,165	$—
Forward Foreign Currency Contracts	203,120	—	203,120	—	—
Purchased Options	(39,725)	—	—	(39,725)	—
Written Options	24,125	—	30,339	(9,045)	2,831
Swap Agreements	42,134	—	—	91,716	(49,582)

Totals	$420,819	$—	$233,459	$234,111	$(46,751)

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	75

The average volume of derivative activities for the six months ended October 31, 2017 are as follows.

	Asset Derivative Volume
Fund	Purchased Options[1]	Futures[2]	Forward Currency Contracts[2]

International Fund	$—	$7,127,165	$248,160
Global Alpha Equities Fund	—	—	244,544
Real Asset Fund	256,452	3,742,996	14,669,649

	Liability Derivative Volume
Fund	Written Options[3]	Futures[2]	Forward Currency Contracts[2]

International Fund	$—	$—	$797,228
Global Alpha Equities Fund	—	58,868,022	9,184,751
Real Asset Fund	179,705	10,856,521	30,472,989

		Swap Volume Credit Default Swaps	Credit Default Swap
	Interest Rate	(purchase	(sell
Fund	Swaps[4]	protection)[4]	protection)[4]
Real Asset Fund	$184,630,000	$4,133,333	$1,394,667

1Cost.

2Contract Value.

3Premiums Received.

4Notional Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (”ISDA“) Master Agreements (”MA“) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities.

At October 31, 2017, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$917	$1,604

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	917	1,604

Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$917	$1,604

Global Alpha Equities Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$512,962	$434

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	512,962	434

Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$512,962	$434

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

76	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Assets	Liabilities
Real Asset Fund
Derivative Financial Instruments:
Financial futures contracts	$2,773	$11,857
Forward foreign currency contracts	347,366	634,497
Options	181,159	24,202
Swaps	61,186	86,980

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	592,484	757,536

Derivatives not subject to a MA or similar agreement	99,550	134,611

Total assets and liabilities subject to a MA	$492,934	$622,925

At October 31, 2017, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund

Bank of New York	$917	$(917)	$—	$—	$—

Total Derivative Assets	$917	$(917)	$—	$—	$—

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)

Bank of New York	$(1,604)	$917	$—	$—	$(687)

Total Derivative Liabilities	$(1,604)	$917	$—	$—	$(687)

	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Global Alpha Equities Fund

Bank of New York	$3	$(1)	$—	$—	$2
Barclays Bank International	256,353	—	—	—	256,353
BNP Paribas SA	11,949	(35)	—	—	11,914
Citigroup Global Markets	98,186	(17)	—	—	98,169
Deutsche Bank AG	146,273	(39)	—	—	146,234
HSBC Bank USA, N.A.	100	(100)	—	—	—
JP Morgan Chase Bank, N.A.	98	(93)	—	—	5

Total Derivative Assets	$512,962	$(285)	$—	$—	$512,677

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)

Bank of New York	$(1)	$1	$—	$—	$—
BNP Paribas SA	(35)	35	—	—	—
Citigroup Global Markets	(17)	17	—	—	—
Credit Suisse International	(16)	—	—	—	(16)
Deutsche Bank AG	(39)	39	—	—	—
HSBC Bank USA, N.A.	(233)	100	—	—	(133)
JP Morgan Chase Bank, N.A.	(93)	93	—	—	—

Total Derivative Liabilities	$(434)	$285	$—	$—	$(149)

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	77

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund

Bank of America Securities	$48,077	$(33,626)	$—	$—	$14,451
Barclays Bank International	173	(173)	—	—	—
Citigroup Global Markets	80,935	(43,504)	—	—	37,431
Credit Suisse International	3,205	(780)	—	—	2,425
Deutsche Bank AG	68,284	(68,284)	—	—	—
Goldman Sachs Bank USA	146,146	(58,879)	—	—	87,267
HSBC Bank USA, N.A.	2,119	(2,119)	—	—	—
JP Morgan Chase Bank, N.A.	106,924	(11,593)	—	—	95,331
Societe Generale Securities	1,897	—	—	—	1,897
Morgan Stanley Capital Services LLC	35,174	(35,174)	—	—	—

Total Derivative Assets	$492,934	$(254,132)	$—	$—	$238,802

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)

Banco JP Morgan S.A.	$(5,144)	$—	$—	$—	$(5,144)
Bank of America Securities	(33,626)	33,626	—	—	—
Barclays Bank International	(3,237)	173	—	—	(3,064)
Citigroup Global Markets	(43,504)	43,504	—	—	—
Credit Suisse International	(780)	780	—	—	—
Deutsche Bank AG	(379,957)	68,284	—	—	(311,673)
Goldman Sachs Bank USA	(58,879)	58,879	—	—	—
HSBC Bank USA, N.A.	(29,325)	2,119	—	—	(27,206)
JP Morgan Chase Bank, N.A.	(11,593)	11,593	—	—	—
Royal Bank of Canada	(166)	—	—	—	(166)
Morgan Stanley Capital Services LLC	(54,444)	35,174	—	—	(19,270)
Royal Bank of Scotland	(2,270)	—	—	—	(2,270)

Total Derivative Liabilities	$(622,925)	$254,132	$—	$—	$(368,793)

(1)Excess of collateral received is not shown for financial reporting purposes.

(2)Net amount represents the net amount receivable in the event of default.

(3)Excess of collateral pledged is not shown for financial reporting purposes.

(4)Net amount represents the net amount payable due in the event of default.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

78	NOTES TO FINANCIAL STATEMENTS (continued)

4.	FEDERAL TAX INFORMATION

As of April 30, 2017, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2016, 2015 and 2014, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the tax treatment of reclassifications of distributions, discount accretion/premium amortization on debt securities, capital gain or loss as a result of paydown activity, mark to market of passive foreign investment companies and losses deferred due to wash sales. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets and have no effect on the net assets nor the NAV of the Fund.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2017		2016
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$5,732,724	$—	$6,267,957	$ —
Global Alpha Equities Fund	302,700	—	3,864,010	—
Real Asset Fund	—	—	21,633,966	—
Diversified Income Fund	524,909	—	724,184	93,673

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards	Late Year Deferrals
International Fund	$1,894,698	$—	$—	$47,280,003	$(29,963,391)	$—
Global Alpha Equities Fund	191,036	—	1	4,861,647	(8,743,174)	—
Real Asset Fund	04,103	—	(388,505)	5,946,135	(114,950,777)	—
Diversified Income Fund	58,748	—	1	4,379,552	(846,766)	—

At April 30, 2017, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Capital Loss Available Through 2018	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
International Fund	$28,105,841	$—	$1,857,550	$29,963,391
Global Alpha Equities Fund	—	8,038,426	704,748	8,743,174
Real Asset Fund	93,032,464	8,290,002	13,628,311	114,950,777
Diversified Income Fund	846,766	—	—	846,766

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	79

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
International Fund	0.45%
Global Alpha Equities Fund	0.95%
Real Asset Fund	0.45%
Diversified Income Fund	0.40%

The International Fund, Global Alpha Equities Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived	Current Fee as a % of average net asset of the Fund/Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,155,819	$(570,451)	0.45%
Sub-advisors:

Allianz Global Investors U.S. LLC	160,718	—	0.38%

AXA Investment Managers, Inc.	193,486	—	0.43% on the first $150 million; and
			0.41% on assets in excess of $150 million
Berenberg Asset Management LLC	120,427	—	0.27%
Nikko Asset Management Americas, Inc.	141,021	—	0.32%
Schroder Investment Management North America, Inc.	314,088	—	0.50%

Total(a)	$2,085,559	$(570,451)

Global Alpha Equities Fund
WFMC	$585,743	$(466,164)	0.95%
Sub-advisors:
Wellington Management Company LLP	339,114	—	0.55%

Total(b)	$924,857	$(466,164)

Real Asset Fund
WFMC	$784,647	$(171,820)	0.45% on all Assets except assets allocated to the
			inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
Pacific Investment Management Company, LLC	109,207	—	0.25%
Parametric Portfolio Associates LLC	75,306	—	0.25% on the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $40 million

Total(c)	$969,160	$(171,820)

Diversified Income Fund	$89,103	$(157,426)	0.40%

(a)The total gross advisory and sub-advisory fees during the period were 0.81% for the International Fund

(b)The total gross advisory and sub-advisory fees during the period were 1.50% for the Global Alpha Equities Fund

(c)The total gross advisory and sub-advisory fees during the period were 0.56% for the Real Asset Fund

WFMC and the Funds’ shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees/expenses in subsequent

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

80    NOTES TO FINANCIAL STATEMENTS (continued)

years.

Fund	Current Contractual Expense Limitations Class A Class I		Current Termination Date
International Fund	1.04%	0.91%	8/31/18
Global Alpha Equities Fund	1.50%	1.25%	8/31/18
Real Asset Fund*	0.96%	0.71%	8/31/18
Diversified Income Fund**	0.62%	0.37%	8/31/18

*Prior to July 1, 2017, the Real Asset Fund’s contractual expense limitation was 1.23% and 0.98% for Class A and Class I, respectively.

**Prior to September 1, 2017, the Diversified Income Fund’s contractual expense limitation was 0.74% and 0.49% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Effective October 1, 2017, the fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

Prior to October 1, 2017, the administrative fees were as follows:

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC and BNYM .may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2017, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee –The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2017, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$2,779
Global Alpha Equities Fund	22
Real Asset Fund	955
Diversified Income Fund	49,144

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)    81

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2017, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$ 176
Global Alpha Equities Fund	17
Real Asset Fund	253
Diversified Income Fund	13,670

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2017, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$292,065

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2017 are as follows:

Fund/ Affiliated Fund Name	Balance of Shares Held 4/30/17	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/17	Value at 10/31/17	Net Change in Unrealized Appreciation/ Depreciation	Realized Gain/(Loss)(a)	Dividend Income(b)
Diversified Income Fund
Wilmington Multi-Manager International Fund	783,454	—	783,454	—	$—	$(1,650,523)	$2,167,603	$46,490
Wilmington Large-Cap
Strategy Fund	218,031	978	219,009	—	—	(453,467)	619,542	19,590

TOTAL		978	1,002,463		$—	$(2,103,990)	$2,787,145	$66,080

(a)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) on sales of the affiliated fund.

(b)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

82	NOTES TO FINANCIAL STATEMENTS (continued)

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities for the six months ended October 31, 2017 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$232,267,543	$178,770,342
Global Alpha Equities Fund	62,032,856	32,512,627
Real Asset Fund	143,191,648	175,504,788
Diversified Income Fund	32,829,800	36,565,387

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2017 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Real Asset Fund	$946,445,580	$968,269,052
Diversified Income Fund	498,418	500,000

7.	LINE OF CREDIT

Effective April 6, 2017, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 5, 2018.

The Funds did not utilize the LOC for the six months ended October 31, 2017.

8.	RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X was August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

At the November 27 - 28, 2017 Board Meeting, the Trustees approved name changes for Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund. Effective December 18, 2017, Wilmington Multi-Manager International Fund was re-designated Wilmington International Fund and Wilmington Multi-Manager Real Asset Fund was re-designated Wilmington Real Asset Fund.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

83

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2017 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and certain sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into a Board meeting and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 28, 2017, the Independent Trustees met in executive session with independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and to evaluate the Advisory Agreements that were due for renewal between the Wilmington Multi-Manager Real Asset Fund and each of its sub-advisers (the “Sub-Advisers”), as appropriate. The Independent Trustees evaluated the information that the Adviser and each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning the Adviser’s and each Sub-Adviser’s investment advisory services, operations, compliance program and other matters. The Independent Trustees developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things.

• Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

• Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

• Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

• Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable.

• Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

• The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

• For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

• The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

• The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

• The prospects for satisfactory investment performance were reasonable; and

• Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

84	Semi-Annual Report

Wilmington Multi-Manager International Fund

The Fund is sub-advised by Allianz Global Investors U.S. LLC; AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; and Schroder Investment Management North America, Inc. None of the Fund’s Advisory Agreements with its Sub-Advisers were due for renewal at the September Meeting.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark, and that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period, slightly below the peer group average for the three-year period, and below the peer group average five-year period ended June 30, 2017. The Board also considered management’s explanation of the underperformance and its view that the Fund’s performance had improved since the replacement of all of the Fund’s Sub-Advisers with the Fund’s current Sub-Advisers in September 2016. The Board also considered management’s view that the Fund’s performance has generally been above average compared to its custom peer group.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP. The Fund’s Advisory Agreement with the Sub-Adviser was not due for renewal at the September Meeting.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one- and three-year periods and slightly below the peer group average for the five-year period ended June 30, 2017.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Multi-Manager Real Asset Fund

The Fund is sub-advised by Pacific Investment Management Company, LLC and Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2017. The Board considered management’s explanation of the Fund’s underperformance and the Fund’s prospects for improved performance in the coming year, including the recent restructuring of the Fund to increase the Fund’s diversification of investments. The Board also considered management’s view that the Fund’s performance has generally been above average compared to its custom peer group.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Diversified Income Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-year period, slightly below the peer group average for the three-year period, and below the peer group average for the five-year period ended June 30, 2017. The Board considered the Fund’s improving performance, the Fund’s investment objective and strategy changes, which went into effect in September 2017, and the Fund’s prospects for continued improved performance in the coming year. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

85

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

86

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

87

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

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WILMINGTON FUNDS

Additional Sub Advisors to the
Wilmington Multi-Manager International Fund
Allianz Global Investors U.S. LLC
1633 Broadway
New York, New York 10019

AXA Investment Managers, Inc.
100 West Putnam Avenue
Greenwich, Connecticut 06830

Berenberg Asset Management LLC
330 N. Wabash Avenue, 39th floor
Chicago, Illinois 60611

Nikko Asset Management Americas, Inc.
535 Madison Avenue, Suite 2500
New York, New York 10022

Schroder Investment Management North America, Inc.
875 Third Avenue
New York, New York 10022

Additional Sub Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210

Additional Sub-Advisors to the
Wilmington Multi-Manager Real Asset Fund
Pacific Investment Management Company, LLC
("PIMCO")
840 Newport Center Drive
Newport Beach, CA 92660

Parametric Portfolio Associates, LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

WT-SAR-MMgr-1017

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

i

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2017, through October 31, 2017. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

Economic growth remains in place as the expansion begun in 2009 continues unabated. While the current expansion has often been viewed as relatively anemic versus history, the most recent quarters covered by the semi-annual reporting period were noteworthy as economic growth sprung to life, averaging over 3%. Consumers provided a significant level of support with real personal consumption growing by 2.85% from April to the end of September.

Investment spending has been a conspicuously missing ingredient in this expansion as indicated by an average growth rate of 1.1% during 2016. Helped by both business investment and a resurging housing market, investment spending averaged almost 5% during the second and third quarters of 2017.

Employment growth has not faltered either and is providing strong support to economic activity with jobs growth from April to September 2017, totaling just under one million new jobs at 980,000. The growth trends were interrupted temporarily due to the series of natural disasters caused by hurricanes Harvey and Maria. Perhaps as important as the continued growth in new jobs has been a surge in hourly earnings over the past several years. Average hourly earnings had failed to grow much more than 2% during the early parts of the recovery but this has shifted to a stronger growth path, approaching 2.6% during the first half of 2017. Part of this reflects the need for employers to beef up compensation in the face of a tightening jobs market. With the civilian unemployment rate falling from 4.4% to 4.1% during the semi-annual period, employers are finding it increasingly difficult to fill jobs; particularly, highly skilled positions.

One significant shift during the semi-annual period has been the resurgence of global growth. Europe has faced many challenges to the European Union but it appears that the efforts of the European Central Bank to support the economy through significant bond purchases may be finally paying off. Annualized GDP growth in the European Union reached 2.6% by the end of the September quarter, the highest pace since 2011. Despite concerns over Brexit, the United Kingdom reached its lowest unemployment rate since 1975. Through June of 2017, Japan has generated six straight quarters of growth, the longest run of economic expansion since 2006.

The bond markets

While many bond market observers focus on the 10-year U.S. Treasury note yields, the more important market to watch may be the 2-year note, which finished the semi-annual period in a definitive uptrend. After taking a break in raising rates to prepare markets for the beginning of their balance sheet reduction, the Federal Reserve appears poised to restart the process this December. This has helped to push the 2-year Treasury yield up to 1.60% at the end of October 2017, an increase of 35 basis points (0.35%) since the start of the semi-annual period. Ten-year Treasury note yields, on the other hand, have barely moved—finishing the semi-annual period at 2.37%, almost on top of where it started at 2.28%. These modest increases in yields were not enough to overwhelm income returns, allowing Treasury markets to post modest positive returns for the semi-annual period. Overall, the Treasury market gained 0.75%, as measured by the Bloomberg Barclays U.S. Treasury Bond Index1.

Credit conditions remained positive, supported by the economic backdrop and improving corporate earnings. Yield spreads on corporate bonds have declined for most of 2017. The option-adjusted spread on the Bloomberg Barclays U.S. Credit Bond Index declined 19 basis points from April to October. These factors combined with investors’ continued search for yield helped to push corporate bond market returns higher, with the Bloomberg Barclays U.S. Credit Bond Index2 up over 3% for the six-month period. These same factors helped to push up high-yield returns as well, with the Bloomberg Barclays U.S. Corporate High Yield Bond Index3 returning 3.4%.

Municipal bonds also enjoyed a strong quarter as economic strength translates into strong tax revenues from income, sales, and property-related sources.

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

ii

Below are returns of certain Bloomberg Barclays indices for the semi-annual period from May to October4:

Bloomberg Barclays U.S. Aggregate Bond Index[5]	Bloomberg Barclays U.S. Treasury Bond Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index[6]	Bloomberg Barclays U.S. Credit Bond Index	Bloomberg Barclays Municipal Bond Index[7]
1.58%	0.75%	1.15%	3.05%	2.55%

The stock markets

The oft-quoted advice to “Sell in May and go away” would have been disastrous for investors this year. While equity markets consolidated early in the recent six-month period, they gained traction over the last few months to score impressive results. Domestic equity markets were up over 9% as measured by the S&P 500 index8 during the semi-annual period. Small-cap stocks also participated in these robust market conditions, adding just over 8% as measured by the Russell 2000 Index9.

Factors propelling the market forward were widespread. The most fundamentally important element was the acceleration in corporate earnings, with year-over-year results for the second quarter of 2017 up 9.7%. For much of 2017, we have seen the U.S. dollar depreciate, with the euro gaining 11.2% since the start of the year. This is beginning to provide a tailwind for U.S. corporations due to foreign currency translation gains and stronger overseas volumes.

While the Fed may be looking to resume interest rate hikes, monetary policy remains accommodative and the outlook is for a gentle process in managing the future direction. This has helped equity markets keep financing costs low and risk appetites elevated.

While domestic markets put on a good show, their results were second fiddle to global markets, which saw double-digit returns in most major markets. The firming in economic growth in Europe and Japan also led to stronger earnings growth which helped to propel these markets higher. The MSCI All-Country World ex-USD (Net) Index10 was up over 12% for the reporting period. Gains in the developed international economies filtered down into emerging markets, which saw their equity markets gain 16.1% during the semi-annual period as measured by the MSCI Emerging Market Index11.

Below are returns of certain equity indices for the semi-annual period from May to October:

S&P 500 Index	Russell 2000 Index	Dow Jones Industrial Average[12]	NASDAQ Composite Index[13]	MSCI All Country World ex-USD (Net) Index
9.10%	8.01%	13.00%	11.85%	12.06%

We appreciate and will continue to work hard to earn the confidence and belief you have in us. For our part, the Trust remains committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals.

Sincerely,

Christopher D. Randall

President

November 14, 2017

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

iii

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

1. Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

2. Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

3. Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.

4. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5. Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6. Bloomberg Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

7. Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9. Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion.

10. MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11. MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12. Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

13. NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

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1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,012.90	$4.46	0.88%
Class I	$1,000.00	$1,014.60	$2.79	0.55%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.77	$4.48	0.88%
Class I	$1,000.00	$1,022.43	$2.80	0.55%
WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$1,007.10	$4.25	0.84%
Class I	$1,000.00	$1,009.70	$2.68	0.53%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.53	$2.70	0.53%
WILMINGTON SHORT-TERM BOND FUND
Actual
Class A	$1,000.00	$1,004.80	$3.69	0.73%
Class I	$1,000.00	$1,006.10	$2.43	0.48%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class I	$1,000.00	$1,022.79	$2.45	0.48%
WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,017.50	$3.76	0.74%
Class I	$1,000.00	$1,018.00	$2.49	0.49%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

2

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,014.20	$4.26	0.84%
Class I	$1,000.00	$1,014.60	$3.00	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	46.8%
U.S. Treasury	30.4%
Mortgage-Backed Securities	19.0%
Commercial Paper	2.2%
Government Agencies	1.0%
Collateralized Mortgage Obligations	0.7%
Enhanced Equipment Trust Certificates	0.2%
Asset-Backed Security	0.1%
Cash Equivalents[1]	2.5%
Other Assets and Liabilities – Net[2]	(2.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(4)	Represent less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	20.5%
U.S. Treasury	30.4%
AAA / Aaa	0.2%
AA / Aa	1.4%
A / A	11.0%
BBB / Baa	32.7%
BB / Ba	1.9%
D4	0.0%
Not Rated	4.8%
Other Assets and Liabilities – Net[2]	(2.9)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.1%

FINANCIAL SERVICES – 0.1%

LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26Ω	$477,587	$498,569

TOTAL ASSET-BACKED SECURITY
(COST $477,587)		$498,569

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool Q33547, 3.50%, 5/01/45	1,137,550	1,173,537

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	204	208

Description	Par Value	Value

Series 2005-29, Class WC, 4.75%, 4/25/35	$27,782	$29,958

Series 2012-114, Class VM, 3.50%, 10/25/25	1,782,123	1,859,913

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,890,079

WHOLE LOAN – 0.1%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.58%, 2/25/34Δ	100,336	101,166

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	77,085	77,446

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.76%, 11/25/35Δ	191,312	182,518

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

4

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$175,964	$177,972

TOTAL WHOLE LOAN		$539,102

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $3,727,992)		$3,602,718

COMMERCIAL PAPER – 2.2%◆

COMMERCIAL PAPER – 2.2%
Entergy Corp., 1.34%, 11/01/17	5,000,000	4,999,818

Sysco Corp., 1.35%, 11/01/17	5,955,000	5,954,782

TOTAL COMMERCIAL PAPER		$10,954,600

TOTAL COMMERCIAL PAPER
(COST $10,955,000)		$10,954,600

CORPORATE BONDS – 46.8%

AEROSPACE & DEFENSE – 1.7%

L3 Technologies, Inc.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,063,450

Lockheed Martin Corp.,
Sr. Unsecured, 1.85%, 11/23/18	2,000,000	1,998,975

Lockheed Martin Corp.,
Sr. Unsecured, 4.70%, 5/15/46	975,000	1,110,693

Northrop Grumman Corp.,
Sr. Unsecured, 2.93%, 1/15/25	1,000,000	1,003,629

Northrop Grumman Corp.,
Sr. Unsecured, 4.03%, 10/15/47	1,765,000	1,819,782

Rockwell Collins, Inc.,
Sr. Unsecured, 3.50%, 3/15/27	1,600,000	1,644,762

TOTAL AEROSPACE & DEFENSE		$8,641,291

AUTOMOTIVE – 1.5%

Daimler Finance North America LLC,
Company Guaranteed, 2.30%, 1/06/20Ω	2,000,000	2,008,340

Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21Ω	250,000	262,526

Ford Motor Credit Co. LLC,
Sr. Unsecured, 2.15%, 1/09/18	650,000	650,579

Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	550,592

Ford Motor Credit Co. LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	476,395

General Motors Co.,
Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,156,062

General Motors Financial Co., Inc.,
Company Guaranteed, 2.40%, 5/09/19	1,430,000	1,436,406

General Motors Financial Co., Inc.,
Company Guaranteed, 2.35%, 10/04/19	1,000,000	1,003,011

TOTAL AUTOMOTIVE		$7,543,911

BEVERAGES – 0.8%

Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 4.90%, 2/01/46	1,125,000	1,267,719

Description	Par Value	Value
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.60%, 1/15/19	$1,900,000	$1,912,175

Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.53%, 11/15/21	1,000,000	1,001,843

TOTAL BEVERAGES		$4,181,737

BIOTECHNOLOGY – 1.6%

Amgen, Inc.,
Sr. Unsecured, 2.13%, 5/01/20	2,000,000	1,998,625

Amgen, Inc.,
Sr. Unsecured, 4.40%, 5/01/45	2,130,000	2,256,208

Celgene Corp.,
Sr. Unsecured, 2.25%, 5/15/19	1,500,000	1,504,050

Celgene Corp.,
Sr. Unsecured, 2.75%, 2/15/23	1,305,000	1,304,073

Gilead Sciences, Inc.,
Sr. Unsecured, 4.60%, 9/01/35	650,000	725,660

TOTAL BIOTECHNOLOGY		$7,788,616

BUILDING PRODUCTS – 0.0%**

Johnson Controls International PLC,
Sr. Unsecured, 4.63%, 7/02/44	100,000	107,854

CAPITAL MARKETS – 2.0%

Bank of New York Mellon Corp. (The),
Subordinated, MTN, 3.00%, 10/30/28	775,000	756,331

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	266,459

Charles Schwab Corp. (The),
Sr. Unsecured, 2.20%, 7/25/18	1,370,000	1,375,409

Charles Schwab Corp. (The),
Sr. Unsecured, 4.45%, 7/22/20	250,000	266,153

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 2.52%, 4/23/20Δ	425,000	432,566

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 2.52%, 9/15/20Δ	1,425,000	1,453,053

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, 3.00%, 4/26/22	915,000	923,127

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	800,000	798,570

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	2,080,000	2,096,451

Morgan Stanley,
Sr. Unsecured, MTN, 3.13%, 7/27/26	340,000	335,696

Morgan Stanley,
Subordinated, GMTN, 4.35%, 9/08/26	505,000	530,631

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	847,000	861,216

TOTAL CAPITAL MARKETS		$10,095,662

COMMERCIAL BANKS – 4.7%

BB&T Corp.,
Sr. Unsecured, MTN, 2.45%, 1/15/20	1,640,000	1,657,350

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

BB&T Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 1.99%, 4/01/22Δ	$2,000,000	$2,019,110

Branch Banking & Trust Co.,
Subordinated, 3.80%, 10/30/26	1,000,000	1,051,971

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,292,988

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	530,000	564,400

KeyBank NA,
Sr. Unsecured, 1.70%, 6/01/18	2,500,000	2,501,230

KeyCorp,
Sr. Unsecured, MTN, 2.90%, 9/15/20	750,000	764,334

PNC Bank NA,
Sr. Unsecured, BKNT, 2.40%, 10/18/19	1,500,000	1,513,951

PNC Bank NA,
Subordinated Note, BKNT, 2.95%, 1/30/23	350,000	355,778

PNC Financial Services Group, Inc. (The),
Subordinated, 3.90%, 4/29/24	1,500,000	1,575,802

SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	2,000,000	2,017,971

SunTrust Banks, Inc.,
Sr. Unsecured, 2.90%, 3/03/21	1,475,000	1,498,441

Toronto-Dominion Bank (The),
Sr. Unsecured, GMTN, 1.75%, 7/23/18	2,500,000	2,502,428

US Bancorp,
Subordinated, MTN, 2.95%, 7/15/22	2,000,000	2,051,672

US Bank NA,
Sr. Unsecured, BKNT, 2.13%, 10/28/19	2,000,000	2,010,935

TOTAL COMMERCIAL BANKS		$23,378,361

COMMERCIAL FINANCE – 0.0%**
General Electric Co.,
Subordinated Note, 5.30%, 2/11/21	250,000	273,840

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	1,900,000	1,904,799

CONSUMER FINANCE – 1.2%

American Express Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.59%), 1.90%, 5/22/18Δ	655,000	656,410

American Express Credit Corp.,
Sr. Unsecured, MTN, 1.70%, 10/30/19	800,000	796,592

American Express Credit Corp.,
Sr. Unsecured, MTN, 2.20%, 3/03/20	1,000,000	1,002,860

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	750,000	754,490

Capital One Financial Corp.,
Sr. Unsecured, 2.40%, 10/30/20	1,365,000	1,364,865

Capital One NA,
Sr. Unsecured, 2.35%, 1/31/20	1,000,000	1,001,535

Capital One NA,
Sr. Unsecured, BKNT, 1.65%, 2/05/18	680,000	679,917

TOTAL CONSUMER FINANCE		$6,256,669

Description	Par Value	Value

DIVERSIFIED FINANCIAL SERVICES – 4.1%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	$1,275,000	$1,276,002

Bank of America Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 1.07%), 2.39%, 3/22/18Δ	1,500,000	1,505,915

Bank of America Corp.,
Sr. Unsecured, MTN, 3.25%, 10/21/27	1,095,000	1,077,148

Bank of America Corp.,
Subordinated, MTN, 4.25%, 10/22/26	1,000,000	1,052,394

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	465,709

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 4/27/18	1,685,000	1,684,805

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	281,369

Citigroup, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	2,060,000	2,054,994

Citigroup, Inc.,
Subordinated, 4.13%, 7/25/28	1,150,000	1,187,500

Commonwealth Bank of Australia,
Sr. Unsecured, (3 Month USD LIBOR + 0.40%), 1.71%, 3/12/18Δ,Ω	1,000,000	1,001,331

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,335,132

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	151,357

JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	107,697

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 2.30%, 8/15/21	700,000	697,574

JPMorgan Chase & Co.,
Series H, Sr. Unsecured, 1.70%, 3/01/18	1,600,000	1,600,272

JPMorgan Chase Capital XXIII,
Limited Guarantee, (3 Month USD LIBOR + 1.00%), 2.32%, 5/15/47Δ	1,000,000	922,500

Wells Fargo & Co.,
Sr. Unsecured, 2.10%, 7/26/21	2,000,000	1,975,081

Wells Fargo & Co.,
Subordinated, MTN, 4.40%, 6/14/46	2,075,000	2,139,491

TOTAL DIVERSIFIED FINANCIAL SERVICES		$20,516,271

ELECTRIC – 2.2%

Baltimore Gas & Electric Co.,
Sr. Unsecured, 3.50%, 8/15/46	1,550,000	1,505,539
Commonwealth Edison Co., 1st Mortgage, 3.80%, 10/01/42	1,000,000	1,024,078

Consolidated Edison, Inc.,
Sr. Unsecured, 2.00%, 5/15/21	750,000	742,880

Dominion Energy, Inc.,
Sr. Unsecured, 2.50%, 12/01/19	1,500,000	1,509,555

DTE Energy Co.,
Series F, Sr. Unsecured, 3.85%, 12/01/23	305,000	319,465

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

6

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Entergy Arkansas, Inc., 1st Mortgage, 4.95%, 12/15/44	$1,000,000	$1,045,439

Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,381,502

FirstEnergy Corp., Sr. Unsecured, 3.90%, 7/15/27	800,000	817,320

FirstEnergy Transmission LLC, Sr. Unsecured, 4.35%, 1/15/25Ω	2,250,000	2,386,551

System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	520,910

TOTAL ELECTRIC		$11,253,239

ELECTRONICS – 0.4%

Corning, Inc., Sr. Unsecured, 1.50%, 5/08/18	2,000,000	1,998,155

ENVIRONMENTAL CONTROL – 0.6%

Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	1,255,000	1,301,669

Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	1,520,000	1,601,087

TOTAL ENVIRONMENTAL CONTROL		$2,902,756

FOOD – 0.1%

Kraft Heinz Foods Co., Company Guaranteed, 5.20%, 7/15/45	500,000	546,590

FOOD & STAPLES RETAILING – 0.8%

Kroger Co. (The), Sr. Unsecured, 2.95%, 11/01/21	1,750,000	1,773,012

Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	2,060,000	2,059,807

TOTAL FOOD & STAPLES RETAILING		$3,832,819

FOOD PRODUCTS – 0.1%

McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	502,505

FOREST PRODUCTS & PAPER – 0.7%

International Paper Co., Sr. Unsecured, 4.75%, 2/15/22	1,665,000	1,815,498

International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	1,500,000	1,555,556

TOTAL FOREST PRODUCTS & PAPER		$3,371,054

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%

Abbott Laboratories, Sr. Unsecured, 2.35%, 11/22/19	1,275,000	1,283,198

Becton Dickinson & Co., Sr. Unsecured, 3.70%, 6/06/27	3,000,000	3,028,335

Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.70%, 5/01/20	1,000,000	1,060,089

Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.30%, 2/15/22	1,100,000	1,135,914

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$6,507,536

HEALTH CARE PROVIDERS & SERVICES – 1.5%

Anthem, Inc., Sr. Unsecured, 2.30%, 7/15/18	2,500,000	2,509,534

Description	Par Value	Value

Cardinal Health, Inc., Sr. Unsecured, 3.08%, 6/15/24	$2,080,000	$2,069,397

Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	649,689

UnitedHealth Group, Inc., Sr. Unsecured, 1.40%, 12/15/17	450,000	449,922

UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	1,350,000	1,338,204

UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	297,766

TOTAL HEALTH CARE PROVIDERS & SERVICES		$7,314,512

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,618,910

HOUSEHOLD PRODUCTS – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	870,000	860,089

INSURANCE – 2.5%

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	1,450,000	1,540,970

CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,102,713

CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	950,000	988,335

Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,062,830

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	1,380,000	1,403,880

MetLife, Inc., Series A, Sr. Unsecured, 6.82%, 8/15/18	3,000,000	3,119,174

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	256,377

WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,075,542

WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	1,715,000	1,816,789

TOTAL INSURANCE		$12,366,610

MEDIA – 1.3%

21st Century Fox America, Inc., Company Guaranteed, 4.75%, 11/15/46	1,000,000	1,080,991

CBS Corp., Company Guaranteed, 4.60%, 1/15/45	1,100,000	1,107,205

Charter Communications Operating LLC, Sr. Secured, 3.58%, 7/23/20	1,500,000	1,536,620

Discovery Communications LLC, Company Guaranteed, 3.95%, 3/20/28	1,000,000	993,864

Time Warner, Inc., Company Guaranteed, 4.85%, 7/15/45	1,190,000	1,193,333

Walt Disney Co. (The), Sr. Unsecured, GMTN, 4.13%, 6/01/44#	565,000	596,410

TOTAL MEDIA		$6,508,423

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

METALS & MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	$1,000,000	$1,168,135

MISCELLANEOUS MANUFACTURING – 0.5%

Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 2.63%, 5/01/20	1,135,000	1,142,203

Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	480,000	497,188

Textron, Inc., Sr. Unsecured, 3.88%, 3/01/25	750,000	781,699

TOTAL MISCELLANEOUS MANUFACTURING		$2,421,090

OIL & GAS – 2.4%

Canadian Natural Resources Ltd., Sr. Unsecured, GMTN, 4.95%, 6/01/47	1,000,000	1,090,870

Chevron Corp., Sr. Unsecured, 1.72%, 6/24/18	2,000,000	2,002,658

ConocoPhillips Co., Company Guaranteed, 4.20%, 3/15/21	335,000	354,381

Exxon Mobil Corp., Sr. Unsecured, 1.82%, 3/15/19	925,000	927,435

Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	1,500,000	1,537,775

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	745,000	767,743

Phillips 66, Company Guaranteed, 4.30%, 4/01/22	1,450,000	1,555,857

Schlumberger Holdings Corp., Sr. Unsecured, 3.63%, 12/21/22Ω	1,500,000	1,552,852

Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,405,155

Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	563,000	617,320

TOTAL OIL & GAS		$11,812,046

PHARMACEUTICALS – 1.5%

AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	1,485,000	1,497,617

AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	460,000	480,642

Express Scripts Holding Co., Company Guaranteed, 4.80%, 7/15/46	2,000,000	2,082,473

Medco Health Solutions, Inc., Company Guaranteed, 4.13%, 9/15/20	940,000	985,920

Medtronic, Inc., Company Guaranteed, 1.50%, 3/15/18	700,000	700,162

Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed, 4.10%, 10/01/46#	1,000,000	798,420

Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	1,005,000	990,689

TOTAL PHARMACEUTICALS		$7,535,923

PIPELINES – 2.8%

Energy Transfer LP, Sr. Unsecured, 2.50%, 6/15/18	1,000,000	1,004,012

Description	Par Value	Value

Energy Transfer LP, Sr. Unsecured, 3.60%, 2/01/23	$870,000	$889,889

Energy Transfer LP, Sr. Unsecured, 5.30%, 4/15/47	2,250,000	2,249,569

Enterprise Products Operating LLC, Company Guaranteed, 4.95%, 10/15/54	500,000	540,352

Enterprise Products Operating LLC, Series B, Company Guaranteed, (3 Month USD LIBOR + 2.68%), 7.03%, 1/15/68Δ	2,000,000	2,017,544

Kinder Morgan Energy Partners LP, Company Guaranteed, 2.65%, 2/01/19	1,965,000	1,977,363

Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 9/01/44	1,000,000	1,048,815

MPLX LP, Sr. Unsecured, 5.20%, 3/01/47	1,065,000	1,143,078

ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	1,000,000	1,180,873

Spectra Energy Partners LP, Sr. Unsecured, 3.50%, 3/15/25	670,000	681,210

Spectra Energy Partners LP, Sr. Unsecured, 4.50%, 3/15/45	1,125,000	1,158,766

TOTAL PIPELINES		$13,891,471

REAL ESTATE INVESTMENT TRUSTS – 3.9%

American Tower Corp., Sr. Unsecured, 3.40%, 2/15/19	2,000,000	2,034,600

American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	415,000	457,522

American Tower Corp., Sr. Unsecured, 3.13%, 1/15/27	1,000,000	966,277

AvalonBay Communities, Inc., Sr. Unsecured, GMTN, 3.63%, 10/01/20	1,145,000	1,189,035

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	1,420,000	1,440,030

Digital Realty Trust LP, Company Guaranteed, 3.40%, 10/01/20	2,115,000	2,178,967

Digital Realty Trust LP, Company Guaranteed, 3.63%, 10/01/22	1,100,000	1,143,421

HCP, Inc., Sr. Unsecured, 4.00%, 12/01/22	2,000,000	2,101,111

HCP, Inc., Sr. Unsecured, 4.20%, 3/01/24	450,000	472,344

Health Care REIT, Inc., Sr. Unsecured, 2.25%, 3/15/18	2,000,000	2,004,489

Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	274,182

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	695,000	706,692

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	915,000	919,351

Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,215,767

Prologis LP, Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,287,474

TOTAL REAL ESTATE INVESTMENT TRUSTS		$19,391,262

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

8

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

RETAIL – 0.6%

CVS Health Corp.,
Sr. Unsecured, 1.90%, 7/20/18	$2,000,000	$2,001,699

Nordstrom, Inc.,
Sr. Unsecured, 5.00%, 1/15/44	1,000,000	948,058

TOTAL RETAIL		$2,949,757

SEMICONDUCTORS – 0.2%

QUALCOMM, Inc.,
Sr. Unsecured, 3.25%, 5/20/27	1,000,000	1,002,235

SOFTWARE – 0.9%

Microsoft Corp.,
Sr. Unsecured, 4.75%, 11/03/55	1,000,000	1,171,914

Oracle Corp.,
Sr. Unsecured, 4.30%, 7/08/34	1,730,000	1,897,442

Oracle Corp.,
Sr. Unsecured, 4.00%, 7/15/46	1,300,000	1,336,810

TOTAL SOFTWARE		$4,406,166

TELECOMMUNICATIONS – 1.8%

AT&T, Inc.,
Sr. Unsecured, 1.40%, 12/01/17	1,731,000	1,730,971

AT&T, Inc.,
Sr. Unsecured, 2.38%, 11/27/18	2,000,000	2,012,354

AT&T, Inc.,
Sr. Unsecured, 4.50%, 5/15/35	845,000	825,827

AT&T, Inc.,
Sr. Unsecured, 5.15%, 2/14/50	1,000,000	985,795

Cisco Systems, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.34%), 1.67%, 9/20/19Δ	1,600,000	1,608,595

Verizon Communications, Inc.,
Sr. Unsecured, 4.86%, 8/21/46	2,000,000	2,020,967

TOTAL TELECOMMUNICATIONS		$9,184,509

TRANSPORTATION – 1.3%

FedEx Corp.,
Company Guaranteed, 4.10%, 2/01/45	685,000	683,726

Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	264,923

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,157,775

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.45%, 9/03/19	2,450,000	2,465,545

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	980,000	971,930

Union Pacific Corp.,
Sr. Unsecured, 4.38%, 11/15/65	1,000,000	1,077,252

TOTAL TRANSPORTATION		$6,621,151

TRUCKING & LEASING – 0.7%

GATX Corp.,
Sr. Unsecured, 3.25%, 9/15/26	1,065,000	1,050,519

Description	Par Value	Value
GATX Corp.,
Sr. Unsecured, 3.85%, 3/30/27	$1,500,000	$1,543,270

GATX Corp.,
Sr. Unsecured, 5.20%, 3/15/44#	640,000	721,982

TOTAL TRUCKING & LEASING		$3,315,771

TOTAL CORPORATE BONDS (COST $229,271,308)		$233,971,725

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

American Airlines 2011-1,
Series A, Pass-Through Certificates, 5.25%, 1/31/21	254,817	270,749

Continental Airlines 2009-2,
Series A, Pass-Through Certificates, 7.25%, 11/10/19	162,715	177,059

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	242,139	277,899

Delta Air Lines, 2009-1,
Series A, Pass-Through Certificates, 7.75%, 12/17/19	171,022	185,699

TOTAL AIRLINES		$911,406

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $830,693)		$911,406

GOVERNMENT AGENCIES – 1.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 0.7%

1.25%, 10/02/19	1,300,000	1,290,424

1.75%, 5/30/19#	2,000,000	2,005,239

2.38%, 1/13/22	125,000	126,946

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,422,609
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 5/15/29	750,000	1,008,470

7.25%, 5/15/30	400,000	588,060

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,596,530

TOTAL GOVERNMENT AGENCIES (COST $4,774,834)		$5,019,139

MORTGAGE-BACKED SECURITIES – 19.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 9.7%

Pool B17616, 5.50%, 1/01/20	40,761	40,844

Pool G12709, 5.00%, 7/01/22	39,906	40,862

Pool C00478, 8.50%, 9/01/26	13,963	16,251

Pool E09010, 2.50%, 9/01/27	997,784	1,013,031

Pool G18497, 3.00%, 1/01/29	124,460	127,575

Pool C01272, 6.00%, 12/01/31	26,852	30,302

Pool A13990, 4.50%, 10/01/33	36,992	39,829

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

9

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool G01625, 5.00%, 11/01/33	$36,131	$39,235

Pool G08097, 6.50%, 11/01/35	15,779	17,537

Pool G02296, 5.00%, 6/01/36	190,752	207,077

Pool G02390, 6.00%, 9/01/36	6,658	7,512

Pool G05317, 5.00%, 4/01/37	749,493	813,677

Pool G03703, 5.50%, 12/01/37	19,816	21,906

Pool G04776, 5.50%, 7/01/38	64,002	70,866

Pool G05500, 5.00%, 5/01/39	670,177	727,521

Pool A93415, 4.00%, 8/01/40	1,721,108	1,813,049

Pool A93505, 4.50%, 8/01/40	1,286,460	1,380,202

Pool A93996, 4.50%, 9/01/40	1,038,538	1,114,228

Pool G06222, 4.00%, 1/01/41	1,826,552	1,924,237

Pool A97047, 4.50%, 2/01/41	994,968	1,066,840

Pool G06956, 4.50%, 8/01/41	979,102	1,049,959

Pool C03750, 3.50%, 2/01/42	379,825	391,853

Pool C03849, 3.50%, 4/01/42	189,653	195,669

Pool Q08305, 3.50%, 5/01/42	1,098,207	1,135,398

Pool C04305, 3.00%, 11/01/42	2,898,469	2,902,729

Pool C09020, 3.50%, 11/01/42	2,724,509	2,813,676

Pool G07266, 4.00%, 12/01/42	2,499,760	2,631,385

Pool C04444, 3.00%, 1/01/43	105,744	106,487

Pool C09029, 3.00%, 3/01/43	482,853	486,246

Pool G08534, 3.00%, 6/01/43	605,574	609,831

Pool Q19476, 3.50%, 6/01/43	1,122,807	1,159,578

Pool C09044, 3.50%, 7/01/43	1,313,552	1,356,470

Pool G07889, 3.50%, 8/01/43	1,196,244	1,230,044

Pool G07624, 4.00%, 12/01/43	1,112,730	1,177,772

Pool G60038, 3.50%, 1/01/44	5,825,938	6,016,693

Pool G07680, 4.00%, 4/01/44	1,869,749	1,978,677

Pool G07943, 4.50%, 8/01/44	141,889	151,507

Pool G08607, 4.50%, 9/01/44	859,405	917,701

Pool Q36970, 4.00%, 10/01/45	575,081	604,248

Pool G60384, 4.50%, 12/01/45	97,212	104,216

Pool Q39438, 4.00%, 3/01/46	4,373,039	4,589,045

Pool Q39644, 3.50%, 3/01/46	5,229,765	5,378,027

Pool G08705, 3.00%, 5/01/46	353,226	353,747

Pool G08708, 4.50%, 5/01/46	747,709	798,549

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$48,652,088

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.2%

Pool 695818, 5.00%, 4/01/18	4,669	4,691

Pool 254759, 4.50%, 6/01/18	6,390	6,416

Pool 254833, 4.50%, 8/01/18	1,471	1,477

Pool 975207, 5.00%, 3/01/23	53,559	54,830

Pool AE2520, 3.00%, 1/01/26	465,175	478,347

Pool 329794, 7.00%, 2/01/26	19,690	21,377

Pool 256639, 5.00%, 2/01/27	14,931	16,269

Description	Par Value	Value

Pool 256752, 6.00%, 6/01/27	$23,151	$26,068

Pool 402255, 6.50%, 12/01/27	1,383	1,419

Pool AB8997, 2.50%, 4/01/28	211,483	212,495

Pool AS4480, 2.50%, 2/01/30	1,288,306	1,296,842

Pool AS7462, 2.50%, 6/01/31	501,009	503,410

Pool 254007, 6.50%, 10/01/31	14,460	16,094

Pool 638023, 6.50%, 4/01/32	54,130	58,344

Pool 642345, 6.50%, 5/01/32	51,174	57,714

Pool 651292, 6.50%, 7/01/32	67,829	70,583

Pool 686398, 6.00%, 3/01/33	153,142	169,461

Pool 745412, 5.50%, 12/01/35	24,782	27,492

Pool 888789, 5.00%, 7/01/36	284,178	310,012

Pool 256515, 6.50%, 12/01/36	16,162	18,009

Pool AE0217, 4.50%, 8/01/40	159,477	171,442

Pool AB1796, 3.50%, 11/01/40	976,428	1,010,801

Pool AH5583, 4.50%, 2/01/41	467,647	501,578

Pool 890551, 4.50%, 8/01/41	93,386	100,166

Pool AL0658, 4.50%, 8/01/41	542,678	582,075

Pool AL1319, 4.50%, 10/01/41	1,017,235	1,090,989

Pool AL6302, 4.50%, 10/01/41	939,284	1,008,522

Pool AX5302, 4.00%, 1/01/42	1,568,968	1,656,099

Pool AK4523, 4.00%, 3/01/42	1,748,195	1,838,655

Pool AL2034, 4.50%, 4/01/42	222,947	239,242

Pool AB7936, 3.00%, 2/01/43	1,849,737	1,851,883

Pool AL3761, 4.50%, 2/01/43	352,271	379,610

Pool MA1458, 3.00%, 6/01/43	560,472	563,202

Pool AT7899, 3.50%, 7/01/43	3,384,234	3,484,130

Pool AS0302, 3.00%, 8/01/43	4,998,066	5,032,464

Pool AU4279, 3.00%, 9/01/43	976,130	982,856

Pool AL5537, 4.50%, 4/01/44	442,900	475,517

Pool AS3155, 4.00%, 8/01/44	117,162	122,988

Pool AX0833, 3.50%, 9/01/44	1,100,569	1,136,480

Pool AL6325, 3.00%, 10/01/44	3,245,034	3,267,376

Pool AS5136, 4.00%, 6/01/45	486,544	511,279

Pool AZ7362, 4.00%, 11/01/45	1,355,460	1,424,227

Pool AZ9565, 3.50%, 12/01/45	2,124,619	2,188,123

Pool BC0326, 3.50%, 12/01/45	1,680,001	1,727,581

Pool BC0245, 3.00%, 2/01/46	898,994	901,426

Pool BC0830, 3.00%, 4/01/46	1,345,327	1,346,889

Pool AS7568, 4.50%, 7/01/46	307,401	329,815

Pool BC9003, 3.00%, 11/01/46	1,617,490	1,619,375

Pool TBA, 5.00%, 11/01/47	6,700,000	7,276,828

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$46,172,968

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.1%

Pool 373335, 7.50%, 5/15/22	7,023	7,228

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

10

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool 354677, 7.50%, 10/15/23	$14,663	$17,061

Pool 354713, 7.50%, 12/15/23	12,700	14,636

Pool 354765, 7.00%, 2/15/24	24,483	27,019

Pool 354827, 7.00%, 5/15/24	18,976	20,458

Pool 360869, 7.50%, 5/15/24	19,722	20,315

Pool 385623, 7.00%, 5/15/24	26,173	28,907

Pool 2077, 7.00%, 9/20/25	7,506	8,362

Pool 503405, 6.50%, 4/15/29	27,753	30,470

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$174,456

TOTAL MORTGAGE-BACKED SECURITIES (COST $95,886,009)		$94,999,512

U.S. TREASURY – 30.4%

U.S. TREASURY BONDS – 5.1%

2.50%, 2/15/45	2,135,000	1,985,363

2.50%, 2/15/46	280,000	259,502

2.88%, 8/15/45	300,000	300,306

3.00%, 5/15/42	500,000	515,815

3.00%, 11/15/44	2,000,000	2,054,227

3.00%, 5/15/45	2,000,000	2,052,357

3.00%, 11/15/45	765,000	784,431

3.00%, 2/15/47	1,098,000	1,125,039

3.00%, 5/15/47	1,695,000	1,736,742

3.13%, 8/15/44	6,637,000	6,976,669

3.63%, 2/15/44	2,106,000	2,411,900

3.63%, 8/15/43	881,000	1,007,587

3.75%, 11/15/43	365,000	426,344

5.25%, 2/15/29#	500,000	640,846

5.38%, 2/15/31	600,000	799,514

6.25%, 5/15/30#	500,000	706,182

6.38%, 8/15/27#	450,000	609,235

8.88%, 2/15/19#	1,130,000	1,236,544

TOTAL U.S. TREASURY BONDS		$25,628,603

U.S. TREASURY NOTES – 25.3%

1.13%, 6/15/18	1,000,000	998,781

1.25%, 10/31/18	2,085,000	2,079,890

1.25%, 1/31/19	250,000	249,195

1.38%, 3/31/20#	3,300,000	3,276,571

1.38%, 6/30/18	5,300,000	5,300,174

1.38%, 9/30/18	1,240,000	1,238,893

1.38%, 2/28/19	2,500,000	2,495,476

1.50%, 12/31/18	2,486,000	2,485,754

1.50%, 1/31/19	9,400,000	9,399,110

1.50%, 5/31/19#	535,000	534,624

1.50%, 11/30/19	1,145,000	1,142,225

1.63%, 3/31/19	820,000	821,210

1.63%, 11/30/20	1,710,000	1,702,977

Description	Par Value	Value

1.63%, 5/31/23	$12,400,000	$12,091,601

1.63%, 2/15/26	3,000,000	2,843,046

1.63%, 5/15/26	4,695,000	4,439,118

1.63%, 8/15/22	6,000,000	5,901,301

1.63%, 11/15/22	1,928,000	1,891,475

1.75%, 9/30/19	5,700,000	5,716,567

1.75%, 3/31/22	5,000,000	4,955,992

1.75%, 5/15/22	380,000	376,597

1.75%, 5/15/23	2,000,000	1,964,008

1.88%, 6/30/20	5,845,000	5,871,142

2.00%, 11/15/21	1,000,000	1,004,316

2.00%, 4/30/24	10,195,000	10,078,646

2.00%, 2/15/25	4,655,000	4,574,308

2.00%, 8/15/25	295,000	288,921

2.00%, 11/15/26	4,180,000	4,060,005

2.13%, 6/30/22	6,615,000	6,653,978

2.13%, 5/15/25	2,500,000	2,475,038

2.13%, 8/15/21	3,750,000	3,785,085

2.25%, 7/31/18	500,000	503,144

2.25%, 7/31/21	6,600,000	6,690,618

2.25%, 11/15/25	230,000	229,108

2.38%, 8/15/24	5,600,000	5,655,133

2.50%, 8/15/23	200,000	204,277

2.63%, 11/15/20	500,000	512,869

3.13%, 5/15/19	750,000	767,870

3.63%, 2/15/20	750,000	783,229

4.00%, 8/15/18	500,000	510,020

TOTAL U.S. TREASURY NOTES		$126,552,292

TOTAL U.S. TREASURY (COST $151,577,273)		$152,180,895
	Number of Shares

MONEY MARKET FUND – 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	2,881,736	$2,881,736

TOTAL MONEY MARKET FUND (COST $2,881,736)		$2,881,736

TOTAL INVESTMENTS IN SECURITIES – 101.0% (COST $500,382,432)		$505,020,300

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

11

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.9%

REPURCHASE AGREEMENTS – 1.9%

BNP Paribas SA, 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,779,264, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $1,814,796.	$1,779,212	$1,779,212

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $1,779,265, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $1,814,797.	1,779,212	1,779,212

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $1,779,265, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $1,814,389.	1,779,212	1,779,212

Nomura Securities International, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $1,779,264, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.25%, maturing 11/30/17 to 9/09/49; total market value of $1,814,796.	1,779,212	1,779,212

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $1,779,264, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $1,814,796.	1,779,212	1,779,212

Description	Par Value	Value

Royal Bank of Scotland PLC, 1.05%, dated 10/31/17, due 11/01/17, repurchase price $461,970, collateralized by U.S. Treasury Securities, 0.49% to 3.50%, maturing 2/15/18 to 11/15/42; total market value of $471,199.	$461,957	$461,957

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,358,017)		$9,358,017

TOTAL INVESTMENTS – 102.9% (COST $509,740,449)		$514,378,317

COLLATERAL FOR SECURITIES ON LOAN – (1.9%)		(9,358,017)

OTHER LIABILITIES LESS ASSETS – (1.0%)		(5,019,438)

TOTAL NET ASSETS – 100.0%		$500,000,862

Cost of investments for Federal income tax purposes is $509,740,449. The net unrealized appreciation/(depreciation) of investments was $4,637,868. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,515,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,877,897.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

12

PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$498,569	$—	$498,569
Collateralized Mortgage Obligations	—	3,602,718	—	3,602,718
Commercial Paper	—	10,954,600	—	10,954,600
Corporate Bonds	—	233,971,725	—	233,971,725
Enhanced Equipment Trust Certificates	—	911,406	—	911,406
Government Agencies	—	5,019,139	—	5,019,139
Mortgage-Backed Securities	—	94,999,512	—	94,999,512
U.S. Treasury	—	152,180,895	—	152,180,895
Money Market Fund	2,881,736	—	—	2,881,736
Repurchase Agreements	—	9,358,017	—	9,358,017

Total	$2,881,736	$511,496,581	$—	$514,378,317

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Variable rate security. Rate disclosed is as of the period date. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

◆	The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $9,045,301 representing 1.8% of total net assets.

**	Represents less than 0.05%

The following acronyms are used throughout this Fund:
BKNT - Bank Note	LP - Limited Partnership
FHLMC - Federal Home Loan Mortgage Corporation	MTN - Medium Term Note
FNMA - Federal National Mortgage Association	NA - National Association
GMTN - Global Medium Term Note	PLC - Public Limited Company
GNMA - Government National Mortgage Association	REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate	TBA -To Be Announced Security
LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	61.9%
U.S. Treasury	32.0%
Government Agencies	2.9%
Commercial Paper	1.5%
Mortgage-Backed Securities	1.4%
Adjustable Rate Mortgage[4]	0.0%
Cash Equivalents[1]	3.2%
Other Assets and Liabilities – Net[2]	(2.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(4)	Represent less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	4.3%
U.S. Treasury	32.0%
AAA / Aaa	0.5%
AA / Aa	1.2%
A / A	12.2%
BBB / Baa	44.4%
BB / Ba	3.6%
Not Rated	4.7%
Other Assets and Liabilities – Net[2]	(2.9)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%), 3.59%, 5/01/33Δ	$21,950	$23,036

TOTAL ADJUSTABLE RATE MORTGAGE
(COST $21,920)		$23,036

COMMERCIAL PAPER – 1.5%◆

COMMERCIAL PAPER – 1.5%

Sysco Corp., 1.35%, 11/01/17	1,400,000	1,399,949

TOTAL COMMERCIAL PAPER
(COST $1,400,000)		$1,399,949

CORPORATE BONDS – 61.9%

AEROSPACE & DEFENSE – 1.8%

L3 Technologies, Inc.,
Company Guaranteed, 4.75%, 7/15/20	750,000	797,588

Description	Par Value	Value

Lockheed Martin Corp., Sr. Unsecured, 3.10%, 1/15/23	$500,000	$512,783

Rockwell Collins, Inc., Sr. Unsecured, 1.95%, 7/15/19	150,000	149,951

United Technologies Corp., Sr. Unsecured, 1.50%, 11/01/19	150,000	148,890

TOTAL AEROSPACE & DEFENSE		$ 1,609,212

AUTO MANUFACTURERS – 0.2%

General Motors Co., Sr. Unsecured, 3.50%, 10/02/18	220,000	223,234

AUTOMOTIVE – 2.4%

Ford Motor Credit Co. LLC, Series 1, Sr. Unsecured, (3 Month USD LIBOR + 0.83%), 2.14%, 3/12/19Δ	1,000,000	1,005,402

General Motors Financial Co., Inc., Company Guaranteed, 2.40%, 5/09/19	700,000	703,136

Hyundai Capital America, Sr. Unsecured, 2.00%, 3/19/18Ω	250,000	250,097

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

14

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.37%), 1.68%, 3/12/20Δ	$250,000	$251,347

TOTAL AUTOMOTIVE		$2,209,982

BEVERAGES – 0.7%

Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 1.90%, 2/01/19	430,000	430,561
PepsiCo, Inc.,
Sr. Unsecured, 2.38%, 10/06/26	250,000	238,732

TOTAL BEVERAGES		$669,293

BIOTECHNOLOGY – 1.8%

Amgen, Inc.,
Sr. Unsecured, 2.13%, 5/01/20	500,000	499,656

Amgen, Inc.,
Sr. Unsecured, 2.20%, 5/11/20	270,000	270,637

Amgen, Inc.,
Sr. Unsecured, 2.25%, 8/19/23	225,000	218,988

Celgene Corp.,
Sr. Unsecured, 2.25%, 5/15/19	430,000	431,161

Celgene Corp.,
Sr. Unsecured, 2.75%, 2/15/23	260,000	259,815

TOTAL BIOTECHNOLOGY		$1,680,257

BUILDING PRODUCTS – 0.5%

Johnson Controls International PLC,
Sr. Unsecured, 3.63%, 7/02/24	400,000	416,205

CAPITAL MARKETS – 4.6%

Bank of New York Mellon Corp. (The),
Sr. Unsecured, MTN, 2.60%, 8/17/20	225,000	228,252

Bank of New York Mellon Corp. (The),
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.63%), 2.66%, 5/16/23Δ	400,000	401,022

Bank of New York Mellon Corp. (The),
Sr. Unsecured, MTN, 2.80%, 5/04/26	300,000	294,584

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	300,000	319,751

Charles Schwab Corp. (The),
Sr. Unsecured, 3.20%, 3/02/27	665,000	670,622

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.16%), 2.52%, 4/23/20Δ	500,000	508,901

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	210,000	209,625

Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	327,277

Morgan Stanley,
Sr. Unsecured, 3.63%, 1/20/27	500,000	508,720

State Street Corp.,
Subordinated, 3.10%, 5/15/23	250,000	255,034

TD Ameritrade Holding Corp.,
Sr. Unsecured, 2.95%, 4/01/22	450,000	457,553

TOTAL CAPITAL MARKETS		$4,181,341

Description	Par Value	Value

COMMERCIAL BANKS – 4.2%

BB&T Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.65%), 1.99%, 4/01/22Δ	$345,000	$348,296

Branch Banking & Trust Co.,
Subordinated, 3.63%, 9/16/25	500,000	521,308

Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	500,000	532,452

Huntington National Bank (The),
Sr. Unsecured, 2.40%, 4/01/20	350,000	351,523

KeyBank NA,
Sr. Unsecured, 1.70%, 6/01/18	500,000	500,246

KeyCorp,
Sr. Unsecured, MTN, 2.90%, 9/15/20	250,000	254,778

PNC Financial Services Group, Inc. (The),
Subordinated, 3.90%, 4/29/24	420,000	441,224

SunTrust Banks, Inc.,
Sr. Unsecured, 2.50%, 5/01/19	250,000	252,246

SunTrust Banks, Inc.,
Sr. Unsecured, 2.70%, 1/27/22	250,000	251,483

Toronto-Dominion Bank (The),
Sr. Unsecured, MTN, 2.13%, 4/07/21	370,000	368,440

TOTAL COMMERCIAL BANKS		$3,821,996

COMMERCIAL SERVICES & SUPPLIES – 1.1%

Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	450,000	451,137

Total System Services, Inc.,
Sr. Unsecured, 3.80%, 4/01/21	525,000	543,678

TOTAL COMMERCIAL SERVICES & SUPPLIES		$994,815

COMPUTERS – 0.8%

Hewlett Packard Enterprise Co.,
Sr. Unsecured, 2.10%, 10/04/19Ω	750,000	749,304

CONSUMER FINANCE – 1.7%

American Express Co.,
Sr. Unsecured, (3 Month USD LIBOR + 0.59%), 1.90%, 5/22/18Δ	500,000	501,076

American Express Credit Corp.,
Sr. Unsecured, MTN, 1.70%, 10/30/19	260,000	258,892

Capital One Financial Corp.,
Sr. Unsecured, 2.45%, 4/24/19	100,000	100,599

Capital One Financial Corp.,
Sr. Unsecured, 2.40%, 10/30/20	170,000	169,983

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.27%, 3/09/22Δ	250,000	251,288

Capital One NA,
Sr. Unsecured, (3 Month USD LIBOR + 0.77%), 2.08%, 9/13/19Δ	300,000	302,200

TOTAL CONSUMER FINANCE		$1,584,038

DIVERSIFIED FINANCIAL SERVICES – 5.7%

American Honda Finance Corp.,
Sr. Unsecured, MTN, 1.20%, 7/12/19	120,000	118,746

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

15

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	$250,000	$250,197

Bank of America Corp.,
Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.63%), 2.33%, 10/01/21Δ	350,000	349,059

Bank of America Corp.,
Sr. Unsecured, MTN, 2.50%, 10/21/22	415,000	411,013

Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	250,000	266,541

Bank of Montreal,
Sr. Unsecured, MTN, 1.50%, 7/18/19	250,000	248,424

Bank of Montreal,
Sr. Unsecured, MTN, 1.90%, 8/27/21	430,000	422,850

Berkshire Hathaway, Inc.,
Sr. Unsecured, 2.75%, 3/15/23	175,000	177,522

Canadian Imperial Bank of Commerce,
Sr. Unsecured, BKNT, 2.10%, 10/05/20	255,000	254,337

Citigroup, Inc.,
Sr. Unsecured, 2.45%, 1/10/20	450,000	452,730

Citigroup, Inc.,
Sr. Unsecured, 2.35%, 8/02/21	300,000	298,385

Citigroup, Inc.,
Sr. Unsecured, 2.75%, 4/25/22	250,000	250,830

HSBC USA, Inc.,
Sr. Unsecured, 2.00%, 8/07/18	220,000	220,565

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	252,261

JPMorgan Chase & Co.,
Sr. Unsecured, 2.55%, 10/29/20	250,000	252,219

JPMorgan Chase & Co.,
Series H, Sr. Unsecured, 1.70%, 3/01/18	500,000	500,085

Wells Fargo & Co.,
Sr. Unsecured, MTN, 2.55%, 12/07/20	200,000	201,763

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	250,000	264,634

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,192,161

ELECTRIC – 5.0%

Dominion Energy, Inc.,
Series B, Sr. Unsecured, 1.60%, 8/15/19	400,000	399,964

Duke Energy Indiana LLC,
1st Mortgage, 3.75%, 7/15/20	670,000	699,272

Entergy Corp.,
Sr. Unsecured, 2.95%, 9/01/26	505,000	489,561

Exelon Corp.,
Sr. Unsecured, 2.45%, 4/15/21	500,000	500,642

Exelon Generation Co. LLC,
Sr. Unsecured, 2.95%, 1/15/20	700,000	711,768

FirstEnergy Corp.,
Series B, Sr. Unsecured, 3.90%, 7/15/27	200,000	204,330

FirstEnergy Transmission LLC,
Sr. Unsecured, 4.35%, 1/15/25Ω	750,000	795,517

Description	Par Value	Value

Southern Co. (The),
Sr. Unsecured, 2.35%, 7/01/21	$500,000	$497,888

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	300,000	301,965

TOTAL ELECTRIC		$4,600,907

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc.,
Company Guaranteed, 2.40%, 5/15/23	160,000	157,493

FOOD & STAPLES RETAILING – 0.6%

Kroger Co. (The),
Sr. Unsecured, 2.30%, 1/15/19	250,000	250,858

Kroger Co. (The),
Sr. Unsecured, 2.95%, 11/01/21	250,000	253,287

TOTAL FOOD & STAPLES RETAILING		$504,145

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%

Abbott Laboratories,
Sr. Unsecured, 2.35%, 11/22/19	450,000	452,894

Becton Dickinson & Co.,
Sr. Unsecured, 3.36%, 6/06/24	1,000,000	1,010,641

Medtronic Global Holdings SCA,
Company Guaranteed, 1.70%, 3/28/19	400,000	399,636

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 4.70%, 5/01/20	500,000	530,045

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,393,216

HEALTH CARE PROVIDERS & SERVICES – 1.9%

Aetna, Inc.,
Sr. Unsecured, 1.70%, 6/07/18	175,000	175,099

Anthem, Inc.,
Sr. Unsecured, 2.30%, 7/15/18	500,000	501,907

Cardinal Health, Inc.,
Sr. Unsecured, 1.95%, 6/14/19	180,000	179,670

Cardinal Health, Inc.,
Sr. Unsecured, 3.20%, 3/15/23	350,000	354,282

Cardinal Health, Inc.,
Sr. Unsecured, 3.41%, 6/15/27	200,000	198,565

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.38%, 10/15/22	300,000	299,353

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,708,876

HOME FURNISHINGS – 0.5%

Whirlpool Corp.,
Sr. Unsecured, 1.65%, 11/01/17	250,000	250,000

Whirlpool Corp.,
Sr. Unsecured, 2.40%, 3/01/19	220,000	219,857

TOTAL HOME FURNISHINGS		$469,857

INSURANCE – 1.7%

Aon PLC,
Company Guaranteed, 2.80%, 3/15/21	240,000	242,321

Aon PLC,
Company Guaranteed, 4.00%, 11/27/23	250,000	265,684

Hartford Financial Services Group, Inc. (The),
Sr. Unsecured, 5.13%, 4/15/22	360,000	397,561

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

16

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MetLife, Inc.,
Sr. Unsecured, 3.60%, 4/10/24	$500,000	$524,994

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	125,000	125,455

TOTAL INSURANCE		$1,556,015

MEDIA – 1.5%

CBS Corp.,
Company Guaranteed, 3.38%, 3/01/22	350,000	360,287

Charter Communications Operating LLC,
Sr. Secured, 3.58%, 7/23/20	500,000	512,206

Discovery Communications LLC,
Company Guaranteed, 2.95%, 3/20/23	220,000	219,220

Time Warner, Inc.,
Company Guaranteed, 2.95%, 7/15/26	270,000	256,541

TOTAL MEDIA		$1,348,254

MISCELLANEOUS MANUFACTURING – 1.7%

Ingersoll-Rand Global Holding Co. Ltd.,
Company Guaranteed, 4.25%, 6/15/23	330,000	354,129

Ingersoll-Rand Luxembourg Finance SA,
Company Guaranteed, 2.63%, 5/01/20	250,000	251,586

Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	440,219

Textron, Inc.,
Sr. Unsecured, 4.30%, 3/01/24	500,000	534,157

TOTAL MISCELLANEOUS MANUFACTURING		$1,580,091

OIL & GAS – 3.8%

Canadian Natural Resources Ltd.,
Sr. Unsecured, 3.85%, 6/01/27	1,000,000	1,022,914

ConocoPhillips Co.,
Company Guaranteed, 4.20%, 3/15/21	330,000	349,092

Marathon Oil Corp.,
Sr. Unsecured, 4.40%, 7/15/27	750,000	768,888

Marathon Petroleum Corp.,
Sr. Unsecured, 3.63%, 9/15/24	125,000	128,816

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22	400,000	429,202

Schlumberger Holdings Corp.,
Sr. Unsecured, 2.35%, 12/21/18Ω	370,000	371,878

Total Capital International SA,
Company Guaranteed, (3 Month USD LIBOR
+ 0.35%), 1.67%, 6/19/19Δ	450,000	451,809

TOTAL OIL & GAS		$3,522,599

PHARMACEUTICALS – 2.1%

AbbVie, Inc.,
Sr. Unsecured, 2.50%, 5/14/20	300,000	302,549

AbbVie, Inc.,
Sr. Unsecured, 3.60%, 5/14/25	750,000	772,851

Allergan Funding SCS,
Company Guaranteed, (3 Month USD LIBOR
+ 1.26%), 2.57%, 3/12/20Δ	500,000	509,367

Description	Par Value	Value

Medco Health Solutions, Inc.,
Company Guaranteed, 4.13%, 9/15/20	$250,000	$262,213

Zoetis, Inc.,
Sr. Unsecured, 3.00%, 9/12/27	125,000	122,560

TOTAL PHARMACEUTICALS		$1,969,540

PIPELINES – 3.5%

Enterprise Products Operating LLC,
Company Guaranteed, 2.55%, 10/15/19	325,000	329,073

Kinder Morgan Energy Partners LP,
Company Guaranteed, 2.65%, 2/01/19	650,000	654,089

Kinder Morgan, Inc.,
Company Guaranteed, 2.00%, 12/01/17	525,000	525,032

MPLX LP,
Sr. Unsecured, 4.13%, 3/01/27	515,000	528,737

Spectra Energy Partners LP,
Sr. Unsecured, 3.50%, 3/15/25	600,000	610,039

Valero Energy Partners LP,
Sr. Unsecured, 4.38%, 12/15/26	500,000	524,226

TOTAL PIPELINES		$3,171,196

REAL ESTATE INVESTMENT TRUSTS – 6.1%

American Tower Corp.,
Sr. Unsecured, 3.45%, 9/15/21	250,000	256,733

American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	556,744

American Tower Corp.,
Sr. Unsecured, 3.55%, 7/15/27	235,000	234,367

Boston Properties LP,
Sr. Unsecured, 2.75%, 10/01/26	400,000	379,076

Digital Realty Trust LP,
Company Guaranteed, 3.40%, 10/01/20	425,000	437,854

HCP, Inc.,
Sr. Unsecured, 3.75%, 2/01/19	200,000	203,513

HCP, Inc.,
Sr. Unsecured, 4.20%, 3/01/24	540,000	566,813

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.88%, 5/01/25	550,000	552,615

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	250,087

Prologis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	517,058

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	554,859

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 4.25%, 3/01/22	250,000	263,870

Welltower, Inc.,
Sr. Unsecured, 2.25%, 3/15/18	450,000	451,010

Welltower, Inc.,
Sr. Unsecured, 4.25%, 4/01/26	330,000	348,119

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,572,718

RETAIL – 0.9%

CVS Health Corp.,
Sr. Unsecured, 2.75%, 12/01/22	415,000	413,405

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

17

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Home Depot, Inc. (The),
Sr. Unsecured, 2.13%, 9/15/26	$225,000	$211,699

Walgreens Boots Alliance, Inc.,
Sr. Unsecured, 3.30%, 11/18/21	225,000	231,006

TOTAL RETAIL		$856,110

SOFTWARE – 0.8%

Microsoft Corp.,
Sr. Unsecured, 1.10%, 8/08/19	350,000	346,291

Microsoft Corp.,
Sr. Unsecured, 1.55%, 8/08/21	175,000	171,630

Oracle Corp.,
Sr. Unsecured, 1.90%, 9/15/21	250,000	247,492

TOTAL SOFTWARE		$765,413

TELECOMMUNICATIONS – 1.5%

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 2.26%, 6/30/20Δ	500,000	509,508

AT&T, Inc.,
Sr. Unsecured, 3.40%, 8/14/24	300,000	300,484

Cisco Systems, Inc.,
Sr. Unsecured, 2.20%, 9/20/23	295,000	290,294

Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	300,000	319,575

TOTAL TELECOMMUNICATIONS		$1,419,861

TRANSPORTATION – 0.8%

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	500,000	501,201

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 9/01/22	265,000	262,818

TOTAL TRANSPORTATION		$764,019

TRUCKING & LEASING – 1.2%

GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	626,674

GATX Corp.,
Sr. Unsecured, 3.25%, 9/15/26	505,000	498,133

TOTAL TRUCKING & LEASING		$1,124,807

TOTAL CORPORATE BONDS
(COST $56,135,316)		$56,816,955

GOVERNMENT AGENCIES – 2.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.9%

1.38%, 5/01/20#	750,000	743,587

1.75%, 5/30/19#	605,000	606,585

2.38%, 1/13/22	1,000,000	1,015,566

3.75%, 3/27/19	250,000	257,584

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$2,623,322

TOTAL GOVERNMENT AGENCIES
(COST $2,606,248)		$2,623,322

Description	Par Value	Value

MORTGAGE-BACKED SECURITIES – 1.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 0.2%

Pool E92817, 5.00%, 12/01/17	$2,030	$2,033

Pool C90293, 7.50%, 9/01/19	31,108	32,680

Pool B19228, 4.50%, 4/01/20	10,462	10,580

Pool C90504, 6.50%, 12/01/21	15,122	16,574

Pool G01625, 5.00%, 11/01/33	36,131	39,235

Pool A18401, 6.00%, 2/01/34	57,950	65,635

Pool G08097, 6.50%, 11/01/35	25,534	28,379

Pool G02390, 6.00%, 9/01/36	11,652	13,146

Pool G08193, 6.00%, 4/01/37	33,692	37,973

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$246,235

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%

Pool 254833, 4.50%, 8/01/18	1,961	1,970

Pool 839291, 5.00%, 9/01/20	1,896	1,925

Pool 688996, 8.00%, 11/01/24	7,518	7,776

Pool AE2520, 3.00%, 1/01/26	590,074	606,783

Pool 256639, 5.00%, 2/01/27	29,863	32,539

Pool 256752, 6.00%, 6/01/27	28,938	32,585

Pool 257007, 6.00%, 12/01/27	46,374	52,219

Pool 254240, 7.00%, 3/01/32	46,909	54,977

Pool 745412, 5.50%, 12/01/35	24,981	27,712

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$818,486

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.3%

Pool 780825, 6.50%, 7/15/28	62,194	68,272

Pool 2616, 7.00%, 7/20/28	40,052	47,414

Pool 2701, 6.50%, 1/20/29	76,179	86,261

Pool 426727, 7.00%, 2/15/29	6,275	6,616

Pool 781231, 7.00%, 12/15/30	35,569	40,991

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$249,554

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,227,635)		$1,314,275

U.S. TREASURY – 32.0%

U.S. TREASURY NOTES – 32.0%

0.88%, 6/15/19#	420,000	415,439

0.88%, 9/15/19	250,000	246,742

1.00%, 6/30/19#	250,000	247,716

1.00%, 9/30/19	250,000	247,250

1.25%, 11/30/18	115,000	114,683

1.25%, 2/29/20#	750,000	743,150

1.38%, 1/31/21	500,000	493,418

1.38%, 5/31/21	660,000	649,352

1.50%, 8/15/26	500,000	466,814

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

18

PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

1.63%, 8/15/22	$1,390,000	$1,367,135

1.63%, 5/31/23	1,000,000	975,129

1.63%, 10/31/23	1,000,000	971,388

1.63%, 2/15/26	1,000,000	947,682

1.63%, 5/15/26	25,000	23,637

1.75%, 5/15/23	1,000,000	982,004

1.88%, 7/31/22	450,000	447,379

2.00%, 7/31/20	500,000	503,878

2.00%, 11/15/21	1,000,000	1,004,316

2.00%, 2/15/22	500,000	501,614

2.00%, 7/31/22	500,000	500,056

2.00%, 2/15/23	1,000,000	996,687

2.00%, 2/15/25	1,003,000	985,614

2.00%, 8/15/25	1,500,000	1,469,091

2.00%, 11/15/26	650,000	631,340

2.13%, 1/31/21	500,000	505,216

2.13%, 6/30/21	625,000	630,942

2.13%, 8/15/21	825,000	832,719

2.13%, 9/30/21	500,000	504,368

2.13%, 6/30/22	900,000	905,303

2.13%, 5/15/25	1,000,000	990,015

2.25%, 1/31/24	1,400,000	1,406,767

2.25%, 11/15/25	1,500,000	1,494,179

2.25%, 2/15/27	250,000	247,630

2.38%, 8/15/24	750,000	757,384

2.50%, 8/15/23	1,000,000	1,021,387

2.50%, 5/15/24	1,000,000	1,018,591

2.63%, 8/15/20	1,000,000	1,024,634

2.75%, 11/15/23	1,000,000	1,034,987

3.13%, 5/15/21	550,000	574,478

3.63%, 2/15/20	500,000	522,152

TOTAL U.S. TREASURY NOTES		$29,402,266

TOTAL U.S. TREASURY
(COST $29,455,505)		$29,402,266

Description	Number of Shares	Value

MONEY MARKET FUND – 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	46,210	$46,210

TOTAL MONEY MARKET FUND
(COST $46,210)		$46,210

TOTAL INVESTMENTS IN SECURITIES – 99.8%
(COST $90,892,834)		$91,626,013

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN –3.1%

REPURCHASE AGREEMENTS – 3.1%

BNP Paribas SA, 1.06%, dated 10/31/17, due 11/01/17, repurchase price $537,820, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $548,560.	$537,804	537,804

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $537,820, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $548,560.	537,804	537,804

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $537,820, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $548,437.	537,804	537,804

Nomura Securities International, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $140,408, collateralized by U.S. Treasury Securities, 0.00% to 2.00%, maturing 2/15/18 to 2/15/47; total market value of $143,212.	140,404	140,404

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $537,820, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $548,560.	537,804	537,804

TD Securities, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $537,820, collateralized by U.S. Government & Treasury Securities, 0.13% to 5.50%, maturing 4/15/18 to 10/01/47; total market value of $548,561.	537,804	537,804

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $2,829,424)		$2,829,424

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

19

Wilmington Intermediate-Term Bond Fund (continued)

Description	Value
TOTAL INVESTMENTS – 102.9%
(COST $93,722,258)	$94,455,437

COLLATERAL FOR SECURITIES ON LOAN – (3.1%)	(2,829,424)

OTHER ASSETS LESS LIABILITIES – 0.2%	188,661

TOTAL NET ASSETS – 100.0%	$91,814,674

Cost of investments for Federal income tax purposes is $93,736,344. The net unrealized appreciation/(depreciation) of investments was $719,093. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,038,008 and net unrealized depreciation from investments for those securities having an excess of cost over value of $318,915.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$23,036	$—	$23,036
Commercial Paper	—	1,399,949	—	1,399,949
Corporate Bonds	—	56,816,955	—	56,816,955
Government Agencies	—	2,623,322	—	2,623,322
Mortgage-Backed Securities	—	1,314,275	—	1,314,275
U.S. Treasury	—	29,402,266	—	29,402,266
Money Market Fund	46,210	—	—	46,210
Repurchase Agreements	—	2,829,424	—	2,829,424

Total	$46,210	$94,409,227	$—	$94,455,437

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Variable rate security. Rate disclosed is as of the report date. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $2,166,796 representing 2.4% of total net assets.

◆	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT- Bank Note

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association

PLC - Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

20

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Bond Fund

At October 31, 2017, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Notes	27.0%
Consumer Finance	5.3%
Commercial Banks	5.3%
Federal National Mortgage Association (FNMA)	5.1%
Oil & Gas	4.5%
Electric	4.0%
Federal Home Loan Mortgage Corporation (FHLMC)	3.5%
Diversified Financial Services	3.3%
Health Care Providers & Services	3.2%
Media	3.1%
Capital Markets	3.1%
Biotechnology	3.1%
Commercial Paper	2.5%
Health Care Equipment & Supplies	2.3%
Federal Home Loan Bank (FHLB)	2.3%
Commercial Services & Supplies	2.2%
Electronic Equipment, Instruments & Components	1.6%
Pipelines	1.5%
Automotive	1.5%
Trucking & Leasing	1.5%
Insurance	1.5%
Beverages	1.5%
Retail	1.5%
Household Products	1.5%
Food & Staples Retailing	1.5%
Aerospace & Defense	1.5%
Food Products	1.5%
Telecommunications	1.4%
Whole Loan	0.7%
Computers	0.6%
Government National Mortgage Association (GNMA)	0.5%
Development	0.1%

Percentage of Total Net Assets
Small Business Administration[4]	0.0%
Cash Equivalents[1]	0.2%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

Credit Quality Diversification[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	11.4%
U.S. Treasury	27.0%
AA / Aa	3.2%
A / A	24.8%
BBB / Baa	27.1%
BB / Ba	3.2%
D	0.5%
Not Rated	2.7%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(4)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%), 3.19%, 9/01/27Δ	$44	$46

TOTAL ADJUSTABLE RATE MORTGAGE
(COST $44)		$46

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 0.9%

Series 1988-6, Class C, 9.05%, 6/15/19	$70	$71

Series 1989-112, Class I, 6.50%, 1/15/21	406	418

Series 1990-136, Class E, 6.00%, 4/15/21	1,097	1,137

Series 1990-141, Class D, 5.00%, 5/15/21	464	474

Series 1993-1577, Class PK, 6.50%, 9/15/23	18,258	19,724

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT

21

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

Series 1993-1644, Class K, 6.75%, 12/15/23	$14,646	$15,511

Series 1994-1686, Class PJ, 5.00%, 2/15/24	1,717	1,798

Series 2003-2649, Class KA, 4.50%, 7/15/18	6,822	6,848

Series 2011-3799, Class GK, 2.75%, 1/15/21	69,782	69,986

Series 2011-3893, Class DJ, 2.00%, 10/15/20	187,395	187,480

Series 2012-K710, Class A1, 1.44%, 1/25/19	268,673	268,631

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$572,078

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.9%

Series 1993-113, Class PK, 6.50%, 7/25/23	20,184	21,738

Series 1993-127, Class H, 6.50%, 7/25/23	18,573	19,931

Series 1993-202, Class J, 6.50%, 11/25/23	11,034	12,016

Series 1994-3, Class PL, 5.50%, 1/25/24	20,240	21,828

Series 1994-55, Class H, 7.00%, 3/25/24	22,491	24,741

Series 2002-52, Class QA, 6.00%, 7/18/32	2,412	2,437

Series 2002-94, Class HQ, 4.50%, 1/25/18	8,684	8,700

Series 2003-3, Class BC, 5.00%, 2/25/18	15,096	15,146

Series 2009-70, Class NM, 3.25%, 8/25/19	104,467	105,039

Series 2011-66, Class QE, 2.00%, 7/25/21	264,337	264,217

Series 2011-71, Class DJ, 3.00%, 3/25/25	80,086	80,263

Series 2011-81, Class PA, 3.50%, 8/25/26	1,306,899	1,352,520

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,928,576

WHOLE LOAN – 0.7%

Banc of America Mortgage Securities, Inc.,

Series 2004-A, Class 2A1, 3.58%, 2/25/34Δ	107,554	108,444

Banc of America Mortgage Securities, Inc.,

Series 2004-B, Class 2A1, 3.57%, 3/25/34Δ	76,986	78,531

IndyMac INDA Mortgage Loan Trust,

Series 2005-AR1, Class 2A1, 3.76%, 11/25/35Δ	318,853	304,197

TOTAL WHOLE LOAN		$491,172

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,038,903)		$2,991,826

COMMERCIAL PAPER – 2.5% ◆

COMMERCIAL PAPER – 2.5%

Sysco Corp.,
1.35%, 11/01/17	1,645,000	1,644,940

TOTAL COMMERCIAL PAPER
(COST $1,645,000)		$1,644,940

CORPORATE BONDS – 58.0%

AEROSPACE & DEFENSE – 1.5%

Lockheed Martin Corp.,
Sr. Unsecured, 1.85%, 11/23/18	1,000,000	999,487

Description	Par Value	Value

AUTOMOTIVE – 1.5%

Ford Motor Credit Co. LLC,
Sr. Unsecured, (3 Month USD LIBOR + 0.83%), 2.14%, 3/12/19Δ	$1,000,000	$1,005,402

BEVERAGES – 1.5%

Anheuser-Busch InBev Finance, Inc.,
Company Guaranteed, 1.90%, 2/01/19	1,000,000	1,001,304

BIOTECHNOLOGY – 3.1%

Celgene Corp.,
Sr. Unsecured, 2.13%, 8/15/18	1,225,000	1,228,379
Gilead Sciences, Inc.,

Sr. Unsecured, 1.85%, 9/04/18	785,000	786,370

TOTAL BIOTECHNOLOGY		$2,014,749

CAPITAL MARKETS – 3.1%

Goldman Sachs Group, Inc. (The),
Sr. Unsecured, (3 Month USD LIBOR + 1.11%), 2.48%, 4/26/22Δ	2,000,000	2,025,364

COMMERCIAL BANKS – 5.3%

KeyBank NA,
Sr. Unsecured, BKNT, 2.35%, 3/08/19	1,650,000	1,660,078

PNC Bank NA,
Sr. Unsecured, BKNT, 1.95%, 3/04/19	700,000	701,250

US Bank NA,
Sr. Unsecured, BKNT, 1.40%, 4/26/19	1,150,000	1,145,072

TOTAL COMMERCIAL BANKS		$3,506,400

COMMERCIAL SERVICES & SUPPLIES – 2.2%

Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	1,460,000	1,463,688

COMPUTERS – 0.6%

Apple, Inc.,
Sr. Unsecured, 1.55%, 2/08/19	375,000	374,570

CONSUMER FINANCE – 5.3%

American Express Credit Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.55%), 1.87%, 3/18/19Δ	800,000	805,049

American Express Credit Corp.,
Sr. Unsecured, MTN, 1.70%, 10/30/19	750,000	746,805

Capital One Financial Corp.,
Sr. Unsecured, (3 Month USD LIBOR + 0.76%), 2.07%, 5/12/20Δ	1,000,000	1,008,836

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.95%, 1/08/19	950,000	951,554

TOTAL CONSUMER FINANCE		$3,512,244

DIVERSIFIED FINANCIAL SERVICES – 3.3%

Canadian Imperial Bank of Commerce,
Sr. Unsecured, (3 Month USD LIBOR + 0.52%), 1.84%, 9/06/19Δ	1,000,000	1,005,457

Citigroup, Inc.,
Sr. Unsecured, 2.05%, 6/07/19	500,000	499,987

Royal Bank of Canada,
Sr. Unsecured, GMTN, 2.13%, 3/02/20	665,000	666,641

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,172,085

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

22

PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

ELECTRIC – 4.0%

FirstEnergy Corp.,
Sr. Unsecured, 2.85%, 7/15/22	$1,000,000	$999,491

NextEra Energy Capital Holdings, Inc.,
Company Guaranteed, 2.30%, 4/01/19	600,000	602,369

WEC Energy Group, Inc.,
Sr. Unsecured, 2.45%, 6/15/20	1,000,000	1,006,550

TOTAL ELECTRIC		$2,608,410

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS – 1.6%

Emerson Electric Co.,
Sr. Unsecured, 5.25%, 10/15/18	1,000,000	1,033,509

FOOD & STAPLES RETAILING – 1.5%

Kroger Co. (The),
Sr. Unsecured, 2.80%, 8/01/22	1,000,000	999,906

FOOD PRODUCTS – 1.5%

Hershey Co. (The),
Sr. Unsecured, 1.60%, 8/21/18#	1,000,000	999,128

HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%

Abbott Laboratories,
Sr. Unsecured, 2.35%, 11/22/19	500,000	503,215

Becton Dickinson & Co.,
Sr. Unsecured, 2.89%, 6/06/22	1,000,000	1,003,088

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,506,303

HEALTH CARE PROVIDERS & SERVICES – 3.2%

Cardinal Health, Inc.,
Sr. Unsecured, 1.95%, 6/14/19	600,000	598,901

UnitedHealth Group, Inc.,
Sr. Unsecured, 1.95%, 10/15/20	1,500,000	1,497,715

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,096,616

HOUSEHOLD PRODUCTS – 1.5%

Church & Dwight Co., Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.15%), 1.52%, 1/25/19Δ	1,000,000	1,000,625

INSURANCE – 1.5%

Metropolitan Life Global Funding I,
Sr. Secured, 1.95%, 12/03/18Ω	1,000,000	1,001,955

MEDIA – 3.1%

Comcast Corp.,
Company Guaranteed, 5.70%, 7/01/19	1,000,000	1,062,280

Walt Disney Co. (The),
Sr. Unsecured, MTN, 0.88%, 7/12/19	980,000	965,438

TOTAL MEDIA		$2,027,718

OIL & GAS – 4.5%

BP Capital Markets PLC,
Company Guaranteed, 1.68%, 5/03/19	950,000	948,175

Description	Par Value	Value

Canadian Natural Resources Ltd.,
Sr. Unsecured, 2.95%, 1/15/23	$1,000,000	$1,006,527

Schlumberger Holdings Corp.,
Sr. Unsecured, 2.35%, 12/21/18Ω	1,000,000	1,005,077

TOTAL OIL & GAS		$2,959,779

PIPELINES – 1.5%

Kinder Morgan Energy Partners LP,
Company Guaranteed, 2.65%, 2/01/19	1,000,000	1,006,291

RETAIL – 1.5%

CVS Health Corp.,
Sr. Unsecured, 1.90%, 7/20/18	1,000,000	1,000,850

TELECOMMUNICATIONS – 1.4%

AT&T, Inc.,
Sr. Unsecured, (3 Month USD LIBOR + 0.93%), 2.26%, 6/30/20Δ	900,000	917,115

TRUCKING & LEASING – 1.5%

GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	1,000,000	1,002,678

TOTAL CORPORATE BONDS
(COST $38,162,794)		$38,236,176

GOVERNMENT AGENCIES – 2.3%

FEDERAL HOME LOAN BANK (FHLB) – 2.3%

1.38%, 11/15/19	1,500,000	1,491,424

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,491,424

SMALL BUSINESS
ADMINISTRATION – 0.0%**

Small Business Administration Participation Certificates, Series 1999-20I, 1, 7.30%, 9/01/19	1,251	1,291

TOTAL SMALL BUSINESS ADMINISTRATION		$1,291

TOTAL GOVERNMENT AGENCIES
(COST $1,497,837)		$1,492,715

MORTGAGE-BACKED SECURITIES – 5.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%

Pool 538733, 9.00%, 9/01/19	119	122

Pool G12709, 5.00%, 7/01/22	60,888	62,347

Pool C80328, 7.50%, 7/01/25	18,041	20,736

Pool G14695, 4.50%, 6/01/26	244,179	250,432

Pool G01425, 7.50%, 5/01/32	44,208	53,169

Pool C78010, 5.50%, 4/01/33	583,385	657,764

Pool A18401, 6.00%, 2/01/34	477,574	540,911

Pool G01831, 6.00%, 5/01/35	86,394	97,742

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$1,683,223

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.2%

Pool 202957, 8.00%, 8/01/21	273	282

Pool MA0909, 3.00%, 11/01/21	304,789	313,343

Pool 334593, 7.00%, 5/01/24	38,567	44,556

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT

23

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

Pool AE2520, 3.00%, 1/01/26	$196,691	$202,261

Pool 436746, 6.50%, 8/01/28	22,088	22,949

Pool 440401, 6.50%, 8/01/28	89,168	99,409

Pool 323419, 6.00%, 12/01/28	35,309	39,740

Pool 485678, 6.50%, 3/01/29	15,666	16,293

Pool 494375, 6.50%, 4/01/29	1,184	1,210

Pool 252439, 6.50%, 5/01/29	16,881	18,786

Pool 545051, 6.00%, 9/01/29	58,860	66,325

Pool 725418, 6.50%, 5/01/34	90,698	100,973

Pool 833143, 5.50%, 9/01/35	381,703	422,754

Pool 843323, 5.50%, 10/01/35	21,623	23,430

Pool 255933, 5.50%, 11/01/35	85,494	94,889

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,467,200

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%

Pool 306066, 8.50%, 7/15/21	1,755	1,975

Pool 1061, 9.00%, 4/20/23	7,752	8,027

Pool 346572, 7.00%, 5/15/23	3,788	3,980

Pool 484269, 7.00%, 9/15/28	21,565	22,809

Pool 592505, 6.00%, 4/15/33	134,588	142,544

Pool 581522, 6.00%, 5/15/33	124,313	132,257

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$311,592

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,270,401)		$3,462,015

MUNICIPAL BOND – 0.1%

DEVELOPMENT – 0.1%

City of Miami, FL, Rent Revenue,
Series 1998, 8.65%, 7/01/19	45,000	48,462

TOTAL MUNICIPAL BOND (COST $46,309)		$48,462

U.S. TREASURY – 27.0%

U.S. TREASURY NOTES – 27.0%

0.75%, 7/15/19	2,000,000	1,972,666

1.00%, 3/15/19	2,265,000	2,249,227

1.13%, 8/31/21	3,495,000	3,398,270

1.50%, 6/15/20	8,000,000	7,960,764

1.75%, 6/30/22	1,250,000	1,236,856

1.88%, 7/31/22	1,000,000	994,175

TOTAL U.S. TREASURY NOTES		$17,811,958

TOTAL U.S. TREASURY (COST $17,963,240)		$17,811,958

Description	Number of Shares	Value

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management
Fund, Institutional Shares, 0.93%^	2,758	2,758

TOTAL MONEY MARKET FUND (COST $2,758)		$2,758

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $65,627,286)		$65,690,896
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.2%

REPURCHASE AGREEMENTS – 0.2%

BNP Paribas SA., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $25,579, collateralized by U.S. Government & Treasury Securities, 0.13% to 7.00%, maturing 11/01/18 to 9/01/47; total market value of $26,089.	$25,578	25,578

Citigroup Global Markets, Inc., 1.07%, dated 10/31/17, due 11/01/17, repurchase price $25,579, collateralized by U.S. Government & Treasury Securities, 0.00% to 11.50%, maturing 11/01/17 to 9/09/49; total market value of $26,089.	25,578	25,578

Daiwa Capital Markets America, 1.08%, dated 10/31/17, due 11/01/17, repurchase price $25,579, collateralized by U.S. Government & Treasury Securities, 0.00% to 6.50%, maturing 11/02/17 to 12/01/51; total market value of $26,084.	25,578	25,578

Nomura Securities International, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $3,994, collateralized by U.S. Treasury Securities, 0.00% to 2.00%, maturing 2/15/18 to 2/15/47; total market value of $4,074.	3,994	3,994

RBC Dominion Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $25,579, collateralized by U.S. Government Securities, 3.00% to 7.00%, maturing 8/01/25 to 9/20/47; total market value of $26,089.	25,578	25,578

TD Securities, Inc., 1.06%, dated 10/31/17, due 11/01/17, repurchase price $25,579, collateralized by U.S. Government & Treasury Securities, 0.13% to 5.50%, maturing 4/15/18 to 10/01/47; total market value of $26,090.	25,578	25,578

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $131,884)		$131,884

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

24

PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Value

TOTAL INVESTMENTS – 99.9% (COST $65,759,170)	$65,822,780

COLLATERAL FOR SECURITIES ON LOAN – (0.2%)	(131,884)

OTHER ASSETS LESS LIABILITIES – 0.3%	213,539

TOTAL NET ASSETS – 100.0%	$65,904,435

Cost of investments for Federal income tax purposes is $65,767,045. The net unrealized appreciation/(depreciation) of investments was $55,735. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $353,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $297,377.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$ —	$ 46	$ —	$ 46
Collateralized Mortgage Obligations	—	2,991,826	—	2,991,826
Commercial Paper	—	1,644,940	—	1,644,940
Corporate Bonds	—	38,236,176	—	38,236,176
Government Agencies	—	1,492,715	—	1,492,715
Mortgage-Backed Securities	—	3,462,015	—	3,462,015
Municipal Bond	—	48,462	—	48,462
U.S. Treasury	—	17,811,958	—	17,811,958
Money Market Fund	2,758	—	—	2,758
Repurchase Agreements	—	131,884	—	131,884

Total	$2,758	$65,820,022	$ —	$65,822,780

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

Δ	Variable rate security. Rate disclosed is as of the report date. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2017, these liquid restricted securities amounted to $2,007,032 representing 3.05% of total net assets.

**	Represents less than 0.05%.

◆	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT - Bank Note

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

NA - National Association	See Notes which are an integral part of the Financial Statements

PLC - Public Limited Company

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

25

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	19.7%
Dedicated Tax	17.2%
Higher Education	11.6%
School District	8.5%
Medical	8.2%
Lease	7.9%
Transportation	6.8%
Water	5.2%
Airport	4.6%
Water & Sewer	3.9%
Power	1.6%
Utilities	1.2%
Electric	0.8%
Housing	0.7%
Cash Equivalents[1]	6.2%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA / Aaa	8.4%
AA / Aa	50.7%
A / A	31.3%
BBB / Baa	7.5%
Not Rated	6.2%
Other Assets and Liabilities – Net[2]	(4.1)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.9%

ALABAMA – 0.5%

HIGHER EDUCATION – 0.5%

Auburn University, AL, Advance Refunding Revenue Bonds, (Series A), 5.00%, 6/01/21	$1,200,000	$1,354,380

TOTAL ALABAMA		$1,354,380

Description	Par Value	Value

ARIZONA – 0.8%

SCHOOL DISTRICT – 0.8%

Maricopa County Unified School District No 80 Chandler, AZ, GO Limited, Economic Defeasance, 5.00%, 7/01/21	$2,000,000	$2,260,060

TOTAL ARIZONA		$2,260,060

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

26

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

CALIFORNIA – 9.2%

AIRPORT – 1.1%

Los Angeles Department of Airports, CA, Revenue Bonds, Los Angeles International Airport, (Sub-Series A), (Port, Airport & Marina Improvements), 5.00%, 5/15/28	$2,535,000	$3,084,132

GENERAL OBLIGATIONS – 2.0%

Grossmont Healthcare District, CA, GO Unlimited, (Series C), (Health, Hospital & Nursing Home Improvements), 5.00%, 7/15/23	2,000,000	2,367,960

State of California, CA, GO Unlimited, Current Refunding, 5.00%, 8/01/30	1,010,000	1,235,018

State of California, CA, GO Unlimited, 5.00%, 9/01/31	1,800,000	2,165,598

TOTAL GENERAL OBLIGATIONS		$5,768,576

HIGHER EDUCATION – 0.4%

California Municipal Finance Authority, CA, Advance Refunding Revenue Bonds, (Series B), (Emerson College), 5.00%, 1/01/28	1,000,000	1,206,170

LEASE – 1.7%

Los Angeles Unified School District, CA, Certificate Participation Refunding Bonds, (Series B), (Headquarters Building), 5.00%, 10/01/27	4,300,000	5,001,459

TRANSPORTATION – 2.0%

Bay Area Toll Authority, CA, Refunding Revenue Bonds, (San Francisco Bay Area), 5.00%, 4/01/26	5,000,000	5,774,750

WATER & SEWER – 2.0%

City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), (Water Revenue), 5.00%, 11/01/27	5,000,000	5,755,950

TOTAL CALIFORNIA		$26,591,037

COLORADO – 0.8%

AIRPORT – 0.8%

City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,327,760

TOTAL COLORADO		$2,327,760

CONNECTICUT – 4.4%

DEDICATED TAX – 4.0%

State of Connecticut, CT, Special Tax Obligation Bonds Transportation Infrastructure Purposes, Refunding Revenue Bonds, (Fuel Sales Tax Revenue), (2012 Series B), 5.00%, 1/01/25	5,125,000	5,835,120

Description	Par Value	Value

State of Connecticut, CT, Special Tax Obligation Bonds Transportation Infrastructure Purposes, Revenue Bond, (Series A), (Fuel Sales Tax Revenue), 5.00%, 9/01/30	$5,000,000	$5,829,600

TOTAL DEDICATED TAX		$11,664,720

HIGHER EDUCATION – 0.4%

University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 3/15/32	1,000,000	1,147,020

TOTAL CONNECTICUT		$12,811,740

DISTRICT OF COLUMBIA – 3.1%

HIGHER EDUCATION – 3.1%

District of Columbia, DC, Advance Refunding, Revenue Bonds, (Georgetown University), 5.00%, 4/01/31	7,455,000	8,940,334

TOTAL DISTRICT OF COLUMBIA		$8,940,334

FLORIDA – 4.1%

AIRPORT – 0.9%

Greater Orlando Aviation Authority, FL, Revenue Bonds, (Port, Airport & Marina Improvements), (Sub-Series A), 5.00%, 10/01/24	2,250,000	2,682,202

HIGHER EDUCATION – 0.7%

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,832,048

LEASE – 1.9%

Broward County School Board, FL, Certificate Participation Refunding Bonds, (Series A), 5.00%, 7/01/21	3,000,000	3,385,500

St. Johns County School Board, FL, Certificate Participation Refunding Bonds, 5.00%, 7/01/20	2,000,000	2,196,980

TOTAL LEASE		$5,582,480

TRANSPORTATION – 0.6%

FL Turnpike Authority-A-Ref 5, FL, Revenue Bonds, Highway Revenue Tolls, 5.00%, 7/01/20	1,500,000	1,648,980

TOTAL FLORIDA		$11,745,710

GEORGIA – 3.3%

HIGHER EDUCATION – 1.1%

Athens-Clarke County Unified Government Development Authority, GA, Revenue Bonds, (Series A), (UGAAP), 5.00%, 9/01/23	1,000,000	1,176,950

Bulloch County Development Authority, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,856,311

TOTAL HIGHER EDUCATION		$3,033,261

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

27

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

LEASE – 1.7%

Gwinnett County Development Authority, GO, Certificate Participation Refunding Bonds, (NATL-RE), 5.25%, 1/01/22	$4,370,000	$5,042,368

POWER – 0.5%

Municipal Electric Authority of Georgia, GA, Refunding Revenue Bonds, (Series A), 5.00%, 1/01/28	1,160,000	1,367,779

TOTAL GEORGIA		$9,443,408

ILLINOIS – 19.8%

DEDICATED TAX – 5.0%

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/24	11,000,000	11,943,030

State of Illinois, IL, Revenue Bonds, (Sales Tax Revenue), (NATL-RE), 6.00%, 6/15/27	2,000,000	2,607,120

TOTAL DEDICATED TAX		$14,550,150

GENERAL OBLIGATIONS – 8.7%

Chicago Park District, IL, (Ad Valorem Property Tax)

5.00%, 1/01/26	1,250,000	1,423,613

5.00%, 1/01/27	3,455,000	3,905,428

Cook County, IL, GO Unlimited, Current Refunding, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,429,065

Elk Grove Village, IL, GO Unlimited, Refunding Revenue Notes, (Ad Valorem Property Tax), 5.00%, 1/01/32	1,000,000	1,179,350

Metropolitan Water Reclamation District of Greater Chicago, GO Unlimited, (Series A), 5.00%, 12/01/28	6,000,000	7,152,540

Metropolitan Water Reclamation District of Greater Chicago IL, GO (Series B), 5.00%, 12/01/31	1,075,000	1,255,933

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Series C-Green Bond), (Water Utility & Sewer Improvements), 5.00%, 12/01/28	6,790,000	7,894,733

TOTAL GENERAL OBLIGATIONS		$25,240,662

SCHOOL DISTRICT – 3.2%

Du Page County High School District No 88, IL, GO Unlimited, Current Refunding, (Addison Trail & Willowbrook High Schools), 5.00%, 1/15/25	6,615,000	7,886,072

Kendall Kane & Will Counties Community Unit School District No 308, IL, GO Unlimited, Refunding Bonds, 5.50%, 2/01/22	1,100,000	1,257,432

TOTAL SCHOOL DISTRICT		$9,143,504

TRANSPORTATION – 2.9%

Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series A), 5.00%, 12/01/22	2,125,000	2,471,651

Description	Par Value	Value

Illinois State Toll Highway Authority, IL, Refunding Revenue Bonds, (Series D), 5.00%, 1/01/24	$5,000,000	$5,919,800

TOTAL TRANSPORTATION		$8,391,451

TOTAL ILLINOIS		$57,325,767

LOUISIANA – 0.4%

GENERAL OBLIGATIONS – 0.4%

Louisiana Public Facilities Authority, LA, Revenue Bonds, (Loyola University Project), 5.00%, 10/01/23	1,000,000	1,101,910

TOTAL LOUISIANA		$1,101,910

MARYLAND – 4.4%

GENERAL OBLIGATIONS – 4.0%

Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,267,740

State of Maryland, MD, GO Unlimited, Advance Refunding, (Series B), 5.00%, 8/01/22	8,000,000	9,306,160

TOTAL GENERAL OBLIGATIONS		$11,573,900

MEDICAL – 0.4%

Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Anne Arundel Health Systems), 5.00%, 7/01/22	1,000,000	1,151,430

TOTAL MARYLAND		$12,725,330

MASSACHUSETTS – 0.7%

LEASE – 0.7%

Massachusetts School Building Authority, MA, Refunding Revenue Bonds, (Series B), (Senior Dedicated Sales Tax), 5.00%, 8/15/30	1,755,000	2,027,955

TOTAL MASSACHUSETTS		$2,027,955

MICHIGAN – 8.4%

DEDICATED TAX – 2.8%

Michigan Finance Authority, MI, Revenue Bonds, (Income Tax Revenue), 4.00%, 10/01/24	2,000,000	2,099,760

Michigan Finance Authority, MI, Revenue Bonds, Repayment of Bank Loan, (Series H-1), 5.00%, 10/01/25	5,215,000	6,084,810

TOTAL DEDICATED TAX		$8,184,570

SCHOOL DISTRICT – 3.6%

Chippewa Valley Schools, GO Unlimited, Current Refunding, (Series B), (Q-SBLF), 5.00%, 5/01/22	3,000,000	3,446,520

Grand Ledge Public Schools, MI, GO Unlimited, Current Refunding, (Q-SBLF) 5.00%, 5/01/22	1,195,000	1,372,864

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

28

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 5/01/24	$2,810,000	$3,341,961

Troy School District, MI, GO Unlimited, Advance Refunding, (Q-SBLF), 5.00%, 5/01/20	2,085,000	2,276,653

TOTAL SCHOOL DISTRICT		$10,437,998

UTILITIES – 1.2%

Lansing Board of Water & Light, MI, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,363,780

WATER – 0.8%

Great Lakes Water Authority Water Supply System, MI, Revenue Bonds, 5.00%, 7/01/23	2,000,000	2,322,060

TOTAL MICHIGAN		$24,308,408

MISSOURI – 2.2%

MEDICAL – 2.2%

Health & Educational Facilities Authority, MI, Current Refunding, Revenue Bonds, (Saint Luke’s Health Systems, Inc.), 5.00%, 11/15/30	5,425,000	6,320,722

TOTAL MISSOURI		$6,320,722

NEBRASKA – 0.8%

ELECTRIC – 0.8%

Lincoln Nebraska Electric System, NE, Revenue Bonds, 5.00%, 9/01/20	2,000,000	2,212,620

TOTAL NEBRASKA		$2,212,620

NEVADA – 1.8%

DEDICATED TAX – 1.8%

Clark County, NV, Refunding Revenue Bonds, (Series B), (Fuel Sales Tax Revenue), 5.00%, 7/01/30	4,505,000	5,316,891

TOTAL NEVADA		$5,316,891

NEW JERSEY – 3.8%

HIGHER EDUCATION – 1.2%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series A), (Rowan University Project), 5.00%, 7/01/28	1,030,000	1,186,817

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,317,960

TOTAL HIGHER EDUCATION		$3,504,777

LEASE – 1.9%

New Jersey Economic Development Authority, NJ, Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	5,000,000	5,612,200

Description	Par Value	Value

TRANSPORTATION – 0.7%

New Jersey State Turnpike Authority, NJ, Revenue Bonds, (Series A), (Highway Improvement), 5.00%, 1/01/27	$1,645,000	$1,946,907

TOTAL NEW JERSEY		$11,063,884

NEW YORK – 6.5%

AIRPORT – 0.8%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (175th Series), (Port, Airport & Marina Improvements), 5.00%, 12/01/23	2,000,000	2,354,040

DEDICATED TAX – 3.6%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Fuel Sales Tax Revenue), 5.00%, 11/15/22	3,000,000	3,507,450

Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, (Series A), (Sales Tax), 5.00%, 11/15/21	1,960,000	2,250,080

New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Sub-series E), 5.00%, 11/01/22	4,125,000	4,637,614

TOTAL DEDICATED TAX		$10,395,144

GENERAL OBLIGATIONS – 1.4%

County of Nassau NY, GO Limited, (Series B), 5.00%, 10/01/28	2,400,000	2,900,160

New York City, NY, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	1,000,000	1,178,730

TOTAL GENERAL OBLIGATIONS		$4,078,890

HOUSING – 0.7%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Faculty- Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,998,109

TOTAL NEW YORK		$18,826,183

OHIO – 2.8%

GENERAL OBLIGATIONS – 0.7%

Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,178,266

MEDICAL – 2.1%

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health Systems), 5.00%, 1/01/33	5,000,000	5,996,350

TOTAL OHIO		$8,174,616

PENNSYLVANIA – 6.3%

GENERAL OBLIGATIONS – 0.4%

Commonwealth of Pennsylvania, PA, Advance Refunding, GO Unlimited, 5.00%, 1/15/28	1,000,000	1,194,370

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS

29

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 2.1%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	$1,000,000	$1,165,070

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Series A), (University of Sciences, Philadelphia), 5.00%, 11/01/28	2,330,000	2,695,018

Pennsylvania State University, PA, Refunding Revenue Bonds, (Series B), 5.25%, 8/15/22	1,865,000	2,185,855

TOTAL HIGHER EDUCATION		$6,045,943

MEDICAL – 0.6%

Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,605,000	1,857,210

SCHOOL DISTRICT – 0.9%

Hempfield Area School District, Westmoreland County, PA, GO Unlimited, Current Refunding, (Series B), (BAM State Aid Withholding), 5.00%, 3/15/21	2,240,000	2,495,069

WATER – 2.3%

Philadelphia PA Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,776,952

TOTAL PENNSYLVANIA		$18,369,544

SOUTH CAROLINA – 1.1%

POWER – 1.1%

South Carolina Public Service Authority, SC, Advance Refunding Revenue Bonds, (Series A), 5.00%, 12/01/30	2,860,000	3,325,065

TOTAL SOUTH CAROLINA		$3,325,065

TEXAS – 9.0%

AIRPORT – 1.0%

Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D), 5.25%, 11/01/23	2,500,000	2,862,400

GENERAL OBLIGATIONS – 2.1%

McKinney, TX, Collin Country, GO Limited, Advance Refunding, 5.00%, 8/15/23	1,800,000	2,133,612

State of Texas, TX, GO Unlimited, Highway Improvements, (Transportation Commission), 5.00%, 4/01/21	3,440,000	3,867,317

TOTAL GENERAL OBLIGATIONS		$6,000,929

HIGHER EDUCATION – 1.5%

Permanent University Fund - Texas A&M University System, TX, Advance Refunding Revenue Bonds, (Series A), 5.75%, 7/01/24	3,575,000	4,483,479

Description	Par Value	Value

MEDICAL – 2.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	$6,110,000	$7,124,138

WATER & SEWER – 1.9%

City of Austin Water & Wastewater System, TX, Refunding Revenue Bonds, 5.00%, 5/15/20	3,810,000	4,173,588

City of Houston Utility System, TX, Refunding Revenue Bonds, (Series C), (Comb-First Lien), 5.00%, 5/15/21	1,250,000	1,406,100

TOTAL WATER & SEWER		$5,579,688

TOTAL TEXAS		$26,050,634

UTAH – 0.4%

MEDICAL – 0.4%

County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG), 5.00%, 5/15/25	1,165,000	1,302,225

TOTAL UTAH		$1,302,225

WASHINGTON – 2.7%

HIGHER EDUCATION – 0.6%

Washington Economic Development Finance Authority, Refunding Revenue Bonds, 5.00%, 6/01/20	1,485,000	1,622,793

WATER – 2.1%

City of Seattle WA Water System Revenue, Advance Refunding Revenue Bonds, 5.00%, 5/01/21	5,500,000	6,195,530

TOTAL WASHINGTON		$7,818,323

WISCONSIN – 0.6%

TRANSPORTATION – 0.6%

Wisconsin Department of Transportation, WI, Current Refunding Revenue Bonds, (Series 1), 5.00%, 7/01/29	1,600,000	1,844,288

TOTAL WISCONSIN		$1,844,288

TOTAL MUNICIPAL BONDS
(COST $277,888,724)		$283,588,794

	Number of Shares
MONEY MARKET FUND – 6.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	18,008,527	$18,008,527

TOTAL MONEY MARKET FUND
(COST $18,008,527)		$18,008,527

TOTAL INVESTMENTS – 104.1%
(COST $295,897,251)		$301,597,321

OTHER LIABILITIES LESS ASSETS – (4.1%)		(11,795,265)

TOTAL NET ASSETS – 100.0%		$289,802,056

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

30

PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Cost of investments for Federal income tax purposes is $295,897,251. The net unrealized appreciation/(depreciation) of investments was $5,700,070. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,532,171 and net unrealized depreciation from investments for those securities having an excess of cost over value of $832,101.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$283,588,794	$—	$283,588,794
Money Market Fund	18,008,527	—	—	18,008,527

Total	$18,008,527	$283,588,794	$—	$301,597,321

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

GO - General Obligation

NATL-RE - National Public Finance Guaranty Corporation

OBG - Obligation

Q-SBLF - Qualified School Bond Loan Fund

UGAAP - University of Georgia Athletic Association Project

UPMC - University of Pittsburgh Medical Center

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2017, the Fund’s portfolio classifications were as follows (unaudited):

Percentage of Total Net Assets
General Obligations	21.9%
Dedicated Tax	20.0%
Higher Education	11.2%
School District	7.1%
Water & Sewer	7.0%
Transportation	6.3%
Airport	5.8%
Power	5.2%
Pre-Refunded/Escrow	4.7%
Lease	3.0%
Medical	2.9%
Housing	1.5%
Cash Equivalents[1]	1.9%
Other Assets and Liabilities – Net[2]	1.5%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA / Aaa	1.4%
AA / Aa	62.6%
A / A	27.0%
BBB / Baa	5.6%
Not Rated	1.9%
Other Assets and Liabilities – Net[2]	1.5%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.6%

NEW YORK – 96.6%

AIRPORT – 5.8%

Port Authority of New York & New Jersey,
NY, Refunding Revenue Bonds, Port, Airport
& Marina Improvements, (175th Series), 5.00%, 12/01/23	$3,000,000	$3,531,060

Port Authority of New York & New Jersey,
NY, Revenue Bonds, Airport & Marina
Improvements, (194th Series), 5.00%, 10/15/30	1,000,000	1,196,800

TOTAL AIRPORT		$ 4,727,860

Description	Par Value	Value

DEDICATED TAX – 20.0%

Nassau County Interim Finance Authority,
NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	$1,000,000	$1,148,000

New York City, NY, Transitional Finance
Authority, Revenue Bonds, Public
Improvements, (Sub-Series E-1), 5.00%, 2/01/31	1,260,000	1,489,547

New York State Dormitory Authority, NY,
Refunding Revenue Bonds, (Series A), 5.00%, 12/15/20	2,375,000	2,648,932

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

32

PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, 5.00%, 3/15/30	$2,000,000	$2,441,740

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 3/15/32	2,000,000	2,409,600

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series B), 5.00%, 2/15/33	1,000,000	1,197,550

New York State Dormitory Authority, NY, Revenue Bonds, School Improvements, (Series A), 5.00%, 3/15/33	1,000,000	1,197,480

Sales Tax Asset Receivable Corp., NY, Refunding Revenue Bonds, (Series A), 5.00%, 10/15/26	3,000,000	3,661,980

TOTAL DEDICATED TAX		$16,194,829

GENERAL OBLIGATIONS – 21.9%

Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 6/01/22	2,070,000	2,369,777

Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series B), 5.00%, 10/01/29	2,875,000	3,453,709

Nassau County, NY, AD Valorem Property Tax, GO, Public Improvements, (Series C), (BAM-TCRS), 5.00%, 4/01/26	1,000,000	1,216,550

New York City, NY, AD Valorem Property Tax, GO Unlimited, Advance Refunding, (Series C), 5.00%, 8/01/23	2,000,000	2,357,460

New York City, NY, AD Valorem Property Tax, GO Unlimited, Public Improvements, (Sub-Series G-1), 5.00%, 4/01/20	1,380,000	1,503,344

New York State, NY, GO Unlimited, Highway Improvements, (Series E), (State Aid Withholding), 5.00%, 12/15/21	2,090,000	2,406,426

New York State, NY, GO Unlimited, Highway Improvements, (Series E), 5.00%, 12/15/30	1,555,000	1,789,758

Saratoga County, NY, GO, Economic Defeasance, AD Valorem Property Tax, 5.00%, 7/15/31	1,150,000	1,472,540

Town of West Seneca, NY, AD Valorem Property Tax, GO, Public Improvements, 5.00%, 7/15/21	1,040,000	1,177,842

TOTAL GENERAL OBLIGATIONS		$17,747,406

HIGHER EDUCATION – 11.2%

City of Albany Capital Resource Corp., NY, Refunding Bonds, Albany Law School of Union University 4.00%, 7/01/22	600,000	643,194

4.00%, 7/01/23	725,000	781,681

4.00%, 7/01/25	865,000	937,989

4.00%, 7/01/26	765,000	827,814

5.00%, 7/01/29	1,195,000	1,375,756

Description	Par Value	Value

Monroe County Industrial Development Corp., NY, University of Rochester Project, Revenue Bonds, University & College Improvements, (Series B), 5.00%, 7/01/23	$1,000,000	$1,183,380

New York State Dormitory Authority, NY, Barnard College, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 7/01/21	1,000,000	1,128,120

New York State Dormitory Authority, NY, New York University, Advance Refunding, University & College Improvements, (Series A), 5.00%, 7/01/22	1,890,000	2,191,493

TOTAL HIGHER EDUCATION		$9,069,427

HOUSING – 1.5%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,209,510

LEASE – 3.0%

Erie County, NY, IDA, Refunding Revenue Bonds, School Improvements, (State Aid Withholding), 5.00%, 5/01/29	2,000,000	2,413,160

MEDICAL – 2.9%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 7/01/27	2,000,000	2,349,360

POWER – 5.2%

Long Island Power Authority, NY, Electric System Improvements, General Revenue Bonds, (Series B), 5.00%, 9/01/25	1,000,000	1,210,770

New York State Power Authority (The), NY, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,014,656

TOTAL POWER		$4,225,426

PRE-REFUNDED/ESCROW – 4.7%

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	3,808,245

SCHOOL DISTRICT – 7.1%

Bay Shore Union Free School District, NY, Current Refunding, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 1/15/22	2,710,000	3,116,365

Corning City School District, NY, GO, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 6/15/21	1,000,000	1,132,670

Lockport City School District, NY, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 5.00%, 8/01/24	1,210,000	1,472,098

TOTAL SCHOOL DISTRICT		$5,721,133

TRANSPORTATION – 6.3%

Metropolitan Transportation Authority, NY, Revenue Refunding Bonds, Transit Improvements, (Series B), 5.00%, 11/15/29	2,330,000	2,756,250

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS

33

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
Metropolitan Transportation Authority, NY,
Revenue Refunding Bonds, Transit
Improvements, (Series E), 5.00%, 11/15/28	$2,000,000	$ 2,354,480

TOTAL TRANSPORTATION		$ 5,110,730

WATER & SEWER – 7.0%

New York City Water & Sewer System, NY,
Current Refunding, Municipal Water
Finance, 5.00%, 6/15/28	1,150,000	1,390,867
New York City Water & Sewer System, NY,
Refunding Revenue Bonds, (Series EE), 5.00%, 6/15/28	3,595,000	4,299,872

TOTAL WATER & SEWER		$ 5,690,739

TOTAL NEW YORK		$ 78,267,825

TOTAL MUNICIPAL BONDS
(COST $76,543,491)		$ 78,267,825

Description	Number of Shares	Value

MONEY MARKET FUND – 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	1,551,798	$1,551,798

TOTAL MONEY MARKET FUND
(COST $1,551,798)		$1,551,798

TOTAL INVESTMENTS – 98.5%
(COST $78,095,289)		$79,819,623

OTHER ASSETS LESS LIABILITIES – 1.5%		1,185,043

TOTAL NET ASSETS – 100.0%		$81,004,666

Cost of investments for Federal income tax purposes is $78,095,289. The net unrealized appreciation/(depreciation) of investments was $1,724,334.This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,960,164 and net unrealized depreciation from investments for those securities having an excess of cost over value of $235,830.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$78,267,825	$—	$78,267,825
Money Market Fund	1,551,798	—	—	1,551,798

Total	$1,551,798	$78,267,825	$—	$79,819,623

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM - Assured Guaranty Municipal

BAM-TCRS - Build America Mutual-Tax Credit Reporting Service

CAPMAC - Capital Markets Assurance Corporation

GO - General Obligation

IDA - Industrial Development Authority/Agency

ITC - Insured Trust Certificate

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

34

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2017 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Bond Fund
ASSETS:
Investments, at identified cost	$509,740,449	$93,722,258		$65,759,170

Investments in securities, at value (Including $9,157,749, $2,771,397, and $127,487 of securities on loan, respectively) (Note 2)	$514,378,317	$94,455,437		$65,822,780
Income receivable	3,198,124	612,476		310,051
Receivable for shares sold	1,494,449	53,322		82,020
Receivable for investments sold	—	—		90
Prepaid assets	30,051	24,625		24,614

TOTAL ASSETS	519,100,941	95,145,860		66,239,555

LIABILITIES:
Payable for investments purchased	8,603,666	259,942		—
Collateral for securities on loan	9,358,017	2,829,424		131,884
Income distribution payable	951,750	152,498		87,576
Payable for shares redeemed	41,334	42,524		61,903
Payable for distribution services fee	931	571		1,329
Payable for shareholder services fee	373	228		—
Other accrued expenses	144,008	45,999		52,428

TOTAL LIABILITIES	19,100,079	3,331,186		335,120

NET ASSETS	$500,000,862	$91,814,674		$65,904,435

NET ASSETS CONSIST OF:

Paid-in capital	$496,689,072	$90,859,170		$67,126,707
Undistributed (distributions in excess of) net investment income	(368,692)	(891)		(50,799)
Accumulated net realized gain (loss) on investments	(957,386)	223,216		(1,235,083)
Net unrealized appreciation (depreciation) of investments	4,637,868	733,179		63,610

TOTAL NET ASSETS	$500,000,862	$91,814,674		$65,904,435

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$4,387,332	$2,685,749		$6,253,417

Shares outstanding (unlimited shares authorized)	447,098	272,086		627,428

Net Asset Value per share	$9.81	$9.87		$9.97

Offering price per share*	$10.27 ***	$10.34	***	$10.15 **

Class I
Net Assets	$495,613,530	$89,128,925		$59,651,018

Shares outstanding (unlimited shares authorized)	51,368,822	9,023,300		5,983,928

Net Asset Value per share	$9.65	$9.88		$9.97

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share: 100/98.25 of net asset value.
***	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

35

October 31, 2017 (unaudited)	Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$295,897,251		$78,095,289

Investments in securities, at value	$301,597,321		$79,819,623
Interest receivable	3,591,891		953,949
Receivable for shares sold	252,852		194,033
Receivable for investments sold	—		2,831,725
Prepaid assets	26,522		12,698

TOTAL ASSETS	305,468,586		83,812,028

LIABILITIES:
Payable for investments purchased	15,072,312		2,645,061
Income distribution payable	449,174		114,839
Payable for shares redeemed	64,378		100
Payable for distribution services fee	6,768		3,434
Other accrued expenses	73,898		43,928

TOTAL LIABILITIES	15,666,530		2,807,362

NET ASSETS	$289,802,056		$81,004,666

NET ASSETS CONSIST OF:
Paid-in capital	$281,804,469		$78,102,345
Undistributed (distributions in excess of) net investment income	102			(199)
Accumulated net realized gain (loss) on investments	2,297,415		1,178,186
Net unrealized appreciation (depreciation) of investments	5,700,070		1,724,334

TOTAL NET ASSETS	$289,802,056		$81,004,666

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$31,727,773		$16,135,637

Shares outstanding (unlimited shares authorized)	2,393,501		1,518,440

Net Asset Value per share	$13.26		$10.63

Offering price per share*	$13.88	***	$11.13	***

Class I
Net Assets	$258,074,283		$64,869,029

Shares outstanding (unlimited shares authorized)	19,461,319		6,101,115

Net Asset Value per share	$13.26		$10.63

*     See “How are Shares Priced?” in the Prospectus.

*** Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

36

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2017 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Bond Fund
INVESTMENT INCOME:
Dividends	$6,101	$3,291	$746
Interest	6,731,752	1,272,367	652,791
Securities lending income	5,811	3,493	4,179

TOTAL INVESTMENT INCOME	6,743,664	1,279,151	657,716

EXPENSES:
Investment advisory fee	1,139,820	237,171	138,543
Administrative personnel and services fees	82,510	17,182	11,284
Portfolio accounting and administration fees	79,980	25,833	18,332
Transfer and dividend disbursing agent fees and expenses	58,204	3,434	16,814
Trustees’ fees	31,886	31,886	31,886
Professional fees	36,907	36,292	35,946
Distribution services fee—Class A	5,598	3,441	8,108
Shareholder services fee—Class A	5,598	3,441	8,108
Shareholder services fee— Class I	627,635	128,320	78,481
Share registration costs	14,814	14,362	13,353
Printing and postage	14,921	2,430	3,112
Custodian fees	11,887	2,599	3,985
Miscellaneous	31,579	16,940	15,274

TOTAL EXPENSES	2,141,339	523,331	383,226

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(109,395)	(108,794)	(122,275)
Waiver of shareholder services fee—Class A	(3,790)	(2,659)	(8,108)
Waiver of shareholder services fee—Class I	(627,635)	(128,320)	(78,481)

TOTAL WAIVERS AND REIMBURSEMENTS	(740,820)	(239,773)	(208,864)

Net expenses	1,400,519	283,558	174,362

Net investment income	5,343,145	995,593	483,354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	375,660	196,934	7,895
Net change in unrealized appreciation (depreciation) of investments	1,564,851	(158,275)	(111,727)

Net realized and unrealized gain (loss) on investments	1,940,511	38,659	(103,832)

Change in net assets resulting from operations	$7,283,656	$1,034,252	$379,522

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)

37

Six Months Ended October 31, 2017 (unaudited)	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$39,483	$12,853
Interest	3,493,625	972,145

TOTAL INVESTMENT INCOME	3,533,108	984,998

EXPENSES:
Investment advisory fee	666,519	189,780
Administrative personnel and services fees	48,241	13,737
Portfolio accounting and administration fees	50,575	18,253
Transfer and dividend disbursing agent fees and expenses	12,642	8,236
Trustees’ fees	31,886	31,886
Professional fees	35,082	34,876
Distribution services fee—Class A	40,353	20,897
Shareholder services fee—Class A	40,353	20,897
Shareholder services fee— Class I	329,934	84,536
Share registration costs	15,701	5,316
Printing and postage	4,113	3,546
Custodian fees	3,833	1,040
Miscellaneous	23,632	15,425

TOTAL EXPENSES	1,302,864	448,425

Waiver/reimbursement by investment advisor	(166,458)	(73,272)
Waiver of shareholder services fee—Class A	(40,353)	(20,897)
Waiver of shareholder services fee—Class I	(329,934)	(84,536)

TOTAL WAIVERS AND REIMBURSEMENTS	(536,745)	(178,705)

Net expenses	766,119	269,720

Net investment income	2,766,989	715,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,148,990	674,992
Net change in unrealized appreciation (depreciation) of investments	(601,437)	(121,241)

Net realized and unrealized gain (loss) on investments	2,547,553	553,751

Change in net assets resulting from operations	$5,314,542	$1,269,029

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

38

STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$5,343,145	$9,735,682	$995,593	$2,176,062
Net realized gain (loss) on investments	375,660	317,333	196,934	300,634
Net change in unrealized appreciation (depreciation) of investments	1,564,851	(7,764,099)	(158,275)	(1,854,852)

Change in net assets resulting from operations	7,283,656	2,288,916	1,034,252	621,844

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(43,353)	(88,674)	(22,058)	(41,156)
Class I	(5,691,352)	(10,729,750)	(975,431)	(2,138,110)
Distributions from net realized gain on investments
Class A	—	—	—	(4,184)
Class I	—	—	—	(179,465)

Change in net assets resulting from distributions to shareholders	(5,734,705)	(10,818,424)	(997,489)	(2,362,915)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	2,165	48,174	2,480	1,774
Class I	52,458,120	230,617,419	7,847,528	60,818,336
Distributions reinvested
Class A	34,350	68,265	17,891	37,289
Class I	3,388,301	6,528,748	326,961	1,054,059
Cost of shares redeemed
Class A	(165,279)	(747,073)	(98,271)	(743,135)
Class I	(64,953,177)	(135,479,448)	(46,187,148)	(53,474,057)

Change in net assets resulting from share transactions	(9,235,520)	101,036,085	(38,090,559)	7,694,266

Change in net assets	(7,686,569)	92,506,577	(38,053,796)	5,953,195
NET ASSETS:
Beginning of period	507,687,431	415,180,854	129,868,470	123,915,275

End of period	$500,000,862	$507,687,431	$91,814,674	$129,868,470

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(368,692)	$22,868	$(891)	$1,005

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	221	4,793	250	178
Class I	5,424,308	23,628,508	792,114	6,102,828
Distributions reinvested
Class A	3,492	6,899	1,807	3,749
Class I	350,331	671,428	33,001	105,977
Shares redeemed
Class A	(16,825)	(75,015)	(9,929)	(74,369)
Class I	(6,711,079)	(13,924,822)	(4,660,581)	(5,367,645)

Net change in shares outstanding	(949,552)	10,311,791	(3,843,338)	770,718

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)

39

	Wilmington Short-Term Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$483,354	$1,154,399	$2,766,989	$5,695,928
Net realized gain (loss) on investments	7,895	253,519	3,148,990	866,344
Net change in unrealized appreciation (depreciation) of investments	(111,727)	(666,354)	(601,437)	(8,426,840)

Change in net assets resulting from operations	379,522	741,564	5,314,542	(1,864,568)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(43,588)	(85,741)	(265,575)	(560,888)
Class I	(500,372)	(1,337,526)	(2,501,204)	(5,135,036)
Distributions from net realized gain on investments
Class A	—	—	—	(240,362)
Class I	—	—	—	(1,970,473)

Change in net assets resulting from distributions to shareholders	(543,960)	(1,423,267)	(2,766,779)	(7,906,759)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	64,695	224,054	155,949	152,526
Class I	4,397,907	14,520,284	23,039,418	80,366,577
Distributions reinvested
Class A	29,398	58,870	191,764	602,054
Class I	358,835	752,694	550,013	2,786,214
Cost of shares redeemed
Class A	(453,351)	(1,398,588)	(846,272)	(5,934,497)
Class I	(9,662,395)	(110,478,733)	(31,612,327)	(78,471,180)

Change in net assets resulting from share transactions	(5,264,911)	(96,321,419)	(8,521,455)	(498,306)

Change in net assets	(5,429,349)	(97,003,122)	(5,973,692)	(10,269,633)
NET ASSETS:
Beginning of period	71,333,784	168,336,906	295,775,748	306,045,381

End of period	$65,904,435	$71,333,784	$289,802,056	$295,775,748

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(50,799)	$9,807	$(102)	$(108)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	6,472	22,404	11,698	11,480
Class I	440,205	1,448,952	1,732,010	6,033,791
Distributions reinvested
Class A	2,944	5,869	14,421	45,682
Class I	35,924	75,030	41,346	213,107
Shares redeemed
Class A	(45,395)	(139,321)	(63,701)	(445,735)
Class I	(967,128)	(10,994,293)	(2,378,175)	(5,954,323)

Net change in shares outstanding	(526,978)	(9,581,359)	(642,401)	(95,998)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

40

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington New York Municipal Bond Fund
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$715,278	$1,465,100
Net realized gain (loss) on investments	674,992	859,871
Net change in unrealized appreciation (depreciation) of investments	(121,241)	(2,829,526)

Change in net assets resulting from operations	1,269,029	(504,555)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(125,091)	(282,541)
Class I	(590,417)	(1,182,549)
Distributions from net realized gain on investments
Class A	—	(172,832)
Class I	—	(618,377)

Change in net assets resulting from distributions to shareholders	(715,508)	(2,256,299)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	92,597	100,841
Class I	5,534,313	20,000,921
Distributions reinvested
Class A	75,951	303,265
Class I	307,593	1,164,646
Cost of shares redeemed
Class A	(1,703,954)	(2,418,986)
Class I	(9,400,171)	(14,746,019)

Change in net assets resulting from share transactions	(5,093,671)	4,404,668

Change in net assets	(4,540,150)	1,643,814
NET ASSETS:
Beginning of period	85,544,816	83,901,002

End of period	$81,004,666	$85,544,816

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(199)	$31

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	8,651	9,390
Class I	517,648	1,863,546
Distributions reinvested
Class A	7,120	28,657
Class I	28,817	110,131
Shares redeemed
Class A	(159,427)	(226,497)
Class I	(879,606)	(1,373,629)

Net change in shares outstanding	(476,797)	411,598

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

41

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.78		$9.94	$9.95	$9.80	$10.19	$10.23
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.16	0.18	0.17	0.20	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.14)	0.02	0.19	(0.21)	0.17

Total Income (Loss) From Operations	0.13		0.02	0.20	0.36	(0.01)	0.40

Less Distributions From:
Net Investment Income	(0.10)		(0.18)	(0.20)	(0.19)	(0.23)	(0.25)
Net Realized Gains	—		—	(0.01)	(0.02)	(0.15)	(0.19)

Total Distributions	(0.10)		(0.18)	(0.21)	(0.21)	(0.38)	(0.44)

Net Asset Value, End of Period	$9.81		$9.78	$9.94	$9.95	$9.80	$10.19

Total Return(b)	1.29%		0.22%	2.03%	3.69%	(0.03)%	3.93%
Net Assets, End of Period (000’s)	$4,387		$4,503	$5,206	$5,726	$5,983	$6,951
Ratios to Average Net Assets
Gross Expense	1.09	%(c)	1.09%	1.10%	1.12%	1.15%	1.17%
Net Expenses(d)	0.88	%(c)	0.89%	0.88%	0.94%	0.98%	0.99%
Net Investment Income	1.76	%(c)	1.62%	1.85%	1.74%	2.09%	2.23%
Portfolio Turnover Rate	18%		32%	44%	45%	113%	106%
CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.62		$9.78	$9.79	$9.63	$10.03	$10.07
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.19	0.21	0.20	0.23	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.14)	0.02	0.20	(0.22)	0.17

Total Income (Loss) From Operations	0.14		0.05	0.23	0.40	0.01	0.43

Less Distributions From:
Net Investment Income	(0.11)		(0.21)	(0.23)	(0.22)	(0.26)	(0.28)
Net Realized Gains	—		—	(0.01)	(0.02)	(0.15)	(0.19)

Total Distributions	(0.11)		(0.21)	(0.24)	(0.24)	(0.41)	(0.47)

Net Asset Value, End of Period	$9.65		$9.62	$9.78	$9.79	$9.63	$10.03

Total Return(b)	1.46%		0.54%	2.38%	4.19%	0.16%	4.32%
Net Assets, End of Period (000’s)	$495,614		$503,184	$409,975	$413,310	$246,525	$275,173
Ratios to Average Net Assets
Gross Expense	0.84	%(c)	0.84%	0.85%	0.88%	0.92%	0.92%
Net Expenses(d)	0.55	%(c)	0.55%	0.55%	0.60%	0.65%	0.64%
Net Investment Income	2.11	%(c)	1.96%	2.15%	2.07%	2.41%	2.57%
Portfolio Turnover Rate	18%		32%	44%	45%	113%	106%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

42

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.88		$10.01	$10.02	$10.10	$10.60	$10.64
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.13	0.13	0.13	0.14	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.12)	0.03	0.09	(0.19)	0.13

Total Income (Loss) From Operations	0.07		0.01	0.16	0.22	(0.05)	0.31

Less Distributions From:
Net Investment Income	(0.08)		(0.13)	(0.13)	(0.13)	(0.15)	(0.19)
Net Realized Gains	—		(0.01)	(0.04)	(0.17)	(0.30)	(0.16)

Total Distributions	(0.08)		(0.14)	(0.17)	(0.30)	(0.45)	(0.35)

Net Asset Value, End of Period	$9.87		$9.88	$10.01	$10.02	$10.10	$10.60

Total Return(b)	0.71%		0.16%	1.62%	2.14%	(0.40)%	2.90%
Net Assets, End of Period (000’s)	$2,686		$2,765	$3,509	$4,389	$5,279	$9,730
Ratios to Average Net Assets
Gross Expense	1.24	%(c)	1.18%	1.18%	1.15%	1.12%	1.14%
Net Expenses(d)	0.84	%(c)	0.86%	0.85%	0.89%	0.91%	0.94%
Net Investment Income	1.60	%(c)	1.32%	1.34%	1.25%	1.38%	1.69%
Portfolio Turnover Rate	19%		39%	32%	45%	43%	52%
CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.88		$10.02	$10.03	$10.10	$10.60	$10.65
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.17	0.17	0.16	0.17	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.01		(0.13)	0.03	0.10	(0.18)	0.11

Total Income (Loss) From Operations	0.10		0.04	0.20	0.26	(0.01)	0.33

Less Distributions From:
Net Investment Income	(0.10)		(0.17)	(0.17)	(0.16)	(0.19)	(0.22)
Net Realized Gains	—		(0.01)	(0.04)	(0.17)	(0.30)	(0.16)

Total Distributions	(0.10)		(0.18)	(0.21)	(0.33)	(0.49)	(0.38)

Net Asset Value, End of Period	$9.88		$9.88	$10.02	$10.03	$10.10	$10.60

Total Return(b)	0.97%		0.40%	1.94%	2.57%	(0.09)%	3.15%
Net Assets, End of Period (000’s)	$89,129		$127,103	$120,406	$126,574	$136,516	$201,572
Ratios to Average Net Assets
Gross Expense	0.99	%(c)	0.93%	0.93%	0.93%	0.91%	0.89%
Net Expenses(d)	0.53	%(c)	0.53%	0.53%	0.57%	0.60%	0.60%
Net Investment Income	1.90	%(c)	1.66%	1.66%	1.57%	1.69%	2.03%
Portfolio Turnover Rate	19%		39%	32%	45%	43%	52%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

43

For a share outstanding throughout each period:

WILMINGTON SHORT-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.99		$10.07	$10.10	$10.23	$10.33	$10.28
Income (Loss) From Operations:
Net Investment Income(a)	0.06		0.10	0.07	0.07	0.07	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.06)	0.02	(0.02)	0.00 (b)	0.08

Total Income (Loss) From Operations	0.05		0.04	0.09	0.05	0.07	0.17

Less Distributions From:
Net Investment Income	(0.07)		(0.12)	(0.10)	(0.06)	(0.08)	(0.09)
Net Realized Gains	—		—	(0.02)	(0.12)	(0.09)	(0.03)

Total Distributions	(0.07)		(0.12)	(0.12)	(0.18)	(0.17)	(0.12)

Net Asset Value, End of Period	$9.97		$9.99	$10.07	$10.10	$10.23	$10.33

Total Return(c)	0.48%		0.43%	0.87%	0.51%	0.68%	1.66%
Net Assets, End of Period (000’s)	$6,253		$6,628	$7,796	$10,495	$2,785	$3,129
Ratios to Average Net Assets
Gross Expense	1.33	%(d)	1.23%	1.11%	1.17%	1.19%	1.20%
Net Expenses(e)	0.73	%(d)	0.73%	0.73%	0.78%	0.83%	0.86%
Net Investment Income	1.18	%(d)	0.96%	0.71%	0.71%	0.64%	0.89%
Portfolio Turnover Rate	34%		72%	104%	138%	196%	110%
CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$9.99		$10.07	$10.10	$10.23	$10.33	$10.28
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.12	0.10	0.08	0.09	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.05)	0.01	0.00 (b)	0.00 (b)	0.08

Total Income (Loss) From Operations	0.06		0.07	0.11	0.08	0.09	0.20

Less Distributions From:
Net Investment Income	(0.08)		(0.15)	(0.12)	(0.09)	(0.10)	(0.12)
Net Realized Gains	—		—	(0.02)	(0.12)	(0.09)	(0.03)

Total Distributions	(0.08)		(0.15)	(0.14)	(0.21)	(0.19)	(0.15)

Net Asset Value, End of Period	$9.97		$9.99	$10.07	$10.10	$10.23	$10.33

Total Return(c)	0.61%		0.68%	1.12%	0.76%	0.90%	1.91%
Net Assets, End of Period (000’s)	$59,651		$64,706	$160,541	$166,939	$165,057	$182,588
Ratios to Average Net Assets
Gross Expense	1.08	%(d)	0.98%	0.86%	0.96%	0.97%	0.96%
Net Expenses(e)	0.48	%(d)	0.48%	0.48%	0.56%	0.61%	0.61%
Net Investment Income	1.42	%(d)	1.19%	0.97%	0.81%	0.86%	1.12%
Portfolio Turnover Rate	34%		72%	104%	138%	196%	110%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

44

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$13.14		$13.54	$13.41	$13.40	$13.75	$13.79
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.22	0.23	0.25	0.27	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.12		(0.31)	0.37	0.13	(0.23)	0.27

Total Income (Loss) From Operations	0.23		(0.09)	0.60	0.38	0.04	0.51

Less Distributions From:
Net Investment Income	(0.11)		(0.22)	(0.23)	(0.25)	(0.27)	(0.24)
Net Realized Gains	—		(0.09)	(0.24)	(0.12)	(0.12)	(0.31)

Total Distributions	(0.11)		(0.31)	(0.47)	(0.37)	(0.39)	(0.55)

Net Asset Value, End of Period	$13.26		$13.14	$13.54	$13.41	$13.40	$13.75

Total Return(b)	1.75%		(0.65)%	4.55%	2.83%	0.37%	3.74%
Net Assets, End of Period (000’s)	$31,728		$31,951	$38,182	$41,607	$17,128	$21,435
Ratios to Average Net Assets
Gross Expense	1.10	%(c)	1.09%	1.09%	1.12%	1.14%	1.13%
Net Expenses(d)	0.74	%(c)	0.74%	0.74%	0.79%	0.86%	0.86%
Net Investment Income	1.65	%(c)	1.62%	1.69%	1.84%	2.00%	1.74%
Portfolio Turnover Rate	38%		40%	32%	50%	38%	38%
CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$13.15		$13.55	$13.42	$13.40	$13.76	$13.79
Income (Loss) From Operations:
Net Investment Income(a)	0.13		0.25	0.26	0.28	0.30	0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(0.31)	0.37	0.15	(0.24)	0.28

Total Income (Loss) From Operations	0.24		(0.06)	0.63	0.43	0.06	0.56

Less Distributions From:
Net Investment Income	(0.13)		(0.25)	(0.26)	(0.29)	(0.30)	(0.28)
Net Realized Gains	—		(0.09)	(0.24)	(0.12)	(0.12)	(0.31)

Total Distributions	(0.13)		(0.34)	(0.50)	(0.41)	(0.42)	(0.59)

Net Asset Value, End of Period	$13.26		$13.15	$13.55	$13.42	$13.40	$13.76

Total Return(b)	1.80%		(0.39)%	4.81%	3.17%	0.55%	4.06%
Net Assets, End of Period (000’s)	$258,074		$263,825	$267,864	$259,904	$199,503	$247,914
Ratios to Average Net Assets
Gross Expense	0.85	%(c)	0.84%	0.84%	0.88%	0.89%	0.90%
Net Expenses(d)	0.49	%(c)	0.49%	0.49%	0.55%	0.61%	0.61%
Net Investment Income	1.90	%(c)	1.87%	1.94%	2.11%	2.25%	2.01%
Portfolio Turnover Rate	38%		40%	32%	50%	38%	38%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

45

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$10.56		$10.91	$10.66	$10.56	$10.75	$10.59
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.16	0.19	0.21	0.19	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.25)	0.27	0.10	(0.19)	0.16

Total Income (Loss) From Operations	0.15		(0.09)	0.46	0.31	0.00	0.37

Less Distributions From:
Net Investment Income	(0.08)		(0.16)	(0.19)	(0.21)	(0.19)	(0.21)
Net Realized Gains	—		(0.10)	(0.02)	—	—	—

Total Distributions	(0.08)		(0.26)	(0.21)	(0.21)	(0.19)	(0.21)

Net Asset Value, End of Period	$10.63		$10.56	$10.91	$10.66	$10.56	$10.75

Total Return(b)	1.42%		(0.81)%	4.32%	2.91%	0.04%	3.48%
Net Assets, End of Period (000’s)	$16,136		$17,554	$20,197	$22,691	$24,301	$31,239
Ratios to Average Net Assets
Gross Expense	1.26	%(c)	1.24%	1.22%	1.22%	1.21%	1.20%
Net Expenses(d)	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%
Net Investment Income	1.50	%(c)	1.50%	1.76%	1.93%	1.79%	1.94%
Portfolio Turnover Rate	35%		32%	24%	31%	34%	41%
CLASS I	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$10.57		$10.92	$10.67	$10.57	$10.76	$10.60
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.19	0.22	0.23	0.21	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.25)	0.27	0.10	(0.18)	0.16

Total Income (Loss) From Operations	0.15		(0.06)	0.49	0.33	0.03	0.39

Less Distributions From:
Net Investment Income	(0.09)		(0.19)	(0.22)	(0.23)	(0.22)	(0.23)
Net Realized Gains	—		(0.10)	(0.02)	—	—	—

Total Distributions	(0.09)		(0.29)	(0.24)	(0.23)	(0.22)	(0.23)

Net Asset Value, End of Period	$10.63		$10.57	$10.92	$10.67	$10.57	$10.76

Total Return(b)	1.46%		(0.55)%	4.58%	3.17%	0.30%	3.74%
Net Assets, End of Period (000’s)	$64,869		$67,991	$63,704	$63,702	$69,325	$78,471
Ratios to Average Net Assets
Gross Expense	1.01	%(c)	0.99%	0.98%	0.97%	0.96%	0.95%
Net Expenses(d)	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income	1.75	%(c)	1.75%	2.01%	2.18%	2.05%	2.18%
Portfolio Turnover Rate	35%		32%	24%	31%	34%	41%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

46

NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2017 (unaudited)

1.    ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 5 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•  investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•  for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the year. As of October 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

47

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund
BNP Paribas SA	$1,779,212	$1,779,212	$—	$—
Citigroup Global Markets, Inc.	1,779,212	1,779,212	—	—
Daiwa Capital Markets America	1,779,212	1,779,212	—	—
Nomura Securities International, Inc.	1,779,212	1,779,212	—	—
RBC Dominion Securities, Inc.	1,779,212	1,779,212	—	—
Royal Bank of Scotland PLC	461,957	461,957	—	—

	$9,358,017	$9,358,017	$—	$—

Intermediate-Term Bond Fund
BNP Paribas SA	537,804	537,804	—	—
Citigroup Global Markets, Inc.	537,804	537,804	—	—
Daiwa Capital Markets America	537,804	537,804	—	—
Nomura Securities International, Inc.	140,404	140,404	—	—
RBC Dominion Securities, Inc.	537,804	537,804	—	—
TD Securities, Inc.	537,804	537,804	—	—

	$2,829,424	$2,829,424	$—	$—

Short-Term Bond Fund
BNP Paribas SA	25,578	25,578	—	—
Citigroup Global Markets, Inc.	25,578	25,578	—	—
Daiwa Capital Markets America	25,578	25,578	—	—
Nomura Securities International, Inc.	3,994	3,994	—	—
RBC Dominion Securities, Inc.	25,578	25,578	—	—
TD Securities, Inc.	25,578	25,578	—	—

	$131,884	$131,884	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

48

NOTES TO FINANCIAL STATEMENTS (continued)

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2017.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

49

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2017, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Broad Market Bond Fund	$ 9,157,749	$ 9,157,749	$—
Intermediate-Term Bond Fund	2,771,397	2,771,397	—
Short-Term Bond Fund	127,487	127,487	—
(1) Collateral with a value of $9,358,017, $2,829,424 and $131,884, respectively, has been received in connection with securities lending transactions.
(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

3.    FEDERAL TAX INFORMATION

As of April 30, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2016, 2015, and 2014, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the tax treatment of reclassifications of distributions, discount accretion/premium amortization on debt securities and capital gain or loss as a result of paydown activity. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets and have no effect on the net assets nor the NAV of the Funds.

The tax character of distributions for the corresponding fiscal year ends were as follows:

Fund	Ordinary Income*	2017 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2016 Tax Exempt Income	Long-Term Capital Gains
Broad Market Bond Fund	$10,818,424	$ —	$ —	$9,747,956	$ —	$504,626
Intermediate-Term Bond Fund	2,311,341	—	51,574	2,090,943	—	391,707
Short-Term Bond Fund	1,423,267	—	—	1,939,029	—	287,062
Municipal Bond Fund	508,734	5,683,961	1,714,064	245,967	5,658,718	4,977,918
New York Municipal Bond Fund	29,552	1,456,787	769,960	—	1,624,677	133,655

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

50

NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
Broad Market Bond Fund	$949,337	$ —	$ —	$(926,469)	$3,073,017	$(1,333,046)	$—
Intermediate-Term Bond Fund	185,593	—	91,445	(184,588)	877,368	—	(51,077)
Short-Term Bond Fund	101,513	—	—	(91,706)	167,462	(1,235,103)	—
Municipal Bond Fund	—	490,886	—	(490,994)	6,301,507	—	(851,575)
New York Municipal Bond Fund	—	122,688	503,197	(122,660)	1,845,575	—	—

At April 30, 2017, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Capital Loss Available Through 2018	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Broad Market Bond Fund	$ —	$494,203	$838,843	$1,333,046
Short-Term Bond Fund	108,426	615,626	511,051	1,235,103

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2017 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses
Intermediate-Term Bond Fund	$—	$ 51,077	$ —
Municipal Bond Fund	—	1,096,441	(244,866)

4.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor will recoup previously waived fees/expenses in subsequent years.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

51

	Contractual Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	0.90%	0.55%
Intermediate-Term Bond Fund	0.88%	0.53%
Short-Term Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.84%	0.59%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Effective October 1, 2017, the fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

Prior to October 1, 2017, the administrative fees were as follows:

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. . Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2017, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2017, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$ 3,936
Intermediate-Term Bond Fund	1,995
Short-Term Bond Fund	5,596
Municipal Bond Fund	35,452
New York Municipal Bond Fund	18,829

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

52

NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2017, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$ 85
Short-Term Bond Fund	337
Municipal Bond Fund	602
New York Municipal Bond Fund	5,626

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2017, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$1,398
Intermediate-Term Bond Fund	661

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.     INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2017 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$75,377,460	$84,663,496
Intermediate-Term Bond Fund	12,097,706	31,831,028
Short-Term Bond Fund	8,094,187	12,579,894
Municipal Bond Fund	109,266,137	114,164,542
New York Municipal Bond Fund	27,549,912	30,353,226

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2017 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Broad Market Bond Fund	$13,072,695	$7,257,501
Intermediate-Term Bond Fund	6,893,627	23,962,712
Short-Term Bond Fund	15,004,805	12,741,346

6.     CONCENTRATION OF RISK

Since New York Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2017, 10.8% of New York Municipal Bond Fund’s total market value of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

53

7.     LINE OF CREDIT

Effective April 6, 2017, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 5, 2018.

The Funds did not utilize the LOC for the six months ended October 31, 2017.

8.     RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X was August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

9.     SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

54

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2017 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and certain sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into a Board meeting and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 28, 2017, the Independent Trustees met in executive session with independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and to evaluate the Advisory Agreements that were due for renewal between the Wilmington Multi-Manager Real Asset Fund and each of its sub-advisers (the “Sub-Advisers”), as appropriate. The Independent Trustees evaluated the information that the Adviser and each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning the Adviser’s and each Sub-Adviser’s investment advisory services, operations, compliance program and other matters. The Independent Trustees developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

• Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

• Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

• Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

• Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

• Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

• The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

• For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and;

• The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

• The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

• The prospects for satisfactory investment performance were reasonable; and

• Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

55

the one-, three- and five-year periods ended June 30, 2017. The Board considered management’s views concerning the markets for fixed income securities and that the Fund’s underperformance over the last year could be attributed to the Fund’s duration being more conservative than the duration of its benchmark, which detracted from the Fund’s performance as interest rates increased. The Board also considered management’s view that the Fund’s underperformance during the three-year period could also be attributed to the Fund’s conservative strategy of maintaining a shorter duration than its benchmark while longer-term interest rates declined over the same period. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that the Fund’s net total expense ratio was slightly above the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-year period and above the peer group average for the three- and five-year periods ended June 30, 2017. The Board considered management’s views concerning the markets for fixed income securities and that the Fund’s underperformance could be attributed to the Fund’s conservative strategy of maintaining a shorter duration than the funds in its peer group. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Short-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2017. The Board considered management’s views concerning the markets for fixed income securities and that the Fund is managed conservatively, with duration that is typically shorter than the funds in its peer group. The Board also considered management’s view that the Fund’s underperformance during the three-year period could be attributed in part to the Fund’s underweight in the energy sector. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and that the Fund’s net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2017. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Institutional Class shares had achieved total return performance below the peer group average for the one-year period and above the peer group average for the three- and five-year periods ended June 30, 2017. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

56

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2015 (unaudited) / SEMI-ANNUAL REPORT

57

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

58

•Information or data entered into a website will be retained.

•Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890 Sub-Advisor Wilmington Trust Investment Advisors 111 South Calvert Street 26th Floor Baltimore, MD 21202 Co-Administrator Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890 Custodian The Bank of New York Mellon One Wall Street New York, NY 10286 Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203 Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809 Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square, 2005 Market Street, Suite 700 Philadelphia, PA 19103 WT-SAR-FI-1017 Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2017 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

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Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the Trust’s semi-annual fiscal year period of May 1, 2017, through October 31, 2017. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year period.

The economy

Economic growth remains in place as the expansion begun in 2009 continues unabated. While the current expansion has often been viewed as relatively anemic versus history, the most recent quarters covered by the semi-annual reporting period were noteworthy as economic growth sprung to life, averaging over 3%. Consumers provided a significant level of support with real personal consumption growing by 2.85% from April to the end of September.

Investment spending has been a conspicuously missing ingredient in this expansion as indicated by an average growth rate of 1.1% during 2016. Helped by both business investment and a resurging housing market, investment spending averaged almost 5% during the second and third quarters of 2017.

Employment growth has not faltered either and is providing strong support to economic activity with jobs growth from April to September 2017, totaling just under one million new jobs at 980,000. The growth trends were interrupted temporarily due to the series of natural disasters caused by hurricanes Harvey and Maria. Perhaps as important as the continued growth in new jobs has been a surge in hourly earnings over the past several years. Average hourly earnings had failed to grow much more than 2% during the early parts of the recovery but this has shifted to a stronger growth path, approaching 2.6% during the first half of 2017. Part of this reflects the need for employers to beef up compensation in the face of a tightening jobs market. With the civilian unemployment rate falling from 4.4% to 4.1% during the semi-annual period, employers are finding it increasingly difficult to fill jobs; particularly, highly skilled positions.

One significant shift during the semi-annual period has been the resurgence of global growth. Europe has faced many challenges to the European Union but it appears that the efforts of the European Central Bank to support the economy through significant bond purchases may be finally paying off. Annualized GDP growth in the European Union reached 2.6% by the end of the September quarter, the highest pace since 2011. Despite concerns over Brexit, the United Kingdom reached its lowest unemployment rate since 1975. Through June of 2017, Japan has generated six straight quarters of growth, the longest run of economic expansion since 2006.

The bond markets

While many bond market observers focus on the 10-year U.S. Treasury note yields, the more important market to watch may be the 2-year note, which finished the semi-annual period in a definitive uptrend. After taking a break in raising rates to prepare markets for the beginning of their balance sheet reduction, the Federal Reserve appears poised to restart the process this December. This has helped to push the 2-year Treasury yield up to 1.60% at the end of October 2017, an increase of 35 basis points (0.35%) since the start of the semi-annual period. Ten-year Treasury note yields, on the other hand, have barely moved—finishing the semi-annual period at 2.37%, almost on top of where it started at 2.28%. These modest increases in yields were not enough to overwhelm income returns, allowing Treasury markets to post modest positive returns for the semi-annual period. Overall, the Treasury market gained 0.75%, as measured by the Bloomberg Barclays U.S. Treasury Bond Index1.

Credit conditions remained positive, supported by the economic backdrop and improving corporate earnings. Yield spreads on corporate bonds have declined for most of 2017. The option-adjusted spread on the Bloomberg Barclays U.S. Credit Bond Index declined 19 basis points from April to October. These factors combined with investors’ continued search for yield helped to push corporate bond market returns higher, with the Bloomberg Barclays U.S. Credit Bond Index2 up over 3% for the six-month period. These same factors helped to push up high-yield returns as well, with the Bloomberg Barclays U.S. Corporate High Yield Bond Index3 returning 3.4%.

Municipal bonds also enjoyed a strong quarter as economic strength translates into strong tax revenues from income, sales, and property-related sources.

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

ii

Below are returns of certain Bloomberg Barclays indices for the semi-annual period from May to October4:

Bloomberg Barclays U.S. Aggregate Bond Index[5]	Bloomberg Barclays U.S. Treasury Bond Index	Bloomberg Barclays U.S. Mortgage-Backed Securities Index[6]	Bloomberg Barclays U.S. Credit Bond Index	Bloomberg Barclays Municipal Bond Index[7]
1.58%	0.75%	1.15%	3.05%	2.55%

The stock markets

The oft-quoted advice to “Sell in May and go away” would have been disastrous for investors this year. While equity markets consolidated early in the recent six-month period, they gained traction over the last few months to score impressive results. Domestic equity markets were up over 9% as measured by the S&P 500 index8 during the semi-annual period. Small-cap stocks also participated in these robust market conditions, adding just over 8% as measured by the Russell 2000 Index9.

Factors propelling the market forward were widespread. The most fundamentally important element was the acceleration in corporate earnings, with year-over-year results for the second quarter of 2017 up 9.7%. For much of 2017, we have seen the U.S. dollar depreciate, with the euro gaining 11.2% since the start of the year. This is beginning to provide a tailwind for U.S. corporations due to foreign currency translation gains and stronger overseas volumes.

While the Fed may be looking to resume interest rate hikes, monetary policy remains accommodative and the outlook is for a gentle process in managing the future direction. This has helped equity markets keep financing costs low and risk appetites elevated.

While domestic markets put on a good show, their results were second fiddle to global markets, which saw double-digit returns in most major markets. The firming in economic growth in Europe and Japan also led to stronger earnings growth which helped to propel these markets higher. The MSCI All-Country World ex-USD (Net) Index10 was up over 12% for the reporting period. Gains in the developed international economies filtered down into emerging markets, which saw their equity markets gain 16.1% during the semi-annual period as measured by the MSCI Emerging Market Index11.

Below are returns of certain equity indices for the semi-annual period from May to October:

S&P 500 Index	Russell 2000 Index	Dow Jones Industrial Average[12]	NASDAQ Composite Index[13]	MSCI All Country World ex-USD (Net) Index
9.10%	8.01%	13.00%	11.85%	12.06%

We appreciate and will continue to work hard to earn the confidence and belief you have in us. For our part, the Trust remains committed to managing your important savings with the same disciplined process that has created value for our shareholders and helped them achieve their important long-term financial goals.

Sincerely,

Christopher D. Randall

President

November 14, 2017

October 31, 2017 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

1.  Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

2.  Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

3.  Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices.

4.  Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5.  Bloomberg Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

6.  Bloomberg Barclays U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

7.  Bloomberg Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.  The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion.

10.  MSCI All Country World ex-USD (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.  MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

12.  Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

13.  NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

PRESIDENT’S MESSAGE / October 31, 2017 (unaudited)

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SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,001.80	$3.13	0.62%

Institutional Class	$1,000.00	$1,003.60	$1.36	0.27%

Select Class	$1,000.00	$1,003.10	$1.87	0.37%

Service Class	$1,000.00	$1,001.10	$3.88	0.77%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.08	$3.16	0.62%

Institutional Class	$1,000.00	$1,023.84	$1.38	0.27%

Select Class	$1,000.00	$1,023.34	$1.89	0.37%

Service Class	$1,000.00	$1,021.32	$3.92	0.77%

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,001.90	$3.03	0.60%

Select Class	$1,000.00	$1,003.10	$1.77	0.35%

Service Class	$1,000.00	$1,000.10	$3.73	0.74%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.18	$3.06	0.60%

Select Class	$1,000.00	$1,023.44	$1.79	0.35%

Service Class	$1,000.00	$1,021.48	$3.77	0.74%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets

U.S. Government Agency Obligations	66.0%
U.S. Treasury Obligations	17.9%
Repurchase Agreements	15.1%
Money Market Funds	1.0%
Other Assets and Liabilities – Net[1]	(0.0)%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(2)	Represents less than 0.05%

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 66.0%
FEDERAL FARM CREDIT BANK (FFCB) – 9.8%

1.07%, 11/02/17‡	$50,000,000	$49,998,542

(1 Month USD LIBOR - 0.01%), 1.23%, 11/15/17Δ	75,000,000	75,000,000

1.03%, 11/16/17‡	50,000,000	49,978,958

(3 Month USD LIBOR - 0.27%), 1.05%, 12/12/17Δ	75,000,000	74,999,576

(1 Month USD LIBOR - 0.17%), 1.06%, 5/03/18Δ	100,000,000	99,998,270

(1 Month USD LIBOR - 0.12%), 1.12%, 7/23/18Δ	70,000,000	70,015,423

(1 Month USD LIBOR + 0.06%), 1.30%, 9/24/18Δ	29,700,000	29,689,552

(1 Month USD LIBOR + 0.02%), 1.24%, 10/03/18Δ	25,000,000	25,036,141

(1 Month USD LIBOR - 0.09%), 1.15%, 10/22/18Δ	60,000,000	60,025,068

(1 Month USD LIBOR - 0.14%), 1.10%, 10/30/18Δ	75,000,000	75,000,000

(1 Month USD LIBOR - 0.11%), 1.12%, 12/03/18Δ	50,000,000	49,998,329

(1 Month USD LIBOR - 0.07%), 1.17%, 10/02/19Δ	36,000,000	36,000,007

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$695,739,866
FEDERAL HOME LOAN BANK (FHLB) – 43.0%

1.05%, 11/01/17‡	295,800,000	295,800,000

Description	Par Value	Value

1.06%, 11/07/17‡	$46,200,000	$46,192,031

1.05%, 11/08/17‡	125,000,000	124,975,014

1.03%, 11/10/17‡	188,770,000	188,722,313

1.08%, 11/13/17‡	25,000,000	24,991,167

1.07%, 11/15/17‡	159,000,000	158,935,075

1.10%, 11/16/17‡	45,000,000	44,979,750

1.04%, 11/20/17‡	43,194,000	43,170,861

1.04%, 11/22/17‡	127,400,000	127,323,957

1.07%, 11/24/17‡	96,700,000	96,635,237

1.05%, 11/29/17‡	75,000,000	74,940,111

1.05%, 12/06/17‡	134,611,000	134,476,058

1.14%, 12/11/17‡	41,241,000	41,189,907
1.05%, 12/13/17‡	67,803,000	67,721,523

(1 Month USD LIBOR + 0.08%), 1.32%, 12/15/17Δ	100,000,000	100,000,000

1.10%, 12/18/17‡	50,000,000	49,929,826

1.06%, 12/20/17‡	190,000,000	189,732,065

1.06%, 12/21/17‡	150,000,000	149,783,333

1.10%, 12/22/17‡	50,000,000	49,923,854

1.10%, 1/03/18‡	167,000,000	166,685,131

1.10%, 1/04/18‡	100,000,000	99,808,000

1.11%, 1/05/18‡	42,000,000	41,917,342

1.12%, 1/10/18‡	42,000,000	41,910,167

1.10%, 1/12/18‡	29,052,000	28,989,248

(3 Month USD LIBOR - 0.39%), 0.98%, 1/25/18Δ	250,000,000	250,000,000

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS             3

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

(1 Month USD LIBOR - 0.16%), 1.08%, 2/08/18 Δ	$50,000,000	$49,999,091

(1 Month USD LIBOR - 0.19%), 1.05%, 2/16/18Δ	50,000,000	50,000,000

(3 Month USD LIBOR - 0.16%), 1.15%, 3/01/18Δ	100,000,000	100,016,942

(3 Month USD LIBOR - 0.35%), 0.96%, 5/09/18Δ	50,000,000	50,000,000

(1 Month USD LIBOR - 0.14%), 1.10%, 10/15/18Δ	50,000,000	50,000,000

(1 Month USD LIBOR - 0.08%), 1.16%, 11/13/18Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,038,748,003

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.2%

1.02%, 11/02/17‡	187,493,000	187,487,780

1.02%, 11/03/17‡	230,000,000	229,987,222

1.06%, 11/10/17‡	25,000,000	24,993,531

1.03%, 11/27/17‡	30,653,000	30,630,640

1.11%, 12/13/17‡	25,000,000	24,968,354

1.06%, 12/15/17	30,000,000	29,997,743

(1 Month USD LIBOR - 0.10%), 1.14%, 6/28/19Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$578,065,270

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.0%

1.02%, 11/08/17‡	166,290,000	166,257,666

1.03%, 11/22/17‡	89,000,000	88,947,827

1.04%, 12/06/17‡	50,000,000	49,950,417

1.10%, 1/10/18‡	50,000,000	49,895,097

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$355,051,007

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $4,667,604,146)		$4,667,604,146

U.S. TREASURY OBLIGATIONS – 17.9%

U.S. TREASURY BILLS – 15.8%

1.09%, 11/02/17‡	170,000,000	169,994,944

1.05%, 11/09/17‡	100,000,000	99,977,111

1.07%, 11/24/17‡	150,000,000	149,899,375

1.12%, 12/14/17‡	150,000,000	149,804,619

1.07%, 12/21/17‡	76,030,000	75,919,651

1.07%, 12/28/17‡	50,000,000	49,916,875

1.08%, 1/02/18‡	150,000,000	149,726,167

1.07%, 1/04/18‡	25,000,000	24,953,289

1.15%, 1/11/18‡	125,000,000	124,722,656

1.27%, 4/26/18‡	125,000,000	124,239,167

TOTAL U.S. TREASURY BILLS		$1,119,153,854

U.S. TREASURY NOTES – 2.1%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.27%), 1.38%, 1/31/18Δ	50,000,000	50,035,473

Description	Par Value	Value

(U.S. Treasury 3 Month Bill Money Market Yield + 0.07%), 1.18%, 4/30/19Δ	$100,000,000	$100,083,094

TOTAL U.S. TREASURY NOTES		$150,118,567

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,269,272,421)		$1,269,272,421
	Number of Shares

MONEY MARKET FUNDS – 1.0%

Blackrock Liquidity Funds FedFund Institutional Shares, 0.95%	40,000,000	40,000,000

Dreyfus Government Cash Management Fund, Institutional Shares, 0.93%^	33,834,000	33,834,000

TOTAL MONEY MARKET FUNDS (COST $73,834,000)		$73,834,000
	Par Value

REPURCHASE AGREEMENTS – 15.1%

Deutsche Bank Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $85,002,479, collateralized by U.S. Treasury Securities, 1.63% to 1.88%, maturing 10/15/20 to 4/30/22; total market value of $86,700,049.	$85,000,000	85,000,000

Mizuho Securities USA, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $250,007,292, collateralized by U.S. Government Securities, 2.00% to 7.50%, maturing 12/01/30 to 2/01/47; total market value of $255,000,001.	250,000,000	250,000,000

RBC Capital Markets LLC, 1.03%, dated 10/31/17, due 11/01/17, repurchase price $270,007,725, collateralized by U.S. Treasury Securities, 0.00% to 7.13%, maturing 2/08/18 to 11/15/44; total market value of $275,400,034.	270,000,000	270,000,000

RBC Capital Markets LLC, 1.04%, dated 10/31/17, due 11/01/17, repurchase price $75,002,167, collateralized by U.S. Government Securities, 2.50% to 4.00%, maturing 2/01/27 to 11/01/47; total market value of $76,500,001.	75,000,000	75,000,000

TD Securities, Inc., 1.04%, dated 10/31/17, due 11/01/17, repurchase price $110,003,178, collateralized by U.S. Government & Treasury Securities, 1.38% to 4.00%, maturing 1/31/24 to 8/01/47; total market value of $112,582,099.	110,000,000	110,000,000

TD Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $275,008,021, collateralized by U.S. Government Securities, 4.00% to 4.50%, maturing 3/01/47 to 5/01/47; total market value of $283,250,001.	275,000,000	275,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,065,000,000)		$1,065,000,000

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

4            PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (concluded)

Description	Value
TOTAL INVESTMENTS – 100.0%
(COST $7,075,710,567)	$7,075,710,567

OTHER LIABILITIES LESS ASSETS – (0.0)%**	(2,421,515)

TOTAL NET ASSETS – 100.0%	$7,073,289,052

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$4,667,604,146	$—	$4,667,604,146
U.S. Treasury Obligations	—	1,269,272,421	—	1,269,272,421
Money Market Funds	73,834,000	—	—	73,834,000
Repurchase Agreements	—	1,065,000,000	—	1,065,000,000

Total	$73,834,000	$7,001,876,567	$—	$7,075,710,567

Δ

Variable rate security. The rate shown is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

‡	The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2017, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	76.1%
Repurchase Agreements	21.8%
Money Market Fund	2.2%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2017 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 76.1%

U.S. TREASURY BILLS – 56.3%

1.10%, 11/02/17‡	$55,000,000	$54,998,359

1.08%, 11/09/17‡	50,000,000	49,988,278

1.06%, 11/16/17‡	75,000,000	74,967,646

1.07%, 11/24/17‡	25,000,000	24,983,229

1.04%, 12/07/17‡	50,000,000	49,949,000

1.12%, 12/14/17‡	50,000,000	49,934,873

1.07%, 12/21/17‡	50,000,000	49,927,431

1.07%, 12/28/17‡	50,000,000	49,916,875

1.08%, 1/02/18‡	50,000,000	49,908,722

1.15%, 1/11/18‡	25,000,000	24,944,531

1.11%, 1/18/18‡	54,070,000	53,942,305

1.27%, 4/26/18‡	35,000,000	34,786,967

TOTAL U.S. TREASURY BILLS		$568,248,216

U.S. TREASURY NOTES – 19.8%

0.63%, 11/30/17	75,000,000	74,975,309

(U.S. Treasury 3 Month Bill Money Market Yield + 0.27%), 1.38%, 1/31/18Δ	50,000,000	50,036,760

(U.S. Treasury 3 Month Bill Money Market Yield + 0.19%), 1.30%, 4/30/18Δ	25,000,000	25,014,801

(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.28%, 7/31/18[v]	25,000,000	25,020,480

(U.S. Treasury 3 Month Bill Money Market Yield + 0.07%), 1.18%, 4/30/19Δ	25,000,000	25,020,961

TOTAL U.S. TREASURY NOTES		$200,068,311

TOTAL U.S. TREASURY OBLIGATIONS (COST $768,316,527)		$768,316,527

Description	Number of Shares	Value

MONEY MARKET FUND – 2.2%

Blackrock Liquidity Funds T-Fund Institutional Shares, 0.93%	22,175,974	$22,175,974

TOTAL MONEY MARKET FUND
(COST $22,175,974)		$22,175,974

	Par Value

REPURCHASE AGREEMENTS – 21.8%

Credit Suisse First Boston LLC, 1.01%, dated 10/31/17, due 11/01/17, repurchase price $105,002,946, collateralized by U.S. Treasury Securities, 0.75% to 3.00%, maturing 10/31/18 to 11/15/45; total market value of $107,101,910.	$105,000,000	105,000,000

Deutsche Bank Securities, Inc., 1.05%, dated 10/31/17, due 11/01/17, repurchase price $15,000,438, collateralized by U.S. Treasury Securities, 1.25% to 7.63%, maturing 12/31/22 to 8/15/43; total market value of $15,300,048.	15,000,000	15,000,000

RBC Capital Markets LLC, 1.03%, dated 10/31/17, due 11/01/17, repurchase price $100,002,861, collateralized by U.S. Treasury Securities, 1.38% to 8.50%, maturing 2/15/20 to 5/15/44; total market value of $102,000,003.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $220,000,000)		$220,000,000

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

6            PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Treasury Money Market Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 100.1%
(COST $1,010,492,501)	$1,010,492,501

OTHER LIABILITIES LESS ASSETS – (0.1%)	(525,532)

TOTAL NET ASSETS – 100.0%	$1,009,966,969

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$768,316,527	$—	$768,316,527
Money Market Fund	22,175,974	—	—	22,175,974
Repurchase Agreements	—	220,000,000	—	220,000,000

Total	$22,175,974	$988,316,527	$—	$1,010,492,501

Δ

Variable rate security. The rate shown is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

‡	The rate shown reflects the effective yield at purchase date.

The following acronym is used throughout this Fund:
LLC - Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES             7

October 31, 2017 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$7,075,710,567	$1,010,492,501

Investments in repurchase agreements, at value	$1,065,000,000	$220,000,000
Investments in securities, at value	6,010,710,567	790,492,501

TOTAL INVESTMENTS	7,075,710,567	1,010,492,501

Cash	218	561
Interest receivable	1,149,106	222,243
Receivable for shares sold	2,149,077	50,862
Prepaid assets	67,855	27,026

TOTAL ASSETS	7,079,076,823	1,010,793,193

LIABILITIES:
Income distribution payable	3,459,564	470,955
Payable for shares redeemed	8,831	—
Payable for distribution services fee	611,719	131,852
Payable for shareholder services fee	737,695	83,945
Other accrued expenses	969,962	139,472

TOTAL LIABILITIES	5,787,771	826,224

NET ASSETS	$7,073,289,052	$1,009,966,969

NET ASSETS CONSIST OF:
Paid-in capital	$7,073,294,399	$1,009,974,133
Undistributed (distributions in excess of) net investment income	(3)	—
Accumulated net realized gain (loss) on investments	(5,344)	(7,164)

TOTAL NET ASSETS	$7,073,289,052	$1,009,966,969

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,383,800,327	$625,531,535

Shares outstanding (unlimited shares authorized)	1,384,048,152	625,572,494

Net Asset Value per share	$1.00	$1.00

Institutional Class
Net Assets	$373,846,869	$—

Shares outstanding (unlimited shares authorized)	373,913,469	—

Net Asset Value per share	$1.00	$—

Select Class
Net Assets	$3,878,459,173	$384,404,193

Shares outstanding (unlimited shares authorized)	3,878,922,396	384,425,280

Net Asset Value per share	$1.00	$1.00

Service Class
Net Assets	$1,437,182,683	$31,241

Shares outstanding (unlimited shares authorized)	1,437,142,777	31,241

Net Asset Value per share	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

8            STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2017 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$191,223	$84,282
Interest	34,884,624	4,440,469

TOTAL INVESTMENT INCOME	35,075,847	4,524,751

EXPENSES:
Investment advisory fee	8,940,992	1,154,208
Administrative personnel and services fees	1,166,468	149,897
Portfolio accounting and administration fees	938,204	128,387
Transfer and dividend disbursing agent fees and expenses	60,577	2,060
Custodian fees	90,806	13,152
Trustees’ fees	31,886	31,886
Professional fees	53,882	37,226
Distribution services fee—Administrative Class	1,921,238	708,788
Distribution services fee—Service Class	1,703,790	39
Shareholder services fee— Administrative Class	1,921,239	707,749
Shareholder services fee— Select Class	4,774,205	445,378
Shareholder services fee— Service Class	1,703,790	39
Share registration costs	49,617	14,826
Printing and postage	85,730	4,182
Miscellaneous	209,730	46,592

TOTAL EXPENSES	23,652,154	3,444,409

Waiver/reimbursement by investment advisor	(1,984,375)	(410,364)
Waiver of distribution services fee—Administrative Class	(2,543)	(12,904)
Waiver of shareholder services fee—Administrative Class	(1,149,987)	(423,101)
Waiver of shareholder services fee—Select Class	(2,864,923)	(274,946)
Waiver of shareholder services fee—Service Class	(12,616)	(1)

TOTAL WAIVERS AND REIMBURSEMENTS	(6,014,444)	(1,121,316)

Net expenses	17,637,710	2,323,093

Net investment income	17,438,137	2,201,658

REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	42,374	129

Net realized gain (loss) on investments	42,374	129

Change in net assets resulting from operations	$17,480,511	$2,201,787

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS            9

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$17,438,137	$5,824,798	$2,201,658	$549,020
Net realized gain (loss) on investments	42,374	(40,404)	129	27,664

Change in net assets resulting from operations	17,480,511	5,784,394	2,201,787	576,684

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(2,772,468)	(632,310)	(1,080,346)	(180,326)
Institutional Class	(1,566,940)	(665,254)	—	—
Select Class	(11,653,489)	(4,414,350)	(1,121,573)	(367,894)
Service Class	(1,433,957)	(124,817)	(36)	(4)

Change in net assets resulting from distributions to shareholders	(17,426,854)	(5,836,731)	(2,201,955)	(548,224)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,585,239,537	4,359,929,007	734,583,282	1,456,907,456
Institutional Class	1,240,252,629	1,867,489,404	—	—
Select Class	3,362,190,669	4,840,610,360	1,009,542,675	1,558,933,919
Service Class	1,421,753,762	2,051,789,717	—	113,092
Proceeds from shares issued in connection with Reorganizations (Note 6)
Administrative Class	—	384,941,821	—	—
Institutional Class	—	320,775,976	—	—
Select Class	—	2,724,737,598	—	—
Service Class	—	792,316,095	—	—
Distributions reinvested
Administrative Class	—	68	3,048	727
Institutional Class	37,410	28,389	—	—
Select Class	582,641	288,879	245,103	120,785
Service Class	302,973	33,998	36	4
Cost of shares redeemed
Administrative Class	(2,717,596,624)	(4,848,392,448)	(588,338,666)	(1,623,991,505)
Institutional Class	(1,225,971,091)	(1,841,596,374)	—	—
Select Class	(3,156,033,482)	(4,870,212,072)	(937,198,774)	(1,489,846,115)
Service Class	(1,348,993,896)	(2,274,974,200)	—	(108,094)

Change in net assets resulting from share transactions	161,764,528	3,507,766,218	218,836,704	(97,869,731)

Change in net assets	161,818,185	3,507,713,881	218,836,536	(97,841,271)
NET ASSETS:
Beginning of period	6,911,470,867	3,403,756,986	791,130,433	888,971,704

End of period	$7,073,289,052	$6,911,470,867	$1,009,966,969	$791,130,433

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3)	$(11,286)	$—	$297

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

10         STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017	Six Months Ended October 31, 2017 (unaudited)	Year Ended April 30, 2017
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,585,239,537	4,359,929,009	734,583,282	1,456,907,456
Institutional Class	1,240,252,629	1,867,489,404	—	—
Select Class	3,362,190,669	4,840,610,359	1,009,542,675	1,558,933,919
Service Class	1,421,753,762	2,051,789,717	—	113,092
Shares issued in connection with Reorganizations (Note 6)
Administrative Class	—	384,995,266	—	—
Institutional Class	—	320,831,015	—	—
Select Class	—	2,725,077,645	—	—
Service Class	—	792,293,499	—	—
Distributions reinvested
Administrative Class	—	67	3,048	727
Institutional Class	37,410	28,389	—	—
Select Class	582,641	288,879	245,103	120,785
Service Class	302,973	33,998	36	4
Shares redeemed
Administrative Class	(2,717,596,624)	(4,848,392,448)	(588,338,666)	(1,623,991,505)
Institutional Class	(1,225,971,091)	(1,841,596,374)	—	—
Select Class	(3,156,033,482)	(4,870,212,072)	(937,198,774)	(1,489,846,115)
Service Class	(1,348,993,896)	(2,274,974,200)	—	(108,094)

Net change in shares outstanding	161,764,528	3,508,192,153	218,836,704	(97,869,731)

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS          11

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.002		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.002		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.002)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.18%		0.04%		0.02%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,383,800		$1,516,147		$1,619,679		$1,556,286		$1,673,462		$1,885,193
Ratios to Average Net Assets
Gross Expense	0.83	%(b)	0.89%		0.97%		0.97%		0.97%		0.96%
Net Expenses(c)	0.62	%(b)	0.42%		0.18%		0.07%		0.08%		0.15%
Net Investment Income	0.36	%(b)	0.04%		0.02%		0.01%		0.01%		0.01%
INSTITUTIONAL CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.004		0.001		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.004		0.001		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.004)		(0.001)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.36%		0.17%		0.02%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$373,847		$359,524		$12,840		$26,079		$83,595		$25,683
Ratios to Average Net Assets
Gross Expense	0.32	%(b)	0.34%		0.47%		0.47%		0.47%		0.46%
Net Expenses(c)	0.27	%(b)	0.27%		0.13%		0.07%		0.08%		0.15%
Net Investment Income	0.72	%(b)	0.21%		0.01%		0.01%		0.01%		0.01%

SELECT CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.003		0.001		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.003		0.001		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.003)		(0.001)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.31%		0.13%		0.02%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$3,878,459		$3,671,694		$976,287		$1,005,503		$889,158		$1,164,388
Ratios to Average Net Assets
Gross Expense	0.58	%(b)	0.61%		0.72%		0.72%		0.72%		0.71%
Net Expenses(c)	0.37	%(b)	0.33%		0.18%		0.07%		0.08%		0.15%
Net Investment Income	0.61	%(b)	0.15%		0.02%		0.01%		0.01%		0.01%

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

12         FINANCIAL HIGHLIGHTS

SERVICE CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	(0.000	)(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.001		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.001)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.11%		0.01%		0.01%		0.01%		0.01%		0.01%
Net Assets, End of Period (000’s)	$1,437,183		$1,364,106		$794,950		$1,352,274		$1,371,495		$1,131,306
Ratios to Average Net Assets
Gross Expense	0.83	%(b)	0.88%		0.97%		0.97%		0.97%		0.96%
Net Expenses(c)	0.77	%(b)	0.46%		0.18%		0.07%		0.08%		0.14%
Net Investment Income	0.21	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

(a) Represents less than $0.001.

(b) Annualized for periods less than one year.

(c) The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)          13

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.002		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.002		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.002)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.19%		0.03%		0.01%		0.00	%(b)	0.01%		0.01%
Net Assets, End of Period (000’s)	$625,532		$479,284		$646,349		$631,472		$782,360		$827,103
Ratios to Average Net Assets
Gross Expense	0.84	%(c)	0.91%		0.99%		0.98%		0.97%		0.97%
Net Expenses(d)	0.60	%(c)	0.39%		0.15%		0.06%		0.06%		0.14%
Net Investment Income	0.38	%(c)	0.03%		0.01%		0.00	%(b)	0.01%		0.01%

SELECT CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.003		0.001		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.003		0.001		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.003)		(0.001)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.31%		0.12%		0.01%		0.00	%(b)	0.01%		0.01%
Net Assets, End of Period (000’s)	$384,404		$311,815		$242,597		$264,955		$314,375		$386,574
Ratios to Average Net Assets
Gross Expense	0.59	%(c)	0.66%		0.74%		0.74%		0.72%		0.73%
Net Expenses(d)	0.35	%(c)	0.31%		0.15%		0.06%		0.06%		0.14%
Net Investment Income	0.63	%(c)	0.13%		0.01%		0.00	%(b)	0.01%		0.01%
SERVICE CLASS	Six Months Ended October 31, 2017 (unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.001		0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.001		0.000		0.000		0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.001)		(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.11%		0.01%		0.01%		0.00	%(b)	0.01%		0.01%
Net Assets, End of Period (000’s)	$31		$31		$26		$18		$6		$10,034
Ratios to Average Net Assets
Gross Expense	0.85	%(c)	0.90%		0.97%		0.99%		0.97%		0.97%
Net Expenses(d)	0.74	%(c)	0.42%		0.17%		0.06%		0.06%		0.14%
Net Investment Income	0.23	%(c)	0.01%		0.01%		0.00	%(b)	0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Represents less than 0.01%.
(c)	Annualized for periods less than one year.
(d)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

14         NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2017 (unaudited)

1.    ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 10 funds are presented in separate reports.

Fund	Investment Goal
Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2017, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)          15

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2017, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
U.S. Government Money Market Fund
Deutsche Bank Securities, Inc.	$85,000,000	$85,000,000	$—	$—
Mizuho Securities USA, Inc.	250,000,000	250,000,000	—	—
RBC Capital Markets LLC	270,000,000	270,000,000	—	—
RBC Capital Markets LLC	75,000,000	75,000,000	—	—
TD Securities, Inc.	275,000,000	275,000,000	—	—
TD Securities, Inc.	110,000,000	110,000,000	—	—

	$1,065,000,000	$1,065,000,000	$—	$—

U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	105,000,000	105,000,000	—	—
Deutsche Bank Securities, Inc.	15,000,000	15,000,000	—	—
RBC Capital Markets LLC	100,000,000	100,000,000	—	—

	$220,000,000	$220,000,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2017, the Funds did not incur any interest or penalties.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

16         NOTES TO FINANCIAL STATEMENTS (continued)

3.    FEDERAL TAX INFORMATION

As of April 30, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2016, 2015 and 2014, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to the tax treatment of expiring capital loss carryforwards. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets and have no effect on the net assets nor the NAV of the Funds.

The tax character of distributions for the corresponding fiscal year ends were as follows:

	2017		2016
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
U.S. Government Money Market Fund	$5,836,731	$—	$688,102	$—
U.S. Treasury Money Market Fund	548,224	—	92,037	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
U.S. Government Money Market Fund	$1,293,413	$—	$(1,304,699)	$—	$(47,718)	$—
U.S. Treasury Money Market Fund	120,587	—	(120,290)	—	(7,293)	—

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. At April 30, 2017, none of the Funds have any losses deferred to May 1, 2017.

At April 30, 2017, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
U.S. Government Money Market Fund	$47,718	$—	$47,718
U.S. Treasury Money Market Fund	7,293	—	7,293

4.    ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation.

The Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

During the six months ended October 31, 2017, Wilmington Funds Management Corporation has agreed to reduce their advisory fee and/or reimburse certain of the Funds’ operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

Effective October 1, 2016, WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2018, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets),

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)          17

will not exceed the expense limitations set forth below. Neither WFMC, nor the Fund’s distributor, will recoup previously waived fees/ expenses in subsequent years.

	Contractual Current Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class
U.S. Government Money
Market Fund	0.62%	0.27%	0.37%	0.77%
U.S. Treasury Money
Market Fund	0.60%	N/A	0.35%	0.75%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Effective October 1, 2017, the fees as described in the table below are accrued and paid daily and are disclosed on the Statement of Operations as “Administrative personnel and services fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

Prior to October 1, 2017, the administrative fees were as follows.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC, nor BNYM, will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2017, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

18         NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2017, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Distribution Fees
U.S. Government Money Market Fund	$3,602,277
U.S. Treasury Money Market Fund	694,822

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. and Traders Trust Company (together, ”M&T“) affiliates of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2017, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
U.S. Government Money Market Fund	$4,352,468
U.S. Treasury Money Market Fund	456,402

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5. LINE OF CREDIT

Effective April 6, 2017, the Trust is participating in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The termination date of the current LOC is April 5, 2018.

The Funds did not utilize the LOC during the six months ended October 31, 2017.

6. REORGANIZATION

REORGANIZATION - FISCAL YEAR 2017

On March 15, 2016, the Board approved an Agreement and Plans of Reorganization (the “Reorganizations”) which provided for the transfer of all the assets of the Tax-Exempt Money Market Fund and the Prime Money Market Fund, each a series of the Trust (the “Acquired Funds”), for shares of the U.S. Government Money Market Fund (the “Acquiring Fund”), respectively. The shareholders approved the Tax-Exempt Money Market Fund Reorganization at a meeting held on August 10, 2016 and the Reorganization closed on August 22, 2016. The shareholders of the Prime Money Market Fund, under applicable law, were not required to vote on the Reorganization. Therefore, the Reorganization closed on August 15, 2016. The acquisitions were accomplished through tax-free exchanges of assets and shares. For financial reporting purposes, the Acquiring Fund, the U.S. Government Money Market Fund, is deemed to be the accounting survivor.

	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets on Date of Reorganization

Acquiring Fund

Wilmington U.S. Government Money Market Fund				$3,080,145,214

Acquired Funds

Wilmington Tax-Exempt Money Market Fund				499,487,643
Administrative Class shares in exchange for
Administrative Class shares	$52,603,411	52,606,533	52,606,533

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)          19

	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets on Date of Reorganization
Select Class shares in exchange for Select Class shares	385,623,982	385,673,201	385,673,201
Service Class shares in exchange for Service Class shares	61,260,250	61,258,312	61,258,312
Wilmington Prime Money Market Fund				3,723,283,847
Administrative Class shares in exchange for Administrative Class shares	332,338,410	332,388,733	332,388,733
Institutional Class shares in exchange for Institutional Class shares	320,775,976	320,831,015	320,831,015
Select Class shares in exchange for Select Class shares	2,339,113,616	2,339,404,444	2,339,404,444
Service Class shares in exchange for Service Class shares	731,055,845	731,035,187	731,035,187

				$7,302,916,704

The financial statements of the Acquiring Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganizations and the combined fund for the period subsequent to the Reorganizations. Because each of the combined investment portfolios had been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that had been included in the combined Fund’s Statement of Operations since the Reorganizations were completed. Assuming the Reorganizations had been completed on May 1, 2016, the pro forma net investment income, net realized gain on investments and net increase in net assets from operations for the twelve months through April, 2017 would have been $8,337,470, ($15,054) and $8,322,416.

7. RECENT REGULATORY UPDATES

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X was August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

8. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no additional material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 14-15, 2017 (the “September Meeting”), the Board of Trustees of the Trust unanimously agreed to approve the renewal of the Trust’s investment advisory agreements and certain sub-advisory agreements (the “Advisory Agreements”). The agreement renewal process was divided into a Board meeting and an executive session of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 28, 2017, the Independent Trustees met in executive session with independent counsel to the Independent Trustees (“Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), and to evaluate the Advisory Agreements that were due for renewal between the Wilmington Multi-Manager Real Asset Fund and each of its sub-advisers (the “Sub-Advisers”), as appropriate. The Independent Trustees evaluated the information that the Adviser and each Sub-Adviser provided in response to a written request from Counsel on behalf of the Trustees concerning the Adviser’s and each Sub-Adviser’s investment advisory services, operations, compliance program and other matters. The Independent Trustees developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies, and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to a corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers, and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser: the nature and quality of services provided; the costs of those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser, and its parent companies as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals, and met with the Independent Trustees in several executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to among other things investment, compliance and operational matters, brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage. The Board took into account information provided by the Adviser as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board unanimously approved the renewal of the Advisory Agreements, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser, and each Sub-Adviser as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interests of each Fund and its shareholders.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS          21

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median, and considered the fee waivers in place for the Fund and management’s discussion of the Fund’s profitability relative to the money market fund marketplace. The Board also considered that the Fund’s Select Class shares had achieved total return performance below the peer group average for the one-year period and slightly below the peer group average for the three- and five-year periods ended June 30, 2017. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median, and considered the fee waivers in place for the Fund. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2017. The Board considered management’s views concerning the markets for the fixed income securities in which the Fund invests and that the Fund is managed conservatively. The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

*	If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2017 (unaudited)

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2017 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890 Sub-Advisor Wilmington Trust Investment Advisors 111 South Calvert Street 26th Floor Baltimore, MD 21202 Co-Administrator Wilmington Funds Management Corp. 1100 North Market Street Wilmington, DE 19890 Custodian The Bank of New York Mellon One Wall Street New York, NY 10286 Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203 Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809 Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street, Suite 700 Philadelphia, PA 19103 WT-SAR-MM-1017 Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	12/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date	12/26/2017

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date	12/28/2017

*	Print the name and title of each signing officer under his or her signature.